Total Bond Market Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (66.8%)
U.S. Government Securities (46.5%)
United States Treasury Note/Bond	0.250%	10/31/25	13,420	12,898
United States Treasury Note/Bond	3.000%	10/31/25	4,015	3,975
United States Treasury Note/Bond	2.250%	11/15/25	10,421	10,231
United States Treasury Note/Bond	4.500%	11/15/25	7,088	7,132
United States Treasury Note/Bond	0.375%	11/30/25	5,730	5,504
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,211
United States Treasury Note/Bond	4.875%	11/30/25	13,590	13,739
United States Treasury Note/Bond	4.000%	12/15/25	10,225	10,239
United States Treasury Note/Bond	0.375%	12/31/25	13,793	13,211
United States Treasury Note/Bond	2.625%	12/31/25	4,165	4,102
United States Treasury Note/Bond	4.250%	12/31/25	9,541	9,584
United States Treasury Note/Bond	3.875%	1/15/26	6,775	6,778
United States Treasury Note/Bond	0.375%	1/31/26	11,120	10,625
United States Treasury Note/Bond	2.625%	1/31/26	4,700	4,628
United States Treasury Note/Bond	4.250%	1/31/26	12,469	12,535
United States Treasury Note/Bond	1.625%	2/15/26	9,136	8,869
United States Treasury Note/Bond	4.000%	2/15/26	6,868	6,886
United States Treasury Note/Bond	0.500%	2/28/26	13,565	12,955
United States Treasury Note/Bond	2.500%	2/28/26	3,700	3,634
United States Treasury Note/Bond	4.625%	2/28/26	6,696	6,770
United States Treasury Note/Bond	4.625%	3/15/26	7,000	7,085
United States Treasury Note/Bond	0.750%	3/31/26	10,502	10,044
United States Treasury Note/Bond	2.250%	3/31/26	6,250	6,112
United States Treasury Note/Bond	4.500%	3/31/26	11,100	11,216
United States Treasury Note/Bond	3.750%	4/15/26	6,220	6,219
United States Treasury Note/Bond	0.750%	4/30/26	9,777	9,331
United States Treasury Note/Bond	2.375%	4/30/26	4,780	4,680
United States Treasury Note/Bond	4.875%	4/30/26	12,872	13,092
United States Treasury Note/Bond	1.625%	5/15/26	10,789	10,432
United States Treasury Note/Bond	3.625%	5/15/26	7,086	7,075
United States Treasury Note/Bond	0.750%	5/31/26	11,025	10,501
United States Treasury Note/Bond	2.125%	5/31/26	4,595	4,477
United States Treasury Note/Bond	4.875%	5/31/26	19,563	19,924
United States Treasury Note/Bond	4.125%	6/15/26	6,563	6,607
United States Treasury Note/Bond	0.875%	6/30/26	7,802	7,433
United States Treasury Note/Bond	1.875%	6/30/26	3,535	3,426
United States Treasury Note/Bond	4.625%	6/30/26	9,060	9,199
United States Treasury Note/Bond	4.500%	7/15/26	7,723	7,830
United States Treasury Note/Bond	0.625%	7/31/26	9,800	9,273
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,744
United States Treasury Note/Bond	4.375%	7/31/26	13,828	13,994
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,674
United States Treasury Note/Bond	4.375%	8/15/26	10,028	10,153
United States Treasury Note/Bond	6.750%	8/15/26	2,300	2,427
United States Treasury Note/Bond	0.750%	8/31/26	15,274	14,458
United States Treasury Note/Bond	1.375%	8/31/26	3,100	2,970
United States Treasury Note/Bond	3.750%	8/31/26	11,337	11,353
United States Treasury Note/Bond	4.625%	9/15/26	5,800	5,904
United States Treasury Note/Bond	0.875%	9/30/26	11,270	10,675
United States Treasury Note/Bond	1.625%	9/30/26	1,615	1,553
United States Treasury Note/Bond	3.500%	9/30/26	6,265	6,247
United States Treasury Note/Bond	4.625%	10/15/26	6,756	6,885
United States Treasury Note/Bond	1.125%	10/31/26	9,930	9,432
United States Treasury Note/Bond	1.625%	10/31/26	4,075	3,911
United States Treasury Note/Bond	2.000%	11/15/26	8,921	8,623
United States Treasury Note/Bond	4.625%	11/15/26	8,408	8,575
United States Treasury Note/Bond	6.500%	11/15/26	765	812
United States Treasury Note/Bond	1.250%	11/30/26	10,220	9,719
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,859
United States Treasury Note/Bond	4.375%	12/15/26	6,353	6,453

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,727
United States Treasury Note/Bond	1.750%	12/31/26	2,133	2,048
United States Treasury Note/Bond	4.000%	1/15/27	5,469	5,514
United States Treasury Note/Bond	1.500%	1/31/27	10,734	10,231
United States Treasury Note/Bond	2.250%	2/15/27	6,372	6,176
United States Treasury Note/Bond	4.125%	2/15/27	9,489	9,598
United States Treasury Note/Bond	6.625%	2/15/27	65	70
United States Treasury Note/Bond	1.125%	2/28/27	3,143	2,964
United States Treasury Note/Bond	1.875%	2/28/27	8,238	7,911
United States Treasury Note/Bond	4.250%	3/15/27	9,250	9,393
United States Treasury Note/Bond	0.625%	3/31/27	3,963	3,684
United States Treasury Note/Bond	2.500%	3/31/27	6,975	6,796
United States Treasury Note/Bond	4.500%	4/15/27	8,618	8,807
United States Treasury Note/Bond	0.500%	4/30/27	4,290	3,966
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,504
United States Treasury Note/Bond	2.375%	5/15/27	10,931	10,598
United States Treasury Note/Bond	4.500%	5/15/27	10,117	10,345
United States Treasury Note/Bond	0.500%	5/31/27	6,605	6,091
United States Treasury Note/Bond	2.625%	5/31/27	8,160	7,961
United States Treasury Note/Bond	4.625%	6/15/27	3,739	3,840
United States Treasury Note/Bond	0.500%	6/30/27	5,420	4,986
United States Treasury Note/Bond	3.250%	6/30/27	9,864	9,781
United States Treasury Note/Bond	4.375%	7/15/27	6,993	7,139
United States Treasury Note/Bond	0.375%	7/31/27	8,560	7,827
United States Treasury Note/Bond	2.750%	7/31/27	9,284	9,077
United States Treasury Note/Bond	2.250%	8/15/27	7,572	7,297
United States Treasury Note/Bond	3.750%	8/15/27	9,160	9,203
United States Treasury Note/Bond	6.375%	8/15/27	185	199
United States Treasury Note/Bond	0.500%	8/31/27	7,825	7,165
United States Treasury Note/Bond	3.125%	8/31/27	7,888	7,791
United States Treasury Note/Bond	3.375%	9/15/27	6,125	6,094
United States Treasury Note/Bond	0.375%	9/30/27	7,875	7,165
United States Treasury Note/Bond	4.125%	9/30/27	7,865	7,990
United States Treasury Note/Bond	0.500%	10/31/27	8,215	7,482
United States Treasury Note/Bond	4.125%	10/31/27	8,761	8,901
United States Treasury Note/Bond	2.250%	11/15/27	8,402	8,074
United States Treasury Note/Bond	6.125%	11/15/27	2,714	2,914
United States Treasury Note/Bond	0.625%	11/30/27	8,128	7,414
United States Treasury Note/Bond	3.875%	11/30/27	11,760	11,863
United States Treasury Note/Bond	0.625%	12/31/27	11,360	10,341
United States Treasury Note/Bond	3.875%	12/31/27	6,060	6,117
United States Treasury Note/Bond	0.750%	1/31/28	12,285	11,202
United States Treasury Note/Bond	3.500%	1/31/28	7,650	7,633
United States Treasury Note/Bond	2.750%	2/15/28	9,790	9,531
United States Treasury Note/Bond	1.125%	2/29/28	11,393	10,501
United States Treasury Note/Bond	4.000%	2/29/28	4,186	4,244
United States Treasury Note/Bond	1.250%	3/31/28	10,511	9,713
United States Treasury Note/Bond	3.625%	3/31/28	8,071	8,087
United States Treasury Note/Bond	1.250%	4/30/28	10,814	9,973
United States Treasury Note/Bond	3.500%	4/30/28	6,703	6,687
United States Treasury Note/Bond	2.875%	5/15/28	12,080	11,789
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,769
United States Treasury Note/Bond	3.625%	5/31/28	8,468	8,481
United States Treasury Note/Bond	1.250%	6/30/28	9,941	9,133
United States Treasury Note/Bond	4.000%	6/30/28	8,012	8,132
United States Treasury Note/Bond	1.000%	7/31/28	11,480	10,423
United States Treasury Note/Bond	4.125%	7/31/28	6,769	6,901
United States Treasury Note/Bond	2.875%	8/15/28	13,491	13,145
United States Treasury Note/Bond	5.500%	8/15/28	325	348
United States Treasury Note/Bond	1.125%	8/31/28	12,537	11,418
United States Treasury Note/Bond	4.375%	8/31/28	5,107	5,255
United States Treasury Note/Bond	1.250%	9/30/28	11,767	10,752
United States Treasury Note/Bond	4.625%	9/30/28	8,643	8,978
United States Treasury Note/Bond	1.375%	10/31/28	10,725	9,833
United States Treasury Note/Bond	4.875%	10/31/28	8,068	8,463
United States Treasury Note/Bond	3.125%	11/15/28	11,328	11,128
United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,759
United States Treasury Note/Bond	1.500%	11/30/28	9,995	9,195
United States Treasury Note/Bond	4.375%	11/30/28	11,190	11,533
United States Treasury Note/Bond	1.375%	12/31/28	13,899	12,705

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	3.750%	12/31/28	8,356	8,413
United States Treasury Note/Bond	1.750%	1/31/29	8,040	7,455
United States Treasury Note/Bond	4.000%	1/31/29	9,078	9,233
United States Treasury Note/Bond	2.625%	2/15/29	10,133	9,744
United States Treasury Note/Bond	1.875%	2/28/29	8,640	8,043
United States Treasury Note/Bond	4.250%	2/28/29	12,436	12,782
United States Treasury Note/Bond	2.375%	3/31/29	9,595	9,114
United States Treasury Note/Bond	4.125%	3/31/29	9,089	9,296
United States Treasury Note/Bond	2.875%	4/30/29	9,400	9,119
United States Treasury Note/Bond	4.625%	4/30/29	9,639	10,065
United States Treasury Note/Bond	2.375%	5/15/29	9,196	8,726
United States Treasury Note/Bond	2.750%	5/31/29	8,802	8,487
United States Treasury Note/Bond	4.500%	5/31/29	12,804	13,316
United States Treasury Note/Bond	3.250%	6/30/29	7,145	7,041
United States Treasury Note/Bond	4.250%	6/30/29	10,477	10,785
United States Treasury Note/Bond	2.625%	7/31/29	6,550	6,272
United States Treasury Note/Bond	4.000%	7/31/29	10,176	10,370
United States Treasury Note/Bond	1.625%	8/15/29	7,070	6,465
United States Treasury Note/Bond	3.125%	8/31/29	5,835	5,714
United States Treasury Note/Bond	3.625%	8/31/29	8,515	8,542
United States Treasury Note/Bond	3.500%	9/30/29	10,286	10,255
United States Treasury Note/Bond	3.875%	9/30/29	5,525	5,596
United States Treasury Note/Bond	4.000%	10/31/29	5,925	6,036
United States Treasury Note/Bond	1.750%	11/15/29	4,541	4,160
United States Treasury Note/Bond	3.875%	11/30/29	8,703	8,817
United States Treasury Note/Bond	3.875%	12/31/29	4,879	4,943
United States Treasury Note/Bond	3.500%	1/31/30	4,790	4,766
United States Treasury Note/Bond	1.500%	2/15/30	9,619	8,635
United States Treasury Note/Bond	4.000%	2/28/30	4,540	4,627
United States Treasury Note/Bond	3.625%	3/31/30	4,725	4,728
United States Treasury Note/Bond	3.500%	4/30/30	5,295	5,266
United States Treasury Note/Bond	0.625%	5/15/30	14,554	12,357
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,528
United States Treasury Note/Bond	3.750%	5/31/30	6,130	6,171
United States Treasury Note/Bond	3.750%	6/30/30	4,600	4,630
United States Treasury Note/Bond	4.000%	7/31/30	6,044	6,162
United States Treasury Note/Bond	0.625%	8/15/30	18,852	15,886
United States Treasury Note/Bond	4.125%	8/31/30	5,681	5,829
United States Treasury Note/Bond	4.625%	9/30/30	6,192	6,521
United States Treasury Note/Bond	4.875%	10/31/30	5,840	6,232
United States Treasury Note/Bond	0.875%	11/15/30	19,461	16,563
United States Treasury Note/Bond	4.375%	11/30/30	6,405	6,662
United States Treasury Note/Bond	3.750%	12/31/30	7,433	7,477
United States Treasury Note/Bond	4.000%	1/31/31	7,012	7,150
United States Treasury Note/Bond	1.125%	2/15/31	16,883	14,516
United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,693
United States Treasury Note/Bond	4.250%	2/28/31	7,708	7,971
United States Treasury Note/Bond	4.125%	3/31/31	8,407	8,635
United States Treasury Note/Bond	4.625%	4/30/31	7,993	8,445
United States Treasury Note/Bond	1.625%	5/15/31	18,109	15,964
United States Treasury Note/Bond	4.625%	5/31/31	9,224	9,747
United States Treasury Note/Bond	4.250%	6/30/31	7,612	7,881
United States Treasury Note/Bond	4.125%	7/31/31	7,616	7,829
United States Treasury Note/Bond	1.250%	8/15/31	21,337	18,220
United States Treasury Note/Bond	3.750%	8/31/31	9,397	9,447
United States Treasury Note/Bond	3.625%	9/30/31	9,600	9,582
United States Treasury Note/Bond	1.375%	11/15/31	20,328	17,406
United States Treasury Note/Bond	1.875%	2/15/32	19,903	17,577
United States Treasury Note/Bond	2.875%	5/15/32	17,763	16,797
United States Treasury Note/Bond	2.750%	8/15/32	17,860	16,691
United States Treasury Note/Bond	4.125%	11/15/32	18,909	19,453
United States Treasury Note/Bond	3.500%	2/15/33	18,863	18,536
United States Treasury Note/Bond	3.375%	5/15/33	17,148	16,674
United States Treasury Note/Bond	3.875%	8/15/33	18,707	18,862
United States Treasury Note/Bond	4.500%	11/15/33	19,802	20,913
United States Treasury Note/Bond	4.000%	2/15/34	21,394	21,765
United States Treasury Note/Bond	4.375%	5/15/34	19,929	20,873
United States Treasury Note/Bond	3.875%	8/15/34	14,745	14,846
United States Treasury Note/Bond	4.500%	2/15/36	1,120	1,199
United States Treasury Note/Bond	4.750%	2/15/37	1,200	1,310

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	5.000%	5/15/37	1,885	2,105
United States Treasury Note/Bond	4.375%	2/15/38	1,200	1,264
United States Treasury Note/Bond	4.500%	5/15/38	1,284	1,367
United States Treasury Note/Bond	3.500%	2/15/39	1,360	1,297
United States Treasury Note/Bond	4.250%	5/15/39	1,652	1,707
United States Treasury Note/Bond	4.500%	8/15/39	1,586	1,681
United States Treasury Note/Bond	4.375%	11/15/39	1,882	1,968
United States Treasury Note/Bond	4.625%	2/15/40	2,900	3,115
United States Treasury Note/Bond	1.125%	5/15/40	7,215	4,764
United States Treasury Note/Bond	4.375%	5/15/40	1,875	1,959
United States Treasury Note/Bond	1.125%	8/15/40	8,205	5,372
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,477
United States Treasury Note/Bond	1.375%	11/15/40	9,049	6,138
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,259
United States Treasury Note/Bond	1.875%	2/15/41	11,223	8,228
United States Treasury Note/Bond	4.750%	2/15/41	2,556	2,783
United States Treasury Note/Bond	2.250%	5/15/41	9,955	7,716
United States Treasury Note/Bond	4.375%	5/15/41	1,904	1,986
United States Treasury Note/Bond	1.750%	8/15/41	13,291	9,420
United States Treasury Note/Bond	3.750%	8/15/41	2,140	2,062
United States Treasury Note/Bond	2.000%	11/15/41	11,218	8,247
United States Treasury Note/Bond	3.125%	11/15/41	2,701	2,385
United States Treasury Note/Bond	2.375%	2/15/42	8,961	6,978
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,832
United States Treasury Note/Bond	3.000%	5/15/42	2,120	1,822
United States Treasury Note/Bond	3.250%	5/15/42	7,780	6,917
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,384
United States Treasury Note/Bond	3.375%	8/15/42	6,047	5,456
United States Treasury Note/Bond	2.750%	11/15/42	3,806	3,120
United States Treasury Note/Bond	4.000%	11/15/42	6,822	6,713
United States Treasury Note/Bond	3.125%	2/15/43	3,380	2,925
United States Treasury Note/Bond	3.875%	2/15/43	6,349	6,127
United States Treasury Note/Bond	2.875%	5/15/43	5,245	4,355
United States Treasury Note/Bond	3.875%	5/15/43	6,233	6,002
United States Treasury Note/Bond	3.625%	8/15/43	4,680	4,331
United States Treasury Note/Bond	4.375%	8/15/43	7,520	7,734
United States Treasury Note/Bond	3.750%	11/15/43	3,764	3,541
United States Treasury Note/Bond	4.750%	11/15/43	7,425	8,011
United States Treasury Note/Bond	3.625%	2/15/44	4,238	3,909
United States Treasury Note/Bond	4.500%	2/15/44	6,753	7,046
United States Treasury Note/Bond	3.375%	5/15/44	3,869	3,437
United States Treasury Note/Bond	4.625%	5/15/44	6,844	7,255
United States Treasury Note/Bond	3.125%	8/15/44	5,211	4,442
United States Treasury Note/Bond	4.125%	8/15/44	2,945	2,922
United States Treasury Note/Bond	3.000%	11/15/44	5,072	4,231
United States Treasury Note/Bond	2.500%	2/15/45	5,934	4,534
United States Treasury Note/Bond	3.000%	5/15/45	3,682	3,061
United States Treasury Note/Bond	2.875%	8/15/45	4,641	3,772
United States Treasury Note/Bond	3.000%	11/15/45	1,865	1,547
United States Treasury Note/Bond	2.500%	2/15/46	4,765	3,602
United States Treasury Note/Bond	2.500%	5/15/46	4,692	3,536
United States Treasury Note/Bond	2.250%	8/15/46	6,111	4,373
United States Treasury Note/Bond	2.875%	11/15/46	2,765	2,223
United States Treasury Note/Bond	3.000%	2/15/47	4,690	3,842
United States Treasury Note/Bond	3.000%	5/15/47	3,973	3,250
United States Treasury Note/Bond	2.750%	8/15/47	5,672	4,425
United States Treasury Note/Bond	2.750%	11/15/47	5,833	4,542
United States Treasury Note/Bond	3.000%	2/15/48	6,979	5,675
United States Treasury Note/Bond	3.125%	5/15/48	7,185	5,967
United States Treasury Note/Bond	3.000%	8/15/48	7,714	6,253
United States Treasury Note/Bond	3.375%	11/15/48	7,963	6,898
United States Treasury Note/Bond	3.000%	2/15/49	8,245	6,673
United States Treasury Note/Bond	2.875%	5/15/49	7,675	6,058
United States Treasury Note/Bond	2.250%	8/15/49	7,384	5,116
United States Treasury Note/Bond	2.375%	11/15/49	7,167	5,094
United States Treasury Note/Bond	2.000%	2/15/50	8,667	5,647
United States Treasury Note/Bond	1.250%	5/15/50	10,341	5,532
United States Treasury Note/Bond	1.375%	8/15/50	11,571	6,375
United States Treasury Note/Bond	1.625%	11/15/50	10,696	6,287
United States Treasury Note/Bond	1.875%	2/15/51	13,054	8,177

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.375%	5/15/51	13,225	9,332
	United States Treasury Note/Bond	2.000%	8/15/51	12,950	8,341
	United States Treasury Note/Bond	1.875%	11/15/51	12,140	7,561
	United States Treasury Note/Bond	2.250%	2/15/52	11,667	7,955
	United States Treasury Note/Bond	2.875%	5/15/52	10,830	8,481
	United States Treasury Note/Bond	3.000%	8/15/52	10,798	8,679
	United States Treasury Note/Bond	4.000%	11/15/52	10,051	9,781
	United States Treasury Note/Bond	3.625%	2/15/53	10,358	9,418
	United States Treasury Note/Bond	3.625%	5/15/53	10,424	9,486
	United States Treasury Note/Bond	4.125%	8/15/53	11,138	11,093
	United States Treasury Note/Bond	4.750%	11/15/53	10,448	11,542
	United States Treasury Note/Bond	4.250%	2/15/54	10,581	10,784
	United States Treasury Note/Bond	4.625%	5/15/54	9,583	10,395
	United States Treasury Note/Bond	4.250%	8/15/54	12,025	12,279
					2,173,825
Agency Bonds and Notes (0.6%)
	Federal Farm Credit Banks Funding Corp.	5.125%	10/10/25	600	607
	Federal Farm Credit Banks Funding Corp.	4.375%	6/23/26	2,425	2,450
	Federal Farm Credit Banks Funding Corp.	4.500%	8/14/26	200	203
	Federal Farm Credit Banks Funding Corp.	4.750%	5/6/27	63	65
	Federal Farm Credit Banks Funding Corp.	4.500%	5/20/27	2,000	2,043
	Federal Farm Credit Banks Funding Corp.	4.500%	6/7/28	100	103
	Federal Farm Credit Banks Funding Corp.	4.250%	12/15/28	93	95
	Federal Farm Credit Banks Funding Corp.	3.500%	9/10/29	108	107
	Federal Home Loan Banks	4.500%	12/12/25	500	503
	Federal Home Loan Banks	3.625%	9/4/26	400	399
	Federal Home Loan Banks	4.625%	11/17/26	550	561
	Federal Home Loan Banks	1.250%	12/21/26	1,000	949
	Federal Home Loan Banks	4.125%	1/15/27	225	227
	Federal Home Loan Banks	4.750%	4/9/27	200	205
	Federal Home Loan Banks	4.000%	6/30/28	450	456
	Federal Home Loan Banks	3.250%	11/16/28	315	311
	Federal Home Loan Banks	4.750%	12/8/28	50	52
	Federal Home Loan Banks	4.625%	6/8/29	370	386
	Federal Home Loan Banks	4.750%	3/10/34	45	48
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,583
[1]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	999	964
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	145
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,783
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,102	1,283
[1]	Federal National Mortgage Assn.	0.500%	11/7/25	2,000	1,926
[1]	Federal National Mortgage Assn.	2.125%	4/24/26	575	561
[1]	Federal National Mortgage Assn.	1.875%	9/24/26	500	483
[1]	Federal National Mortgage Assn.	0.750%	10/8/27	1,000	919
[1]	Federal National Mortgage Assn.	6.250%	5/15/29	175	195
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,076
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	300	353
[1]	Federal National Mortgage Assn.	0.875%	8/5/30	1,400	1,193
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	720	831
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	275	316
	Private Export Funding Corp.	1.400%	7/15/28	175	160
	Tennessee Valley Authority	6.750%	11/1/25	134	138
	Tennessee Valley Authority	3.875%	3/15/28	375	378
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,166
	Tennessee Valley Authority	1.500%	9/15/31	550	470
	Tennessee Valley Authority	4.375%	8/1/34	152	155
	Tennessee Valley Authority	4.650%	6/15/35	175	182
	Tennessee Valley Authority	5.880%	4/1/36	250	289
	Tennessee Valley Authority	5.500%	6/15/38	100	112
	Tennessee Valley Authority	5.250%	9/15/39	512	558
	Tennessee Valley Authority	4.875%	1/15/48	100	103
	Tennessee Valley Authority	5.375%	4/1/56	50	55
	Tennessee Valley Authority	4.625%	9/15/60	180	177
	Tennessee Valley Authority	4.250%	9/15/65	200	183
					27,507
Conventional Mortgage-Backed Securities (19.7%)
[1,2]	Freddie Mac Gold Pool	5.000%	10/1/24–11/1/48	1,091	1,124
[1,2]	Freddie Mac Gold Pool	4.000%	11/1/24–11/1/48	7,807	7,646
[1,2]	Freddie Mac Gold Pool	4.500%	5/1/25–10/1/48	4,154	4,169

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Gold Pool	8.500%	6/1/25–11/1/30	2	2
[1,2]	Freddie Mac Gold Pool	8.000%	7/1/25–7/1/30	1	1
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	14,988	14,289
[1,2]	Freddie Mac Gold Pool	7.000%	12/1/25–2/1/37	45	49
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	7,381	6,977
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	2,844	2,745
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	1	1
[1,2]	Freddie Mac Gold Pool	5.500%	4/1/28–6/1/41	922	960
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/28–3/1/39	700	731
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	177	170
[2,3]	Ginnie Mae	5.000%	10/15/54–11/15/54	1,420	1,422
[2,3]	Ginnie Mae	5.500%	10/15/54	3,560	3,594
[2,3]	Ginnie Mae	6.000%	10/15/54	6,240	6,345
[2,3]	Ginnie Mae	6.500%	10/15/54	1,820	1,862
[2]	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	933	914
[2]	Ginnie Mae I Pool	4.500%	9/15/25–3/15/41	995	1,005
[2]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	916	878
[2]	Ginnie Mae I Pool	7.000%	12/15/25–10/15/31	13	13
[2]	Ginnie Mae I Pool	7.500%	12/15/25–1/15/31	5	6
[2]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/43	694	644
[2]	Ginnie Mae I Pool	6.500%	5/15/26–12/15/38	65	68
[2]	Ginnie Mae I Pool	8.000%	5/15/26–10/15/30	6	6
[2]	Ginnie Mae I Pool	6.000%	6/15/32–3/15/40	44	45
[2]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	684	697
[2]	Ginnie Mae II Pool	3.500%	9/20/25–6/20/53	24,308	23,110
[2]	Ginnie Mae II Pool	4.000%	9/20/25–11/20/53	17,039	16,609
[2,3]	Ginnie Mae II Pool	3.000%	2/20/27–10/21/54	31,477	28,901
[2]	Ginnie Mae II Pool	2.500%	6/20/27–5/20/52	31,786	28,069
[2]	Ginnie Mae II Pool	5.000%	12/20/32–7/20/54	19,150	19,245
[2]	Ginnie Mae II Pool	6.500%	12/20/35–7/20/54	7,434	7,657
[2]	Ginnie Mae II Pool	7.000%	8/20/36–9/20/54	2,718	2,789
[2]	Ginnie Mae II Pool	4.500%	2/20/39–6/20/54	18,292	18,136
[2]	Ginnie Mae II Pool	2.000%	8/20/50–1/20/52	31,360	26,601
[2]	Ginnie Mae II Pool	1.500%	12/20/51	954	780
[2,3]	Ginnie Mae II Pool	5.500%	10/20/52–9/20/54	20,173	20,404
[2]	Ginnie Mae II Pool	6.000%	12/20/52–7/20/54	12,604	12,848
[2]	Ginnie Mae II Pool	7.500%	2/20/54	230	236
[1,2,3]	UMBS Pool	4.500%	1/1/25–10/15/54	32,551	32,292
[1,2]	UMBS Pool	8.000%	1/1/25–11/1/30	1	1
[1,2,3]	UMBS Pool	4.000%	2/1/25–12/1/53	39,112	37,996
[1,2]	UMBS Pool	8.500%	2/1/25–4/1/31	1	1
[1,2]	UMBS Pool	7.500%	7/1/25–1/1/54	537	563
[1,2]	UMBS Pool	3.500%	9/1/25–4/1/53	41,473	39,211
[1,2,3]	UMBS Pool	5.000%	9/1/25–10/15/54	40,767	40,975
[1,2,3]	UMBS Pool	6.000%	10/1/25–10/15/54	50,372	51,799
[1,2,3]	UMBS Pool	7.000%	10/1/25–8/1/54	7,566	7,908
[1,2]	UMBS Pool	3.000%	11/1/25–11/1/53	76,994	70,459
[1,2,3]	UMBS Pool	2.500%	1/1/27–10/15/54	123,589	108,649
[1,2,3]	UMBS Pool	2.000%	11/1/27–10/15/54	174,829	148,299
[1,2,3]	UMBS Pool	5.500%	11/1/31–10/15/54	54,061	54,968
[1,2,3]	UMBS Pool	6.500%	9/1/32–10/15/54	30,800	31,947
[1,2]	UMBS Pool	1.500%	7/1/35–4/1/52	41,492	34,671
					921,487
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.155%	6.280%	12/1/37	6	6
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	6.438%	1/1/35	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.773%	12/1/41	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.694%	9/1/37	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.432%	6.900%	7/1/36	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.465%	7.215%	10/1/37	6	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.794%	3/1/43	18	18
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.180%	10/1/37	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.559%	7.295%	9/1/43	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.233%	7/1/43	21	22
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.603%	6.659%	6/1/43	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.612%	5.862%	1/1/42	6	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.998%	2/1/36	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.635%	5.885%	11/1/36	3	4

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.641%	7.352%	8/1/35	20	21
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.672%	6.875%	10/1/42	5	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.057%	1/1/37	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.243%	10/1/39	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.223%	5/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.204%	9/1/42	15	16
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.695%	7.445%	7/1/39	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.698%	7.448%	8/1/40	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	7.575%	7/1/37	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.950%	12/1/40	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.702%	6.243%	10/1/42	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.705%	5.955%	11/1/39	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.706%	6.669%	8/1/39	11	12
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.765%	9/1/34	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.739%	6.840%	9/1/43	8	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.744%	5.994%	12/1/33	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.745%	6.575%	5/1/42	6	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.747%	7.526%	7/1/41	17	18
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.750%	7.500%	10/1/40	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.777%	6.416%	5/1/42	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.280%	2/1/41	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.782%	6.994%	7/1/42	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.793%	7.082%	3/1/42	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.411%	8/1/42	20	20
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.446%	3/1/42	9	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.126%	11/1/39	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.055%	11/1/41	11	12
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.193%	3/1/41	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	11/1/33–12/1/40	10	10
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.127%	2/1/41	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.063%	11/1/41–1/1/42	9	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	11/1/40–12/1/40	11	12
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	2/1/41	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.565%	6/1/41	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.098%	12/1/41	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.575%	3/1/41	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.299%	4/1/41	9	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.157%	1/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.348%	9/1/40	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.090%	12/1/39	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	7.590%	8/1/39	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.811%	11/1/34	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.914%	7.289%	4/1/37	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.662%	4/1/37	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.840%	7.090%	8/1/37	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.375%	11/1/34	9	9
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.485%	2/1/36	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.549%	10/1/36	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.890%	12/1/36	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	5.910%	10/1/37	2	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	5.915%	12/1/34	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/35	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	5.992%	12/1/36	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	6	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	7.125%	5/1/38	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.836%	6.138%	2/1/42	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.105%	5/1/37	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.312%	5/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.755%	6/1/40	6	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	12/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.202%	1/1/41	7	7
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.380%	3/1/41	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.684%	6/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	2	2

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.883%	6.775%	2/1/42	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	6.705%	9/1/40	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.150%	11/1/40	6	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.218%	1/1/41	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.382%	2/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.410%	2/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	6.020%	6/1/37	6	6
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	7/20/38	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	10/20/38–12/20/42	48	48
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.750%	12/20/39–12/20/40	6	6
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–3/20/43	36	36
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	4/20/41–6/20/43	33	34
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/41–8/20/41	13	13
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	7.125%	5/20/41	3	3
					643
Total U.S. Government and Agency Obligations (Cost $3,324,626)					3,123,462
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
[2]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	59	59
[2]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/27	116	116
[2]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	53	54
[2]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/29	80	80
[2]	Ally Auto Receivables Trust Class A4 Series 2022-2	4.870%	4/17/28	50	50
[2]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/28	16	16
[2]	Ally Auto Receivables Trust Class A4 Series 2024-2	4.140%	10/15/30	35	35
[2]	American Express Credit Account Master Trust Class A Series 2021-1	0.900%	11/15/26	425	423
[2]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	750	745
[2]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	425	423
[2]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/28	275	278
[2]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/30	75	77
[2]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/28	200	205
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	200	208
[2]	American Express Credit Account Master Trust Class A Series 2024-1	5.230%	4/15/29	400	412
[2]	American Express Credit Account Master Trust Class A Series 2024-2	5.240%	4/15/31	200	210
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	50	51
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	19	19
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/28	25	26
[2]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	150	149
[2]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/28	200	202
[2]	BA Credit Card Trust ClassA Series 2024-A1	4.930%	5/15/29	200	205
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	74
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	8	8
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	18	18
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	66	64
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	98
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	69
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	155
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	166
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	139
[2,4]	BANK Class A3 Series 2023-5YR2	6.656%	7/15/56	100	107
[2]	BANK Class A3 Series 2024-5YR9	5.614%	8/15/57	100	104
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	47	46
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	97
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	142
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	145
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	124
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	49
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	99
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	109
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	122
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	97
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	94
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	268
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	156
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	43

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	42
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	64
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	43
[2]	BANK Class A4 Series 2023-BNK46	5.745%	8/15/56	100	108
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	146
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	393
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	73
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	244
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	25
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	92
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	181
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	129
[2]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	67
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	44
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	127
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	87
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	110
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	110
[2]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	175	172
[2]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/56	50	52
[2]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/57	220	238
[2]	BANK Class A5 Series 2024-BNK48	5.053%	9/15/34	275	283
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	96
[2,4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	389
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	72
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	23
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	48
[2,4]	BANK Class AS Series 2018-BNK12	4.474%	5/15/61	50	48
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	24
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	24
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	46
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	67
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	68
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	69
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	58
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	48
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	42
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	21
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	43
[2,4]	BANK Class AS Series 2023-5YR2	7.379%	7/15/56	25	27
[2,4]	BANK Class AS Series 2023-5YR3	7.559%	9/15/56	50	54
[2,4]	BANK Class AS Series 2023-BNK45	5.651%	2/15/56	25	26
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	34	33
[2,4]	BANK Class C Series 2017-BNK8	4.229%	11/15/50	50	39
[2,4]	BANK Class C Series 2019-BNK19	4.162%	8/15/61	35	28
[2]	Bank of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	27
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	70
[2,4]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/56	50	54
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	241
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	141
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	254
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	22
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	92
[2]	Barclays Dryrock Issuance Trust Class A Series 2022-1	3.070%	2/15/28	100	99
[2]	Barclays Dryrock Issuance Trust Class A Series 2023-1	4.720%	2/15/29	275	277
[2]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	320	337
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	122
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	91
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	124
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	44
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	109
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	44
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	89
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	132
[2,4]	BBCMS Mortgage Trust Class A5 Series 2022-C14	2.946%	2/15/55	200	180
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/56	50	53
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/56	25	27
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/56	100	110
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/56	50	58
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/57	50	53

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/57	200	218
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/57	100	106
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	97
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	31
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/56	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/56	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.506%	9/15/56	50	54
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	134
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	47
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	104
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/55	75	78
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/56	20	21
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	10/15/29	200	205
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V5	5.805%	1/10/57	50	52
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	74
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	49
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	174
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	77
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	260
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	97
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	315
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	220
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	346
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	122
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	209
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	209
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	102
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	92
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	87
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	84
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	107
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	85
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	190
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	109
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	107
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	42
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	65
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	86
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	44
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	176
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	242
[2]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	69
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	46
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	100	99
[2]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/56	175	189
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	48
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	73
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	47
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	22
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	144
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	24
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	48
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	69
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	26
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	20
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	8
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	37
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	61
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	22
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.528%	1/15/55	75	65
[2]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/56	50	54
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/55	25	26
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/56	60	64
[2]	Benchmark Mortgage Trust Class AS Series 2024-V10	5.725%	10/15/29	100	103
[2,4]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/56	400	425
[2]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	50	52
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	46
[2]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/54	200	209
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/56	50	51
[2]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/56	50	54

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/56	100	109
[2]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/57	90	97
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	7.355%	8/15/56	300	321
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/56	40	44
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C2	7.485%	11/15/56	200	216
[2,4]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/56	25	27
[2,4]	BMO Mortgage Trust Class AS Series 2023-C7	6.674%	12/15/56	200	221
[2,4]	BMO Mortgage Trust Class AS Series 2024-5C4	6.866%	5/15/57	300	321
[2,4]	BMO Mortgage Trust Class B Series 2024-5C4	7.254%	5/15/57	300	321
[2]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	29	29
[2]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	25	25
[2]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	100	101
[2]	BMW Vehicle Lease Trust Class A4 Series 2023-1	5.070%	6/25/26	25	25
[2]	BMW Vehicle Lease Trust Class A4 Series 2023-2	5.980%	2/25/27	25	26
[2]	BMW Vehicle Lease Trust Class A4 Series 2024-1	5.000%	6/25/27	50	51
[2]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	12	12
[2]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	25	25
[2]	BMW Vehicle Owner Trust Class A3 Series 2024-A	5.180%	2/26/29	200	204
[2]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/29	7	7
[2]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2024-3	5.340%	4/17/28	100	101
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	123
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	118
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	127
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	53
[2]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	400	397
[2]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/28	300	301
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2022-A1	2.800%	3/15/27	400	397
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	408
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	289
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	400	398
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	33	32
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	68	67
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	64	63
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/28	25	25
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	49
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	25	25
[2]	CarMax Auto Owner Trust Class A3 Series 2021-2	0.520%	2/17/26	6	6
[2]	CarMax Auto Owner Trust Class A3 Series 2021-4	0.560%	9/15/26	32	31
[2]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	45	44
[2]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	54	54
[2]	CarMax Auto Owner Trust Class A3 Series 2023-1	4.750%	10/15/27	100	100
[2]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	75	76
[2]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/28	40	41
[2]	CarMax Auto Owner Trust Class A3 Series 2024-1	4.920%	10/16/28	50	51
[2]	Carmax Auto Owner Trust Class A3 Series 2024-3	4.890%	7/16/29	250	254
[2]	CarMax Auto Owner Trust Class A4 Series 2020-4	0.630%	6/15/26	13	13
[2]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	25	24
[2]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	48
[2]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	25	25
[2]	Carmax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/28	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/29	20	20
[2]	CarMax Auto Owner Trust Class A4 Series 2023-4	5.960%	5/15/29	50	52
[2]	Carmax Auto Owner Trust Class A4 Series 2024-3	4.850%	1/15/30	150	153
[2]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	23	22
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	37
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	142
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	96
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	137
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	74
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	411
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	121
[2]	CD Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	11	11
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	71
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	26
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	31	31
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	8	8
[2]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	42	42
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	124
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	242
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	147

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	48
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	97
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	240
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	48
[2]	Chase Issuance Trust Class A Series 2022-A1	3.970%	9/15/27	100	100
[2]	Chase Issuance Trust Class A Series 2023-A1	5.160%	9/15/28	120	123
[2]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/15/30	100	104
[2]	Chase Issuance Trust Class A Series 2024-A1	4.620%	1/16/29	200	203
[2]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	100	102
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/39	100	109
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	199
[2]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	24	24
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	145
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	83	80
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	99
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	99
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	122
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	49
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	72
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	242
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	271
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	248
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	121	120
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	464
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	207
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	100
[2,4]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.742%	5/15/54	75	75
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	14	14
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	99
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	47
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	40
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	33	32
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	81
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	40	40
[2]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/28	50	50
[2]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/29	50	51
[2]	CNH Equipment Trust Class A3 Series 2024-A	4.770%	6/15/29	50	51
[2]	CNH Equipment Trust Class A4 Series 2024-C	4.120%	3/15/32	50	50
[2]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	12	12
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	34
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	121
[2]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	29	29
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	3	3
[2]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	145	144
[2]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	124
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	222
[2]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	123
[2]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	148
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	12	12
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	200	200
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	149
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	107
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	16	15
[2,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	97
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	49
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	50
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	46
[2]	COMM Mortgage Trust Class ASB Series 2015-CR23	3.257%	5/10/48	4	4
[2]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	25	25
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	28	28
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	13
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	4.054%	2/10/47	15	14
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	258
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	223
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	99
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	198
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	143
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	25
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	220
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	193

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	143
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	47
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	271
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	74
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	73
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	43
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	4	4
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	9	9
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	47
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.242%	8/15/48	50	46
[2]	Daimler Trucks Retail Trust Class A3 Series 2022-1	5.230%	2/17/26	27	27
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	97
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	73
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	96
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	96
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	43
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	46
[2]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	400	397
[2]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	225	227
[2]	Discover Card Execution Note Trust Class A Series 2023-A1	4.310%	3/15/28	300	301
[2]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/28	275	278
[2]	Discover Card Execution Note Trust Class A1 Series 2022-A1	1.960%	2/15/27	200	198
[2]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	150	141
[2]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	400	397
[2]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/28	40	40
[2]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	44	43
[2]	Exeter Automobile Receivables Trust Class B Series 2023-1A	5.720%	4/15/27	13	13
[2]	Exeter Automobile Receivables Trust Class B Series 2023-4A	6.310%	10/15/27	20	20
[2]	Exeter Automobile Receivables Trust Class B Series 2024-4A	5.290%	8/15/30	100	101
[2]	Exeter Automobile Receivables Trust Class B Series 2024-5A	4.480%	4/16/29	20	20
[2]	Exeter Automobile Receivables Trust Class C Series 2021-3A	0.960%	10/15/26	7	7
[2]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	44	44
[2]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/28	25	25
[2]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/28	20	20
[2]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	35	34
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	50	49
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	25
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	29	26
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.681%	3/25/33	200	163
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	100	91
[1,2]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	116	115
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	65	64
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.891%	5/25/25	134	132
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	126	124
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	37	37
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	92	91
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	62	61
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	230	223
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.524%	9/25/26	226	219
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.602%	9/25/26	52	50
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	52	51
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	59	58
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	169	165
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	40	39
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	276	267
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.496%	10/25/26	141	137
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.163%	6/25/27	181	177
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.905%	11/25/27	55	53
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.919%	2/25/27	118	116
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.637%	12/25/26	130	127
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.093%	4/25/29	43	41
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	204	199
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	391	382
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.467%	7/25/28	123	121
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.750%	8/25/30	50	49
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.866%	9/25/30	150	147
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.701%	8/25/28	166	164
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M2	3.002%	1/25/28	377	366
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M3	3.171%	2/25/30	59	57
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.159%	3/25/28	118	115

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.129%	3/25/28	90	88
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.661%	9/25/28	168	165
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	391	373
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	235	219
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.745%	11/25/28	180	177
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/29	333	311
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/31	273	266
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	191	185
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	180	173
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	283	270
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	879
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	242	215
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	87
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/30	10	9
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	218
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	109	100
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.359%	10/25/30	275	236
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.436%	11/25/30	60	51
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.506%	3/25/31	225	191
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.652%	4/25/31	50	43
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.797%	10/25/31	275	235
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.518%	11/25/30	50	43
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.287%	1/25/31	225	191
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.724%	10/25/31	325	276
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M10	2.002%	1/25/32	225	194
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.583%	9/25/31	75	64
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.764%	11/25/31	100	85
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	137
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M8	2.001%	12/25/31	150	129
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.651%	4/25/33	140	143
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M6	4.190%	7/25/28	134	134
[1,2,4]	Fannie mae-Aces Class A2 Series 2023-M8	4.620%	3/25/33	50	51
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.206%	11/25/27	226	221
[2]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	100	101
[2]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/31	20	21
[2]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	50	51
[2]	Ford Credit Auto Lease Trust Class A3 Series 2023-A	4.940%	3/15/26	28	28
[2]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	100	101
[2]	Ford Credit Auto Lease Trust Class A4 Series 2023-A	4.830%	5/15/26	25	25
[2]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	50	51
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-A	1.290%	6/15/26	16	16
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	39	39
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-C	4.480%	12/15/26	66	66
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	50	50
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	50	51
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-C	5.530%	9/15/28	100	102
[2]	Ford Credit Auto Owner Trust Class A3 Series 2024-A	5.090%	12/15/28	200	204
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	15	15
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	39	39
[2]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/27	100	100
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/28	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-C	5.490%	5/15/29	50	52
[2]	Ford Credit Auto Owner Trust Class A4 Series 2024-A	5.010%	9/15/29	260	266
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	99
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	65	65
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	48	48
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	22	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/30	13	12
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	44	39
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/55	98	92
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/35	49	42
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	88	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	22	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	134	133
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K045	3.023%	1/25/25	151	150
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K046	3.205%	3/25/25	173	172
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	173	172
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	322	319
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	124	122

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	198
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	123
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	146
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	199	195
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	123
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	223
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	349
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	25
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	75
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,705
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	273
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	226
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	442
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	219
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	384
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	263
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	261
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	211
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	420
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	197
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	346
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	328
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	282
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	410
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	86
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,183
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	133
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	375
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	108
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	277
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	347
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	260
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	152
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	151
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	131
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	616
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	380
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	222
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	352
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	130
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	349
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	176
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	178
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	111
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	135
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/32	100	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/32	100	89
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/32	700	670
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/31	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/31	100	96
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/34	225	198
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/35	150	121
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/35	225	175
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/35	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/35	100	78
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/35	100	79
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	94
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/36	200	165
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	150	120
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	98
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	75	76

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	75
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/33	175	175
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	99
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	50
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/33	140	143
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-160	4.500%	8/25/33	200	204
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-161	4.900%	10/25/33	100	105
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/28	140	144
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/28	100	102
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K510	5.069%	10/25/28	100	104
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K511	4.860%	10/25/28	50	51
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K515	5.400%	1/25/29	150	158
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	150	158
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K517	5.355%	1/25/29	200	210
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K518	5.400%	1/25/29	200	210
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	321	320
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	223	222
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	170	169
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	373	368
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	484	475
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	95
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	186
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	116
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	97	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	46
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	140
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	116
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/30	150	152
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/30	140	141
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K753	4.400%	10/25/30	200	203
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K754	4.940%	11/25/30	100	104
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	138	137
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	196
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/34	395	382
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/34	225	212
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	335	296
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	48
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	194
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	74
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/29	50	46
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K058	2.653%	8/25/26	100	97
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K064	3.224%	3/25/27	300	295
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K065	3.243%	4/25/27	433	425
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K066	3.117%	6/25/27	150	147
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K067	3.194%	7/25/27	500	490
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K068	3.244%	8/25/27	125	123
[1,2,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K070	3.303%	11/25/27	75	74
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K071	3.286%	11/25/27	225	221
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K072	3.444%	12/25/27	100	99
[1,2,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K080	3.926%	7/25/28	175	175
[1,2,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K081	3.900%	8/25/28	350	349
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K087	3.771%	12/25/28	400	397
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K088	3.690%	1/25/29	275	272
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K090	3.422%	2/25/29	200	196
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K126	2.074%	1/25/31	250	223
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K-1522	2.361%	10/25/36	150	122
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K-164	5.000%	5/25/34	200	212
[1,2,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K507	4.800%	9/25/28	100	103
[1,2,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K508	4.740%	8/25/28	150	154
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K509	4.850%	9/25/28	100	103
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K512	5.000%	11/25/28	50	52
[1,2,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K513	4.724%	12/25/28	100	103
[1,2,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K520	5.180%	3/25/29	205	214
[1,2,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K524	4.720%	5/25/29	124	127
[1,2,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K526	4.543%	7/25/29	250	255
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K576	4.963%	5/25/31	200	209
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	19	19
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	50	50
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	25	25

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	75	76
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/27	300	305
[2,3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-3	4.210%	10/20/27	70	70
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2023-1	5.160%	1/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2024-1	5.090%	2/22/28	25	25
[2,3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/28	65	65
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-1	5.510%	1/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-2	5.540%	5/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	5	5
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	19	18
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	24	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	20	20
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	30	30
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	39	39
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-4	4.820%	8/16/27	117	117
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	50	50
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	50	50
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	30	30
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-4	5.780%	8/16/28	50	51
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-3	5.130%	4/16/29	200	204
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-1	0.540%	5/17/27	177	175
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-2	4.430%	10/16/28	50	50
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/28	18	18
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-4	5.710%	2/16/29	50	52
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-3	5.090%	11/16/29	200	206
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	144
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	148
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	50
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	97
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	73
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	193
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	73
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	145
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	250
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	94
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	139
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/52	275	255
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	117
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	12	12
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	11	11
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	115	115
[2]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	106	106
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	115
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	67
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	106
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	16	16
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC34	3.278%	10/10/48	29	28
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	48
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	48
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	47
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	93
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	66
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/52	50	45
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	32
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	20
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.573%	9/10/47	25	23
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	47
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	8
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	12	12
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	10	10
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/27	50	50
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/28	50	51
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-B	4.310%	7/16/29	45	45
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	25
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/30	50	51
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/31	50	52
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2024-B	4.280%	4/15/32	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	10	10
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	0.880%	1/21/26	27	27
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	23	23
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	35	35
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	50	50
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	25	25
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	100	101
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	200	205
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	100	102
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	200	204
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-3	4.570%	3/21/29	300	303
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	25	25
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-3	5.300%	12/18/29	20	20
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2024-2	5.210%	7/18/30	400	412
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	12	12
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	75	75
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	43	44
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-C	5.540%	10/16/28	50	51
[2]	Hyundai Auto Receivables Trust Class A3 Series 2024-B	4.840%	3/15/29	113	114
[2]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	18	18
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/28	25	25
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/29	13	13
[2]	Hyundai Auto Receivables Trust Class A4 Series 2024-B	4.740%	9/16/30	150	153
[2]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	21	21
[2]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/27	157	158
[2]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	50	50
[2]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/28	50	51
[2]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/28	120	122
[2]	John Deere Owner Trust Class A3 Series 2024-B	5.200%	3/15/29	100	103
[2]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/29	50	51
[2]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/30	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/30	20	21
[2]	John Deere Owner Trust Class A4 Series 2024-C	4.150%	8/15/31	100	100
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	97
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	74
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	241
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	72
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	89	88
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	58
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	99
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	81
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	3	3
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	29	28
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	163	163
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	98
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	122
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	49	47
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	50
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	71
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	49
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	48
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	5	5
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	5	5
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	6	6
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	10	10
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	21	21
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	17	17
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.687%	2/15/47	22	21
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	48
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	185
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	390
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	96
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	95
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	93
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	23
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	73
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	222
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	156

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	72
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	41
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	46
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	48
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	24
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	75	75
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2023-A	4.710%	2/15/29	50	50
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	15	15
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	74	74
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-2	5.950%	11/15/28	50	51
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-1	4.800%	4/16/29	150	152
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-B	4.230%	2/15/28	110	110
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-2	6.010%	1/15/31	50	53
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2024-B	4.220%	6/17/30	60	60
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	121
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	124
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	74
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	74
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	221
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	144
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	74
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	74
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	192
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	239
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	146
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	96
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	4	4
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	3	3
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	19	19
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	11	11
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	7	7
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	16	15
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.442%	6/15/47	18	18
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.785%	10/15/47	5	5
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	47
[2]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	50	49
[2]	Morgan Stanley Capital I Trust Class A3 Series 2016-UBS9	3.329%	3/15/49	25	24
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	49	47
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	159
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	74
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	96
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	193
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	194
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	237
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	146
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	187
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	57
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	65
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	145
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	132
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.919%	4/15/55	150	141
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	75
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	24
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	22
[2]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/56	100	107
[2,4]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/56	50	55
[2,4]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/56	50	54
[2]	Nissan Auto Lease Trust Class A3 Series 2023-A	4.910%	1/15/26	25	25
[2]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	25	25
[2]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	50	51
[2]	Nissan Auto Lease Trust Class A3 Series 2024-B	4.920%	11/15/27	200	203
[2]	Nissan Auto Lease Trust Class A4 Series 2023-A	4.800%	7/15/27	25	25
[2]	Nissan Auto Lease Trust Class A4 Series 2024-B	4.960%	8/15/28	200	204
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2021-A	0.330%	10/15/25	7	7
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	24	24
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/27	69	69
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	100	101
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	50	49
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	24
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-B	5.960%	10/15/30	200	208

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	52	52
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	20	20
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	40	40
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-5	6.020%	9/15/28	100	101
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	300	305
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	100	102
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-4	4.850%	1/16/29	100	101
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	34	33
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-1	4.980%	2/15/28	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/28	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/28	20	20
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/28	20	20
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-5	6.160%	12/17/29	50	51
[2]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/29	1,000	1,028
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-4	1.260%	2/16/27	7	7
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-1	2.560%	4/17/28	16	16
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	49
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/30	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/30	20	21
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/31	60	62
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-5	6.430%	2/18/31	50	52
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	34	33
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	36	36
[2]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	200	199
[2]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/29	75	77
[2]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	200	206
[2]	Synchrony Card Funding LLC Class A Series 2024-A2	4.930%	7/15/30	250	255
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-B	0.260%	11/17/25	19	19
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.430%	1/15/26	23	23
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	29	28
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	41	41
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	44	43
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/27	50	50
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	50	50
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	50	51
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-D	5.540%	8/15/28	50	51
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	100	101
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-B	5.330%	1/16/29	500	511
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-C	4.880%	3/15/29	250	254
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	15	15
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	50	49
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/28	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-D	5.490%	3/15/29	50	52
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-C	4.830%	11/15/29	225	231
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	91	87
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	120	117
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	97
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	145
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	169
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	144
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	146
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	173
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	73
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	221
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	122
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	269
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	95
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	114
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	69
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	95
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	123
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	98
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	48
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	48
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	71
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	59
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	95
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	72

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	23
[2]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	350	349
[2]	Verizon Master Trust Class A Series 2022-2	1.530%	7/20/28	150	148
[2]	Verizon Master Trust Class A Series 2022-4	3.400%	11/20/28	200	198
[2]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	100	99
[2]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	175	175
[2]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	75	75
[2]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/29	160	162
[2]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	50	51
[2]	Verizon Master Trust Class A1A Series 2023-7	5.670%	11/20/29	50	52
[2]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	50	50
[2]	Verizon Master Trust Class A1A Series 2024-4	5.210%	6/20/29	300	305
[2]	Verizon Master Trust Class A1A Series 2024-6	4.170%	8/20/30	1,000	1,001
[2]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	100	101
[2]	Volkswagen Auto Lease Trust Class A4 Series 2023-A	5.800%	4/20/28	40	41
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2021-1	1.020%	6/22/26	30	30
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/28	50	51
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-2	5.480%	12/20/28	50	51
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2023-2	5.570%	4/22/30	50	52
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	144
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	41	40
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	97
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2024-5C1	5.928%	7/15/57	200	211
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	74
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	73	73
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	173
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	173
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	74
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	201	198
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	73
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	156
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	146
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	242
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	270
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	197
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	73
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	150
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	187
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	186
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	94
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	43
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	98
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	187
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	169
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	172
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	250
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	151
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	44
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	88
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/57	100	105
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	74
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	50
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	31
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	74
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	52
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	95
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	24
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	48
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	91
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	3	2
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	10	10
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	1	1
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	24	24
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	11	10
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	31	30
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	49
[2]	WF Card Issuance Trust Class A Series 2024-A1	4.940%	2/15/29	150	153

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	13	13
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	25	25
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	46	46
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C25	3.631%	11/15/47	38	38
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	14	13
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	22
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	1	1
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	11	11
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	23	23
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-D	0.810%	10/15/26	30	29
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	24	24
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	54	53
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	50	49
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/28	75	75
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	50	50
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/28	25	25
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-D	5.790%	2/15/29	300	308
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-A	4.860%	3/15/29	75	76
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-C	4.430%	12/17/29	100	101
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	17	17
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-B	4.680%	5/15/29	50	51
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-A	4.840%	10/15/29	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-C	4.440%	5/15/30	60	60
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	50	50
[2]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/28	75	76
[2]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/29	25	26
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $120,867)					115,108
Corporate Bonds (26.2%)
Communications (2.1%)
	Alphabet Inc.	0.800%	8/15/27	120	111
	Alphabet Inc.	1.100%	8/15/30	500	430
	Alphabet Inc.	1.900%	8/15/40	50	36
	Alphabet Inc.	2.050%	8/15/50	540	336
	Alphabet Inc.	2.250%	8/15/60	345	212
	America Movil SAB de CV	3.625%	4/22/29	200	194
	America Movil SAB de CV	2.875%	5/7/30	200	184
	America Movil SAB de CV	4.700%	7/21/32	250	250
	America Movil SAB de CV	6.375%	3/1/35	300	336
	America Movil SAB de CV	6.125%	11/15/37	100	110
	America Movil SAB de CV	6.125%	3/30/40	200	217
	America Movil SAB de CV	4.375%	7/16/42	250	226
	America Movil SAB de CV	4.375%	4/22/49	200	179
	AT&T Inc.	3.875%	1/15/26	400	398
	AT&T Inc.	1.700%	3/25/26	500	482
	AT&T Inc.	3.800%	2/15/27	700	694
	AT&T Inc.	2.300%	6/1/27	450	430
	AT&T Inc.	1.650%	2/1/28	500	461
	AT&T Inc.	4.100%	2/15/28	402	401
	AT&T Inc.	4.350%	3/1/29	663	667
	AT&T Inc.	4.300%	2/15/30	460	459
	AT&T Inc.	2.250%	2/1/32	600	515
	AT&T Inc.	2.550%	12/1/33	472	398
	AT&T Inc.	4.500%	5/15/35	200	195
	AT&T Inc.	5.250%	3/1/37	550	566
	AT&T Inc.	4.900%	8/15/37	300	298
	AT&T Inc.	4.850%	3/1/39	480	470
	AT&T Inc.	3.500%	6/1/41	500	410
	AT&T Inc.	4.300%	12/15/42	271	242
	AT&T Inc.	4.750%	5/15/46	723	677
	AT&T Inc.	5.150%	11/15/46	636	626
	AT&T Inc.	4.500%	3/9/48	400	355
	AT&T Inc.	3.650%	6/1/51	717	550
	AT&T Inc.	3.500%	9/15/53	1,764	1,295
	AT&T Inc.	3.550%	9/15/55	1,475	1,078
	AT&T Inc.	5.700%	3/1/57	50	51
	AT&T Inc.	3.800%	12/1/57	968	733
	AT&T Inc.	3.650%	9/15/59	929	673
	AT&T Inc.	3.850%	6/1/60	416	315

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Baidu Inc.	3.625%	7/6/27	200	197
Baidu Inc.	3.425%	4/7/30	200	191
Baidu Inc.	2.375%	8/23/31	200	174
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	597	610
Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	380	390
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	100	89
Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	100	70
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	134	140
Booking Holdings Inc.	3.600%	6/1/26	225	224
Booking Holdings Inc.	3.550%	3/15/28	100	98
Booking Holdings Inc.	4.625%	4/13/30	300	307
British Telecommunications plc	9.625%	12/15/30	516	651
Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	500	514
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	221
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	222
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	224
Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	500	518
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	282
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	200	183
Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/34	200	209
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/34	250	260
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	200	183
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	400	278
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	450	434
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	377
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	349
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	200	160
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	800	611
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	255
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	328
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	300	245
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	75
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	300	184
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	136
Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	155
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	162
Comcast Corp.	3.950%	10/15/25	503	502
Comcast Corp.	3.150%	3/1/26	497	490
Comcast Corp.	2.350%	1/15/27	495	477
Comcast Corp.	3.300%	2/1/27	400	394
Comcast Corp.	3.300%	4/1/27	150	148
Comcast Corp.	3.150%	2/15/28	325	315
Comcast Corp.	4.150%	10/15/28	950	951
Comcast Corp.	4.550%	1/15/29	200	203
Comcast Corp.	5.100%	6/1/29	200	208
Comcast Corp.	4.250%	10/15/30	350	349
Comcast Corp.	1.950%	1/15/31	500	434
Comcast Corp.	1.500%	2/15/31	250	211
Comcast Corp.	4.250%	1/15/33	275	270
Comcast Corp.	4.800%	5/15/33	700	714
Comcast Corp.	5.300%	6/1/34	200	210
Comcast Corp.	4.200%	8/15/34	175	169
Comcast Corp.	5.650%	6/15/35	1,065	1,145
Comcast Corp.	4.400%	8/15/35	150	146
Comcast Corp.	3.200%	7/15/36	225	193
Comcast Corp.	6.450%	3/15/37	175	201
Comcast Corp.	4.600%	10/15/38	550	535
Comcast Corp.	3.250%	11/1/39	100	82
Comcast Corp.	3.750%	4/1/40	300	259
Comcast Corp.	4.650%	7/15/42	370	349
Comcast Corp.	3.400%	7/15/46	600	464
Comcast Corp.	3.969%	11/1/47	686	573
Comcast Corp.	4.000%	3/1/48	200	168
Comcast Corp.	4.700%	10/15/48	38	36
Comcast Corp.	3.999%	11/1/49	268	224
Comcast Corp.	3.450%	2/1/50	400	302
Comcast Corp.	2.800%	1/15/51	300	199
Comcast Corp.	2.887%	11/1/51	882	592
Comcast Corp.	5.350%	5/15/53	283	289
Comcast Corp.	2.937%	11/1/56	853	557

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.950%	10/15/58	238	228
	Comcast Corp.	2.650%	8/15/62	150	89
	Comcast Corp.	2.987%	11/1/63	847	537
	Comcast Corp.	5.500%	5/15/64	248	256
	Deutsche Telekom International Finance BV	8.750%	6/15/30	775	936
	Discovery Communications LLC	3.950%	3/20/28	400	381
	Discovery Communications LLC	5.000%	9/20/37	325	282
	Discovery Communications LLC	6.350%	6/1/40	100	96
	Electronic Arts Inc.	4.800%	3/1/26	100	101
	Expedia Group Inc.	5.000%	2/15/26	150	151
	Expedia Group Inc.	4.625%	8/1/27	150	151
	Expedia Group Inc.	3.250%	2/15/30	250	236
	Expedia Group Inc.	2.950%	3/15/31	81	74
	Fox Corp.	4.709%	1/25/29	375	380
	Fox Corp.	3.500%	4/8/30	150	143
	Fox Corp.	6.500%	10/13/33	214	234
	Fox Corp.	5.476%	1/25/39	250	252
	Fox Corp.	5.576%	1/25/49	275	271
	Grupo Televisa SAB	4.625%	1/30/26	100	99
	Grupo Televisa SAB	6.625%	1/15/40	125	124
	Grupo Televisa SAB	5.000%	5/13/45	225	184
	Grupo Televisa SAB	5.250%	5/24/49	200	171
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	101
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	102
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	172
	Koninklijke KPN NV	8.375%	10/1/30	125	150
	Meta Platforms Inc.	3.500%	8/15/27	200	198
	Meta Platforms Inc.	4.600%	5/15/28	275	282
	Meta Platforms Inc.	4.300%	8/15/29	123	125
	Meta Platforms Inc.	4.800%	5/15/30	200	208
	Meta Platforms Inc.	4.550%	8/15/31	149	152
	Meta Platforms Inc.	3.850%	8/15/32	200	194
	Meta Platforms Inc.	4.950%	5/15/33	300	314
	Meta Platforms Inc.	4.750%	8/15/34	385	393
	Meta Platforms Inc.	4.450%	8/15/52	650	599
	Meta Platforms Inc.	5.600%	5/15/53	442	479
	Meta Platforms Inc.	5.400%	8/15/54	573	600
	Meta Platforms Inc.	4.650%	8/15/62	200	186
	Meta Platforms Inc.	5.750%	5/15/63	310	339
	Meta Platforms Inc.	5.550%	8/15/64	453	480
	NBCUniversal Media LLC	4.450%	1/15/43	225	207
	Netflix Inc.	4.375%	11/15/26	245	247
	Netflix Inc.	4.875%	4/15/28	467	478
	Netflix Inc.	5.875%	11/15/28	230	245
	Netflix Inc.	6.375%	5/15/29	85	93
[5]	Netflix Inc.	5.375%	11/15/29	147	155
[5]	Netflix Inc.	4.875%	6/15/30	83	86
	Netflix Inc.	4.900%	8/15/34	126	130
	Omnicom Group Inc.	2.450%	4/30/30	150	135
	Omnicom Group Inc.	4.200%	6/1/30	100	99
	Omnicom Group Inc.	2.600%	8/1/31	200	177
	Omnicom Group Inc.	5.300%	11/1/34	200	208
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	247
	Orange SA	9.000%	3/1/31	450	557
	Orange SA	5.500%	2/6/44	200	207
	Paramount Global	2.900%	1/15/27	279	267
	Paramount Global	3.375%	2/15/28	100	94
	Paramount Global	3.700%	6/1/28	100	95
	Paramount Global	4.950%	1/15/31	250	236
	Paramount Global	4.200%	5/19/32	200	177
	Paramount Global	5.500%	5/15/33	75	70
	Paramount Global	6.875%	4/30/36	240	243
	Paramount Global	5.900%	10/15/40	104	93
	Paramount Global	4.850%	7/1/42	225	179
	Paramount Global	4.375%	3/15/43	256	190
	Paramount Global	5.850%	9/1/43	225	196
	Paramount Global	4.900%	8/15/44	100	77
	Paramount Global	4.950%	5/19/50	150	115
	Rogers Communications Inc.	3.625%	12/15/25	125	124
	Rogers Communications Inc.	2.900%	11/15/26	100	97

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rogers Communications Inc.	3.200%	3/15/27	200	195
Rogers Communications Inc.	5.000%	2/15/29	200	204
Rogers Communications Inc.	3.800%	3/15/32	400	371
Rogers Communications Inc.	4.500%	3/15/42	200	180
Rogers Communications Inc.	4.500%	3/15/43	265	234
Rogers Communications Inc.	5.000%	3/15/44	190	180
Rogers Communications Inc.	4.350%	5/1/49	100	84
Rogers Communications Inc.	3.700%	11/15/49	150	113
Rogers Communications Inc.	4.550%	3/15/52	650	563
Sprint Capital Corp.	6.875%	11/15/28	100	109
Sprint Capital Corp.	8.750%	3/15/32	700	870
Take-Two Interactive Software Inc.	3.700%	4/14/27	200	197
Telefonica Emisiones SA	4.103%	3/8/27	250	249
Telefonica Emisiones SA	7.045%	6/20/36	475	548
Telefonica Emisiones SA	4.665%	3/6/38	200	188
Telefonica Emisiones SA	5.213%	3/8/47	550	521
Telefonica Europe BV	8.250%	9/15/30	250	294
TELUS Corp.	2.800%	2/16/27	100	96
TELUS Corp.	3.400%	5/13/32	100	91
TELUS Corp.	4.300%	6/15/49	200	167
Tencent Music Entertainment Group	2.000%	9/3/30	200	174
Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	230
Time Warner Cable LLC	6.550%	5/1/37	200	198
Time Warner Cable LLC	7.300%	7/1/38	50	53
Time Warner Cable LLC	6.750%	6/15/39	350	350
Time Warner Cable LLC	5.875%	11/15/40	375	340
Time Warner Cable LLC	5.500%	9/1/41	250	217
Time Warner Cable LLC	4.500%	9/15/42	250	192
T-Mobile USA Inc.	1.500%	2/15/26	200	192
T-Mobile USA Inc.	2.250%	2/15/26	339	330
T-Mobile USA Inc.	2.625%	4/15/26	104	101
T-Mobile USA Inc.	3.750%	4/15/27	800	790
T-Mobile USA Inc.	5.375%	4/15/27	70	71
T-Mobile USA Inc.	4.750%	2/1/28	200	200
T-Mobile USA Inc.	2.050%	2/15/28	250	233
T-Mobile USA Inc.	4.950%	3/15/28	70	72
T-Mobile USA Inc.	4.800%	7/15/28	200	204
T-Mobile USA Inc.	2.625%	2/15/29	140	130
T-Mobile USA Inc.	2.400%	3/15/29	100	92
T-Mobile USA Inc.	4.200%	10/1/29	300	299
T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,478
T-Mobile USA Inc.	2.550%	2/15/31	900	802
T-Mobile USA Inc.	2.875%	2/15/31	186	169
T-Mobile USA Inc.	3.500%	4/15/31	395	372
T-Mobile USA Inc.	2.250%	11/15/31	500	431
T-Mobile USA Inc.	2.700%	3/15/32	200	176
T-Mobile USA Inc.	5.200%	1/15/33	300	311
T-Mobile USA Inc.	5.050%	7/15/33	460	471
T-Mobile USA Inc.	4.700%	1/15/35	125	125
T-Mobile USA Inc.	4.375%	4/15/40	400	369
T-Mobile USA Inc.	3.000%	2/15/41	155	119
T-Mobile USA Inc.	4.500%	4/15/50	980	871
T-Mobile USA Inc.	3.300%	2/15/51	1,000	724
T-Mobile USA Inc.	3.400%	10/15/52	575	421
T-Mobile USA Inc.	5.650%	1/15/53	158	166
T-Mobile USA Inc.	5.750%	1/15/54	221	235
T-Mobile USA Inc.	5.250%	6/15/55	125	124
T-Mobile USA Inc.	3.600%	11/15/60	200	145
TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	296
TWDC Enterprises 18 Corp.	1.850%	7/30/26	170	164
TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	69
TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	184
TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	106
TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	177
TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	218
Uber Technologies Inc.	4.300%	1/15/30	375	374
Uber Technologies Inc.	4.800%	9/15/34	200	200
Uber Technologies Inc.	5.350%	9/15/54	325	322
Verisign Inc.	2.700%	6/15/31	200	175
Verizon Communications Inc.	0.850%	11/20/25	400	384

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	1.450%	3/20/26	300	288
	Verizon Communications Inc.	2.625%	8/15/26	275	267
	Verizon Communications Inc.	4.125%	3/16/27	250	250
	Verizon Communications Inc.	3.000%	3/22/27	50	49
	Verizon Communications Inc.	2.100%	3/22/28	600	560
	Verizon Communications Inc.	4.329%	9/21/28	829	833
	Verizon Communications Inc.	4.016%	12/3/29	727	716
	Verizon Communications Inc.	3.150%	3/22/30	310	292
	Verizon Communications Inc.	1.680%	10/30/30	527	451
	Verizon Communications Inc.	1.750%	1/20/31	500	426
	Verizon Communications Inc.	2.550%	3/21/31	800	715
	Verizon Communications Inc.	2.355%	3/15/32	633	545
	Verizon Communications Inc.	5.050%	5/9/33	177	183
	Verizon Communications Inc.	4.500%	8/10/33	575	568
	Verizon Communications Inc.	4.400%	11/1/34	325	317
[5]	Verizon Communications Inc.	4.780%	2/15/35	600	599
	Verizon Communications Inc.	4.272%	1/15/36	256	244
	Verizon Communications Inc.	4.812%	3/15/39	250	246
	Verizon Communications Inc.	2.650%	11/20/40	650	478
	Verizon Communications Inc.	3.400%	3/22/41	600	490
	Verizon Communications Inc.	2.850%	9/3/41	200	150
	Verizon Communications Inc.	4.750%	11/1/41	200	193
	Verizon Communications Inc.	6.550%	9/15/43	125	146
	Verizon Communications Inc.	4.125%	8/15/46	250	215
	Verizon Communications Inc.	4.862%	8/21/46	639	621
	Verizon Communications Inc.	4.522%	9/15/48	176	161
	Verizon Communications Inc.	4.000%	3/22/50	250	208
	Verizon Communications Inc.	2.875%	11/20/50	500	339
	Verizon Communications Inc.	3.550%	3/22/51	900	697
	Verizon Communications Inc.	5.500%	2/23/54	250	262
	Verizon Communications Inc.	2.987%	10/30/56	900	590
	Verizon Communications Inc.	3.000%	11/20/60	500	322
	Verizon Communications Inc.	3.700%	3/22/61	500	378
	Vodafone Group plc	6.150%	2/27/37	71	78
	Vodafone Group plc	5.250%	5/30/48	83	82
	Vodafone Group plc	4.875%	6/19/49	350	321
	Vodafone Group plc	4.250%	9/17/50	450	375
	Vodafone Group plc	5.625%	2/10/53	310	315
	Vodafone Group plc	5.750%	6/28/54	250	259
	Vodafone Group plc	5.125%	6/19/59	100	93
	Vodafone Group plc	5.750%	2/10/63	125	126
	Vodafone Group plc	5.875%	6/28/64	200	206
	Walt Disney Co.	3.700%	10/15/25	125	124
	Walt Disney Co.	1.750%	1/13/26	300	291
	Walt Disney Co.	2.200%	1/13/28	200	190
	Walt Disney Co.	2.000%	9/1/29	400	364
	Walt Disney Co.	3.800%	3/22/30	240	236
	Walt Disney Co.	2.650%	1/13/31	700	639
	Walt Disney Co.	6.200%	12/15/34	400	455
	Walt Disney Co.	6.400%	12/15/35	149	171
	Walt Disney Co.	6.650%	11/15/37	200	236
	Walt Disney Co.	4.625%	3/23/40	75	74
	Walt Disney Co.	3.500%	5/13/40	250	213
	Walt Disney Co.	5.400%	10/1/43	100	105
	Walt Disney Co.	4.750%	9/15/44	175	169
	Walt Disney Co.	2.750%	9/1/49	225	153
	Walt Disney Co.	4.700%	3/23/50	395	383
	Walt Disney Co.	3.600%	1/13/51	400	320
	Walt Disney Co.	3.800%	5/13/60	300	239
	Warnermedia Holdings Inc.	3.755%	3/15/27	800	774
	Warnermedia Holdings Inc.	4.054%	3/15/29	300	284
	Warnermedia Holdings Inc.	4.279%	3/15/32	1,000	888
	Warnermedia Holdings Inc.	5.050%	3/15/42	650	531
	Warnermedia Holdings Inc.	5.141%	3/15/52	1,400	1,079
	Warnermedia Holdings Inc.	5.391%	3/15/62	500	383
	Weibo Corp.	3.375%	7/8/30	200	184
					97,538

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	400	391
	Alibaba Group Holding Ltd.	2.125%	2/9/31	300	262
	Alibaba Group Holding Ltd.	4.500%	11/28/34	280	275
	Alibaba Group Holding Ltd.	4.000%	12/6/37	200	184
	Alibaba Group Holding Ltd.	4.200%	12/6/47	225	196
	Alibaba Group Holding Ltd.	3.150%	2/9/51	200	143
	Alibaba Group Holding Ltd.	4.400%	12/6/57	100	88
	Alibaba Group Holding Ltd.	3.250%	2/9/61	300	207
	Amazon.com Inc.	5.200%	12/3/25	225	228
	Amazon.com Inc.	1.000%	5/12/26	600	574
	Amazon.com Inc.	3.300%	4/13/27	600	592
	Amazon.com Inc.	3.150%	8/22/27	725	712
	Amazon.com Inc.	4.550%	12/1/27	500	511
	Amazon.com Inc.	1.650%	5/12/28	500	463
	Amazon.com Inc.	3.450%	4/13/29	300	296
	Amazon.com Inc.	1.500%	6/3/30	405	354
	Amazon.com Inc.	2.100%	5/12/31	500	443
	Amazon.com Inc.	3.600%	4/13/32	500	483
	Amazon.com Inc.	4.700%	12/1/32	500	520
	Amazon.com Inc.	4.800%	12/5/34	225	235
	Amazon.com Inc.	3.875%	8/22/37	600	565
	Amazon.com Inc.	2.875%	5/12/41	500	398
	Amazon.com Inc.	4.050%	8/22/47	600	539
	Amazon.com Inc.	2.500%	6/3/50	800	529
	Amazon.com Inc.	3.100%	5/12/51	700	520
	Amazon.com Inc.	3.950%	4/13/52	150	131
	Amazon.com Inc.	2.700%	6/3/60	400	257
	Amazon.com Inc.	3.250%	5/12/61	450	326
	Amazon.com Inc.	4.100%	4/13/62	400	345
	American Honda Finance Corp.	4.950%	1/9/26	200	202
	American Honda Finance Corp.	5.250%	7/7/26	200	204
	American Honda Finance Corp.	4.400%	10/5/26	375	378
	American Honda Finance Corp.	2.350%	1/8/27	100	96
	American Honda Finance Corp.	4.900%	3/12/27	200	204
	American Honda Finance Corp.	4.900%	7/9/27	100	102
	American Honda Finance Corp.	2.000%	3/24/28	100	93
	American Honda Finance Corp.	5.125%	7/7/28	200	207
	American Honda Finance Corp.	5.650%	11/15/28	200	211
	American Honda Finance Corp.	2.250%	1/12/29	100	92
	American Honda Finance Corp.	4.900%	3/13/29	100	103
	American Honda Finance Corp.	4.400%	9/5/29	175	176
	American Honda Finance Corp.	4.600%	4/17/30	200	203
	American Honda Finance Corp.	1.800%	1/13/31	300	257
	American Honda Finance Corp.	5.050%	7/10/31	50	52
	American Honda Finance Corp.	4.900%	1/10/34	200	203
[2]	American University	3.672%	4/1/49	110	92
	Aptiv plc	4.350%	3/15/29	50	50
	Aptiv plc	4.400%	10/1/46	50	41
	Aptiv plc	5.400%	3/15/49	50	46
	Aptiv plc	3.100%	12/1/51	250	158
	Aptiv plc / Aptiv Corp.	3.250%	3/1/32	200	179
	Aptiv plc / Aptiv Corp.	4.150%	5/1/52	200	155
	Aptiv plc / Aptiv Global Financing DAC	4.650%	9/13/29	200	199
	Aptiv plc / Aptiv Global Financing DAC	5.150%	9/13/34	100	98
	Aptiv plc / Aptiv Global Financing DAC	5.750%	9/13/54	300	289
	AutoNation Inc.	4.500%	10/1/25	150	149
	AutoNation Inc.	3.800%	11/15/27	75	73
	AutoNation Inc.	3.850%	3/1/32	250	231
	AutoZone Inc.	3.750%	6/1/27	100	99
	AutoZone Inc.	3.750%	4/18/29	100	98
	AutoZone Inc.	5.100%	7/15/29	200	206
	AutoZone Inc.	4.000%	4/15/30	250	245
	AutoZone Inc.	1.650%	1/15/31	200	169
	AutoZone Inc.	4.750%	8/1/32	200	201
	AutoZone Inc.	6.550%	11/1/33	150	168
	AutoZone Inc.	5.400%	7/15/34	200	207
	Best Buy Co. Inc.	4.450%	10/1/28	200	201
[5]	BMW U.S. Capital LLC	4.650%	8/13/26	50	50
[5]	BMW US Capital LLC	4.600%	8/13/27	50	51

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BorgWarner Inc.	2.650%	7/1/27	200	192
	BorgWarner Inc.	4.950%	8/15/29	50	51
	BorgWarner Inc.	5.400%	8/15/34	50	51
	BorgWarner Inc.	4.375%	3/15/45	100	85
	Brunswick Corp.	5.850%	3/18/29	375	387
	California Endowment	2.498%	4/1/51	50	33
	California Institute of Technology	4.321%	8/1/45	70	66
	California Institute of Technology	4.700%	11/1/11	50	46
	California Institute of Technology	3.650%	9/1/19	100	72
	Choice Hotels International Inc.	5.850%	8/1/34	200	206
	Claremont Mckenna College	3.775%	1/1/22	150	109
	Cornell University	4.835%	6/15/34	125	129
	Darden Restaurants Inc.	3.850%	5/1/27	200	198
[3]	Darden Restaurants Inc.	4.350%	10/15/27	75	75
[3]	Darden Restaurants Inc.	4.550%	10/15/29	75	75
	Darden Restaurants Inc.	4.550%	2/15/48	50	43
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	180
	Dick's Sporting Goods Inc.	4.100%	1/15/52	200	153
	DR Horton Inc.	5.000%	10/15/34	200	203
[2]	Duke University	2.682%	10/1/44	100	76
[2]	Duke University	2.757%	10/1/50	50	35
[2]	Duke University	2.832%	10/1/55	125	87
	eBay Inc.	1.400%	5/10/26	200	191
	eBay Inc.	3.600%	6/5/27	300	297
	eBay Inc.	2.700%	3/11/30	200	185
	eBay Inc.	2.600%	5/10/31	200	179
	eBay Inc.	4.000%	7/15/42	200	171
	eBay Inc.	3.650%	5/10/51	200	154
	Emory University	2.143%	9/1/30	150	135
	Emory University	2.969%	9/1/50	50	37
	Ford Foundation	2.415%	6/1/50	60	40
	Ford Foundation	2.815%	6/1/70	150	96
	Ford Motor Co.	9.625%	4/22/30	50	59
	Ford Motor Co.	7.450%	7/16/31	60	66
	Ford Motor Co.	3.250%	2/12/32	251	214
	Ford Motor Co.	6.100%	8/19/32	131	134
	Ford Motor Co.	4.750%	1/15/43	99	82
	Ford Motor Co.	7.400%	11/1/46	230	257
	Ford Motor Co.	5.291%	12/8/46	97	88
	Ford Motor Credit Co. LLC	4.542%	8/1/26	200	198
	Ford Motor Credit Co. LLC	2.700%	8/10/26	208	200
	Ford Motor Credit Co. LLC	5.125%	11/5/26	450	452
	Ford Motor Credit Co. LLC	4.271%	1/9/27	200	197
	Ford Motor Credit Co. LLC	5.850%	5/17/27	200	204
	Ford Motor Credit Co. LLC	4.950%	5/28/27	208	207
	Ford Motor Credit Co. LLC	4.125%	8/17/27	2,718	2,647
	Ford Motor Credit Co. LLC	3.815%	11/2/27	200	193
	Ford Motor Credit Co. LLC	7.350%	11/4/27	208	221
	Ford Motor Credit Co. LLC	2.900%	2/16/28	200	186
	Ford Motor Credit Co. LLC	6.800%	5/12/28	208	218
	Ford Motor Credit Co. LLC	6.798%	11/7/28	400	422
	Ford Motor Credit Co. LLC	2.900%	2/10/29	200	182
	Ford Motor Credit Co. LLC	5.800%	3/8/29	300	305
	Ford Motor Credit Co. LLC	5.113%	5/3/29	258	255
	Ford Motor Credit Co. LLC	5.303%	9/6/29	500	497
	Ford Motor Credit Co. LLC	7.350%	3/6/30	201	218
	Ford Motor Credit Co. LLC	4.000%	11/13/30	260	240
	Ford Motor Credit Co. LLC	3.625%	6/17/31	200	177
	Ford Motor Credit Co. LLC	7.122%	11/7/33	200	216
	Ford Motor Credit Co. LLC	6.125%	3/8/34	600	607
	Fortune Brands Home & Security Inc.	4.000%	3/25/32	80	76
	Fortune Brands Innovations Inc.	3.250%	9/15/29	50	47
	Fortune Brands Innovations Inc.	5.875%	6/1/33	100	107
	Fortune Brands Innovations Inc.	4.500%	3/25/52	80	68
	General Motors Co.	6.125%	10/1/25	600	606
	General Motors Co.	6.800%	10/1/27	100	106
	General Motors Co.	5.600%	10/15/32	100	103
	General Motors Co.	5.000%	4/1/35	165	160
	General Motors Co.	6.600%	4/1/36	250	270
	General Motors Co.	5.150%	4/1/38	225	216

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Co.	6.250%	10/2/43	210	215
General Motors Co.	5.200%	4/1/45	230	209
General Motors Co.	5.400%	4/1/48	100	92
General Motors Co.	5.950%	4/1/49	175	173
General Motors Financial Co. Inc.	5.250%	3/1/26	150	151
General Motors Financial Co. Inc.	5.400%	4/6/26	200	203
General Motors Financial Co. Inc.	1.500%	6/10/26	200	190
General Motors Financial Co. Inc.	4.350%	1/17/27	325	324
General Motors Financial Co. Inc.	5.000%	4/9/27	250	253
General Motors Financial Co. Inc.	5.400%	5/8/27	200	204
General Motors Financial Co. Inc.	5.350%	7/15/27	100	102
General Motors Financial Co. Inc.	2.700%	8/20/27	500	476
General Motors Financial Co. Inc.	2.400%	4/10/28	200	185
General Motors Financial Co. Inc.	5.800%	6/23/28	250	259
General Motors Financial Co. Inc.	2.400%	10/15/28	200	183
General Motors Financial Co. Inc.	5.800%	1/7/29	500	520
General Motors Financial Co. Inc.	4.300%	4/6/29	500	489
General Motors Financial Co. Inc.	5.550%	7/15/29	200	206
General Motors Financial Co. Inc.	4.900%	10/6/29	100	100
General Motors Financial Co. Inc.	3.600%	6/21/30	400	373
General Motors Financial Co. Inc.	2.350%	1/8/31	300	256
General Motors Financial Co. Inc.	5.750%	2/8/31	175	181
General Motors Financial Co. Inc.	2.700%	6/10/31	200	172
General Motors Financial Co. Inc.	5.600%	6/18/31	75	77
General Motors Financial Co. Inc.	6.400%	1/9/33	100	107
General Motors Financial Co. Inc.	6.100%	1/7/34	300	312
General Motors Financial Co. Inc.	5.950%	4/4/34	200	206
General Motors Financial Co. Inc.	5.450%	9/6/34	150	150
Genuine Parts Co.	4.950%	8/15/29	250	254
Genuine Parts Co.	6.875%	11/1/33	75	86
George Washington University	4.126%	9/15/48	150	135
Georgetown University	4.315%	4/1/49	68	62
Georgetown University	2.943%	4/1/50	100	71
Georgetown University	5.215%	10/1/18	59	58
Harley-Davidson Inc.	4.625%	7/28/45	125	108
Hasbro Inc.	3.900%	11/19/29	350	337
Hasbro Inc.	6.350%	3/15/40	125	134
Hasbro Inc.	5.100%	5/15/44	50	46
Home Depot Inc.	5.100%	12/24/25	575	583
Home Depot Inc.	5.150%	6/25/26	350	357
Home Depot Inc.	2.500%	4/15/27	395	382
Home Depot Inc.	4.875%	6/25/27	200	205
Home Depot Inc.	2.800%	9/14/27	200	194
Home Depot Inc.	2.950%	6/15/29	600	573
Home Depot Inc.	4.750%	6/25/29	200	206
Home Depot Inc.	2.700%	4/15/30	445	414
Home Depot Inc.	1.375%	3/15/31	500	421
Home Depot Inc.	4.850%	6/25/31	175	181
Home Depot Inc.	1.875%	9/15/31	200	172
Home Depot Inc.	3.250%	4/15/32	200	187
Home Depot Inc.	4.500%	9/15/32	200	205
Home Depot Inc.	4.950%	6/25/34	100	104
Home Depot Inc.	5.875%	12/16/36	825	924
Home Depot Inc.	3.300%	4/15/40	295	247
Home Depot Inc.	5.950%	4/1/41	175	197
Home Depot Inc.	4.200%	4/1/43	200	183
Home Depot Inc.	4.875%	2/15/44	300	298
Home Depot Inc.	4.400%	3/15/45	100	93
Home Depot Inc.	4.250%	4/1/46	330	300
Home Depot Inc.	3.900%	6/15/47	250	214
Home Depot Inc.	4.500%	12/6/48	225	210
Home Depot Inc.	3.350%	4/15/50	175	134
Home Depot Inc.	2.375%	3/15/51	200	126
Home Depot Inc.	2.750%	9/15/51	300	203
Home Depot Inc.	3.625%	4/15/52	500	401
Home Depot Inc.	4.950%	9/15/52	250	249
Home Depot Inc.	5.300%	6/25/54	300	315
Home Depot Inc.	5.400%	6/25/64	135	143
Honda Motor Co. Ltd.	2.534%	3/10/27	200	193
Honda Motor Co. Ltd.	2.967%	3/10/32	200	182

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Howard University	5.209%	10/1/52	50	47
	Hyatt Hotels Corp.	4.850%	3/15/26	200	201
	Hyatt Hotels Corp.	4.375%	9/15/28	75	75
	Hyatt Hotels Corp.	5.250%	6/30/29	50	51
	Hyatt Hotels Corp.	5.750%	4/23/30	200	209
	Hyatt Hotels Corp.	5.500%	6/30/34	50	51
	JD.com Inc.	3.875%	4/29/26	200	198
	JD.com Inc.	3.375%	1/14/30	200	190
[2]	Johns Hopkins University	4.083%	7/1/53	75	68
	Johns Hopkins University	4.705%	7/1/32	75	77
	Las Vegas Sands Corp.	5.900%	6/1/27	100	103
	Las Vegas Sands Corp.	6.000%	8/15/29	50	52
	Las Vegas Sands Corp.	6.200%	8/15/34	150	157
	Lear Corp.	3.800%	9/15/27	41	40
	Lear Corp.	4.250%	5/15/29	150	148
	Lear Corp.	3.500%	5/30/30	100	94
	Lear Corp.	5.250%	5/15/49	125	117
	Leggett & Platt Inc.	3.500%	11/15/27	125	120
	Leggett & Platt Inc.	4.400%	3/15/29	75	72
	Leggett & Platt Inc.	3.500%	11/15/51	100	68
	Leland Stanford Junior University	3.647%	5/1/48	200	171
	Lennar Corp.	5.250%	6/1/26	200	202
	LKQ Corp.	5.750%	6/15/28	500	519
	Lowe's Cos. Inc.	4.800%	4/1/26	200	202
	Lowe's Cos. Inc.	2.500%	4/15/26	250	244
	Lowe's Cos. Inc.	3.100%	5/3/27	350	341
	Lowe's Cos. Inc.	1.300%	4/15/28	260	236
	Lowe's Cos. Inc.	1.700%	9/15/28	200	182
	Lowe's Cos. Inc.	6.500%	3/15/29	67	73
	Lowe's Cos. Inc.	3.650%	4/5/29	300	293
	Lowe's Cos. Inc.	4.500%	4/15/30	250	253
	Lowe's Cos. Inc.	1.700%	10/15/30	300	258
	Lowe's Cos. Inc.	2.625%	4/1/31	500	449
	Lowe's Cos. Inc.	3.750%	4/1/32	500	477
	Lowe's Cos. Inc.	5.000%	4/15/33	250	258
	Lowe's Cos. Inc.	5.150%	7/1/33	100	104
	Lowe's Cos. Inc.	2.800%	9/15/41	200	147
	Lowe's Cos. Inc.	4.250%	9/15/44	28	24
	Lowe's Cos. Inc.	3.700%	4/15/46	250	199
	Lowe's Cos. Inc.	4.050%	5/3/47	300	251
	Lowe's Cos. Inc.	3.000%	10/15/50	300	204
	Lowe's Cos. Inc.	4.250%	4/1/52	300	254
	Lowe's Cos. Inc.	5.625%	4/15/53	200	208
	Lowe's Cos. Inc.	5.750%	7/1/53	200	211
	Lowe's Cos. Inc.	5.800%	9/15/62	200	209
	Lowe's Cos. Inc.	5.850%	4/1/63	200	212
	Magna International Inc.	4.150%	10/1/25	100	100
	Magna International Inc.	5.050%	3/14/29	150	154
	Magna International Inc.	2.450%	6/15/30	100	90
	Marriott International Inc.	3.750%	10/1/25	65	65
	Marriott International Inc.	3.125%	6/15/26	1,083	1,062
	Marriott International Inc.	4.000%	4/15/28	50	49
	Marriott International Inc.	4.800%	3/15/30	200	203
	Marriott International Inc.	4.625%	6/15/30	200	202
	Marriott International Inc.	2.850%	4/15/31	300	270
	Marriott International Inc.	5.300%	5/15/34	200	206
	Marriott International Inc.	5.350%	3/15/35	200	205
	Masco Corp.	3.500%	11/15/27	100	98
	Masco Corp.	1.500%	2/15/28	200	182
	Masco Corp.	2.000%	2/15/31	100	86
	Masco Corp.	4.500%	5/15/47	100	88
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	125	121
	Massachusetts Institute of Technology	2.989%	7/1/50	85	64
	Massachusetts Institute of Technology	3.067%	4/1/52	100	75
	Massachusetts Institute of Technology	5.600%	7/1/11	130	146
	Massachusetts Institute of Technology	4.678%	7/1/14	125	119
	Massachusetts Institute of Technology	3.885%	7/1/16	100	79
	McDonald's Corp.	3.700%	1/30/26	300	298
	McDonald's Corp.	3.500%	3/1/27	200	198
	McDonald's Corp.	3.500%	7/1/27	315	311

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McDonald's Corp.	3.800%	4/1/28	350	347
	McDonald's Corp.	4.800%	8/14/28	200	205
	McDonald's Corp.	2.625%	9/1/29	450	422
	McDonald's Corp.	2.125%	3/1/30	200	180
	McDonald's Corp.	3.600%	7/1/30	200	194
	McDonald's Corp.	5.200%	5/17/34	200	211
	McDonald's Corp.	4.700%	12/9/35	200	202
	McDonald's Corp.	6.300%	10/15/37	150	171
	McDonald's Corp.	6.300%	3/1/38	100	114
	McDonald's Corp.	5.700%	2/1/39	100	109
	McDonald's Corp.	3.700%	2/15/42	25	21
	McDonald's Corp.	3.625%	5/1/43	100	82
	McDonald's Corp.	4.600%	5/26/45	210	197
	McDonald's Corp.	4.875%	12/9/45	300	291
	McDonald's Corp.	4.450%	3/1/47	250	228
	McDonald's Corp.	4.450%	9/1/48	150	136
	McDonald's Corp.	4.200%	4/1/50	200	173
	MDC Holdings Inc.	2.500%	1/15/31	100	89
	MDC Holdings Inc.	6.000%	1/15/43	100	106
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	250	303
	Mohawk Industries Inc.	3.625%	5/15/30	125	120
	NIKE Inc.	2.375%	11/1/26	200	194
	NIKE Inc.	2.750%	3/27/27	200	195
	NIKE Inc.	2.850%	3/27/30	200	188
	NIKE Inc.	3.625%	5/1/43	125	107
	NIKE Inc.	3.875%	11/1/45	75	65
	NIKE Inc.	3.375%	3/27/50	200	157
[2]	Northwestern University	4.643%	12/1/44	75	74
[2]	Northwestern University	2.640%	12/1/50	50	35
[2]	Northwestern University	3.662%	12/1/57	75	62
	NVR Inc.	3.000%	5/15/30	200	185
	O'Reilly Automotive Inc.	5.750%	11/20/26	200	206
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	320
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	423
	O'Reilly Automotive Inc.	5.000%	8/19/34	100	101
	President and Fellows of Harvard College	4.609%	2/15/35	175	179
	President and Fellows of Harvard College	4.875%	10/15/40	225	230
	President and Fellows of Harvard College	3.150%	7/15/46	100	79
	President and Fellows of Harvard College	3.745%	11/15/52	100	86
	PulteGroup Inc.	6.375%	5/15/33	300	330
	Ralph Lauren Corp.	2.950%	6/15/30	200	187
	Rockefeller Foundation	2.492%	10/1/50	250	168
	Ross Stores Inc.	1.875%	4/15/31	200	171
	Sands China Ltd.	3.800%	1/8/26	200	196
	Sands China Ltd.	2.300%	3/8/27	200	187
	Sands China Ltd.	5.400%	8/8/28	400	404
	Sands China Ltd.	4.375%	6/18/30	200	192
	Starbucks Corp.	2.450%	6/15/26	200	195
	Starbucks Corp.	4.850%	2/8/27	175	178
	Starbucks Corp.	3.500%	3/1/28	100	98
	Starbucks Corp.	4.000%	11/15/28	200	199
	Starbucks Corp.	3.550%	8/15/29	250	244
	Starbucks Corp.	2.250%	3/12/30	450	406
	Starbucks Corp.	2.550%	11/15/30	550	498
	Starbucks Corp.	4.900%	2/15/31	75	78
	Starbucks Corp.	5.000%	2/15/34	75	77
	Starbucks Corp.	4.300%	6/15/45	50	44
	Starbucks Corp.	3.750%	12/1/47	125	100
	Starbucks Corp.	4.500%	11/15/48	200	180
	Starbucks Corp.	3.350%	3/12/50	100	73
	Starbucks Corp.	3.500%	11/15/50	300	228
	Tapestry Inc.	7.050%	11/27/25	200	204
	Tapestry Inc.	7.000%	11/27/26	200	207
	Tapestry Inc.	4.125%	7/15/27	23	23
	Tapestry Inc.	7.350%	11/27/28	200	210
	Tapestry Inc.	3.050%	3/15/32	200	171
	TJX Cos. Inc.	2.250%	9/15/26	350	339
	Toll Brothers Finance Corp.	4.350%	2/15/28	250	249
	Toyota Motor Corp.	1.339%	3/25/26	500	480
	Toyota Motor Corp.	2.760%	7/2/29	100	95

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	4.800%	1/5/26	200	202
	Toyota Motor Credit Corp.	5.200%	5/15/26	200	204
	Toyota Motor Credit Corp.	4.450%	5/18/26	144	145
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	191
	Toyota Motor Credit Corp.	4.550%	8/7/26	100	101
	Toyota Motor Credit Corp.	5.400%	11/20/26	200	206
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	197
	Toyota Motor Credit Corp.	1.900%	1/13/27	80	76
	Toyota Motor Credit Corp.	5.000%	3/19/27	200	205
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	462
	Toyota Motor Credit Corp.	4.550%	9/20/27	250	254
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	97
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	186
	Toyota Motor Credit Corp.	5.250%	9/11/28	200	208
	Toyota Motor Credit Corp.	4.650%	1/5/29	200	204
	Toyota Motor Credit Corp.	3.650%	1/8/29	530	522
	Toyota Motor Credit Corp.	5.050%	5/16/29	100	104
	Toyota Motor Credit Corp.	4.550%	8/9/29	100	102
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	135
	Toyota Motor Credit Corp.	3.375%	4/1/30	200	192
	Toyota Motor Credit Corp.	4.550%	5/17/30	101	103
	Toyota Motor Credit Corp.	5.550%	11/20/30	200	214
	Toyota Motor Credit Corp.	5.100%	3/21/31	200	208
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	171
	Toyota Motor Credit Corp.	4.800%	1/5/34	200	204
	Tractor Supply Co.	1.750%	11/1/30	200	172
	Trustees of Boston College	3.129%	7/1/52	100	75
[2]	Trustees of Boston University	4.061%	10/1/48	50	44
	Trustees of Princeton University	5.700%	3/1/39	150	170
	Trustees of Princeton University	2.516%	7/1/50	150	105
	Trustees of Princeton University	4.201%	3/1/52	100	93
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	129
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	47
[2]	University of Chicago	2.547%	4/1/50	100	71
[2]	University of Chicago	4.003%	10/1/53	100	89
	University of Miami	4.063%	4/1/52	100	87
[2]	University of Notre Dame du Lac	3.438%	2/15/45	100	85
	University of Notre Dame du Lac	3.394%	2/15/48	125	102
[2]	University of Southern California	3.028%	10/1/39	100	85
[2]	University of Southern California	3.841%	10/1/47	100	87
	University of Southern California	2.945%	10/1/51	200	145
	University of Southern California	5.250%	10/1/11	100	106
	Washington University	3.524%	4/15/54	100	80
	Washington University	4.349%	4/15/22	50	43
	Whirlpool Corp.	4.750%	2/26/29	150	151
	Whirlpool Corp.	5.500%	3/1/33	100	102
	Whirlpool Corp.	5.750%	3/1/34	125	128
	Whirlpool Corp.	4.500%	6/1/46	100	85
	Whirlpool Corp.	4.600%	5/15/50	75	63
[2]	William Marsh Rice University	3.574%	5/15/45	150	130
	Yale University	1.482%	4/15/30	100	88
	Yale University	2.402%	4/15/50	100	67
					81,708
Consumer Staples (1.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	110
	Altria Group Inc.	5.800%	2/14/39	120	126
	Altria Group Inc.	3.400%	2/4/41	500	390
	Altria Group Inc.	4.250%	8/9/42	275	236
	Altria Group Inc.	4.500%	5/2/43	125	110
	Altria Group Inc.	5.375%	1/31/44	350	353
	Altria Group Inc.	3.875%	9/16/46	425	332
	Altria Group Inc.	5.950%	2/14/49	155	163
	Altria Group Inc.	3.700%	2/4/51	750	553
	Altria Group Inc.	6.200%	2/14/59	70	74
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,199
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	2,130	2,097
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	100
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	450	431
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	467

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	565	580
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	970
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	175	182
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	265
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	202
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	375	401
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	325
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	117	111
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	556
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	647
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	200	191
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	175	168
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	175
	Archer-Daniels-Midland Co.	2.500%	8/11/26	200	195
	Archer-Daniels-Midland Co.	5.935%	10/1/32	80	88
	Archer-Daniels-Midland Co.	5.375%	9/15/35	95	101
	Archer-Daniels-Midland Co.	3.750%	9/15/47	50	40
	Archer-Daniels-Midland Co.	4.500%	3/15/49	125	114
	Archer-Daniels-Midland Co.	2.700%	9/15/51	200	133
	BAT Capital Corp.	4.700%	4/2/27	330	333
	BAT Capital Corp.	3.557%	8/15/27	231	226
	BAT Capital Corp.	2.259%	3/25/28	500	465
	BAT Capital Corp.	3.462%	9/6/29	100	95
	BAT Capital Corp.	6.343%	8/2/30	200	217
	BAT Capital Corp.	5.834%	2/20/31	200	212
	BAT Capital Corp.	2.726%	3/25/31	500	446
	BAT Capital Corp.	7.750%	10/19/32	100	118
	BAT Capital Corp.	6.421%	8/2/33	200	220
	BAT Capital Corp.	6.000%	2/20/34	200	214
	BAT Capital Corp.	4.390%	8/15/37	525	478
	BAT Capital Corp.	4.540%	8/15/47	383	324
	BAT Capital Corp.	4.758%	9/6/49	250	215
	BAT Capital Corp.	5.650%	3/16/52	200	195
	BAT Capital Corp.	7.081%	8/2/53	75	87
	BAT International Finance plc	4.448%	3/16/28	500	500
	BAT International Finance plc	5.931%	2/2/29	400	422
	Brown-Forman Corp.	4.750%	4/15/33	200	205
	Brown-Forman Corp.	4.500%	7/15/45	100	95
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	198
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	316
	Campbell Soup Co.	4.150%	3/15/28	175	175
	Campbell Soup Co.	5.200%	3/21/29	100	104
	Campbell Soup Co.	5.400%	3/21/34	175	183
[3]	Campbell Soup Co.	4.750%	3/23/35	150	149
	Campbell Soup Co.	4.800%	3/15/48	135	126
	Campbell Soup Co.	3.125%	4/24/50	100	70
	Church & Dwight Co. Inc.	3.150%	8/1/27	100	98
	Church & Dwight Co. Inc.	3.950%	8/1/47	75	63
	Clorox Co.	3.100%	10/1/27	50	49
	Clorox Co.	3.900%	5/15/28	50	50
	Clorox Co.	4.400%	5/1/29	150	151
	Clorox Co.	1.800%	5/15/30	50	44
	Coca-Cola Co.	3.375%	3/25/27	200	198
	Coca-Cola Co.	2.900%	5/25/27	559	546
	Coca-Cola Co.	1.000%	3/15/28	500	457
	Coca-Cola Co.	2.125%	9/6/29	125	115
	Coca-Cola Co.	3.450%	3/25/30	250	244
	Coca-Cola Co.	1.375%	3/15/31	100	85
	Coca-Cola Co.	5.000%	5/13/34	100	105
	Coca-Cola Co.	4.650%	8/14/34	77	79
	Coca-Cola Co.	4.125%	3/25/40	100	92
	Coca-Cola Co.	2.500%	6/1/40	200	151
	Coca-Cola Co.	2.875%	5/5/41	500	395
	Coca-Cola Co.	4.200%	3/25/50	175	160
	Coca-Cola Co.	2.600%	6/1/50	550	372
	Coca-Cola Co.	5.300%	5/13/54	100	107
	Coca-Cola Co.	5.200%	1/14/55	200	210
	Coca-Cola Co.	2.750%	6/1/60	300	197
	Coca-Cola Co.	5.400%	5/13/64	250	267
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	124

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Coca-Cola Consolidated Inc.	5.250%	6/1/29	100	104
Coca-Cola Consolidated Inc.	5.450%	6/1/34	54	57
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	185
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	156
Colgate-Palmolive Co.	3.100%	8/15/27	250	246
Colgate-Palmolive Co.	4.000%	8/15/45	150	136
Conagra Brands Inc.	4.600%	11/1/25	150	150
Conagra Brands Inc.	7.000%	10/1/28	275	300
Conagra Brands Inc.	8.250%	9/15/30	50	60
Conagra Brands Inc.	5.300%	11/1/38	200	201
Conagra Brands Inc.	5.400%	11/1/48	150	148
Constellation Brands Inc.	4.400%	11/15/25	100	100
Constellation Brands Inc.	3.700%	12/6/26	425	421
Constellation Brands Inc.	3.500%	5/9/27	150	147
Constellation Brands Inc.	3.600%	2/15/28	175	171
Constellation Brands Inc.	4.650%	11/15/28	75	76
Constellation Brands Inc.	3.150%	8/1/29	225	214
Constellation Brands Inc.	2.875%	5/1/30	356	328
Constellation Brands Inc.	2.250%	8/1/31	275	238
Constellation Brands Inc.	5.250%	11/15/48	225	224
Constellation Brands Inc.	3.750%	5/1/50	125	99
Costco Wholesale Corp.	1.600%	4/20/30	1,200	1,060
Costco Wholesale Corp.	1.750%	4/20/32	200	170
Delhaize America LLC	9.000%	4/15/31	100	121
Diageo Capital plc	5.300%	10/24/27	250	259
Diageo Capital plc	2.000%	4/29/30	200	178
Diageo Capital plc	2.125%	4/29/32	200	171
Diageo Capital plc	5.875%	9/30/36	50	55
Diageo Capital plc	3.875%	4/29/43	250	219
Diageo Finance plc	5.625%	10/5/33	200	216
Dollar General Corp.	4.150%	11/1/25	105	104
Dollar General Corp.	3.875%	4/15/27	150	148
Dollar General Corp.	4.125%	5/1/28	150	148
Dollar General Corp.	5.200%	7/5/28	200	204
Dollar General Corp.	3.500%	4/3/30	100	94
Dollar General Corp.	5.450%	7/5/33	200	204
Dollar General Corp.	4.125%	4/3/50	250	194
Dollar Tree Inc.	4.200%	5/15/28	300	296
Estee Lauder Cos. Inc.	3.150%	3/15/27	367	360
Estee Lauder Cos. Inc.	2.375%	12/1/29	125	115
Estee Lauder Cos. Inc.	4.650%	5/15/33	200	202
Estee Lauder Cos. Inc.	5.000%	2/14/34	125	129
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	84
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	91
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	87
Estee Lauder Cos. Inc.	3.125%	12/1/49	125	91
Flowers Foods Inc.	3.500%	10/1/26	75	74
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	90
General Mills Inc.	4.200%	4/17/28	375	375
General Mills Inc.	2.875%	4/15/30	150	139
General Mills Inc.	2.250%	10/14/31	250	218
General Mills Inc.	4.950%	3/29/33	200	205
General Mills Inc.	5.400%	6/15/40	100	103
General Mills Inc.	3.000%	2/1/51	50	35
Haleon US Capital LLC	3.375%	3/24/27	250	246
Haleon US Capital LLC	3.375%	3/24/29	250	241
Haleon US Capital LLC	3.625%	3/24/32	1,000	940
Hershey Co.	2.300%	8/15/26	100	97
Hershey Co.	2.450%	11/15/29	130	121
Hershey Co.	3.125%	11/15/49	150	110
Hormel Foods Corp.	4.800%	3/30/27	150	153
Hormel Foods Corp.	1.800%	6/11/30	200	176
Hormel Foods Corp.	3.050%	6/3/51	200	143
Ingredion Inc.	3.200%	10/1/26	100	98
Ingredion Inc.	2.900%	6/1/30	175	162
J M Smucker Co.	3.375%	12/15/27	150	147
J M Smucker Co.	5.900%	11/15/28	75	80
J M Smucker Co.	2.375%	3/15/30	100	91
J M Smucker Co.	2.125%	3/15/32	100	85
J M Smucker Co.	6.200%	11/15/33	200	221

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	J M Smucker Co.	4.250%	3/15/35	100	96
	J M Smucker Co.	6.500%	11/15/43	130	147
	J M Smucker Co.	4.375%	3/15/45	125	112
	J M Smucker Co.	6.500%	11/15/53	200	231
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	2.500%	1/15/27	200	191
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.500%	1/15/30	500	507
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/33	509	527
[5]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/34	184	204
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	4.375%	2/2/52	400	317
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.500%	12/1/52	300	320
[5]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/53	122	142
	Kellanova	3.250%	4/1/26	125	123
	Kellanova	3.400%	11/15/27	125	122
	Kellanova	4.300%	5/15/28	100	100
	Kellanova	7.450%	4/1/31	125	145
	Kellanova	5.750%	5/16/54	100	108
	Kenvue Inc.	5.050%	3/22/28	200	207
	Kenvue Inc.	4.900%	3/22/33	200	207
	Kenvue Inc.	5.100%	3/22/43	200	207
	Kenvue Inc.	5.050%	3/22/53	425	436
	Kenvue Inc.	5.200%	3/22/63	150	154
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	99
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	73
	Keurig Dr Pepper Inc.	5.100%	3/15/27	200	205
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	98
	Keurig Dr Pepper Inc.	5.050%	3/15/29	200	206
	Keurig Dr Pepper Inc.	3.950%	4/15/29	175	173
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	142
	Keurig Dr Pepper Inc.	2.250%	3/15/31	200	176
	Keurig Dr Pepper Inc.	5.200%	3/15/31	100	104
	Keurig Dr Pepper Inc.	4.050%	4/15/32	150	146
	Keurig Dr Pepper Inc.	5.300%	3/15/34	200	209
	Keurig Dr Pepper Inc.	4.500%	11/15/45	200	182
	Keurig Dr Pepper Inc.	3.800%	5/1/50	150	121
	Keurig Dr Pepper Inc.	4.500%	4/15/52	200	181
	Kimberly-Clark Corp.	2.750%	2/15/26	100	98
	Kimberly-Clark Corp.	1.050%	9/15/27	500	460
	Kimberly-Clark Corp.	3.950%	11/1/28	50	50
	Kimberly-Clark Corp.	3.200%	4/25/29	150	145
	Kimberly-Clark Corp.	3.100%	3/26/30	155	148
	Kimberly-Clark Corp.	2.000%	11/2/31	250	219
	Kimberly-Clark Corp.	6.625%	8/1/37	250	300
	Kimberly-Clark Corp.	5.300%	3/1/41	25	26
	Kimberly-Clark Corp.	3.200%	7/30/46	175	135
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	38
	Kraft Heinz Foods Co.	3.000%	6/1/26	350	343
	Kraft Heinz Foods Co.	3.875%	5/15/27	250	248
	Kraft Heinz Foods Co.	3.750%	4/1/30	200	195
	Kraft Heinz Foods Co.	4.250%	3/1/31	200	199
	Kraft Heinz Foods Co.	6.875%	1/26/39	100	118
	Kraft Heinz Foods Co.	6.500%	2/9/40	250	283
	Kraft Heinz Foods Co.	5.200%	7/15/45	550	542
	Kraft Heinz Foods Co.	4.375%	6/1/46	450	398
	Kraft Heinz Foods Co.	4.875%	10/1/49	250	235
	Kroger Co.	3.500%	2/1/26	160	158
	Kroger Co.	4.700%	8/15/26	150	151
	Kroger Co.	2.650%	10/15/26	140	136
	Kroger Co.	3.700%	8/1/27	100	99
	Kroger Co.	4.600%	8/15/27	150	151
	Kroger Co.	7.700%	6/1/29	50	57
	Kroger Co.	8.000%	9/15/29	125	144
	Kroger Co.	2.200%	5/1/30	100	89
	Kroger Co.	7.500%	4/1/31	100	116
	Kroger Co.	5.000%	9/15/34	331	334
	Kroger Co.	5.400%	7/15/40	50	51
	Kroger Co.	5.000%	4/15/42	125	121
	Kroger Co.	5.150%	8/1/43	100	98
	Kroger Co.	4.450%	2/1/47	150	132
	Kroger Co.	4.650%	1/15/48	225	204
	Kroger Co.	3.950%	1/15/50	150	121

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kroger Co.	5.500%	9/15/54	381	383
Kroger Co.	5.650%	9/15/64	260	261
McCormick & Co. Inc.	3.400%	8/15/27	150	147
McCormick & Co. Inc.	2.500%	4/15/30	250	227
Mead Johnson Nutrition Co.	4.125%	11/15/25	355	354
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	109
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	139
Molson Coors Beverage Co.	3.000%	7/15/26	375	368
Molson Coors Beverage Co.	5.000%	5/1/42	200	196
Molson Coors Beverage Co.	4.200%	7/15/46	375	324
Mondelez International Inc.	2.625%	3/17/27	200	193
Mondelez International Inc.	4.750%	2/20/29	100	102
Mondelez International Inc.	2.750%	4/13/30	115	107
Mondelez International Inc.	1.875%	10/15/32	500	418
Mondelez International Inc.	4.750%	8/28/34	100	101
Mondelez International Inc.	2.625%	9/4/50	250	163
PepsiCo Inc.	2.375%	10/6/26	225	219
PepsiCo Inc.	2.625%	3/19/27	100	97
PepsiCo Inc.	3.000%	10/15/27	325	318
PepsiCo Inc.	4.450%	5/15/28	200	204
PepsiCo Inc.	2.625%	7/29/29	200	189
PepsiCo Inc.	2.750%	3/19/30	345	323
PepsiCo Inc.	1.625%	5/1/30	200	176
PepsiCo Inc.	1.400%	2/25/31	200	170
PepsiCo Inc.	3.500%	3/19/40	175	150
PepsiCo Inc.	2.625%	10/21/41	200	150
PepsiCo Inc.	3.600%	8/13/42	100	85
PepsiCo Inc.	4.450%	4/14/46	300	282
PepsiCo Inc.	3.450%	10/6/46	300	242
PepsiCo Inc.	4.000%	5/2/47	100	88
PepsiCo Inc.	3.375%	7/29/49	240	187
PepsiCo Inc.	2.875%	10/15/49	325	232
PepsiCo Inc.	2.750%	10/21/51	50	34
PepsiCo Inc.	3.875%	3/19/60	150	126
Philip Morris International Inc.	5.000%	11/17/25	700	705
Philip Morris International Inc.	2.750%	2/25/26	305	299
Philip Morris International Inc.	4.750%	2/12/27	400	406
Philip Morris International Inc.	5.125%	11/17/27	200	206
Philip Morris International Inc.	3.125%	3/2/28	100	97
Philip Morris International Inc.	4.875%	2/13/29	200	205
Philip Morris International Inc.	3.375%	8/15/29	250	241
Philip Morris International Inc.	5.625%	11/17/29	200	212
Philip Morris International Inc.	5.125%	2/15/30	200	207
Philip Morris International Inc.	2.100%	5/1/30	150	134
Philip Morris International Inc.	5.500%	9/7/30	244	258
Philip Morris International Inc.	1.750%	11/1/30	500	431
Philip Morris International Inc.	5.125%	2/13/31	225	234
Philip Morris International Inc.	5.750%	11/17/32	700	752
Philip Morris International Inc.	5.375%	2/15/33	200	209
Philip Morris International Inc.	5.625%	9/7/33	114	121
Philip Morris International Inc.	5.250%	2/13/34	400	415
Philip Morris International Inc.	6.375%	5/16/38	200	229
Philip Morris International Inc.	4.375%	11/15/41	500	455
Philip Morris International Inc.	4.500%	3/20/42	125	115
Philip Morris International Inc.	3.875%	8/21/42	25	21
Pilgrim's Pride Corp.	3.500%	3/1/32	500	444
Procter & Gamble Co.	0.550%	10/29/25	300	289
Procter & Gamble Co.	2.800%	3/25/27	500	488
Procter & Gamble Co.	3.000%	3/25/30	500	479
Procter & Gamble Co.	1.200%	10/29/30	300	257
Procter & Gamble Co.	4.550%	1/29/34	200	206
Procter & Gamble Co.	5.550%	3/5/37	150	168
Procter & Gamble Co.	3.550%	3/25/40	188	169
Procter & Gamble Co.	3.500%	10/25/47	100	84
Reynolds American Inc.	5.700%	8/15/35	175	182
Reynolds American Inc.	7.250%	6/15/37	100	115
Reynolds American Inc.	6.150%	9/15/43	75	78
Reynolds American Inc.	5.850%	8/15/45	450	450
Sysco Corp.	3.750%	10/1/25	75	75
Sysco Corp.	3.300%	7/15/26	250	246

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sysco Corp.	3.250%	7/15/27	175	171
Sysco Corp.	5.750%	1/17/29	100	106
Sysco Corp.	2.400%	2/15/30	100	91
Sysco Corp.	5.950%	4/1/30	166	178
Sysco Corp.	6.000%	1/17/34	100	110
Sysco Corp.	6.600%	4/1/40	175	198
Sysco Corp.	4.500%	4/1/46	200	178
Sysco Corp.	4.450%	3/15/48	100	88
Sysco Corp.	6.600%	4/1/50	250	293
Sysco Corp.	3.150%	12/14/51	250	175
Target Corp.	2.500%	4/15/26	175	172
Target Corp.	1.950%	1/15/27	100	96
Target Corp.	3.375%	4/15/29	200	195
Target Corp.	2.650%	9/15/30	250	233
Target Corp.	4.500%	9/15/32	200	203
Target Corp.	4.500%	9/15/34	200	200
Target Corp.	6.500%	10/15/37	103	121
Target Corp.	7.000%	1/15/38	125	153
Target Corp.	3.900%	11/15/47	300	254
Target Corp.	4.800%	1/15/53	100	98
Tyson Foods Inc.	4.000%	3/1/26	100	100
Tyson Foods Inc.	3.550%	6/2/27	275	270
Tyson Foods Inc.	4.350%	3/1/29	280	279
Tyson Foods Inc.	5.700%	3/15/34	150	158
Tyson Foods Inc.	5.150%	8/15/44	200	192
Tyson Foods Inc.	5.100%	9/28/48	275	260
Unilever Capital Corp.	2.000%	7/28/26	125	121
Unilever Capital Corp.	4.250%	8/12/27	150	152
Unilever Capital Corp.	4.875%	9/8/28	200	206
Unilever Capital Corp.	1.375%	9/14/30	300	257
Unilever Capital Corp.	1.750%	8/12/31	500	430
Unilever Capital Corp.	5.900%	11/15/32	200	222
Unilever Capital Corp.	5.000%	12/8/33	200	210
Unilever Capital Corp.	4.625%	8/12/34	200	203
Walmart Inc.	4.000%	4/15/26	100	100
Walmart Inc.	3.050%	7/8/26	250	247
Walmart Inc.	1.050%	9/17/26	100	95
Walmart Inc.	3.250%	7/8/29	250	246
Walmart Inc.	2.375%	9/24/29	425	399
Walmart Inc.	1.800%	9/22/31	100	87
Walmart Inc.	4.150%	9/9/32	250	253
Walmart Inc.	4.100%	4/15/33	250	251
Walmart Inc.	5.250%	9/1/35	192	209
Walmart Inc.	6.200%	4/15/38	315	370
Walmart Inc.	3.950%	6/28/38	275	264
Walmart Inc.	5.000%	10/25/40	100	104
Walmart Inc.	4.000%	4/11/43	274	251
Walmart Inc.	3.625%	12/15/47	265	222
Walmart Inc.	4.050%	6/29/48	375	338
Walmart Inc.	2.650%	9/22/51	200	137
Walmart Inc.	4.500%	9/9/52	200	194
Walmart Inc.	4.500%	4/15/53	250	241
				76,030
Energy (1.9%)
Apache Corp.	4.375%	10/15/28	44	43
Apache Corp.	4.250%	1/15/30	90	87
Apache Corp.	6.000%	1/15/37	77	80
Apache Corp.	5.100%	9/1/40	233	207
Apache Corp.	5.250%	2/1/42	65	58
Apache Corp.	4.750%	4/15/43	75	62
Apache Corp.	5.350%	7/1/49	68	59
Baker Hughes Holdings LLC	5.125%	9/15/40	175	175
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	192
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	195
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	237
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	175	148
Boardwalk Pipelines LP	5.950%	6/1/26	200	204
Boardwalk Pipelines LP	4.450%	7/15/27	100	100
Boardwalk Pipelines LP	5.625%	8/1/34	235	242

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.410%	2/11/26	100	99
	BP Capital Markets America Inc.	3.119%	5/4/26	550	542
	BP Capital Markets America Inc.	3.017%	1/16/27	400	391
	BP Capital Markets America Inc.	5.017%	11/17/27	200	206
	BP Capital Markets America Inc.	4.234%	11/6/28	345	346
	BP Capital Markets America Inc.	4.699%	4/10/29	100	102
	BP Capital Markets America Inc.	4.970%	10/17/29	200	206
	BP Capital Markets America Inc.	3.633%	4/6/30	350	340
	BP Capital Markets America Inc.	2.721%	1/12/32	200	178
	BP Capital Markets America Inc.	4.812%	2/13/33	400	405
	BP Capital Markets America Inc.	4.893%	9/11/33	300	305
	BP Capital Markets America Inc.	4.989%	4/10/34	200	204
	BP Capital Markets America Inc.	5.227%	11/17/34	100	104
	BP Capital Markets America Inc.	3.060%	6/17/41	300	233
	BP Capital Markets America Inc.	3.000%	2/24/50	450	312
	BP Capital Markets America Inc.	2.772%	11/10/50	150	99
	BP Capital Markets America Inc.	2.939%	6/4/51	500	340
	BP Capital Markets America Inc.	3.001%	3/17/52	300	206
	BP Capital Markets America Inc.	3.379%	2/8/61	400	282
	BP Capital Markets plc	3.279%	9/19/27	200	196
	Burlington Resources LLC	7.400%	12/1/31	175	205
	Canadian Natural Resources Ltd.	3.850%	6/1/27	500	493
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	91
	Canadian Natural Resources Ltd.	6.450%	6/30/33	125	136
	Canadian Natural Resources Ltd.	5.850%	2/1/35	100	105
	Canadian Natural Resources Ltd.	6.250%	3/15/38	300	322
	Canadian Natural Resources Ltd.	4.950%	6/1/47	140	129
	Cenovus Energy Inc.	4.250%	4/15/27	100	100
	Cenovus Energy Inc.	2.650%	1/15/32	100	86
	Cenovus Energy Inc.	5.250%	6/15/37	38	37
	Cenovus Energy Inc.	6.750%	11/15/39	39	44
	Cenovus Energy Inc.	5.400%	6/15/47	119	115
	Cenovus Energy Inc.	3.750%	2/15/52	150	110
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	288
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	82
	Cheniere Energy Inc.	4.625%	10/15/28	252	250
[5]	Cheniere Energy Inc.	5.650%	4/15/34	265	274
	Cheniere Energy Partners LP	4.500%	10/1/29	275	270
	Cheniere Energy Partners LP	4.000%	3/1/31	586	555
	Cheniere Energy Partners LP	3.250%	1/31/32	350	313
	Cheniere Energy Partners LP	5.950%	6/30/33	247	261
[5]	Cheniere Energy Partners LP	5.750%	8/15/34	100	104
	Chevron Corp.	2.236%	5/11/30	500	454
	Chevron USA Inc.	1.018%	8/12/27	500	462
	Chevron USA Inc.	3.850%	1/15/28	100	100
	Chevron USA Inc.	3.250%	10/15/29	200	194
	Chevron USA Inc.	5.250%	11/15/43	175	183
	Chevron USA Inc.	2.343%	8/12/50	200	125
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	200	188
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	158
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	202
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	225
	CNOOC Petroleum North America ULC	6.400%	5/15/37	225	268
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	103
	ConocoPhillips	5.900%	5/15/38	450	494
	ConocoPhillips	6.500%	2/1/39	100	115
	ConocoPhillips	4.875%	10/1/47	100	97
	ConocoPhillips Co.	6.950%	4/15/29	262	291
	ConocoPhillips Co.	5.050%	9/15/33	200	207
	ConocoPhillips Co.	3.758%	3/15/42	88	75
	ConocoPhillips Co.	4.300%	11/15/44	275	245
	ConocoPhillips Co.	3.800%	3/15/52	190	152
	ConocoPhillips Co.	5.300%	5/15/53	128	129
	ConocoPhillips Co.	5.550%	3/15/54	175	183
	ConocoPhillips Co.	4.025%	3/15/62	300	242
	ConocoPhillips Co.	5.700%	9/15/63	125	134
	Continental Resources Inc.	4.375%	1/15/28	200	197
	Continental Resources Inc.	4.900%	6/1/44	125	107
	Coterra Energy Inc.	3.900%	5/15/27	200	197
	Coterra Energy Inc.	5.600%	3/15/34	105	109

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
DCP Midstream Operating LP	5.625%	7/15/27	75	77
DCP Midstream Operating LP	3.250%	2/15/32	181	161
DCP Midstream Operating LP	5.600%	4/1/44	240	239
Devon Energy Corp.	5.850%	12/15/25	100	101
Devon Energy Corp.	5.250%	10/15/27	100	101
Devon Energy Corp.	5.875%	6/15/28	130	131
Devon Energy Corp.	4.500%	1/15/30	130	129
Devon Energy Corp.	7.875%	9/30/31	160	186
Devon Energy Corp.	7.950%	4/15/32	163	192
Devon Energy Corp.	4.750%	5/15/42	130	115
Devon Energy Corp.	5.000%	6/15/45	150	134
Diamondback Energy Inc.	3.250%	12/1/26	100	98
Diamondback Energy Inc.	5.200%	4/18/27	150	153
Diamondback Energy Inc.	3.500%	12/1/29	200	190
Diamondback Energy Inc.	5.150%	1/30/30	150	154
Diamondback Energy Inc.	5.400%	4/18/34	230	235
Diamondback Energy Inc.	4.400%	3/24/51	200	166
Diamondback Energy Inc.	4.250%	3/15/52	100	81
Diamondback Energy Inc.	6.250%	3/15/53	200	215
Diamondback Energy Inc.	5.750%	4/18/54	265	267
Diamondback Energy Inc.	5.900%	4/18/64	175	177
Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	94
Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	125	113
Enbridge Energy Partners LP	5.875%	10/15/25	150	151
Enbridge Energy Partners LP	7.500%	4/15/38	150	181
Enbridge Energy Partners LP	5.500%	9/15/40	125	126
Enbridge Inc.	1.600%	10/4/26	200	190
Enbridge Inc.	5.900%	11/15/26	125	129
Enbridge Inc.	5.250%	4/5/27	200	205
Enbridge Inc.	3.700%	7/15/27	150	148
Enbridge Inc.	6.000%	11/15/28	125	133
Enbridge Inc.	5.300%	4/5/29	200	207
Enbridge Inc.	3.125%	11/15/29	200	189
Enbridge Inc.	6.200%	11/15/30	125	136
Enbridge Inc.	5.700%	3/8/33	400	422
Enbridge Inc.	2.500%	8/1/33	200	168
Enbridge Inc.	5.625%	4/5/34	100	105
Enbridge Inc.	4.500%	6/10/44	100	89
Enbridge Inc.	5.500%	12/1/46	135	137
Enbridge Inc.	4.000%	11/15/49	100	80
Enbridge Inc.	3.400%	8/1/51	200	144
Enbridge Inc.	6.700%	11/15/53	165	191
Enbridge Inc.	5.950%	4/5/54	200	212
Enbridge Inc.	7.200%	6/27/54	120	126
Enbridge Inc.	7.375%	3/15/55	50	52
Energy Transfer LP	4.750%	1/15/26	500	501
Energy Transfer LP	4.400%	3/15/27	150	150
Energy Transfer LP	5.500%	6/1/27	300	308
Energy Transfer LP	5.550%	2/15/28	200	207
Energy Transfer LP	4.950%	5/15/28	200	203
Energy Transfer LP	5.250%	4/15/29	425	437
Energy Transfer LP	5.250%	7/1/29	73	75
Energy Transfer LP	3.750%	5/15/30	250	239
Energy Transfer LP	5.750%	2/15/33	200	210
Energy Transfer LP	6.550%	12/1/33	600	663
Energy Transfer LP	5.550%	5/15/34	150	155
Energy Transfer LP	5.600%	9/1/34	207	215
Energy Transfer LP	6.625%	10/15/36	225	250
Energy Transfer LP	5.800%	6/15/38	150	156
Energy Transfer LP	6.050%	6/1/41	100	103
Energy Transfer LP	6.500%	2/1/42	275	300
Energy Transfer LP	4.950%	1/15/43	175	160
Energy Transfer LP	5.300%	4/1/44	300	288
Energy Transfer LP	5.000%	5/15/44	100	92
Energy Transfer LP	5.150%	3/15/45	175	163
Energy Transfer LP	5.350%	5/15/45	100	95
Energy Transfer LP	6.125%	12/15/45	200	208
Energy Transfer LP	5.300%	4/15/47	200	188
Energy Transfer LP	5.400%	10/1/47	275	262
Energy Transfer LP	6.000%	6/15/48	300	307

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	6.250%	4/15/49	320	337
	Energy Transfer LP	5.000%	5/15/50	500	452
	Energy Transfer LP	5.950%	5/15/54	300	307
	Energy Transfer LP	6.050%	9/1/54	191	198
	EnLink Midstream LLC	5.375%	6/1/29	90	92
	EnLink Midstream LLC	5.650%	9/1/34	85	88
	EnLink Midstream Partners LP	4.850%	7/15/26	85	85
	EnLink Midstream Partners LP	5.600%	4/1/44	60	57
	EnLink Midstream Partners LP	5.050%	4/1/45	80	72
	EnLink Midstream Partners LP	5.450%	6/1/47	90	85
	Enterprise Products Operating LLC	5.050%	1/10/26	200	202
	Enterprise Products Operating LLC	3.700%	2/15/26	150	149
	Enterprise Products Operating LLC	4.600%	1/11/27	445	451
	Enterprise Products Operating LLC	3.950%	2/15/27	100	100
	Enterprise Products Operating LLC	3.125%	7/31/29	200	191
	Enterprise Products Operating LLC	2.800%	1/31/30	300	280
	Enterprise Products Operating LLC	6.875%	3/1/33	175	201
	Enterprise Products Operating LLC	4.850%	1/31/34	75	76
	Enterprise Products Operating LLC	4.950%	2/15/35	150	152
	Enterprise Products Operating LLC	7.550%	4/15/38	150	186
	Enterprise Products Operating LLC	6.125%	10/15/39	300	331
	Enterprise Products Operating LLC	5.950%	2/1/41	175	190
	Enterprise Products Operating LLC	4.450%	2/15/43	300	273
	Enterprise Products Operating LLC	4.850%	3/15/44	335	319
	Enterprise Products Operating LLC	5.100%	2/15/45	100	99
	Enterprise Products Operating LLC	4.900%	5/15/46	425	406
	Enterprise Products Operating LLC	4.250%	2/15/48	100	86
	Enterprise Products Operating LLC	4.800%	2/1/49	100	94
	Enterprise Products Operating LLC	4.200%	1/31/50	350	298
	Enterprise Products Operating LLC	3.200%	2/15/52	300	213
	Enterprise Products Operating LLC	3.300%	2/15/53	200	143
	Enterprise Products Operating LLC	5.550%	2/16/55	250	258
	Enterprise Products Operating LLC	3.950%	1/31/60	200	157
	Enterprise Products Operating LLC	5.250%	8/16/77	100	99
	Enterprise Products Operating LLC	5.375%	2/15/78	200	191
	EOG Resources Inc.	4.150%	1/15/26	150	150
	EOG Resources Inc.	4.375%	4/15/30	200	201
	EOG Resources Inc.	4.950%	4/15/50	200	193
	EQT Corp.	3.900%	10/1/27	200	197
	EQT Corp.	5.700%	4/1/28	200	207
	EQT Corp.	5.000%	1/15/29	200	202
	EQT Corp.	7.000%	2/1/30	200	219
	Equinor ASA	1.750%	1/22/26	479	465
	Equinor ASA	7.250%	9/23/27	250	273
	Equinor ASA	3.625%	9/10/28	175	172
	Equinor ASA	2.375%	5/22/30	400	365
	Equinor ASA	5.100%	8/17/40	125	128
	Equinor ASA	4.250%	11/23/41	175	161
	Equinor ASA	3.950%	5/15/43	125	109
	Equinor ASA	4.800%	11/8/43	175	173
	Equinor ASA	3.250%	11/18/49	225	169
	Equinor ASA	3.700%	4/6/50	405	329
	Exxon Mobil Corp.	3.043%	3/1/26	300	296
	Exxon Mobil Corp.	2.275%	8/16/26	600	583
	Exxon Mobil Corp.	2.440%	8/16/29	250	234
	Exxon Mobil Corp.	2.610%	10/15/30	650	599
	Exxon Mobil Corp.	2.995%	8/16/39	100	82
	Exxon Mobil Corp.	4.227%	3/19/40	400	375
	Exxon Mobil Corp.	3.567%	3/6/45	235	195
	Exxon Mobil Corp.	4.114%	3/1/46	200	178
	Exxon Mobil Corp.	4.327%	3/19/50	625	566
	Exxon Mobil Corp.	3.452%	4/15/51	500	388
	Halliburton Co.	3.800%	11/15/25	8	8
	Halliburton Co.	2.920%	3/1/30	200	186
	Halliburton Co.	6.700%	9/15/38	345	397
	Halliburton Co.	7.450%	9/15/39	100	123
	Halliburton Co.	4.500%	11/15/41	100	92
	Halliburton Co.	5.000%	11/15/45	500	480
[5]	Helmerich & Payne Inc.	4.650%	12/1/27	250	250
[5]	Helmerich & Payne Inc.	4.850%	12/1/29	100	99

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Helmerich & Payne Inc.	2.900%	9/29/31	100	86
[5]	Helmerich & Payne Inc.	5.500%	12/1/34	50	49
	Hess Corp.	4.300%	4/1/27	250	250
	Hess Corp.	7.300%	8/15/31	180	206
	Hess Corp.	7.125%	3/15/33	100	115
	Hess Corp.	5.600%	2/15/41	350	364
	HF Sinclair Corp.	5.875%	4/1/26	200	203
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	53
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	273
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	57
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	219
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	200	217
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	50
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	150	134
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	69
	Kinder Morgan Inc.	1.750%	11/15/26	200	190
	Kinder Morgan Inc.	4.300%	3/1/28	200	200
	Kinder Morgan Inc.	7.800%	8/1/31	140	163
	Kinder Morgan Inc.	7.750%	1/15/32	265	310
	Kinder Morgan Inc.	5.300%	12/1/34	175	178
	Kinder Morgan Inc.	5.550%	6/1/45	200	197
	Kinder Morgan Inc.	5.050%	2/15/46	175	162
	Kinder Morgan Inc.	3.600%	2/15/51	200	145
	Kinder Morgan Inc.	5.450%	8/1/52	130	126
	Kinder Morgan Inc.	5.950%	8/1/54	130	135
	Marathon Oil Corp.	4.400%	7/15/27	200	200
	Marathon Oil Corp.	6.800%	3/15/32	400	452
	Marathon Oil Corp.	6.600%	10/1/37	100	114
	Marathon Oil Corp.	5.200%	6/1/45	60	59
	Marathon Petroleum Corp.	5.125%	12/15/26	200	203
	Marathon Petroleum Corp.	6.500%	3/1/41	300	327
	Marathon Petroleum Corp.	4.500%	4/1/48	260	220
	MPLX LP	4.250%	12/1/27	275	274
	MPLX LP	4.000%	3/15/28	400	395
	MPLX LP	4.950%	9/1/32	149	150
	MPLX LP	5.000%	3/1/33	200	200
	MPLX LP	5.500%	6/1/34	250	257
	MPLX LP	4.500%	4/15/38	400	370
	MPLX LP	5.500%	2/15/49	355	345
	MPLX LP	5.650%	3/1/53	200	199
	NOV Inc.	3.600%	12/1/29	200	190
	NOV Inc.	3.950%	12/1/42	125	99
	Occidental Petroleum Corp.	5.500%	12/1/25	80	80
	Occidental Petroleum Corp.	5.550%	3/15/26	150	152
	Occidental Petroleum Corp.	8.500%	7/15/27	86	94
	Occidental Petroleum Corp.	6.375%	9/1/28	97	102
	Occidental Petroleum Corp.	5.200%	8/1/29	205	208
	Occidental Petroleum Corp.	8.875%	7/15/30	176	208
	Occidental Petroleum Corp.	6.625%	9/1/30	155	167
	Occidental Petroleum Corp.	6.125%	1/1/31	196	207
	Occidental Petroleum Corp.	7.500%	5/1/31	153	174
	Occidental Petroleum Corp.	7.875%	9/15/31	85	99
	Occidental Petroleum Corp.	5.375%	1/1/32	250	254
	Occidental Petroleum Corp.	5.550%	10/1/34	210	213
	Occidental Petroleum Corp.	6.450%	9/15/36	301	325
	Occidental Petroleum Corp.	7.950%	6/15/39	43	52
	Occidental Petroleum Corp.	6.200%	3/15/40	128	133
	Occidental Petroleum Corp.	6.600%	3/15/46	196	211
	Occidental Petroleum Corp.	4.400%	4/15/46	75	61
	Occidental Petroleum Corp.	4.200%	3/15/48	55	43
	Occidental Petroleum Corp.	6.050%	10/1/54	175	178
	ONEOK Inc.	5.550%	11/1/26	52	53
	ONEOK Inc.	4.250%	9/24/27	400	400
	ONEOK Inc.	4.550%	7/15/28	200	201
	ONEOK Inc.	5.650%	11/1/28	100	105
	ONEOK Inc.	4.350%	3/15/29	100	99
	ONEOK Inc.	3.400%	9/1/29	245	233
	ONEOK Inc.	3.100%	3/15/30	200	186
	ONEOK Inc.	3.250%	6/1/30	200	187
	ONEOK Inc.	4.750%	10/15/31	125	125

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	6.050%	9/1/33	350	374
	ONEOK Inc.	5.050%	11/1/34	325	324
	ONEOK Inc.	5.150%	10/15/43	125	119
	ONEOK Inc.	4.250%	9/15/46	200	165
	ONEOK Inc.	4.950%	7/13/47	110	100
	ONEOK Inc.	4.200%	10/3/47	150	120
	ONEOK Inc.	5.200%	7/15/48	40	37
	ONEOK Inc.	4.850%	2/1/49	100	89
	ONEOK Inc.	4.450%	9/1/49	150	125
	ONEOK Inc.	4.500%	3/15/50	100	83
	ONEOK Inc.	7.150%	1/15/51	120	139
	ONEOK Inc.	6.625%	9/1/53	250	277
	ONEOK Inc.	5.700%	11/1/54	285	284
	ONEOK Inc.	5.850%	11/1/64	140	139
	ONEOK Partners LP	6.650%	10/1/36	260	289
	ONEOK Partners LP	6.125%	2/1/41	150	157
	Ovintiv Inc.	5.375%	1/1/26	100	101
	Ovintiv Inc.	5.650%	5/15/28	100	103
	Ovintiv Inc.	7.375%	11/1/31	50	56
	Ovintiv Inc.	6.250%	7/15/33	100	106
	Ovintiv Inc.	6.500%	8/15/34	150	162
	Ovintiv Inc.	6.625%	8/15/37	100	108
	Ovintiv Inc.	6.500%	2/1/38	100	107
	Ovintiv Inc.	7.100%	7/15/53	75	84
	Patterson-UTI Energy Inc.	5.150%	11/15/29	150	148
	Patterson-UTI Energy Inc.	7.150%	10/1/33	100	108
[2]	Petroleos Mexicanos	2.378%	4/15/25	5	5
	Phillips 66	3.900%	3/15/28	150	148
	Phillips 66	2.150%	12/15/30	100	88
	Phillips 66	4.650%	11/15/34	300	293
	Phillips 66	5.875%	5/1/42	245	259
	Phillips 66	4.875%	11/15/44	440	410
	Phillips 66	3.300%	3/15/52	200	139
	Phillips 66 Co.	4.950%	12/1/27	200	205
	Phillips 66 Co.	3.750%	3/1/28	50	49
	Phillips 66 Co.	3.150%	12/15/29	100	95
	Phillips 66 Co.	5.250%	6/15/31	200	207
	Phillips 66 Co.	4.950%	3/15/35	105	104
	Phillips 66 Co.	4.680%	2/15/45	245	221
	Phillips 66 Co.	5.500%	3/15/55	150	147
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	263
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	176
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	100
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	262
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	191
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/34	85	88
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	111
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	110	104
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	178
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	50	45
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	457
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	253
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	298
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	550	549
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	150	159
	Schlumberger Investment SA	4.500%	5/15/28	100	101
	Schlumberger Investment SA	2.650%	6/26/30	300	276
	Schlumberger Investment SA	4.850%	5/15/33	100	102
	Shell International Finance BV	2.875%	5/10/26	500	491
	Shell International Finance BV	2.500%	9/12/26	600	583
	Shell International Finance BV	3.875%	11/13/28	100	100
	Shell International Finance BV	2.375%	11/7/29	550	508
	Shell International Finance BV	2.750%	4/6/30	50	47
	Shell International Finance BV	4.125%	5/11/35	300	291
	Shell International Finance BV	6.375%	12/15/38	475	552
	Shell International Finance BV	5.500%	3/25/40	175	186
	Shell International Finance BV	2.875%	11/26/41	200	153
	Shell International Finance BV	4.550%	8/12/43	300	283
	Shell International Finance BV	4.375%	5/11/45	430	391
	Shell International Finance BV	4.000%	5/10/46	640	549

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	3.125%	11/7/49	300	216
	Shell International Finance BV	3.000%	11/26/51	200	140
[5]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	100	101
[5]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	150	150
[5]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	215	217
[5]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	125	126
	Spectra Energy Partners LP	3.375%	10/15/26	205	201
	Spectra Energy Partners LP	4.500%	3/15/45	325	283
	Suncor Energy Inc.	5.950%	12/1/34	125	135
	Suncor Energy Inc.	6.800%	5/15/38	225	257
	Suncor Energy Inc.	6.500%	6/15/38	265	296
	Suncor Energy Inc.	4.000%	11/15/47	100	80
	Suncor Energy Inc.	3.750%	3/4/51	200	151
	Targa Resources Corp.	6.150%	3/1/29	175	186
	Targa Resources Corp.	4.200%	2/1/33	200	189
	Targa Resources Corp.	6.125%	3/15/33	284	305
	Targa Resources Corp.	6.500%	3/30/34	100	111
	Targa Resources Corp.	5.500%	2/15/35	175	180
	Targa Resources Corp.	4.950%	4/15/52	130	117
	Targa Resources Corp.	6.250%	7/1/52	90	97
	Targa Resources Corp.	6.500%	2/15/53	200	222
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	101
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	100
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	102
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	204
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	198
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	188
	TC PipeLines LP	3.900%	5/25/27	50	49
	TotalEnergies Capital International SA	2.829%	1/10/30	490	461
	TotalEnergies Capital International SA	2.986%	6/29/41	140	109
	TotalEnergies Capital International SA	3.461%	7/12/49	150	115
	TotalEnergies Capital International SA	3.127%	5/29/50	440	318
	TotalEnergies Capital International SA	3.386%	6/29/60	130	93
	TotalEnergies Capital SA	5.150%	4/5/34	225	234
	TotalEnergies Capital SA	4.724%	9/10/34	125	126
	TotalEnergies Capital SA	5.488%	4/5/54	300	310
	TotalEnergies Capital SA	5.275%	9/10/54	250	251
	TotalEnergies Capital SA	5.638%	4/5/64	225	235
	TotalEnergies Capital SA	5.425%	9/10/64	225	226
	TransCanada PipeLines Ltd.	4.250%	5/15/28	250	249
	TransCanada PipeLines Ltd.	4.100%	4/15/30	400	393
	TransCanada PipeLines Ltd.	2.500%	10/12/31	200	177
	TransCanada PipeLines Ltd.	4.625%	3/1/34	300	296
	TransCanada PipeLines Ltd.	5.600%	3/31/34	150	157
	TransCanada PipeLines Ltd.	5.850%	3/15/36	300	318
	TransCanada PipeLines Ltd.	6.200%	10/15/37	175	192
	TransCanada PipeLines Ltd.	4.750%	5/15/38	300	289
	TransCanada PipeLines Ltd.	6.100%	6/1/40	200	216
	TransCanada PipeLines Ltd.	4.875%	5/15/48	250	234
	TransCanada PipeLines Ltd.	5.100%	3/15/49	175	170
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	99
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	187
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	88
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	100	79
	Valero Energy Corp.	4.350%	6/1/28	137	137
	Valero Energy Corp.	7.500%	4/15/32	400	466
	Valero Energy Corp.	6.625%	6/15/37	300	336
	Valero Energy Corp.	4.900%	3/15/45	150	140
	Valero Energy Corp.	3.650%	12/1/51	100	73
	Valero Energy Partners LP	4.500%	3/15/28	75	75
	Western Midstream Operating LP	4.750%	8/15/28	54	54
	Western Midstream Operating LP	6.350%	1/15/29	100	106
	Western Midstream Operating LP	4.050%	2/1/30	227	219
	Western Midstream Operating LP	5.450%	4/1/44	105	99
	Western Midstream Operating LP	5.300%	3/1/48	200	182
	Western Midstream Operating LP	5.250%	2/1/50	300	272
	Williams Cos. Inc.	5.400%	3/2/26	505	512
	Williams Cos. Inc.	3.750%	6/15/27	300	296
	Williams Cos. Inc.	5.300%	8/15/28	138	143
	Williams Cos. Inc.	4.900%	3/15/29	200	203

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Williams Cos. Inc.	4.800%	11/15/29	100	101
Williams Cos. Inc.	3.500%	11/15/30	200	189
Williams Cos. Inc.	2.600%	3/15/31	200	177
Williams Cos. Inc.	4.650%	8/15/32	200	199
Williams Cos. Inc.	5.650%	3/15/33	200	210
Williams Cos. Inc.	5.150%	3/15/34	225	228
Williams Cos. Inc.	6.300%	4/15/40	100	109
Williams Cos. Inc.	5.800%	11/15/43	100	103
Williams Cos. Inc.	5.400%	3/4/44	315	311
Williams Cos. Inc.	5.750%	6/24/44	100	103
Williams Cos. Inc.	5.100%	9/15/45	200	190
Williams Cos. Inc.	4.850%	3/1/48	150	137
Williams Cos. Inc.	3.500%	10/15/51	100	73
Williams Cos. Inc.	5.300%	8/15/52	130	126
Williams Cos. Inc.	5.800%	11/15/54	175	181
Woodside Finance Ltd.	5.100%	9/12/34	215	214
Woodside Finance Ltd.	5.700%	9/12/54	130	129
				89,211
Financials (7.7%)
ACE Capital Trust II	9.700%	4/1/30	50	61
Aegon Ltd.	5.500%	4/11/48	200	200
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	125
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	750	720
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	200	207
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	294
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	503
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	295
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	200	208
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	708
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/29	175	175
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/30	200	215
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	750	676
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	443
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.300%	1/19/34	250	256
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/34	150	149
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	252
Affiliated Managers Group Inc.	3.300%	6/15/30	300	279
Aflac Inc.	2.875%	10/15/26	75	73
Aflac Inc.	4.000%	10/15/46	50	42
Aflac Inc.	4.750%	1/15/49	235	221
Air Lease Corp.	5.300%	6/25/26	80	81
Air Lease Corp.	2.200%	1/15/27	200	190
Air Lease Corp.	3.625%	4/1/27	75	74
Air Lease Corp.	3.625%	12/1/27	200	196
Air Lease Corp.	2.100%	9/1/28	500	457
Air Lease Corp.	4.625%	10/1/28	100	100
Air Lease Corp.	3.250%	10/1/29	100	94
Air Lease Corp.	3.000%	2/1/30	225	207
Air Lease Corp.	3.125%	12/1/30	750	686
Air Lease Corp.	2.875%	1/15/32	200	176
Aircastle Ltd.	4.250%	6/15/26	100	99
Alleghany Corp.	3.625%	5/15/30	100	97
Alleghany Corp.	4.900%	9/15/44	100	98
Alleghany Corp.	3.250%	8/15/51	250	181
Allstate Corp.	5.050%	6/24/29	100	103
Allstate Corp.	1.450%	12/15/30	100	84
Allstate Corp.	5.250%	3/30/33	200	209
Allstate Corp.	5.550%	5/9/35	75	80
Allstate Corp.	4.500%	6/15/43	125	115
Allstate Corp.	4.200%	12/15/46	200	175
Allstate Corp.	3.850%	8/10/49	100	82
Allstate Corp.	6.500%	5/15/67	100	105
Ally Financial Inc.	2.200%	11/2/28	450	405
Ally Financial Inc.	6.992%	6/13/29	200	211
Ally Financial Inc.	8.000%	11/1/31	400	453
American Express Co.	4.200%	11/6/25	150	150
American Express Co.	4.900%	2/13/26	230	232
American Express Co.	4.990%	5/1/26	200	200
American Express Co.	3.125%	5/20/26	250	246

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	6.338%	10/30/26	200	204
	American Express Co.	1.650%	11/4/26	525	499
	American Express Co.	2.550%	3/4/27	200	193
	American Express Co.	5.645%	4/23/27	200	204
	American Express Co.	3.300%	5/3/27	350	343
	American Express Co.	5.389%	7/28/27	200	204
	American Express Co.	5.098%	2/16/28	2,000	2,038
	American Express Co.	5.043%	7/26/28	250	256
	American Express Co.	5.282%	7/27/29	200	207
	American Express Co.	6.489%	10/30/31	200	221
	American Express Co.	4.989%	5/26/33	150	152
	American Express Co.	5.043%	5/1/34	192	197
	American Express Co.	5.915%	4/25/35	90	96
	American Express Co.	5.284%	7/26/35	250	260
	American Financial Group Inc.	5.250%	4/2/30	150	156
	American Financial Group Inc.	4.500%	6/15/47	110	98
	American International Group Inc.	4.200%	4/1/28	120	120
	American International Group Inc.	4.250%	3/15/29	8	8
	American International Group Inc.	3.400%	6/30/30	120	114
	American International Group Inc.	3.875%	1/15/35	100	94
	American International Group Inc.	4.700%	7/10/35	45	44
	American International Group Inc.	6.250%	5/1/36	475	530
	American International Group Inc.	4.500%	7/16/44	100	91
	American International Group Inc.	4.750%	4/1/48	200	190
	American International Group Inc.	5.750%	4/1/48	125	126
[3]	American National Group Inc.	5.750%	10/1/29	100	101
	Ameriprise Financial Inc.	2.875%	9/15/26	100	98
	Ameriprise Financial Inc.	5.150%	5/15/33	200	208
	Aon Corp.	8.205%	1/1/27	25	27
	Aon Corp.	4.500%	12/15/28	100	101
	Aon Corp.	3.750%	5/2/29	90	88
	Aon Corp.	2.800%	5/15/30	405	373
	Aon Corp.	6.250%	9/30/40	100	110
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	225	235
	Aon Global Ltd.	3.875%	12/15/25	125	125
	Aon Global Ltd.	4.600%	6/14/44	175	160
	Aon Global Ltd.	4.750%	5/15/45	100	94
	Aon North America Inc.	5.125%	3/1/27	100	102
	Aon North America Inc.	5.300%	3/1/31	200	209
	Aon North America Inc.	5.450%	3/1/34	350	368
	Aon North America Inc.	5.750%	3/1/54	425	450
[5]	Apollo Debt Solutions BDC	6.900%	4/13/29	250	260
[5]	Apollo Debt Solutions BDC	6.700%	7/29/31	100	103
	Apollo Global Management Inc.	6.375%	11/15/33	75	84
	Apollo Global Management Inc.	5.800%	5/21/54	200	213
	Arch Capital Finance LLC	4.011%	12/15/26	100	99
	Arch Capital Finance LLC	5.031%	12/15/46	100	96
	Arch Capital Group Ltd.	7.350%	5/1/34	50	59
	Arch Capital Group Ltd.	3.635%	6/30/50	200	155
	Arch Capital Group US Inc.	5.144%	11/1/43	50	49
	Ares Capital Corp.	2.150%	7/15/26	500	476
	Ares Capital Corp.	7.000%	1/15/27	80	83
	Ares Capital Corp.	2.875%	6/15/27	224	212
	Ares Capital Corp.	5.875%	3/1/29	175	179
	Ares Capital Corp.	5.950%	7/15/29	200	205
	Ares Capital Corp.	3.200%	11/15/31	150	130
[5]	Ares Strategic Income Fund	6.350%	8/15/29	200	204
[3,5]	Ares Strategic Income Fund	5.600%	2/15/30	130	129
	Arthur J Gallagher & Co.	5.500%	3/2/33	200	210
	Arthur J Gallagher & Co.	6.500%	2/15/34	100	112
	Arthur J Gallagher & Co.	5.750%	3/2/53	200	208
	Arthur J Gallagher & Co.	5.750%	7/15/54	100	104
	Associated Banc-Corp	6.455%	8/29/30	50	51
	Assurant Inc.	4.900%	3/27/28	100	101
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	100	106
	Athene Holding Ltd.	4.125%	1/12/28	200	197
	Athene Holding Ltd.	6.150%	4/3/30	210	226
	Athene Holding Ltd.	3.500%	1/15/31	500	466
	Athene Holding Ltd.	5.875%	1/15/34	375	392
	Athene Holding Ltd.	3.950%	5/25/51	5	4

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Athene Holding Ltd.	6.250%	4/1/54	300	319
Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	250	254
Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	250	253
Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	250	256
AXA SA	8.600%	12/15/30	112	137
AXIS Specialty Finance LLC	4.900%	1/15/40	50	48
AXIS Specialty Finance plc	4.000%	12/6/27	550	542
Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	200	229
Banco Santander SA	5.179%	11/19/25	250	251
Banco Santander SA	1.849%	3/25/26	1,000	961
Banco Santander SA	4.250%	4/11/27	600	597
Banco Santander SA	5.294%	8/18/27	200	205
Banco Santander SA	6.527%	11/7/27	800	835
Banco Santander SA	3.800%	2/23/28	200	196
Banco Santander SA	5.552%	3/14/28	200	204
Banco Santander SA	4.379%	4/12/28	200	199
Banco Santander SA	5.365%	7/15/28	200	205
Banco Santander SA	6.607%	11/7/28	200	217
Banco Santander SA	5.538%	3/14/30	200	207
Banco Santander SA	2.958%	3/25/31	600	544
Banco Santander SA	5.439%	7/15/31	200	209
Banco Santander SA	6.921%	8/8/33	400	442
Banco Santander SA	6.938%	11/7/33	200	232
Banco Santander SA	6.350%	3/14/34	400	428
Bank of America Corp.	4.450%	3/3/26	475	476
Bank of America Corp.	3.500%	4/19/26	320	317
Bank of America Corp.	1.319%	6/19/26	500	488
Bank of America Corp.	4.250%	10/22/26	725	724
Bank of America Corp.	1.197%	10/24/26	500	483
Bank of America Corp.	5.080%	1/20/27	275	277
Bank of America Corp.	3.559%	4/23/27	750	741
Bank of America Corp.	1.734%	7/22/27	500	477
Bank of America Corp.	3.248%	10/21/27	750	733
Bank of America Corp.	4.183%	11/25/27	560	558
Bank of America Corp.	3.824%	1/20/28	1,248	1,234
Bank of America Corp.	2.551%	2/4/28	675	648
Bank of America Corp.	3.705%	4/24/28	350	345
Bank of America Corp.	3.593%	7/21/28	800	785
Bank of America Corp.	6.204%	11/10/28	350	369
Bank of America Corp.	3.419%	12/20/28	1,334	1,298
Bank of America Corp.	3.970%	3/5/29	225	222
Bank of America Corp.	5.202%	4/25/29	450	463
Bank of America Corp.	2.087%	6/14/29	1,500	1,385
Bank of America Corp.	4.271%	7/23/29	575	573
Bank of America Corp.	3.974%	2/7/30	150	147
Bank of America Corp.	3.194%	7/23/30	1,125	1,065
Bank of America Corp.	2.884%	10/22/30	300	279
Bank of America Corp.	2.496%	2/13/31	750	679
Bank of America Corp.	2.592%	4/29/31	2,000	1,815
Bank of America Corp.	2.687%	4/22/32	500	446
Bank of America Corp.	2.572%	10/20/32	1,500	1,315
Bank of America Corp.	2.972%	2/4/33	925	829
Bank of America Corp.	5.015%	7/22/33	500	513
Bank of America Corp.	5.288%	4/25/34	1,450	1,506
Bank of America Corp.	5.468%	1/23/35	700	736
Bank of America Corp.	5.425%	8/15/35	180	185
Bank of America Corp.	2.482%	9/21/36	400	338
Bank of America Corp.	6.110%	1/29/37	335	370
Bank of America Corp.	3.846%	3/8/37	570	526
Bank of America Corp.	4.244%	4/24/38	300	284
Bank of America Corp.	7.750%	5/14/38	240	303
Bank of America Corp.	4.078%	4/23/40	550	502
Bank of America Corp.	2.676%	6/19/41	1,000	752
Bank of America Corp.	5.875%	2/7/42	300	335
Bank of America Corp.	3.311%	4/22/42	400	325
Bank of America Corp.	5.000%	1/21/44	615	626
Bank of America Corp.	4.875%	4/1/44	300	300
Bank of America Corp.	4.750%	4/21/45	100	96
Bank of America Corp.	4.443%	1/20/48	100	92
Bank of America Corp.	4.330%	3/15/50	250	227

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bank of America Corp.	4.083%	3/20/51	1,500	1,303
Bank of America Corp.	2.831%	10/24/51	500	345
Bank of America Corp.	3.483%	3/13/52	500	392
Bank of America Corp.	2.972%	7/21/52	400	284
Bank of America NA	5.526%	8/18/26	275	282
Bank of America NA	6.000%	10/15/36	250	276
Bank of Montreal	5.300%	6/5/26	200	204
Bank of Montreal	2.650%	3/8/27	200	193
Bank of Montreal	4.567%	9/10/27	180	181
Bank of Montreal	5.203%	2/1/28	200	206
Bank of Montreal	5.717%	9/25/28	200	211
Bank of Montreal	5.511%	6/4/31	300	316
Bank of Montreal	3.803%	12/15/32	500	486
Bank of New York Mellon Corp.	2.800%	5/4/26	576	565
Bank of New York Mellon Corp.	2.450%	8/17/26	408	397
Bank of New York Mellon Corp.	2.050%	1/26/27	120	115
Bank of New York Mellon Corp.	4.947%	4/26/27	200	202
Bank of New York Mellon Corp.	3.250%	5/16/27	150	147
Bank of New York Mellon Corp.	3.442%	2/7/28	150	148
Bank of New York Mellon Corp.	4.890%	7/21/28	200	204
Bank of New York Mellon Corp.	5.802%	10/25/28	200	210
Bank of New York Mellon Corp.	4.543%	2/1/29	200	202
Bank of New York Mellon Corp.	3.300%	8/23/29	100	96
Bank of New York Mellon Corp.	6.317%	10/25/29	200	215
Bank of New York Mellon Corp.	4.975%	3/14/30	200	206
Bank of New York Mellon Corp.	2.500%	1/26/32	80	70
Bank of New York Mellon Corp.	5.060%	7/22/32	140	145
Bank of New York Mellon Corp.	5.834%	10/25/33	200	217
Bank of New York Mellon Corp.	4.706%	2/1/34	200	201
Bank of New York Mellon Corp.	4.967%	4/26/34	1,200	1,229
Bank of New York Mellon Corp.	5.188%	3/14/35	200	208
Bank of Nova Scotia	4.500%	12/16/25	300	299
Bank of Nova Scotia	2.700%	8/3/26	100	97
Bank of Nova Scotia	1.300%	9/15/26	500	474
Bank of Nova Scotia	1.950%	2/2/27	200	190
Bank of Nova Scotia	5.400%	6/4/27	120	124
Bank of Nova Scotia	5.250%	6/12/28	200	207
Bank of Nova Scotia	5.450%	8/1/29	125	131
Bank of Nova Scotia	2.450%	2/2/32	200	174
Bank of Nova Scotia	5.650%	2/1/34	200	214
Bank of Nova Scotia	4.588%	5/4/37	200	191
Barclays plc	4.375%	1/12/26	300	300
Barclays plc	2.852%	5/7/26	300	296
Barclays plc	5.200%	5/12/26	610	614
Barclays plc	7.325%	11/2/26	375	385
Barclays plc	5.829%	5/9/27	350	357
Barclays plc	4.337%	1/10/28	200	199
Barclays plc	5.674%	3/12/28	225	231
Barclays plc	4.836%	5/9/28	400	400
Barclays plc	5.501%	8/9/28	325	333
Barclays plc	4.837%	9/10/28	80	81
Barclays plc	7.385%	11/2/28	375	405
Barclays plc	4.972%	5/16/29	500	506
Barclays plc	6.490%	9/13/29	326	348
Barclays plc	5.690%	3/12/30	225	234
Barclays plc	5.088%	6/20/30	345	346
Barclays plc	4.942%	9/10/30	119	120
Barclays plc	2.645%	6/24/31	400	357
Barclays plc	5.746%	8/9/33	325	340
Barclays plc	7.437%	11/2/33	1,125	1,299
Barclays plc	7.119%	6/27/34	270	301
Barclays plc	5.335%	9/10/35	125	126
Barclays plc	3.564%	9/23/35	250	227
Barclays plc	5.250%	8/17/45	250	253
Barclays plc	4.950%	1/10/47	200	194
Barclays plc	6.036%	3/12/55	400	437
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	159
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	750	689
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	167
Berkshire Hathaway Finance Corp.	2.850%	10/15/50	425	298

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	451
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	716
	BlackRock Funding Inc.	4.700%	3/14/29	200	206
	BlackRock Funding Inc.	5.000%	3/14/34	200	208
	BlackRock Funding Inc.	4.900%	1/8/35	150	155
	BlackRock Funding Inc.	5.250%	3/14/54	200	207
	BlackRock Funding Inc.	5.350%	1/8/55	150	158
	BlackRock Inc.	3.200%	3/15/27	100	99
	BlackRock Inc.	3.250%	4/30/29	90	87
	BlackRock Inc.	2.400%	4/30/30	380	348
	BlackRock Inc.	2.100%	2/25/32	600	518
	BlackRock Inc.	4.750%	5/25/33	200	206
	Blackstone Private Credit Fund	2.625%	12/15/26	300	284
	Blackstone Private Credit Fund	3.250%	3/15/27	400	381
[5]	Blackstone Private Credit Fund	4.950%	9/26/27	70	72
[5]	Blackstone Private Credit Fund	6.250%	1/25/31	90	92
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	478
	Blackstone Secured Lending Fund	5.875%	11/15/27	150	153
	Blue Owl Capital Corp.	3.400%	7/15/26	244	236
	Blue Owl Capital Corp.	2.625%	1/15/27	200	189
	Blue Owl Credit Income Corp.	4.700%	2/8/27	150	147
	Blue Owl Credit Income Corp.	7.750%	9/16/27	850	895
	Blue Owl Credit Income Corp.	7.950%	6/13/28	200	214
[5]	Blue Owl Credit Income Corp.	5.800%	3/15/30	175	173
[5]	Blue Owl Finance LLC	6.250%	4/18/34	200	209
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	200	186
[5]	BNP Paribas SA	3.052%	1/13/31	50	46
	BPCE SA	3.375%	12/2/26	250	246
	Brighthouse Financial Inc.	4.700%	6/22/47	173	142
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	98
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	70
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	177
	Brookfield Capital Finance LLC	6.087%	6/14/33	100	108
	Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/32	120	103
	Brookfield Finance Inc.	4.250%	6/2/26	50	50
	Brookfield Finance Inc.	3.900%	1/25/28	125	123
	Brookfield Finance Inc.	4.850%	3/29/29	150	153
	Brookfield Finance Inc.	4.350%	4/15/30	205	203
	Brookfield Finance Inc.	4.700%	9/20/47	185	171
	Brookfield Finance Inc.	5.968%	3/4/54	240	261
	Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/50	125	93
	Brown & Brown Inc.	4.500%	3/15/29	75	75
	Brown & Brown Inc.	2.375%	3/15/31	500	433
	Brown & Brown Inc.	5.650%	6/11/34	500	524
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	262
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	196
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	115	118
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	187
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	200	218
	Capital One Financial Corp.	4.200%	10/29/25	175	174
	Capital One Financial Corp.	2.636%	3/3/26	243	240
	Capital One Financial Corp.	3.750%	7/28/26	500	493
	Capital One Financial Corp.	3.750%	3/9/27	100	99
	Capital One Financial Corp.	3.650%	5/11/27	800	786
	Capital One Financial Corp.	7.149%	10/29/27	200	211
	Capital One Financial Corp.	3.800%	1/31/28	300	294
	Capital One Financial Corp.	5.468%	2/1/29	200	205
	Capital One Financial Corp.	5.700%	2/1/30	595	617
	Capital One Financial Corp.	3.273%	3/1/30	230	216
	Capital One Financial Corp.	7.624%	10/30/31	200	227
	Capital One Financial Corp.	2.618%	11/2/32	250	214
	Capital One Financial Corp.	5.817%	2/1/34	732	762
	Capital One Financial Corp.	6.377%	6/8/34	500	540
	Capital One Financial Corp.	6.051%	2/1/35	205	217
	Charles Schwab Corp.	0.900%	3/11/26	300	286
	Charles Schwab Corp.	1.150%	5/13/26	500	477
	Charles Schwab Corp.	5.875%	8/24/26	180	185
	Charles Schwab Corp.	3.200%	3/2/27	250	244
	Charles Schwab Corp.	2.450%	3/3/27	245	235
	Charles Schwab Corp.	3.200%	1/25/28	100	97

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charles Schwab Corp.	4.000%	2/1/29	125	124
Charles Schwab Corp.	5.643%	5/19/29	220	230
Charles Schwab Corp.	3.250%	5/22/29	100	96
Charles Schwab Corp.	2.750%	10/1/29	50	47
Charles Schwab Corp.	6.196%	11/17/29	220	235
Charles Schwab Corp.	4.625%	3/22/30	50	51
Charles Schwab Corp.	2.300%	5/13/31	500	442
Charles Schwab Corp.	2.900%	3/3/32	395	355
Charles Schwab Corp.	5.853%	5/19/34	300	321
Charles Schwab Corp.	6.136%	8/24/34	235	257
Chubb Corp.	6.000%	5/11/37	125	140
Chubb Corp.	6.500%	5/15/38	95	111
Chubb INA Holdings LLC	3.350%	5/3/26	355	351
Chubb INA Holdings LLC	5.000%	3/15/34	125	130
Chubb INA Holdings LLC	6.700%	5/15/36	200	235
Chubb INA Holdings LLC	4.150%	3/13/43	100	90
Chubb INA Holdings LLC	4.350%	11/3/45	350	323
Chubb INA Holdings LLC	2.850%	12/15/51	100	70
Chubb INA Holdings LLC	3.050%	12/15/61	200	136
Cincinnati Financial Corp.	6.920%	5/15/28	100	109
Cincinnati Financial Corp.	6.125%	11/1/34	75	81
Citibank NA	5.438%	4/30/26	350	357
Citibank NA	4.929%	8/6/26	350	355
Citibank NA	5.488%	12/4/26	450	463
Citibank NA	4.838%	8/6/29	350	358
Citibank NA	5.570%	4/30/34	250	267
Citigroup Inc.	3.700%	1/12/26	275	273
Citigroup Inc.	4.600%	3/9/26	275	276
Citigroup Inc.	3.200%	10/21/26	1,025	1,004
Citigroup Inc.	4.300%	11/20/26	75	75
Citigroup Inc.	4.450%	9/29/27	1,230	1,231
Citigroup Inc.	3.887%	1/10/28	475	470
Citigroup Inc.	3.070%	2/24/28	1,000	972
Citigroup Inc.	4.658%	5/24/28	350	353
Citigroup Inc.	3.668%	7/24/28	900	884
Citigroup Inc.	4.125%	7/25/28	100	99
Citigroup Inc.	3.520%	10/27/28	580	566
Citigroup Inc.	5.174%	2/13/30	450	462
Citigroup Inc.	3.980%	3/20/30	475	465
Citigroup Inc.	4.542%	9/19/30	350	350
Citigroup Inc.	2.976%	11/5/30	300	279
Citigroup Inc.	2.666%	1/29/31	500	455
Citigroup Inc.	4.412%	3/31/31	750	745
Citigroup Inc.	2.572%	6/3/31	500	450
Citigroup Inc.	6.625%	6/15/32	100	111
Citigroup Inc.	2.520%	11/3/32	475	412
Citigroup Inc.	3.057%	1/25/33	230	205
Citigroup Inc.	3.785%	3/17/33	600	562
Citigroup Inc.	4.910%	5/24/33	220	222
Citigroup Inc.	6.270%	11/17/33	500	549
Citigroup Inc.	6.174%	5/25/34	350	373
Citigroup Inc.	5.827%	2/13/35	400	417
Citigroup Inc.	6.125%	8/25/36	75	82
Citigroup Inc.	3.878%	1/24/39	225	201
Citigroup Inc.	8.125%	7/15/39	562	746
Citigroup Inc.	5.316%	3/26/41	1,000	1,025
Citigroup Inc.	5.875%	1/30/42	100	110
Citigroup Inc.	5.300%	5/6/44	375	381
Citigroup Inc.	4.650%	7/30/45	200	189
Citigroup Inc.	4.750%	5/18/46	375	352
Citigroup Inc.	4.650%	7/23/48	450	425
Citizens Financial Group Inc.	2.850%	7/27/26	175	170
Citizens Financial Group Inc.	5.841%	1/23/30	200	208
Citizens Financial Group Inc.	2.500%	2/6/30	200	178
Citizens Financial Group Inc.	4.300%	2/11/31	357	332
Citizens Financial Group Inc.	2.638%	9/30/32	125	103
Citizens Financial Group Inc.	6.645%	4/25/35	129	142
CME Group Inc.	2.650%	3/15/32	500	452
CME Group Inc.	5.300%	9/15/43	200	215
CNA Financial Corp.	4.500%	3/1/26	125	125

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNA Financial Corp.	3.450%	8/15/27	100	98
	CNA Financial Corp.	3.900%	5/1/29	100	98
	CNA Financial Corp.	5.125%	2/15/34	170	174
	CNO Financial Group Inc.	6.450%	6/15/34	125	132
	Comerica Bank	5.332%	8/25/33	250	240
	Comerica Inc.	4.000%	2/1/29	90	87
	Comerica Inc.	5.982%	1/30/30	200	206
	Commonwealth Bank of Australia	5.316%	3/13/26	265	270
	Cooperatieve Rabobank UA	3.750%	7/21/26	475	468
	Cooperatieve Rabobank UA	5.500%	10/5/26	250	257
	Cooperatieve Rabobank UA	4.800%	1/9/29	250	256
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	106
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	268
	Cooperatieve Rabobank UA	5.250%	8/4/45	250	258
	Corebridge Financial Inc.	3.850%	4/5/29	185	180
	Corebridge Financial Inc.	3.900%	4/5/32	500	469
	Corebridge Financial Inc.	6.050%	9/15/33	400	427
	Corebridge Financial Inc.	5.750%	1/15/34	132	139
	Corebridge Financial Inc.	4.350%	4/5/42	100	88
	Corebridge Financial Inc.	4.400%	4/5/52	215	184
	Corebridge Financial Inc.	6.375%	9/15/54	150	151
	Credit Suisse USA LLC	7.125%	7/15/32	100	115
	Deutsche Bank AG	4.100%	1/13/26	100	99
	Deutsche Bank AG	1.686%	3/19/26	500	482
	Deutsche Bank AG	7.146%	7/13/27	500	521
	Deutsche Bank AG	2.311%	11/16/27	250	238
	Deutsche Bank AG	5.706%	2/8/28	150	153
	Deutsche Bank AG	6.720%	1/18/29	325	344
	Deutsche Bank AG	6.819%	11/20/29	1,225	1,317
	Deutsche Bank AG	3.729%	1/14/32	250	225
	Deutsche Bank AG	4.875%	12/1/32	240	237
	Deutsche Bank AG	3.742%	1/7/33	215	188
	Deutsche Bank AG	7.079%	2/10/34	200	216
	Deutsche Bank AG	5.403%	9/11/35	150	151
	Discover Bank	3.450%	7/27/26	309	303
	Discover Bank	4.650%	9/13/28	250	250
	Discover Bank	2.700%	2/6/30	100	90
	Discover Financial Services	4.500%	1/30/26	428	427
	Discover Financial Services	4.100%	2/9/27	250	248
	Discover Financial Services	6.700%	11/29/32	250	275
	Eaton Vance Corp.	3.500%	4/6/27	100	98
	Enact Holdings Inc.	6.250%	5/28/29	125	130
	Enstar Finance LLC	5.500%	1/15/42	102	95
	Enstar Group Ltd.	4.950%	6/1/29	294	296
	Equifax Inc.	2.600%	12/15/25	100	98
	Equifax Inc.	5.100%	6/1/28	400	410
	Equifax Inc.	4.800%	9/15/29	100	101
	Equifax Inc.	3.100%	5/15/30	120	112
	Equifax Inc.	2.350%	9/15/31	200	174
	Equitable Holdings Inc.	4.350%	4/20/28	279	278
	Equitable Holdings Inc.	5.000%	4/20/48	238	228
	Essent Group Ltd.	6.250%	7/1/29	100	104
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	93
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	334
	FactSet Research Systems Inc.	3.450%	3/1/32	100	91
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	51
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	100
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	200	207
[5]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	125	132
[5]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	175	187
[5]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	100	104
	Fidelity National Financial Inc.	3.400%	6/15/30	100	93
	Fidelity National Financial Inc.	2.450%	3/15/31	275	238
	Fidelity National Information Services Inc.	1.150%	3/1/26	500	478
	Fidelity National Information Services Inc.	1.650%	3/1/28	200	183
	Fidelity National Information Services Inc.	3.750%	5/21/29	100	98
	Fidelity National Information Services Inc.	2.250%	3/1/31	300	263
	Fidelity National Information Services Inc.	3.100%	3/1/41	200	154
	Fifth Third Bancorp	2.550%	5/5/27	100	96
	Fifth Third Bancorp	1.707%	11/1/27	200	189

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fifth Third Bancorp	3.950%	3/14/28	75	74
Fifth Third Bancorp	6.339%	7/27/29	200	213
Fifth Third Bancorp	4.772%	7/28/30	125	126
Fifth Third Bancorp	5.631%	1/29/32	275	287
Fifth Third Bancorp	8.250%	3/1/38	200	252
Fifth Third Bank NA	3.850%	3/15/26	200	198
Fifth Third Bank NA	2.250%	2/1/27	250	239
First American Financial Corp.	2.400%	8/15/31	200	168
First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	78
Fiserv Inc	5.450%	3/15/34	182	190
Fiserv Inc.	3.200%	7/1/26	700	688
Fiserv Inc.	2.250%	6/1/27	300	285
Fiserv Inc.	4.200%	10/1/28	200	199
Fiserv Inc.	3.500%	7/1/29	600	580
Fiserv Inc.	4.750%	3/15/30	250	255
Fiserv Inc.	2.650%	6/1/30	200	182
Fiserv Inc.	5.625%	8/21/33	94	99
Fiserv Inc.	5.150%	8/12/34	200	205
Fiserv Inc.	4.400%	7/1/49	415	367
Franklin Resources Inc.	2.950%	8/12/51	200	136
FS KKR Capital Corp.	3.400%	1/15/26	500	487
FS KKR Capital Corp.	3.125%	10/12/28	200	182
GATX Corp.	3.250%	9/15/26	50	49
GATX Corp.	3.850%	3/30/27	175	173
GATX Corp.	3.500%	3/15/28	100	97
GATX Corp.	4.550%	11/7/28	150	151
GATX Corp.	4.700%	4/1/29	75	76
GATX Corp.	3.500%	6/1/32	50	46
GATX Corp.	6.900%	5/1/34	200	228
GATX Corp.	4.500%	3/30/45	50	43
GATX Corp.	3.100%	6/1/51	200	136
Global Payments Inc.	4.800%	4/1/26	150	150
Global Payments Inc.	2.150%	1/15/27	200	191
Global Payments Inc.	3.200%	8/15/29	310	290
Global Payments Inc.	2.900%	5/15/30	200	182
Global Payments Inc.	2.900%	11/15/31	200	176
Global Payments Inc.	5.400%	8/15/32	200	205
Global Payments Inc.	4.150%	8/15/49	200	161
Global Payments Inc.	5.950%	8/15/52	75	77
Globe Life Inc.	4.550%	9/15/28	80	80
Goldman Sachs Bank USA	5.283%	3/18/27	350	355
Goldman Sachs Bank USA	5.414%	5/21/27	350	356
Goldman Sachs Capital I	6.345%	2/15/34	225	243
Goldman Sachs Group Inc.	4.250%	10/21/25	200	199
Goldman Sachs Group Inc.	3.750%	2/25/26	200	199
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,231
Goldman Sachs Group Inc.	1.093%	12/9/26	500	480
Goldman Sachs Group Inc.	5.950%	1/15/27	400	414
Goldman Sachs Group Inc.	3.850%	1/26/27	350	347
Goldman Sachs Group Inc.	1.542%	9/10/27	200	190
Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,287
Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	969
Goldman Sachs Group Inc.	3.615%	3/15/28	495	487
Goldman Sachs Group Inc.	3.691%	6/5/28	625	615
Goldman Sachs Group Inc.	4.482%	8/23/28	475	478
Goldman Sachs Group Inc.	3.814%	4/23/29	450	441
Goldman Sachs Group Inc.	4.223%	5/1/29	475	472
Goldman Sachs Group Inc.	6.484%	10/24/29	450	485
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,216
Goldman Sachs Group Inc.	5.727%	4/25/30	225	236
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,325
Goldman Sachs Group Inc.	2.650%	10/21/32	800	703
Goldman Sachs Group Inc.	3.102%	2/24/33	300	270
Goldman Sachs Group Inc.	5.851%	4/25/35	225	242
Goldman Sachs Group Inc.	6.450%	5/1/36	50	56
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,122
Goldman Sachs Group Inc.	4.017%	10/31/38	405	367
Goldman Sachs Group Inc.	4.411%	4/23/39	500	471
Goldman Sachs Group Inc.	6.250%	2/1/41	675	767
Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	819

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	5.150%	5/22/45	475	474
	Golub Capital BDC Inc.	2.050%	2/15/27	65	60
	Golub Capital BDC Inc.	7.050%	12/5/28	80	84
[5]	Golub Capital Private Credit Fund	5.800%	9/12/29	50	50
	Hanover Insurance Group Inc.	4.500%	4/15/26	100	100
	Hartford Financial Services Group Inc.	2.800%	8/19/29	350	326
	Hartford Financial Services Group Inc.	5.950%	10/15/36	50	54
	Hartford Financial Services Group Inc.	6.100%	10/1/41	100	109
	Hartford Financial Services Group Inc.	4.300%	4/15/43	175	157
	Hartford Financial Services Group Inc.	3.600%	8/19/49	125	98
	Hartford Financial Services Group Inc.	2.900%	9/15/51	200	135
	HSBC Bank USA NA	7.000%	1/15/39	250	297
	HSBC Holdings plc	4.300%	3/8/26	825	824
	HSBC Holdings plc	3.900%	5/25/26	450	446
	HSBC Holdings plc	2.099%	6/4/26	1,700	1,667
	HSBC Holdings plc	7.336%	11/3/26	250	257
	HSBC Holdings plc	4.375%	11/23/26	350	348
	HSBC Holdings plc	1.589%	5/24/27	300	286
	HSBC Holdings plc	5.887%	8/14/27	340	349
	HSBC Holdings plc	2.251%	11/22/27	435	415
	HSBC Holdings plc	4.041%	3/13/28	400	396
	HSBC Holdings plc	5.210%	8/11/28	815	832
	HSBC Holdings plc	4.583%	6/19/29	400	400
	HSBC Holdings plc	2.206%	8/17/29	500	458
	HSBC Holdings plc	4.950%	3/31/30	250	256
	HSBC Holdings plc	3.973%	5/22/30	570	556
	HSBC Holdings plc	7.625%	5/17/32	100	116
	HSBC Holdings plc	2.804%	5/24/32	500	442
	HSBC Holdings plc	2.871%	11/22/32	1,225	1,077
	HSBC Holdings plc	7.350%	11/27/32	100	113
	HSBC Holdings plc	4.762%	3/29/33	300	296
	HSBC Holdings plc	5.402%	8/11/33	275	285
	HSBC Holdings plc	8.113%	11/3/33	250	298
	HSBC Holdings plc	6.254%	3/9/34	350	382
	HSBC Holdings plc	6.547%	6/20/34	200	219
	HSBC Holdings plc	7.399%	11/13/34	200	230
	HSBC Holdings plc	5.719%	3/4/35	700	744
	HSBC Holdings plc	6.500%	5/2/36	600	652
	HSBC Holdings plc	6.500%	9/15/37	50	55
	HSBC Holdings plc	6.800%	6/1/38	200	226
	HSBC Holdings plc	6.332%	3/9/44	550	621
	HSBC Holdings plc	5.250%	3/14/44	750	745
	Huntington Bancshares Inc.	4.443%	8/4/28	200	200
	Huntington Bancshares Inc.	6.208%	8/21/29	205	217
	Huntington Bancshares Inc.	2.550%	2/4/30	250	226
	Huntington Bancshares Inc.	5.709%	2/2/35	217	226
	Huntington Bancshares Inc.	2.487%	8/15/36	100	81
	Huntington National Bank	4.270%	11/25/26	150	147
	Huntington National Bank	4.552%	5/17/28	250	250
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	246
	ING Groep NV	3.950%	3/29/27	300	298
	ING Groep NV	4.017%	3/28/28	200	198
	ING Groep NV	4.550%	10/2/28	200	201
	ING Groep NV	4.050%	4/9/29	200	198
	ING Groep NV	5.335%	3/19/30	270	279
	ING Groep NV	6.114%	9/11/34	250	273
	ING Groep NV	5.550%	3/19/35	500	524
	Intercontinental Exchange Inc.	3.750%	12/1/25	300	298
	Intercontinental Exchange Inc.	3.100%	9/15/27	150	146
	Intercontinental Exchange Inc.	4.000%	9/15/27	150	150
	Intercontinental Exchange Inc.	3.750%	9/21/28	75	74
	Intercontinental Exchange Inc.	4.350%	6/15/29	122	123
	Intercontinental Exchange Inc.	2.100%	6/15/30	750	669
	Intercontinental Exchange Inc.	1.850%	9/15/32	500	414
	Intercontinental Exchange Inc.	4.600%	3/15/33	415	420
	Intercontinental Exchange Inc.	2.650%	9/15/40	500	377
	Intercontinental Exchange Inc.	4.250%	9/21/48	175	155
	Intercontinental Exchange Inc.	3.000%	6/15/50	60	43
	Intercontinental Exchange Inc.	4.950%	6/15/52	111	111
	Intercontinental Exchange Inc.	3.000%	9/15/60	300	200

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intercontinental Exchange Inc.	5.200%	6/15/62	110	112
Invesco Finance plc	3.750%	1/15/26	170	169
Invesco Finance plc	5.375%	11/30/43	75	75
Jackson Financial Inc.	3.125%	11/23/31	250	219
Jefferies Financial Group Inc.	4.850%	1/15/27	200	202
Jefferies Financial Group Inc.	5.875%	7/21/28	200	209
Jefferies Financial Group Inc.	4.150%	1/23/30	300	293
Jefferies Financial Group Inc.	6.200%	4/14/34	275	294
Jefferies Financial Group Inc.	6.250%	1/15/36	75	81
Jefferies Financial Group Inc.	6.500%	1/20/43	75	82
JPMorgan Chase & Co.	3.300%	4/1/26	685	677
JPMorgan Chase & Co.	3.200%	6/15/26	300	296
JPMorgan Chase & Co.	2.950%	10/1/26	875	857
JPMorgan Chase & Co.	4.125%	12/15/26	450	450
JPMorgan Chase & Co.	3.960%	1/29/27	500	497
JPMorgan Chase & Co.	1.578%	4/22/27	500	479
JPMorgan Chase & Co.	1.470%	9/22/27	500	474
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	985
JPMorgan Chase & Co.	5.040%	1/23/28	440	447
JPMorgan Chase & Co.	3.782%	2/1/28	625	618
JPMorgan Chase & Co.	5.571%	4/22/28	350	361
JPMorgan Chase & Co.	3.540%	5/1/28	350	344
JPMorgan Chase & Co.	4.979%	7/22/28	165	168
JPMorgan Chase & Co.	3.509%	1/23/29	575	561
JPMorgan Chase & Co.	4.005%	4/23/29	300	297
JPMorgan Chase & Co.	2.069%	6/1/29	625	578
JPMorgan Chase & Co.	4.203%	7/23/29	250	249
JPMorgan Chase & Co.	5.299%	7/24/29	515	533
JPMorgan Chase & Co.	6.087%	10/23/29	212	226
JPMorgan Chase & Co.	4.452%	12/5/29	300	301
JPMorgan Chase & Co.	5.012%	1/23/30	350	359
JPMorgan Chase & Co.	5.581%	4/22/30	2,350	2,467
JPMorgan Chase & Co.	3.702%	5/6/30	300	292
JPMorgan Chase & Co.	4.565%	6/14/30	275	277
JPMorgan Chase & Co.	4.995%	7/22/30	325	334
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,390
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,056
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,817
JPMorgan Chase & Co.	2.956%	5/13/31	500	460
JPMorgan Chase & Co.	1.764%	11/19/31	500	430
JPMorgan Chase & Co.	2.580%	4/22/32	500	446
JPMorgan Chase & Co.	2.963%	1/25/33	1,000	899
JPMorgan Chase & Co.	5.717%	9/14/33	1,000	1,058
JPMorgan Chase & Co.	5.350%	6/1/34	703	736
JPMorgan Chase & Co.	5.336%	1/23/35	525	549
JPMorgan Chase & Co.	5.766%	4/22/35	350	377
JPMorgan Chase & Co.	5.294%	7/22/35	200	209
JPMorgan Chase & Co.	6.400%	5/15/38	450	531
JPMorgan Chase & Co.	3.882%	7/24/38	500	457
JPMorgan Chase & Co.	5.500%	10/15/40	650	696
JPMorgan Chase & Co.	3.109%	4/22/41	500	403
JPMorgan Chase & Co.	5.600%	7/15/41	275	299
JPMorgan Chase & Co.	5.400%	1/6/42	150	160
JPMorgan Chase & Co.	3.157%	4/22/42	450	361
JPMorgan Chase & Co.	5.625%	8/16/43	300	326
JPMorgan Chase & Co.	4.950%	6/1/45	100	100
JPMorgan Chase & Co.	4.260%	2/22/48	375	340
JPMorgan Chase & Co.	4.032%	7/24/48	500	436
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	864
JPMorgan Chase & Co.	3.897%	1/23/49	400	341
JPMorgan Chase & Co.	3.109%	4/22/51	500	369
JPMorgan Chase & Co.	3.328%	4/22/52	745	575
JPMorgan Chase Bank NA	5.110%	12/8/26	290	296
KeyBank NA	4.700%	1/26/26	250	250
KeyBank NA	5.850%	11/15/27	250	259
KeyBank NA	6.950%	2/1/28	250	265
KeyBank NA	5.000%	1/26/33	250	248
KeyCorp	4.150%	10/29/25	150	149
KeyCorp	4.100%	4/30/28	600	591
KeyCorp	2.550%	10/1/29	150	136

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
KeyCorp	6.401%	3/6/35	200	217
Lazard Group LLC	3.625%	3/1/27	100	98
Lazard Group LLC	4.500%	9/19/28	100	99
Legg Mason Inc.	5.625%	1/15/44	120	125
Lincoln National Corp.	3.625%	12/12/26	75	74
Lincoln National Corp.	3.800%	3/1/28	100	98
Lincoln National Corp.	3.050%	1/15/30	350	325
Lincoln National Corp.	6.300%	10/9/37	75	82
Lincoln National Corp.	7.000%	6/15/40	160	184
Lloyds Banking Group plc	4.582%	12/10/25	700	698
Lloyds Banking Group plc	4.650%	3/24/26	575	574
Lloyds Banking Group plc	3.750%	1/11/27	436	431
Lloyds Banking Group plc	5.985%	8/7/27	275	282
Lloyds Banking Group plc	3.750%	3/18/28	200	197
Lloyds Banking Group plc	4.375%	3/22/28	250	250
Lloyds Banking Group plc	4.550%	8/16/28	200	201
Lloyds Banking Group plc	3.574%	11/7/28	200	195
Lloyds Banking Group plc	5.871%	3/6/29	200	209
Lloyds Banking Group plc	5.721%	6/5/30	200	210
Lloyds Banking Group plc	7.953%	11/15/33	200	234
Lloyds Banking Group plc	5.679%	1/5/35	360	379
Lloyds Banking Group plc	5.300%	12/1/45	150	149
Lloyds Banking Group plc	4.344%	1/9/48	275	234
Loews Corp.	6.000%	2/1/35	50	55
Loews Corp.	4.125%	5/15/43	100	88
LPL Holdings Inc.	6.750%	11/17/28	200	215
M&T Bank Corp.	7.413%	10/30/29	200	219
M&T Bank Corp.	6.082%	3/13/32	100	106
M&T Bank Corp.	5.053%	1/27/34	200	198
Main Street Capital Corp.	6.500%	6/4/27	200	204
Manufacturers & Traders Trust Co.	4.650%	1/27/26	250	250
Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	251
Manulife Financial Corp.	4.061%	2/24/32	190	187
Manulife Financial Corp.	5.375%	3/4/46	200	207
Markel Group Inc.	3.500%	11/1/27	50	49
Markel Group Inc.	3.350%	9/17/29	75	71
Markel Group Inc.	4.300%	11/1/47	50	42
Markel Group Inc.	5.000%	5/20/49	150	141
Markel Group Inc.	4.150%	9/17/50	200	163
Markel Group Inc.	6.000%	5/16/54	100	106
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	99
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	460	412
Marsh & McLennan Cos. Inc.	5.400%	9/15/33	200	213
Marsh & McLennan Cos. Inc.	5.150%	3/15/34	87	91
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	247
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	90
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	175
Marsh & McLennan Cos. Inc.	5.700%	9/15/53	300	322
Marsh & McLennan Cos. Inc.	5.450%	3/15/54	91	94
Mastercard Inc.	2.950%	11/21/26	100	98
Mastercard Inc.	3.300%	3/26/27	200	197
Mastercard Inc.	4.100%	1/15/28	161	162
Mastercard Inc.	4.875%	3/9/28	200	207
Mastercard Inc.	2.950%	6/1/29	275	264
Mastercard Inc.	3.350%	3/26/30	300	290
Mastercard Inc.	2.000%	11/18/31	200	173
Mastercard Inc.	4.350%	1/15/32	323	325
Mastercard Inc.	4.875%	5/9/34	300	310
Mastercard Inc.	4.550%	1/15/35	265	266
Mastercard Inc.	3.950%	2/26/48	100	87
Mastercard Inc.	3.650%	6/1/49	200	164
Mastercard Inc.	3.850%	3/26/50	200	169
Mercury General Corp.	4.400%	3/15/27	75	74
MetLife Inc.	6.500%	12/15/32	175	199
MetLife Inc.	5.375%	7/15/33	200	213
MetLife Inc.	6.375%	6/15/34	100	113
MetLife Inc.	5.300%	12/15/34	140	147
MetLife Inc.	5.875%	2/6/41	590	644
MetLife Inc.	4.125%	8/13/42	175	156
MetLife Inc.	4.875%	11/13/43	355	349

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	5.250%	1/15/54	200	206
	MetLife Inc.	6.400%	12/15/66	210	223
	MGIC Investment Corp.	5.250%	8/15/28	31	31
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	522
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	243
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	495
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	381
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	245
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	383
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	199
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	199
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	206
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	197
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	225	232
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	167
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	46
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	207
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	440
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	355
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	195
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	500	515
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	334	351
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	275	289
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	48
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	179
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	247
	Mizuho Financial Group Inc.	1.554%	7/9/27	200	190
	Mizuho Financial Group Inc.	4.018%	3/5/28	325	322
	Mizuho Financial Group Inc.	5.778%	7/6/29	225	235
	Mizuho Financial Group Inc.	4.254%	9/11/29	400	397
	Mizuho Financial Group Inc.	3.153%	7/16/30	500	470
	Mizuho Financial Group Inc.	2.869%	9/13/30	100	92
	Mizuho Financial Group Inc.	2.564%	9/13/31	250	214
	Mizuho Financial Group Inc.	2.172%	5/22/32	500	428
	Mizuho Financial Group Inc.	5.748%	7/6/34	780	831
	Mizuho Financial Group Inc.	5.579%	5/26/35	250	264
	Moody's Corp.	3.250%	1/15/28	200	196
	Moody's Corp.	2.000%	8/19/31	500	431
	Moody's Corp.	2.750%	8/19/41	100	74
	Moody's Corp.	4.875%	12/17/48	125	120
	Moody's Corp.	3.750%	2/25/52	100	80
	Moody's Corp.	3.100%	11/29/61	150	99
	Morgan Stanley	5.000%	11/24/25	650	653
	Morgan Stanley	3.875%	1/27/26	225	224
	Morgan Stanley	3.125%	7/27/26	700	688
	Morgan Stanley	6.250%	8/9/26	1,796	1,862
	Morgan Stanley	4.350%	9/8/26	666	667
	Morgan Stanley	6.138%	10/16/26	500	508
	Morgan Stanley	0.985%	12/10/26	500	479
	Morgan Stanley	3.625%	1/20/27	250	248
	Morgan Stanley	5.050%	1/28/27	350	353
	Morgan Stanley	3.950%	4/23/27	325	322
	Morgan Stanley	1.593%	5/4/27	525	502
	Morgan Stanley	2.475%	1/21/28	500	480
	Morgan Stanley	5.652%	4/13/28	225	232
	Morgan Stanley	4.210%	4/20/28	200	200
[4]	Morgan Stanley	3.591%	7/22/28	935	916
	Morgan Stanley	6.296%	10/18/28	500	529
	Morgan Stanley	3.772%	1/24/29	575	565
	Morgan Stanley	5.123%	2/1/29	350	359
	Morgan Stanley	5.164%	4/20/29	450	462
	Morgan Stanley	5.449%	7/20/29	350	363
	Morgan Stanley	6.407%	11/1/29	350	376
	Morgan Stanley	5.173%	1/16/30	350	361
	Morgan Stanley	4.431%	1/23/30	550	551
	Morgan Stanley	5.656%	4/18/30	225	237
	Morgan Stanley	5.042%	7/19/30	350	360
	Morgan Stanley	2.699%	1/22/31	1,750	1,603
	Morgan Stanley	3.622%	4/1/31	600	576
	Morgan Stanley	1.794%	2/13/32	500	423

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	7.250%	4/1/32	150	178
	Morgan Stanley	1.928%	4/28/32	200	170
	Morgan Stanley	2.239%	7/21/32	500	430
	Morgan Stanley	2.511%	10/20/32	600	524
	Morgan Stanley	2.943%	1/21/33	500	447
	Morgan Stanley	6.342%	10/18/33	1,000	1,112
	Morgan Stanley	5.250%	4/21/34	450	465
	Morgan Stanley	6.627%	11/1/34	350	396
	Morgan Stanley	5.466%	1/18/35	425	444
	Morgan Stanley	5.831%	4/19/35	225	242
	Morgan Stanley	5.320%	7/19/35	350	364
	Morgan Stanley	2.484%	9/16/36	850	711
	Morgan Stanley	5.297%	4/20/37	350	353
	Morgan Stanley	5.948%	1/19/38	350	367
[4]	Morgan Stanley	3.971%	7/22/38	375	340
	Morgan Stanley	4.457%	4/22/39	250	240
	Morgan Stanley	3.217%	4/22/42	325	262
	Morgan Stanley	6.375%	7/24/42	600	708
	Morgan Stanley	4.300%	1/27/45	650	599
	Morgan Stanley	2.802%	1/25/52	940	649
	Morgan Stanley Bank NA	4.754%	4/21/26	275	278
	Morgan Stanley Bank NA	5.882%	10/30/26	275	285
	Morgan Stanley Bank NA	4.952%	1/14/28	200	203
	Morgan Stanley Bank NA	5.504%	5/26/28	425	438
	Morgan Stanley Bank NA	4.968%	7/14/28	350	358
	Nasdaq Inc.	3.850%	6/30/26	100	99
	Nasdaq Inc.	1.650%	1/15/31	250	212
	Nasdaq Inc.	5.550%	2/15/34	200	211
	Nasdaq Inc.	2.500%	12/21/40	200	142
	Nasdaq Inc.	3.250%	4/28/50	35	25
	Nasdaq Inc.	3.950%	3/7/52	200	161
	Nasdaq Inc.	5.950%	8/15/53	200	218
	Nasdaq Inc.	6.100%	6/28/63	200	220
	National Australia Bank Ltd.	3.375%	1/14/26	100	99
	National Australia Bank Ltd.	5.087%	6/11/27	250	257
	National Australia Bank Ltd.	4.944%	1/12/28	250	256
	National Australia Bank Ltd.	4.900%	6/13/28	500	513
	National Australia Bank Ltd.	4.787%	1/10/29	250	257
	National Bank of Canada	5.600%	12/18/28	250	261
	NatWest Group plc	7.472%	11/10/26	200	206
	NatWest Group plc	5.847%	3/2/27	200	204
	NatWest Group plc	5.583%	3/1/28	200	205
	NatWest Group plc	5.516%	9/30/28	200	206
	NatWest Group plc	4.892%	5/18/29	1,000	1,010
	NatWest Group plc	5.808%	9/13/29	200	209
	NatWest Group plc	5.076%	1/27/30	200	204
	NatWest Group plc	4.445%	5/8/30	700	695
	NatWest Group plc	4.964%	8/15/30	200	203
	NatWest Group plc	6.016%	3/2/34	200	216
	NatWest Group plc	6.475%	6/1/34	200	211
	NatWest Group plc	5.778%	3/1/35	275	293
	NatWest Group plc	3.032%	11/28/35	200	178
	Nomura Holdings Inc.	2.329%	1/22/27	200	190
	Nomura Holdings Inc.	5.594%	7/2/27	200	206
	Nomura Holdings Inc.	5.386%	7/6/27	200	204
	Nomura Holdings Inc.	2.172%	7/14/28	200	183
	Nomura Holdings Inc.	5.605%	7/6/29	225	235
	Nomura Holdings Inc.	3.103%	1/16/30	400	369
	Nomura Holdings Inc.	2.679%	7/16/30	250	224
	Nomura Holdings Inc.	2.608%	7/14/31	200	174
	Nomura Holdings Inc.	2.999%	1/22/32	200	176
	Nomura Holdings Inc.	5.783%	7/3/34	200	210
	Northern Trust Corp.	3.950%	10/30/25	150	149
	Northern Trust Corp.	3.650%	8/3/28	100	99
	Northern Trust Corp.	3.375%	5/8/32	50	49
	Northern Trust Corp.	6.125%	11/2/32	200	221
	Old Republic International Corp.	3.875%	8/26/26	100	99
	Old Republic International Corp.	3.850%	6/11/51	200	152
	ORIX Corp.	3.700%	7/18/27	200	197
	ORIX Corp.	4.650%	9/10/29	55	55

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ORIX Corp.	2.250%	3/9/31	50	43
PartnerRe Finance B LLC	3.700%	7/2/29	95	92
PartnerRe Finance B LLC	4.500%	10/1/50	100	92
PayPal Holdings Inc.	2.650%	10/1/26	300	292
PayPal Holdings Inc.	2.850%	10/1/29	400	376
PayPal Holdings Inc.	2.300%	6/1/30	200	181
PayPal Holdings Inc.	4.400%	6/1/32	200	201
PayPal Holdings Inc.	5.150%	6/1/34	600	626
PayPal Holdings Inc.	3.250%	6/1/50	210	156
PayPal Holdings Inc.	5.500%	6/1/54	200	210
PNC Bank NA	3.100%	10/25/27	250	242
PNC Bank NA	3.250%	1/22/28	150	145
PNC Bank NA	4.050%	7/26/28	250	248
PNC Bank NA	2.700%	10/22/29	150	138
PNC Financial Services Group Inc.	5.812%	6/12/26	200	201
PNC Financial Services Group Inc.	4.758%	1/26/27	200	201
PNC Financial Services Group Inc.	3.150%	5/19/27	450	439
PNC Financial Services Group Inc.	5.102%	7/23/27	120	122
PNC Financial Services Group Inc.	6.615%	10/20/27	200	209
PNC Financial Services Group Inc.	5.300%	1/21/28	200	205
PNC Financial Services Group Inc.	3.450%	4/23/29	500	486
PNC Financial Services Group Inc.	5.582%	6/12/29	200	208
PNC Financial Services Group Inc.	2.550%	1/22/30	425	390
PNC Financial Services Group Inc.	5.492%	5/14/30	225	235
PNC Financial Services Group Inc.	4.626%	6/6/33	200	197
PNC Financial Services Group Inc.	6.037%	10/28/33	255	275
PNC Financial Services Group Inc.	5.068%	1/24/34	200	203
PNC Financial Services Group Inc.	5.939%	8/18/34	590	636
PNC Financial Services Group Inc.	6.875%	10/20/34	430	493
PNC Financial Services Group Inc.	5.676%	1/22/35	500	530
PNC Financial Services Group Inc.	5.401%	7/23/35	265	276
Principal Financial Group Inc.	3.100%	11/15/26	100	98
Principal Financial Group Inc.	4.625%	9/15/42	50	47
Principal Financial Group Inc.	4.350%	5/15/43	150	135
Principal Financial Group Inc.	4.300%	11/15/46	195	173
Private Export Funding Corp.	3.650%	3/15/30	100	99
Progressive Corp.	2.450%	1/15/27	150	145
Progressive Corp.	4.000%	3/1/29	100	100
Progressive Corp.	6.625%	3/1/29	125	138
Progressive Corp.	4.950%	6/15/33	100	104
Progressive Corp.	4.350%	4/25/44	50	46
Progressive Corp.	4.125%	4/15/47	290	256
Progressive Corp.	4.200%	3/15/48	115	102
Progressive Corp.	3.950%	3/26/50	180	152
Progressive Corp.	3.700%	3/15/52	100	80
Prospect Capital Corp.	3.364%	11/15/26	52	48
Prudential Financial Inc.	3.878%	3/27/28	163	161
Prudential Financial Inc.	5.750%	7/15/33	100	110
Prudential Financial Inc.	5.700%	12/14/36	125	136
Prudential Financial Inc.	6.625%	12/1/37	65	76
Prudential Financial Inc.	3.000%	3/10/40	50	40
Prudential Financial Inc.	6.625%	6/21/40	65	75
Prudential Financial Inc.	5.100%	8/15/43	50	47
Prudential Financial Inc.	4.600%	5/15/44	275	260
Prudential Financial Inc.	5.375%	5/15/45	133	132
Prudential Financial Inc.	3.905%	12/7/47	182	151
Prudential Financial Inc.	5.700%	9/15/48	250	253
Prudential Financial Inc.	3.935%	12/7/49	363	300
Prudential Financial Inc.	4.350%	2/25/50	210	186
Prudential Financial Inc.	3.700%	10/1/50	200	185
Prudential Financial Inc.	5.125%	3/1/52	250	248
Prudential Financial Inc.	6.000%	9/1/52	150	156
Prudential Financial Inc.	6.500%	3/15/54	175	188
Prudential Funding Asia plc	3.125%	4/14/30	200	188
Radian Group Inc.	6.200%	5/15/29	118	123
Raymond James Financial Inc.	4.650%	4/1/30	55	56
Raymond James Financial Inc.	4.950%	7/15/46	210	203
Raymond James Financial Inc.	3.750%	4/1/51	250	196
Regions Bank	6.450%	6/26/37	250	269
Regions Financial Corp.	1.800%	8/12/28	120	108

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regions Financial Corp.	5.722%	6/6/30	200	207
	Regions Financial Corp.	5.502%	9/6/35	100	102
	Reinsurance Group of America Inc.	3.900%	5/15/29	50	49
	Reinsurance Group of America Inc.	6.000%	9/15/33	165	177
	Reinsurance Group of America Inc.	5.750%	9/15/34	175	184
	RenaissanceRe Finance Inc.	3.450%	7/1/27	75	73
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	73
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	132	138
	Royal Bank of Canada	4.875%	1/12/26	200	202
	Royal Bank of Canada	4.650%	1/27/26	898	900
	Royal Bank of Canada	1.200%	4/27/26	200	192
	Royal Bank of Canada	1.400%	11/2/26	500	474
	Royal Bank of Canada	4.875%	1/19/27	200	204
	Royal Bank of Canada	2.050%	1/21/27	100	96
	Royal Bank of Canada	3.625%	5/4/27	200	198
	Royal Bank of Canada	5.069%	7/23/27	100	102
	Royal Bank of Canada	4.240%	8/3/27	200	201
	Royal Bank of Canada	6.000%	11/1/27	200	211
	Royal Bank of Canada	4.900%	1/12/28	200	205
	Royal Bank of Canada	4.950%	2/1/29	200	206
	Royal Bank of Canada	4.969%	8/2/30	100	103
	Royal Bank of Canada	2.300%	11/3/31	500	437
	Royal Bank of Canada	3.875%	5/4/32	200	193
	Royal Bank of Canada	5.000%	2/1/33	465	481
	Royal Bank of Canada	5.000%	5/2/33	200	207
	Royal Bank of Canada	5.150%	2/1/34	200	208
	S&P Global Inc.	2.450%	3/1/27	250	241
	S&P Global Inc.	4.750%	8/1/28	140	143
	S&P Global Inc.	2.700%	3/1/29	250	236
	S&P Global Inc.	4.250%	5/1/29	100	101
	S&P Global Inc.	2.500%	12/1/29	125	115
	S&P Global Inc.	1.250%	8/15/30	200	171
	S&P Global Inc.	2.900%	3/1/32	300	273
	S&P Global Inc.	3.250%	12/1/49	150	114
	S&P Global Inc.	3.700%	3/1/52	200	163
	S&P Global Inc.	2.300%	8/15/60	100	57
	S&P Global Inc.	3.900%	3/1/62	100	81
	Santander Holdings USA Inc.	3.244%	10/5/26	400	389
	Santander Holdings USA Inc.	4.400%	7/13/27	250	249
	Santander Holdings USA Inc.	2.490%	1/6/28	200	190
	Santander Holdings USA Inc.	6.499%	3/9/29	200	209
	Santander Holdings USA Inc.	6.174%	1/9/30	200	209
	Santander UK Group Holdings plc	1.673%	6/14/27	400	380
	Santander UK Group Holdings plc	3.823%	11/3/28	200	196
	Santander UK Group Holdings plc	6.534%	1/10/29	415	440
	Selective Insurance Group Inc.	5.375%	3/1/49	50	50
	SiriusPoint Ltd.	7.000%	4/5/29	75	79
[5]	Sixth Street Lending Partners	6.500%	3/11/29	200	205
[5]	Sixth Street Lending Partners	5.750%	1/15/30	100	100
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	150	154
	State Street Corp.	5.104%	5/18/26	500	501
	State Street Corp.	2.650%	5/19/26	125	122
	State Street Corp.	5.272%	8/3/26	215	220
	State Street Corp.	4.993%	3/18/27	200	205
	State Street Corp.	4.530%	2/20/29	100	101
	State Street Corp.	4.141%	12/3/29	200	199
	State Street Corp.	2.400%	1/24/30	150	138
	State Street Corp.	4.821%	1/26/34	130	132
	State Street Corp.	5.159%	5/18/34	500	520
	State Street Corp.	3.031%	11/1/34	125	116
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	192
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	149
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	200	205
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	122
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	171
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	197
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	685
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	293
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	99
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	456

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	447
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	142
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,870	1,718
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	169
Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	295	317
Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	200	215
Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	200	212
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	143
Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	200	229
Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	200	215
Synchrony Financial	3.700%	8/4/26	125	123
Synchrony Financial	3.950%	12/1/27	300	291
Toronto-Dominion Bank	0.750%	1/6/26	200	192
Toronto-Dominion Bank	5.103%	1/9/26	200	202
Toronto-Dominion Bank	5.532%	7/17/26	225	231
Toronto-Dominion Bank	1.250%	9/10/26	325	308
Toronto-Dominion Bank	1.950%	1/12/27	200	192
Toronto-Dominion Bank	2.800%	3/10/27	200	194
Toronto-Dominion Bank	4.980%	4/5/27	200	204
Toronto-Dominion Bank	4.108%	6/8/27	425	425
Toronto-Dominion Bank	5.156%	1/10/28	225	232
Toronto-Dominion Bank	5.523%	7/17/28	225	235
Toronto-Dominion Bank	2.000%	9/10/31	325	282
Toronto-Dominion Bank	2.450%	1/12/32	850	744
Toronto-Dominion Bank	4.456%	6/8/32	400	397
Toronto-Dominion Bank	5.146%	9/10/34	120	121
Travelers Cos. Inc.	6.250%	6/15/37	150	171
Travelers Cos. Inc.	4.300%	8/25/45	150	136
Travelers Cos. Inc.	4.000%	5/30/47	225	195
Travelers Cos. Inc.	4.100%	3/4/49	200	174
Travelers Cos. Inc.	2.550%	4/27/50	500	325
Travelers Cos. Inc.	5.450%	5/25/53	143	153
Travelers Property Casualty Corp.	6.375%	3/15/33	26	30
Trinity Acquisition plc	4.400%	3/15/26	100	100
Truist Bank	3.300%	5/15/26	200	196
Truist Financial Corp.	6.047%	6/8/27	265	272
Truist Financial Corp.	1.125%	8/3/27	500	459
Truist Financial Corp.	3.875%	3/19/29	200	195
Truist Financial Corp.	1.887%	6/7/29	500	457
Truist Financial Corp.	7.161%	10/30/29	200	219
Truist Financial Corp.	5.435%	1/24/30	275	285
Truist Financial Corp.	1.950%	6/5/30	100	88
Truist Financial Corp.	4.916%	7/28/33	200	196
Truist Financial Corp.	5.122%	1/26/34	810	819
Truist Financial Corp.	5.867%	6/8/34	200	213
Truist Financial Corp.	5.711%	1/24/35	275	290
UBS AG	1.250%	8/7/26	255	242
UBS AG	5.000%	7/9/27	250	255
UBS AG	7.500%	2/15/28	425	467
UBS AG	5.650%	9/11/28	225	236
UBS Group AG	4.550%	4/17/26	456	457
UBS Group AG	4.875%	5/15/45	375	366
Unum Group	4.000%	6/15/29	80	78
Unum Group	5.750%	8/15/42	75	77
Unum Group	4.500%	12/15/49	100	85
Unum Group	6.000%	6/15/54	100	104
US Bancorp	3.950%	11/17/25	25	25
US Bancorp	3.100%	4/27/26	300	295
US Bancorp	5.727%	10/21/26	525	532
US Bancorp	3.150%	4/27/27	275	270
US Bancorp	6.787%	10/26/27	200	210
US Bancorp	5.775%	6/12/29	275	288
US Bancorp	3.000%	7/30/29	240	225
US Bancorp	5.384%	1/23/30	275	285
US Bancorp	5.100%	7/23/30	650	669
US Bancorp	2.677%	1/27/33	90	79
US Bancorp	4.967%	7/22/33	235	235
US Bancorp	5.850%	10/21/33	525	560
US Bancorp	4.839%	2/1/34	360	360
US Bancorp	5.836%	6/12/34	275	293

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
US Bancorp	5.678%	1/23/35	275	291
US Bancorp	2.491%	11/3/36	700	591
Verisk Analytics Inc.	4.125%	3/15/29	400	398
Verisk Analytics Inc.	3.625%	5/15/50	150	114
Visa Inc.	3.150%	12/14/25	925	915
Visa Inc.	1.900%	4/15/27	200	191
Visa Inc.	0.750%	8/15/27	500	461
Visa Inc.	2.750%	9/15/27	150	146
Visa Inc.	1.100%	2/15/31	400	335
Visa Inc.	4.150%	12/14/35	325	320
Visa Inc.	2.700%	4/15/40	200	157
Visa Inc.	4.300%	12/14/45	625	582
Visa Inc.	3.650%	9/15/47	100	84
Visa Inc.	2.000%	8/15/50	300	182
Voya Financial Inc.	3.650%	6/15/26	250	247
Voya Financial Inc.	5.700%	7/15/43	75	76
Voya Financial Inc.	4.800%	6/15/46	40	36
Voya Financial Inc.	4.700%	1/23/48	100	91
Webster Financial Corp.	4.100%	3/25/29	55	53
Wells Fargo & Co.	3.000%	4/22/26	1,275	1,252
Wells Fargo & Co.	4.100%	6/3/26	725	722
Wells Fargo & Co.	3.000%	10/23/26	675	660
Wells Fargo & Co.	4.300%	7/22/27	475	476
Wells Fargo & Co.	5.707%	4/22/28	525	542
Wells Fargo & Co.	3.584%	5/22/28	500	490
Wells Fargo & Co.	4.808%	7/25/28	975	986
Wells Fargo & Co.	4.150%	1/24/29	200	199
Wells Fargo & Co.	5.574%	7/25/29	350	364
Wells Fargo & Co.	6.303%	10/23/29	990	1,059
Wells Fargo & Co.	2.879%	10/30/30	1,300	1,206
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,252
Wells Fargo & Co.	4.897%	7/25/33	975	986
Wells Fargo & Co.	5.389%	4/24/34	952	988
Wells Fargo & Co.	5.557%	7/25/34	350	367
Wells Fargo & Co.	5.499%	1/23/35	1,025	1,075
Wells Fargo & Co.	3.068%	4/30/41	600	473
Wells Fargo & Co.	5.375%	11/2/43	1,000	1,005
Wells Fargo & Co.	4.650%	11/4/44	325	297
Wells Fargo & Co.	4.900%	11/17/45	250	235
Wells Fargo & Co.	4.400%	6/14/46	300	262
Wells Fargo & Co.	4.750%	12/7/46	350	321
Wells Fargo & Co.	5.013%	4/4/51	1,750	1,717
Wells Fargo & Co.	4.611%	4/25/53	400	371
Wells Fargo Bank NA	4.811%	1/15/26	200	201
Wells Fargo Bank NA	5.450%	8/7/26	300	307
Wells Fargo Bank NA	5.254%	12/11/26	450	461
Wells Fargo Bank NA	5.950%	8/26/36	200	218
Wells Fargo Bank NA	5.850%	2/1/37	300	324
Wells Fargo Bank NA	6.600%	1/15/38	225	260
Western Union Co.	1.350%	3/15/26	200	191
Western Union Co.	6.200%	11/17/36	100	106
Western Union Co.	6.200%	6/21/40	17	18
Westpac Banking Corp.	5.512%	11/17/25	200	203
Westpac Banking Corp.	5.200%	4/16/26	200	204
Westpac Banking Corp.	2.850%	5/13/26	200	196
Westpac Banking Corp.	1.150%	6/3/26	218	208
Westpac Banking Corp.	2.700%	8/19/26	175	171
Westpac Banking Corp.	3.350%	3/8/27	250	247
Westpac Banking Corp.	1.953%	11/20/28	275	253
Westpac Banking Corp.	5.050%	4/16/29	200	208
Westpac Banking Corp.	2.650%	1/16/30	150	139
Westpac Banking Corp.	4.322%	11/23/31	500	496
Westpac Banking Corp.	5.405%	8/10/33	200	205
Westpac Banking Corp.	6.820%	11/17/33	200	226
Westpac Banking Corp.	4.110%	7/24/34	25	24
Westpac Banking Corp.	2.668%	11/15/35	315	275
Westpac Banking Corp.	3.020%	11/18/36	500	434
Westpac Banking Corp.	4.421%	7/24/39	200	189
Westpac Banking Corp.	2.963%	11/16/40	200	151
Willis North America Inc.	4.500%	9/15/28	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Willis North America Inc.	2.950%	9/15/29	440	409
	Willis North America Inc.	5.350%	5/15/33	100	103
	Willis North America Inc.	5.050%	9/15/48	50	47
	Willis North America Inc.	3.875%	9/15/49	90	71
	Willis North America Inc.	5.900%	3/5/54	125	131
	Zions Bancorp NA	3.250%	10/29/29	250	223
					360,144
Health Care (3.0%)
	Abbott Laboratories	3.750%	11/30/26	367	367
	Abbott Laboratories	1.150%	1/30/28	100	92
	Abbott Laboratories	1.400%	6/30/30	150	131
	Abbott Laboratories	4.750%	11/30/36	200	205
	Abbott Laboratories	5.300%	5/27/40	250	269
	Abbott Laboratories	4.900%	11/30/46	700	713
	AbbVie Inc.	3.200%	5/14/26	350	346
	AbbVie Inc.	2.950%	11/21/26	740	724
	AbbVie Inc.	4.800%	3/15/27	500	510
	AbbVie Inc.	4.250%	11/14/28	300	303
	AbbVie Inc.	4.800%	3/15/29	525	540
	AbbVie Inc.	3.200%	11/21/29	1,130	1,080
	AbbVie Inc.	4.950%	3/15/31	500	520
	AbbVie Inc.	5.050%	3/15/34	550	574
	AbbVie Inc.	4.550%	3/15/35	350	350
	AbbVie Inc.	4.500%	5/14/35	450	448
	AbbVie Inc.	4.300%	5/14/36	200	195
	AbbVie Inc.	4.050%	11/21/39	768	709
	AbbVie Inc.	4.625%	10/1/42	50	48
	AbbVie Inc.	4.400%	11/6/42	501	472
	AbbVie Inc.	4.850%	6/15/44	230	227
	AbbVie Inc.	4.750%	3/15/45	200	195
	AbbVie Inc.	4.700%	5/14/45	402	389
	AbbVie Inc.	4.450%	5/14/46	455	425
	AbbVie Inc.	4.875%	11/14/48	350	344
	AbbVie Inc.	4.250%	11/21/49	1,025	917
	AbbVie Inc.	5.400%	3/15/54	550	583
	AbbVie Inc.	5.500%	3/15/64	275	294
	Adventist Health System	2.952%	3/1/29	100	93
	Adventist Health System	5.430%	3/1/32	100	103
	Adventist Health System	5.757%	12/1/34	75	78
	Adventist Health System	3.630%	3/1/49	50	37
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	49
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	22
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	91
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	60
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	55
	Aetna Inc.	6.625%	6/15/36	130	147
	Aetna Inc.	6.750%	12/15/37	100	113
	Aetna Inc.	4.500%	5/15/42	75	67
	Aetna Inc.	4.125%	11/15/42	75	62
	Aetna Inc.	3.875%	8/15/47	300	234
	Agilent Technologies Inc.	3.050%	9/22/26	75	73
	Agilent Technologies Inc.	2.750%	9/15/29	100	93
	Agilent Technologies Inc.	2.100%	6/4/30	100	89
	Agilent Technologies Inc.	4.750%	9/9/34	150	150
	AHS Hospital Corp.	5.024%	7/1/45	75	76
	AHS Hospital Corp.	2.780%	7/1/51	150	103
[2]	Allina Health System	3.887%	4/15/49	75	62
	Amgen Inc.	5.507%	3/2/26	350	350
	Amgen Inc.	2.600%	8/19/26	225	219
	Amgen Inc.	2.200%	2/21/27	150	144
	Amgen Inc.	3.200%	11/2/27	600	584
	Amgen Inc.	5.150%	3/2/28	500	515
	Amgen Inc.	1.650%	8/15/28	400	364
	Amgen Inc.	4.050%	8/18/29	325	322
	Amgen Inc.	5.250%	3/2/30	250	261
	Amgen Inc.	2.000%	1/15/32	450	382
	Amgen Inc.	3.350%	2/22/32	500	465
	Amgen Inc.	4.200%	3/1/33	200	194
	Amgen Inc.	5.250%	3/2/33	925	963

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	3.150%	2/21/40	575	459
	Amgen Inc.	2.800%	8/15/41	450	341
	Amgen Inc.	4.950%	10/1/41	240	234
	Amgen Inc.	5.150%	11/15/41	126	126
	Amgen Inc.	5.600%	3/2/43	300	314
	Amgen Inc.	4.400%	5/1/45	450	404
	Amgen Inc.	4.563%	6/15/48	75	68
	Amgen Inc.	3.375%	2/21/50	575	438
	Amgen Inc.	4.663%	6/15/51	500	457
	Amgen Inc.	3.000%	1/15/52	206	145
	Amgen Inc.	4.200%	2/22/52	475	404
	Amgen Inc.	5.650%	3/2/53	500	526
	Amgen Inc.	2.770%	9/1/53	422	274
	Amgen Inc.	5.750%	3/2/63	550	580
	Ascension Health	2.532%	11/15/29	350	325
	Ascension Health	3.106%	11/15/39	100	83
	Ascension Health	3.945%	11/15/46	200	175
[2]	Ascension Health	4.847%	11/15/53	75	75
	Astrazeneca Finance LLC	1.200%	5/28/26	200	191
	Astrazeneca Finance LLC	4.800%	2/26/27	275	280
	Astrazeneca Finance LLC	4.875%	3/3/28	200	205
	Astrazeneca Finance LLC	1.750%	5/28/28	200	185
	Astrazeneca Finance LLC	4.850%	2/26/29	225	232
	Astrazeneca Finance LLC	4.900%	3/3/30	200	208
	Astrazeneca Finance LLC	4.900%	2/26/31	200	208
	Astrazeneca Finance LLC	2.250%	5/28/31	200	177
	Astrazeneca Finance LLC	4.875%	3/3/33	75	78
	Astrazeneca Finance LLC	5.000%	2/26/34	270	282
	AstraZeneca plc	3.375%	11/16/25	400	397
	AstraZeneca plc	0.700%	4/8/26	500	476
	AstraZeneca plc	4.000%	1/17/29	200	200
	AstraZeneca plc	1.375%	8/6/30	300	258
	AstraZeneca plc	6.450%	9/15/37	450	526
	AstraZeneca plc	4.000%	9/18/42	290	261
	AstraZeneca plc	4.375%	11/16/45	200	187
	AstraZeneca plc	3.000%	5/28/51	135	98
	Banner Health	2.338%	1/1/30	125	114
	Banner Health	3.181%	1/1/50	75	56
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	194
	Baxalta Inc.	4.000%	6/23/25	97	97
	Baxalta Inc.	5.250%	6/23/45	73	73
	Baxter International Inc.	1.915%	2/1/27	750	710
	Baxter International Inc.	2.272%	12/1/28	250	230
	Baxter International Inc.	2.539%	2/1/32	500	433
	Baxter International Inc.	3.500%	8/15/46	100	75
	Baxter International Inc.	3.132%	12/1/51	200	136
	Baylor Scott & White Holdings	1.777%	11/15/30	100	87
	Baylor Scott & White Holdings	4.185%	11/15/45	100	90
	Baylor Scott & White Holdings	2.839%	11/15/50	350	246
	Becton Dickinson & Co.	3.700%	6/6/27	375	370
	Becton Dickinson & Co.	4.693%	2/13/28	250	253
	Becton Dickinson & Co.	4.874%	2/8/29	35	36
	Becton Dickinson & Co.	5.081%	6/7/29	200	207
	Becton Dickinson & Co.	2.823%	5/20/30	125	115
	Becton Dickinson & Co.	1.957%	2/11/31	375	324
	Becton Dickinson & Co.	5.110%	2/8/34	100	103
	Becton Dickinson & Co.	4.685%	12/15/44	172	161
	Becton Dickinson & Co.	4.669%	6/6/47	300	279
	Biogen Inc.	2.250%	5/1/30	400	357
	Biogen Inc.	3.150%	5/1/50	300	207
	Biogen Inc.	3.250%	2/15/51	150	105
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	232
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	25	25
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	96
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	183
	Boston Scientific Corp.	2.650%	6/1/30	150	138
	Boston Scientific Corp.	4.550%	3/1/39	131	128
	Boston Scientific Corp.	7.375%	1/15/40	50	62
	Boston Scientific Corp.	4.700%	3/1/49	133	127
	Bristol-Myers Squibb Co.	4.950%	2/20/26	200	203

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	3.200%	6/15/26	302	298
	Bristol-Myers Squibb Co.	4.900%	2/22/27	200	204
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	459
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	207
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	274
	Bristol-Myers Squibb Co.	4.900%	2/22/29	325	336
	Bristol-Myers Squibb Co.	3.400%	7/26/29	605	588
	Bristol-Myers Squibb Co.	1.450%	11/13/30	200	171
	Bristol-Myers Squibb Co.	5.100%	2/22/31	225	236
	Bristol-Myers Squibb Co.	2.950%	3/15/32	300	273
	Bristol-Myers Squibb Co.	5.900%	11/15/33	175	193
	Bristol-Myers Squibb Co.	5.200%	2/22/34	450	474
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	79
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	167
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	224
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	215
	Bristol-Myers Squibb Co.	4.250%	10/26/49	700	615
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	318
	Bristol-Myers Squibb Co.	3.700%	3/15/52	720	571
	Bristol-Myers Squibb Co.	5.550%	2/22/54	475	504
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	159
	Bristol-Myers Squibb Co.	6.400%	11/15/63	350	412
	Bristol-Myers Squibb Co.	5.650%	2/22/64	300	318
	Cardinal Health Inc.	5.125%	2/15/29	125	129
	Cardinal Health Inc.	5.450%	2/15/34	100	105
	Cardinal Health Inc.	4.600%	3/15/43	75	68
	Cardinal Health Inc.	4.500%	11/15/44	50	45
	Cardinal Health Inc.	4.368%	6/15/47	125	108
	Cencora Inc.	3.450%	12/15/27	275	269
	Cencora Inc.	2.700%	3/15/31	250	225
	Cencora Inc.	5.125%	2/15/34	100	103
	Cencora Inc.	4.300%	12/15/47	175	155
	Centene Corp.	4.250%	12/15/27	474	466
	Centene Corp.	2.450%	7/15/28	467	430
	Centene Corp.	4.625%	12/15/29	736	721
	Centene Corp.	3.375%	2/15/30	110	101
	Centene Corp.	3.000%	10/15/30	407	364
	Centene Corp.	2.500%	3/1/31	395	340
	Centene Corp.	2.625%	8/1/31	254	218
	Children's Health System of Texas	2.511%	8/15/50	300	197
	Children's Hospital Corp.	4.115%	1/1/47	75	67
	Children's Hospital Corp.	2.585%	2/1/50	50	34
	Children's Hospital Medical Center	4.268%	5/15/44	50	46
	CHRISTUS Health	4.341%	7/1/28	200	200
	Cigna Group	4.500%	2/25/26	255	256
	Cigna Group	5.685%	3/15/26	150	150
	Cigna Group	3.400%	3/1/27	275	270
	Cigna Group	7.875%	5/15/27	41	45
	Cigna Group	4.375%	10/15/28	610	612
	Cigna Group	5.000%	5/15/29	200	206
	Cigna Group	2.400%	3/15/30	231	209
	Cigna Group	2.375%	3/15/31	250	220
	Cigna Group	5.125%	5/15/31	150	156
	Cigna Group	5.250%	2/15/34	200	207
	Cigna Group	4.800%	8/15/38	415	404
	Cigna Group	3.200%	3/15/40	150	118
	Cigna Group	6.125%	11/15/41	92	101
	Cigna Group	4.800%	7/15/46	400	374
	Cigna Group	3.875%	10/15/47	170	137
	Cigna Group	4.900%	12/15/48	545	513
	Cigna Group	3.400%	3/15/50	375	275
	Cigna Group	5.600%	2/15/54	250	258
	City of Hope	5.623%	11/15/43	75	77
	City of Hope	4.378%	8/15/48	100	86
	Cleveland Clinic Foundation	4.858%	1/1/14	100	96
	CommonSpirit Health	2.782%	10/1/30	500	454
	CommonSpirit Health	5.205%	12/1/31	150	155
	CommonSpirit Health	5.318%	12/1/34	125	129
[2]	CommonSpirit Health	4.350%	11/1/42	225	202
	CommonSpirit Health	3.817%	10/1/49	50	41

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CommonSpirit Health	4.187%	10/1/49	150	128
CommonSpirit Health	5.548%	12/1/54	100	104
Community Health Network Inc.	3.099%	5/1/50	140	99
Cottage Health Obligated Group	3.304%	11/1/49	100	77
CVS Health Corp.	2.875%	6/1/26	416	406
CVS Health Corp.	3.000%	8/15/26	450	440
CVS Health Corp.	1.300%	8/21/27	600	551
CVS Health Corp.	4.300%	3/25/28	677	675
CVS Health Corp.	5.000%	1/30/29	470	480
CVS Health Corp.	5.400%	6/1/29	350	363
CVS Health Corp.	3.250%	8/15/29	360	340
CVS Health Corp.	5.125%	2/21/30	375	384
CVS Health Corp.	1.750%	8/21/30	225	192
CVS Health Corp.	5.250%	1/30/31	100	103
CVS Health Corp.	1.875%	2/28/31	350	295
CVS Health Corp.	5.550%	6/1/31	175	183
CVS Health Corp.	5.250%	2/21/33	250	255
CVS Health Corp.	5.300%	6/1/33	225	230
CVS Health Corp.	5.700%	6/1/34	225	235
CVS Health Corp.	4.875%	7/20/35	125	122
CVS Health Corp.	4.780%	3/25/38	1,175	1,109
CVS Health Corp.	6.125%	9/15/39	75	79
CVS Health Corp.	4.125%	4/1/40	200	171
CVS Health Corp.	5.300%	12/5/43	150	145
CVS Health Corp.	6.000%	6/1/44	125	129
CVS Health Corp.	5.125%	7/20/45	700	652
CVS Health Corp.	5.050%	3/25/48	1,535	1,401
CVS Health Corp.	4.250%	4/1/50	300	243
CVS Health Corp.	5.625%	2/21/53	220	217
CVS Health Corp.	5.875%	6/1/53	118	120
CVS Health Corp.	6.050%	6/1/54	175	182
CVS Health Corp.	6.000%	6/1/63	135	138
Danaher Corp.	4.375%	9/15/45	75	70
Danaher Corp.	2.600%	10/1/50	500	332
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	82
DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	138
DH Europe Finance II Sarl	2.600%	11/15/29	150	140
DH Europe Finance II Sarl	3.250%	11/15/39	175	148
Dignity Health	4.500%	11/1/42	100	91
Dignity Health	5.267%	11/1/64	50	49
Duke University Health System Inc.	3.920%	6/1/47	100	86
Edwards Lifesciences Corp.	4.300%	6/15/28	100	100
Elevance Health Inc.	5.150%	6/15/29	115	119
Elevance Health Inc.	2.250%	5/15/30	530	474
Elevance Health Inc.	2.550%	3/15/31	650	582
Elevance Health Inc.	5.500%	10/15/32	250	266
Elevance Health Inc.	4.750%	2/15/33	200	202
Elevance Health Inc.	5.375%	6/15/34	175	184
Elevance Health Inc.	5.950%	12/15/34	1	1
Elevance Health Inc.	5.850%	1/15/36	75	81
Elevance Health Inc.	6.375%	6/15/37	50	57
Elevance Health Inc.	4.625%	5/15/42	175	164
Elevance Health Inc.	4.650%	1/15/43	775	729
Elevance Health Inc.	4.375%	12/1/47	261	231
Elevance Health Inc.	4.550%	3/1/48	155	140
Elevance Health Inc.	4.550%	5/15/52	200	178
Elevance Health Inc.	5.125%	2/15/53	200	196
Elevance Health Inc.	5.650%	6/15/54	175	185
Elevance Health Inc.	4.850%	8/15/54	30	27
Eli Lilly & Co.	4.500%	2/9/27	500	507
Eli Lilly & Co.	4.150%	8/14/27	75	76
Eli Lilly & Co.	4.500%	2/9/29	200	205
Eli Lilly & Co.	3.375%	3/15/29	92	90
Eli Lilly & Co.	4.200%	8/14/29	177	179
Eli Lilly & Co.	4.700%	2/27/33	175	180
Eli Lilly & Co.	4.700%	2/9/34	275	281
Eli Lilly & Co.	4.600%	8/14/34	225	228
Eli Lilly & Co.	4.875%	2/27/53	50	50
Eli Lilly & Co.	5.000%	2/9/54	400	407
Eli Lilly & Co.	5.050%	8/14/54	75	77

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	2.500%	9/15/60	500	303
	Eli Lilly & Co.	4.950%	2/27/63	250	249
	Eli Lilly & Co.	5.100%	2/9/64	325	332
	Eli Lilly & Co.	5.200%	8/14/64	75	77
	GE HealthCare Technologies Inc.	5.600%	11/15/25	250	253
	GE HealthCare Technologies Inc.	5.650%	11/15/27	200	208
	GE HealthCare Technologies Inc.	4.800%	8/14/29	300	306
	GE HealthCare Technologies Inc.	5.905%	11/22/32	250	271
	GE HealthCare Technologies Inc.	6.377%	11/22/52	150	175
	Gilead Sciences Inc.	3.650%	3/1/26	575	570
	Gilead Sciences Inc.	2.950%	3/1/27	525	512
	Gilead Sciences Inc.	5.250%	10/15/33	100	105
	Gilead Sciences Inc.	4.600%	9/1/35	575	576
	Gilead Sciences Inc.	4.000%	9/1/36	350	329
	Gilead Sciences Inc.	5.650%	12/1/41	175	188
	Gilead Sciences Inc.	4.800%	4/1/44	400	387
	Gilead Sciences Inc.	4.750%	3/1/46	455	435
	Gilead Sciences Inc.	2.800%	10/1/50	525	357
	Gilead Sciences Inc.	5.550%	10/15/53	100	107
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	373
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	92
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	639
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	91
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	24
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	185
	Hackensack Meridian Health Inc.	4.211%	7/1/48	75	67
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	46
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	75	57
	HCA Inc.	5.875%	2/15/26	300	303
	HCA Inc.	5.250%	6/15/26	325	327
	HCA Inc.	4.500%	2/15/27	125	125
	HCA Inc.	5.200%	6/1/28	177	182
	HCA Inc.	5.625%	9/1/28	275	286
	HCA Inc.	4.125%	6/15/29	330	325
	HCA Inc.	3.500%	9/1/30	500	471
	HCA Inc.	5.450%	4/1/31	325	339
	HCA Inc.	2.375%	7/15/31	150	130
	HCA Inc.	3.625%	3/15/32	250	231
	HCA Inc.	5.500%	6/1/33	221	229
	HCA Inc.	5.600%	4/1/34	225	234
	HCA Inc.	5.450%	9/15/34	225	232
	HCA Inc.	5.125%	6/15/39	200	197
	HCA Inc.	4.375%	3/15/42	250	219
	HCA Inc.	5.500%	6/15/47	325	323
	HCA Inc.	5.250%	6/15/49	350	333
	HCA Inc.	3.500%	7/15/51	200	144
	HCA Inc.	4.625%	3/15/52	300	260
	HCA Inc.	5.900%	6/1/53	177	185
	HCA Inc.	6.000%	4/1/54	288	304
	HCA Inc.	5.950%	9/15/54	312	328
	HCA Inc.	6.100%	4/1/64	150	158
	Humana Inc.	1.350%	2/3/27	200	187
	Humana Inc.	3.950%	3/15/27	150	149
	Humana Inc.	5.750%	12/1/28	100	105
	Humana Inc.	3.700%	3/23/29	100	97
	Humana Inc.	4.875%	4/1/30	135	137
	Humana Inc.	5.375%	4/15/31	200	207
	Humana Inc.	2.150%	2/3/32	200	168
	Humana Inc.	5.950%	3/15/34	200	214
	Humana Inc.	4.625%	12/1/42	110	99
	Humana Inc.	4.950%	10/1/44	270	251
	Humana Inc.	3.950%	8/15/49	40	32
	Humana Inc.	5.500%	3/15/53	200	197
	Humana Inc.	5.750%	4/15/54	125	128
	Illumina Inc.	4.650%	9/9/26	50	50
	Illumina Inc.	2.550%	3/23/31	150	130
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	75	65
	Iowa Health System	3.665%	2/15/50	125	100
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	107
	Johnson & Johnson	2.450%	3/1/26	950	932

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	2.950%	3/3/27	200	197
	Johnson & Johnson	0.950%	9/1/27	300	278
	Johnson & Johnson	2.900%	1/15/28	100	98
	Johnson & Johnson	1.300%	9/1/30	375	326
	Johnson & Johnson	4.950%	5/15/33	150	161
	Johnson & Johnson	4.375%	12/5/33	175	181
	Johnson & Johnson	4.950%	6/1/34	50	53
	Johnson & Johnson	3.550%	3/1/36	175	164
	Johnson & Johnson	3.625%	3/3/37	300	279
	Johnson & Johnson	5.950%	8/15/37	200	231
	Johnson & Johnson	3.400%	1/15/38	150	135
	Johnson & Johnson	2.100%	9/1/40	250	181
	Johnson & Johnson	4.500%	9/1/40	150	151
	Johnson & Johnson	4.850%	5/15/41	75	78
	Johnson & Johnson	4.500%	12/5/43	200	201
	Johnson & Johnson	3.700%	3/1/46	400	349
	Johnson & Johnson	3.750%	3/3/47	250	217
	Johnson & Johnson	2.250%	9/1/50	400	259
	Johnson & Johnson	5.250%	6/1/54	150	162
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	98
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	193
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	235
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	135
	Kaiser Foundation Hospitals	3.266%	11/1/49	175	133
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	179
	Koninklijke Philips NV	6.875%	3/11/38	100	115
	Koninklijke Philips NV	5.000%	3/15/42	150	146
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	191
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	98
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	116
	Laboratory Corp. of America Holdings	4.350%	4/1/30	100	99
	Laboratory Corp. of America Holdings	2.700%	6/1/31	50	45
	Laboratory Corp. of America Holdings	4.550%	4/1/32	150	148
	Laboratory Corp. of America Holdings	4.800%	10/1/34	150	148
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	179
	Mass General Brigham Inc.	3.342%	7/1/60	250	182
	Mayo Clinic	3.774%	11/15/43	75	65
	Mayo Clinic	4.128%	11/15/52	50	44
	Mayo Clinic	3.196%	11/15/61	250	181
	McKesson Corp.	0.900%	12/3/25	500	481
	McKesson Corp.	4.900%	7/15/28	24	25
	McKesson Corp.	4.250%	9/15/29	100	100
	McKesson Corp.	5.100%	7/15/33	100	104
	McLaren Health Care Corp.	4.386%	5/15/48	50	46
[2]	MedStar Health Inc.	3.626%	8/15/49	75	58
	Medtronic Inc.	4.375%	3/15/35	511	508
	Medtronic Inc.	4.625%	3/15/45	244	234
	Memorial Health Services	3.447%	11/1/49	100	79
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	72
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	133
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	100	89
	Merck & Co. Inc.	1.700%	6/10/27	400	379
	Merck & Co. Inc.	4.050%	5/17/28	100	101
	Merck & Co. Inc.	1.900%	12/10/28	400	369
	Merck & Co. Inc.	3.400%	3/7/29	375	366
	Merck & Co. Inc.	4.300%	5/17/30	133	135
	Merck & Co. Inc.	1.450%	6/24/30	210	182
	Merck & Co. Inc.	2.150%	12/10/31	450	394
	Merck & Co. Inc.	4.500%	5/17/33	265	269
	Merck & Co. Inc.	6.500%	12/1/33	125	144
	Merck & Co. Inc.	3.900%	3/7/39	200	183
	Merck & Co. Inc.	3.600%	9/15/42	100	84
	Merck & Co. Inc.	4.150%	5/18/43	200	183
	Merck & Co. Inc.	4.900%	5/17/44	133	134
	Merck & Co. Inc.	3.700%	2/10/45	525	442
	Merck & Co. Inc.	4.000%	3/7/49	300	260
	Merck & Co. Inc.	2.750%	12/10/51	300	203
	Merck & Co. Inc.	5.000%	5/17/53	265	267
	Merck & Co. Inc.	2.900%	12/10/61	375	241
	Merck & Co. Inc.	5.150%	5/17/63	177	181

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Methodist Hospital	2.705%	12/1/50	300	205
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	126
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	75	61
	Mount Sinai Hospital	3.391%	7/1/50	300	188
	MultiCare Health System	2.803%	8/15/50	250	159
	Mylan Inc.	5.400%	11/29/43	100	92
	Mylan Inc.	5.200%	4/15/48	175	151
	New York and Presbyterian Hospital	4.024%	8/1/45	130	116
	New York and Presbyterian Hospital	4.063%	8/1/56	75	65
	New York and Presbyterian Hospital	2.606%	8/1/60	100	62
	New York and Presbyterian Hospital	3.954%	8/1/19	125	98
	Northwell Healthcare Inc.	3.979%	11/1/46	100	83
	Northwell Healthcare Inc.	4.260%	11/1/47	200	173
	Northwell Healthcare Inc.	3.809%	11/1/49	100	80
	Novant Health Inc.	2.637%	11/1/36	250	202
	Novartis Capital Corp.	2.000%	2/14/27	525	504
	Novartis Capital Corp.	3.100%	5/17/27	175	172
	Novartis Capital Corp.	3.800%	9/18/29	150	149
	Novartis Capital Corp.	2.200%	8/14/30	410	372
	Novartis Capital Corp.	4.000%	9/18/31	100	99
	Novartis Capital Corp.	4.200%	9/18/34	150	148
	Novartis Capital Corp.	3.700%	9/21/42	100	87
	Novartis Capital Corp.	4.400%	5/6/44	375	357
	Novartis Capital Corp.	4.000%	11/20/45	225	202
	Novartis Capital Corp.	2.750%	8/14/50	75	53
	Novartis Capital Corp.	4.700%	9/18/54	125	122
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	7
	NYU Langone Hospitals	4.784%	7/1/44	100	98
[2]	NYU Langone Hospitals	4.368%	7/1/47	110	102
	NYU Langone Hospitals	3.380%	7/1/55	200	149
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	50	39
[2]	OhioHealth Corp.	3.042%	11/15/50	100	74
	Orlando Health Obligated Group	4.089%	10/1/48	50	44
	PeaceHealth Obligated Group	4.787%	11/15/48	75	70
	PeaceHealth Obligated Group	3.218%	11/15/50	200	141
	Pfizer Inc.	2.750%	6/3/26	225	221
	Pfizer Inc.	3.600%	9/15/28	200	198
	Pfizer Inc.	3.450%	3/15/29	375	367
	Pfizer Inc.	2.625%	4/1/30	300	278
	Pfizer Inc.	1.700%	5/28/30	225	198
	Pfizer Inc.	1.750%	8/18/31	200	171
	Pfizer Inc.	4.100%	9/15/38	150	141
	Pfizer Inc.	3.900%	3/15/39	125	114
	Pfizer Inc.	7.200%	3/15/39	425	531
	Pfizer Inc.	2.550%	5/28/40	200	150
	Pfizer Inc.	4.300%	6/15/43	125	116
	Pfizer Inc.	4.400%	5/15/44	200	190
	Pfizer Inc.	4.125%	12/15/46	250	221
	Pfizer Inc.	4.200%	9/15/48	150	133
	Pfizer Inc.	4.000%	3/15/49	175	152
	Pfizer Inc.	2.700%	5/28/50	450	312
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	531	534
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	707	717
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	527	540
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	584	596
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	525	534
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,061	1,097
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	707	725
	Pharmacia LLC	6.600%	12/1/28	175	191
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	48
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	138
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	200	208
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	61
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	61
	Quest Diagnostics Inc.	3.450%	6/1/26	125	123
	Quest Diagnostics Inc.	4.600%	12/15/27	100	101
	Quest Diagnostics Inc.	4.200%	6/30/29	140	139
	Quest Diagnostics Inc.	4.625%	12/15/29	125	127
	Quest Diagnostics Inc.	2.950%	6/30/30	160	148
	Quest Diagnostics Inc.	2.800%	6/30/31	125	113

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quest Diagnostics Inc.	5.000%	12/15/34	150	152
	Quest Diagnostics Inc.	5.750%	1/30/40	13	13
	Quest Diagnostics Inc.	4.700%	3/30/45	25	23
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	432
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	50	33
	Revvity Inc.	1.900%	9/15/28	250	228
	Revvity Inc.	3.625%	3/15/51	150	112
	Royalty Pharma plc	2.200%	9/2/30	300	263
	Royalty Pharma plc	3.550%	9/2/50	350	254
	Royalty Pharma plc	3.350%	9/2/51	250	172
	Rush Obligated Group	3.922%	11/15/29	75	74
	Sanofi SA	3.625%	6/19/28	225	223
	Seattle Children's Hospital	2.719%	10/1/50	200	136
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	14	14
	Smith & Nephew plc	5.150%	3/20/27	100	102
	Smith & Nephew plc	2.032%	10/14/30	300	261
[5]	Solventum Corp.	5.450%	2/25/27	100	102
[5]	Solventum Corp.	5.400%	3/1/29	75	77
[5]	Solventum Corp.	5.450%	3/13/31	175	180
[5]	Solventum Corp.	5.600%	3/23/34	290	300
[5]	Solventum Corp.	6.000%	5/15/64	50	52
	SSM Health Care Corp.	3.823%	6/1/27	100	99
	SSM Health Care Corp.	4.894%	6/1/28	200	204
	Stanford Health Care	3.795%	11/15/48	75	63
	Stryker Corp.	3.375%	11/1/25	140	139
	Stryker Corp.	3.500%	3/15/26	183	181
	Stryker Corp.	3.650%	3/7/28	50	49
	Stryker Corp.	4.250%	9/11/29	150	150
	Stryker Corp.	4.625%	9/11/34	100	100
	Stryker Corp.	4.100%	4/1/43	75	66
	Stryker Corp.	4.375%	5/15/44	50	45
	Stryker Corp.	4.625%	3/15/46	200	189
	Sutter Health	3.695%	8/15/28	75	73
	Sutter Health	5.164%	8/15/33	75	78
	Sutter Health	4.091%	8/15/48	75	65
	Sutter Health	3.361%	8/15/50	125	96
	Sutter Health	5.547%	8/15/53	75	81
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	605	620
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	200	209
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	350	272
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	685	491
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/54	200	210
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	140
	Texas Health Resources	2.328%	11/15/50	300	187
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	100	102
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	200	204
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	200	207
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	150	156
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	866
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	200	209
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	191
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	191
	Trinity Health Corp.	4.125%	12/1/45	85	76
	UnitedHealth Group Inc.	5.150%	10/15/25	200	202
	UnitedHealth Group Inc.	3.100%	3/15/26	225	222
	UnitedHealth Group Inc.	4.750%	7/15/26	125	127
	UnitedHealth Group Inc.	3.375%	4/15/27	350	345
	UnitedHealth Group Inc.	3.700%	5/15/27	120	119
	UnitedHealth Group Inc.	2.950%	10/15/27	150	146
	UnitedHealth Group Inc.	5.250%	2/15/28	375	390
	UnitedHealth Group Inc.	3.875%	12/15/28	150	149
	UnitedHealth Group Inc.	4.250%	1/15/29	200	202
	UnitedHealth Group Inc.	2.875%	8/15/29	150	142
	UnitedHealth Group Inc.	4.800%	1/15/30	195	201
	UnitedHealth Group Inc.	2.000%	5/15/30	755	673
	UnitedHealth Group Inc.	4.900%	4/15/31	200	207
	UnitedHealth Group Inc.	2.300%	5/15/31	650	576
	UnitedHealth Group Inc.	4.950%	1/15/32	155	160
	UnitedHealth Group Inc.	4.200%	5/15/32	250	248
	UnitedHealth Group Inc.	5.350%	2/15/33	375	398

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.500%	4/15/33	200	201
	UnitedHealth Group Inc.	5.000%	4/15/34	450	464
	UnitedHealth Group Inc.	5.150%	7/15/34	395	412
	UnitedHealth Group Inc.	4.625%	7/15/35	175	177
	UnitedHealth Group Inc.	6.500%	6/15/37	50	58
	UnitedHealth Group Inc.	6.625%	11/15/37	125	147
	UnitedHealth Group Inc.	6.875%	2/15/38	245	297
	UnitedHealth Group Inc.	3.500%	8/15/39	240	207
	UnitedHealth Group Inc.	2.750%	5/15/40	200	153
	UnitedHealth Group Inc.	5.950%	2/15/41	60	66
	UnitedHealth Group Inc.	3.050%	5/15/41	300	237
	UnitedHealth Group Inc.	4.625%	11/15/41	110	106
	UnitedHealth Group Inc.	4.375%	3/15/42	50	47
	UnitedHealth Group Inc.	3.950%	10/15/42	175	154
	UnitedHealth Group Inc.	4.250%	3/15/43	125	116
	UnitedHealth Group Inc.	5.500%	7/15/44	195	206
	UnitedHealth Group Inc.	4.750%	7/15/45	305	296
	UnitedHealth Group Inc.	4.200%	1/15/47	210	186
	UnitedHealth Group Inc.	4.250%	4/15/47	290	256
	UnitedHealth Group Inc.	4.250%	6/15/48	300	265
	UnitedHealth Group Inc.	4.450%	12/15/48	150	136
	UnitedHealth Group Inc.	3.700%	8/15/49	310	249
	UnitedHealth Group Inc.	3.250%	5/15/51	750	555
	UnitedHealth Group Inc.	4.750%	5/15/52	200	191
	UnitedHealth Group Inc.	5.875%	2/15/53	200	221
	UnitedHealth Group Inc.	5.050%	4/15/53	269	267
	UnitedHealth Group Inc.	5.375%	4/15/54	325	337
	UnitedHealth Group Inc.	5.625%	7/15/54	475	509
	UnitedHealth Group Inc.	3.875%	8/15/59	420	334
	UnitedHealth Group Inc.	3.125%	5/15/60	250	171
	UnitedHealth Group Inc.	6.050%	2/15/63	200	226
	UnitedHealth Group Inc.	5.200%	4/15/63	300	300
	UnitedHealth Group Inc.	5.500%	4/15/64	200	209
	UnitedHealth Group Inc.	5.750%	7/15/64	320	345
	Universal Health Services Inc.	4.625%	10/15/29	100	99
	Universal Health Services Inc.	2.650%	10/15/30	300	268
	Universal Health Services Inc.	5.050%	10/15/34	75	74
	UPMC	5.035%	5/15/33	150	153
	Utah Acquisition Sub Inc.	3.950%	6/15/26	536	531
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	197
	Viatris Inc.	2.300%	6/22/27	175	165
	Viatris Inc.	4.000%	6/22/50	375	269
	WakeMed	3.286%	10/1/52	200	154
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	50	46
	Wyeth LLC	6.500%	2/1/34	150	173
	Wyeth LLC	6.000%	2/15/36	85	95
	Wyeth LLC	5.950%	4/1/37	385	426
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	250	246
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	350	307
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	22	22
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	53
	Zoetis Inc.	4.500%	11/13/25	100	100
	Zoetis Inc.	3.000%	9/12/27	150	145
	Zoetis Inc.	3.900%	8/20/28	100	99
	Zoetis Inc.	2.000%	5/15/30	150	133
	Zoetis Inc.	5.600%	11/16/32	250	268
	Zoetis Inc.	4.700%	2/1/43	175	167
	Zoetis Inc.	3.950%	9/12/47	150	126
	Zoetis Inc.	4.450%	8/20/48	75	68
					139,895
Industrials (1.9%)
	3M Co.	2.250%	9/19/26	150	145
	3M Co.	2.875%	10/15/27	125	121
	3M Co.	3.375%	3/1/29	150	145
	3M Co.	2.375%	8/26/29	360	331
	3M Co.	3.125%	9/19/46	75	56
	3M Co.	3.625%	10/15/47	100	80
	3M Co.	4.000%	9/14/48	150	133
	3M Co.	3.700%	4/15/50	125	102

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AGCO Corp.	5.450%	3/21/27	70	71
	AGCO Corp.	5.800%	3/21/34	125	131
	Allegion plc	3.500%	10/1/29	75	71
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	171
	Allegion US Holding Co. Inc.	5.600%	5/29/34	130	136
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	317	276
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	33	32
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	93	90
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	97	91
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	32	30
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	38	35
	Amphenol Corp.	4.350%	6/1/29	100	101
	Amphenol Corp.	2.800%	2/15/30	275	255
	Amphenol Corp.	2.200%	9/15/31	100	86
	Amphenol Corp.	5.250%	4/5/34	200	209
	Automatic Data Processing Inc.	1.700%	5/15/28	200	186
	Automatic Data Processing Inc.	1.250%	9/1/30	400	343
	Automatic Data Processing Inc.	4.450%	9/9/34	150	150
	Block Financial LLC	5.250%	10/1/25	100	100
	Block Financial LLC	3.875%	8/15/30	200	191
	BNSF Funding Trust I	6.613%	12/15/55	65	66
	Boeing Co.	2.196%	2/4/26	1,200	1,156
	Boeing Co.	3.100%	5/1/26	100	97
	Boeing Co.	2.250%	6/15/26	50	48
	Boeing Co.	2.700%	2/1/27	195	185
	Boeing Co.	2.800%	3/1/27	50	47
	Boeing Co.	5.040%	5/1/27	360	361
[5]	Boeing Co.	6.259%	5/1/27	200	207
	Boeing Co.	3.250%	3/1/28	100	94
	Boeing Co.	3.450%	11/1/28	250	235
	Boeing Co.	3.200%	3/1/29	200	185
[5]	Boeing Co.	6.298%	5/1/29	275	289
	Boeing Co.	2.950%	2/1/30	190	170
	Boeing Co.	5.150%	5/1/30	907	909
[5]	Boeing Co.	6.388%	5/1/31	200	213
	Boeing Co.	6.125%	2/15/33	75	79
	Boeing Co.	3.600%	5/1/34	150	128
[5]	Boeing Co.	6.528%	5/1/34	450	483
	Boeing Co.	3.250%	2/1/35	190	155
	Boeing Co.	6.625%	2/15/38	50	53
	Boeing Co.	3.550%	3/1/38	50	39
	Boeing Co.	3.500%	3/1/39	75	57
	Boeing Co.	6.875%	3/15/39	100	108
	Boeing Co.	5.875%	2/15/40	75	75
	Boeing Co.	5.705%	5/1/40	640	625
	Boeing Co.	3.375%	6/15/46	75	51
	Boeing Co.	3.650%	3/1/47	55	39
	Boeing Co.	3.625%	3/1/48	75	52
	Boeing Co.	3.850%	11/1/48	60	43
	Boeing Co.	3.900%	5/1/49	100	72
	Boeing Co.	3.750%	2/1/50	250	176
	Boeing Co.	5.805%	5/1/50	980	947
[5]	Boeing Co.	6.858%	5/1/54	450	494
	Boeing Co.	3.950%	8/1/59	75	51
	Boeing Co.	5.930%	5/1/60	550	528
[5]	Boeing Co.	7.008%	5/1/64	275	303
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	221
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	143
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	127
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	263
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	234
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	186
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	164
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	129
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	99
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	236
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	112
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	72
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	128
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	110

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	326
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	176
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	319
Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	144
Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	138
Burlington Northern Santa Fe LLC	4.450%	1/15/53	175	162
Burlington Northern Santa Fe LLC	5.200%	4/15/54	325	336
Burlington Northern Santa Fe LLC	5.500%	3/15/55	225	243
Canadian National Railway Co.	6.250%	8/1/34	75	86
Canadian National Railway Co.	6.200%	6/1/36	75	85
Canadian National Railway Co.	6.375%	11/15/37	100	116
Canadian National Railway Co.	3.200%	8/2/46	100	77
Canadian National Railway Co.	2.450%	5/1/50	105	68
Canadian Pacific Railway Co.	2.875%	11/15/29	100	94
Canadian Pacific Railway Co.	2.050%	3/5/30	200	179
Canadian Pacific Railway Co.	7.125%	10/15/31	100	116
Canadian Pacific Railway Co.	2.450%	12/2/31	350	308
Canadian Pacific Railway Co.	5.950%	5/15/37	80	87
Canadian Pacific Railway Co.	3.000%	12/2/41	178	138
Canadian Pacific Railway Co.	4.300%	5/15/43	75	68
Canadian Pacific Railway Co.	4.950%	8/15/45	125	121
Canadian Pacific Railway Co.	4.700%	5/1/48	175	164
Canadian Pacific Railway Co.	3.500%	5/1/50	100	78
Canadian Pacific Railway Co.	3.100%	12/2/51	500	357
Canadian Pacific Railway Co.	6.125%	9/15/15	120	132
Carrier Global Corp.	2.493%	2/15/27	250	242
Carrier Global Corp.	2.722%	2/15/30	355	328
Carrier Global Corp.	2.700%	2/15/31	85	77
Carrier Global Corp.	5.900%	3/15/34	145	158
Carrier Global Corp.	3.377%	4/5/40	300	248
Carrier Global Corp.	3.577%	4/5/50	126	99
Carrier Global Corp.	6.200%	3/15/54	99	114
Caterpillar Financial Services Corp.	0.800%	11/13/25	400	386
Caterpillar Financial Services Corp.	0.900%	3/2/26	300	288
Caterpillar Financial Services Corp.	4.350%	5/15/26	200	201
Caterpillar Financial Services Corp.	2.400%	8/9/26	100	97
Caterpillar Financial Services Corp.	1.150%	9/14/26	200	190
Caterpillar Financial Services Corp.	4.450%	10/16/26	200	202
Caterpillar Financial Services Corp.	1.700%	1/8/27	200	190
Caterpillar Financial Services Corp.	3.600%	8/12/27	300	298
Caterpillar Financial Services Corp.	4.400%	10/15/27	175	177
Caterpillar Inc.	2.600%	9/19/29	200	187
Caterpillar Inc.	2.600%	4/9/30	120	111
Caterpillar Inc.	6.050%	8/15/36	100	115
Caterpillar Inc.	3.803%	8/15/42	243	213
Caterpillar Inc.	3.250%	9/19/49	200	153
Caterpillar Inc.	3.250%	4/9/50	200	153
Caterpillar Inc.	4.750%	5/15/64	100	95
Cintas Corp. No. 2	3.700%	4/1/27	175	174
Cintas Corp. No. 2	4.000%	5/1/32	150	147
CNH Industrial Capital LLC	1.450%	7/15/26	200	190
CNH Industrial Capital LLC	5.100%	4/20/29	265	273
CNH Industrial NV	3.850%	11/15/27	100	99
CSX Corp.	3.350%	11/1/25	150	149
CSX Corp.	3.250%	6/1/27	150	147
CSX Corp.	3.800%	3/1/28	350	347
CSX Corp.	4.250%	3/15/29	200	202
CSX Corp.	2.400%	2/15/30	172	157
CSX Corp.	4.100%	11/15/32	187	184
CSX Corp.	5.200%	11/15/33	100	105
CSX Corp.	6.220%	4/30/40	152	173
CSX Corp.	5.500%	4/15/41	225	238
CSX Corp.	4.750%	5/30/42	210	204
CSX Corp.	4.100%	3/15/44	150	133
CSX Corp.	4.300%	3/1/48	250	224
CSX Corp.	4.750%	11/15/48	70	67
CSX Corp.	4.500%	3/15/49	125	116
CSX Corp.	3.350%	9/15/49	265	202
CSX Corp.	4.500%	11/15/52	162	150
CSX Corp.	4.500%	8/1/54	25	23

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.250%	11/1/66	150	127
	CSX Corp.	4.650%	3/1/68	75	69
	Cummins Inc.	4.900%	2/20/29	100	103
	Cummins Inc.	5.150%	2/20/34	200	210
	Cummins Inc.	2.600%	9/1/50	200	130
	Cummins Inc.	5.450%	2/20/54	200	211
	Deere & Co.	5.375%	10/16/29	125	133
	Deere & Co.	7.125%	3/3/31	100	117
	Deere & Co.	3.900%	6/9/42	250	224
	Deere & Co.	2.875%	9/7/49	200	145
	Deere & Co.	3.750%	4/15/50	175	149
[2]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/29	114	107
	Dover Corp.	3.150%	11/15/25	200	197
	Dover Corp.	2.950%	11/4/29	75	70
	Eaton Corp.	3.103%	9/15/27	128	125
	Eaton Corp.	4.150%	3/15/33	236	233
	Eaton Corp.	4.150%	11/2/42	150	137
	Eaton Corp.	4.700%	8/23/52	228	220
	Emerson Electric Co.	0.875%	10/15/26	475	447
	Emerson Electric Co.	2.000%	12/21/28	200	185
	Emerson Electric Co.	1.950%	10/15/30	100	89
	Emerson Electric Co.	2.200%	12/21/31	200	176
	Emerson Electric Co.	2.750%	10/15/50	150	103
	Emerson Electric Co.	2.800%	12/21/51	200	137
	FedEx Corp.	3.250%	4/1/26	100	99
	FedEx Corp.	3.100%	8/5/29	200	190
	FedEx Corp.	4.250%	5/15/30	100	100
	FedEx Corp.	3.900%	2/1/35	200	187
	FedEx Corp.	4.100%	4/15/43	75	64
	FedEx Corp.	4.100%	2/1/45	125	105
	FedEx Corp.	4.750%	11/15/45	250	230
	FedEx Corp.	4.550%	4/1/46	225	201
	FedEx Corp.	4.400%	1/15/47	125	109
	FedEx Corp.	4.050%	2/15/48	200	165
	FedEx Corp.	4.950%	10/17/48	250	235
	FedEx Corp.	5.250%	5/15/50	250	247
[2]	FedEx Corp. Pass Through Trust Class AA Series 2020-1	1.875%	8/20/35	393	342
	Fortive Corp.	3.150%	6/15/26	150	147
	Fortive Corp.	4.300%	6/15/46	100	88
	GE Capital Funding LLC	4.550%	5/15/32	200	200
	General Dynamics Corp.	3.500%	4/1/27	100	99
	General Dynamics Corp.	2.625%	11/15/27	200	193
	General Dynamics Corp.	3.750%	5/15/28	200	198
	General Dynamics Corp.	3.625%	4/1/30	200	195
	General Dynamics Corp.	4.250%	4/1/40	150	140
	General Dynamics Corp.	3.600%	11/15/42	100	84
	General Electric Co.	6.750%	3/15/32	240	275
	General Electric Co.	5.875%	1/14/38	560	614
	GXO Logistics Inc.	2.650%	7/15/31	250	213
	GXO Logistics Inc.	6.500%	5/6/34	90	96
	Hexcel Corp.	4.200%	2/15/27	72	71
	Honeywell International Inc.	2.500%	11/1/26	50	49
	Honeywell International Inc.	1.100%	3/1/27	250	234
	Honeywell International Inc.	4.650%	7/30/27	105	107
	Honeywell International Inc.	4.950%	2/15/28	90	93
	Honeywell International Inc.	4.250%	1/15/29	200	203
	Honeywell International Inc.	2.700%	8/15/29	100	94
	Honeywell International Inc.	4.700%	2/1/30	165	170
	Honeywell International Inc.	1.950%	6/1/30	1,000	894
	Honeywell International Inc.	1.750%	9/1/31	250	215
	Honeywell International Inc.	4.750%	2/1/32	200	206
	Honeywell International Inc.	5.000%	2/15/33	197	206
	Honeywell International Inc.	4.500%	1/15/34	200	202
	Honeywell International Inc.	5.000%	3/1/35	210	218
	Honeywell International Inc.	5.700%	3/15/37	200	220
	Honeywell International Inc.	5.375%	3/1/41	150	159
	Honeywell International Inc.	5.250%	3/1/54	315	328
	Honeywell International Inc.	5.350%	3/1/64	200	211
	Howmet Aerospace Inc.	3.000%	1/15/29	275	261
	Howmet Aerospace Inc.	4.850%	10/15/31	100	102

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Howmet Aerospace Inc.	5.950%	2/1/37	100	109
	Hubbell Inc.	3.350%	3/1/26	75	74
	Hubbell Inc.	3.150%	8/15/27	50	48
	Hubbell Inc.	3.500%	2/15/28	175	171
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	100	97
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	184
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	196
	IDEX Corp.	4.950%	9/1/29	85	87
	IDEX Corp.	3.000%	5/1/30	75	69
	Illinois Tool Works Inc.	2.650%	11/15/26	300	293
	Illinois Tool Works Inc.	4.875%	9/15/41	75	75
	Illinois Tool Works Inc.	3.900%	9/1/42	250	220
	Ingersoll Rand Inc.	5.197%	6/15/27	200	205
	Ingersoll Rand Inc.	5.400%	8/14/28	100	104
	Ingersoll Rand Inc.	5.176%	6/15/29	200	207
	Ingersoll Rand Inc.	5.700%	8/14/33	200	214
	Ingersoll Rand Inc.	5.450%	6/15/34	200	210
	Ingersoll Rand Inc.	5.700%	6/15/54	60	64
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	199
[2]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/34	115	111
[2]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/33	119	106
	John Deere Capital Corp.	4.800%	1/9/26	200	202
	John Deere Capital Corp.	0.700%	1/15/26	300	288
	John Deere Capital Corp.	4.950%	3/6/26	450	456
	John Deere Capital Corp.	2.650%	6/10/26	100	98
	John Deere Capital Corp.	1.050%	6/17/26	200	191
	John Deere Capital Corp.	5.150%	9/8/26	200	205
	John Deere Capital Corp.	2.250%	9/14/26	125	121
	John Deere Capital Corp.	4.850%	3/5/27	450	459
	John Deere Capital Corp.	2.350%	3/8/27	200	192
	John Deere Capital Corp.	4.900%	6/11/27	171	175
	John Deere Capital Corp.	2.800%	9/8/27	150	145
	John Deere Capital Corp.	4.150%	9/15/27	200	201
	John Deere Capital Corp.	3.050%	1/6/28	100	97
	John Deere Capital Corp.	4.750%	1/20/28	200	205
	John Deere Capital Corp.	4.950%	7/14/28	200	206
	John Deere Capital Corp.	3.450%	3/7/29	50	49
	John Deere Capital Corp.	4.850%	6/11/29	119	123
	John Deere Capital Corp.	2.800%	7/18/29	150	142
	John Deere Capital Corp.	2.450%	1/9/30	325	301
	John Deere Capital Corp.	4.900%	3/7/31	450	467
	John Deere Capital Corp.	5.150%	9/8/33	300	317
	John Deere Capital Corp.	5.100%	4/11/34	175	183
	John Deere Capital Corp.	5.050%	6/12/34	200	209
	Johnson Controls International plc	3.900%	2/14/26	37	37
	Johnson Controls International plc	6.000%	1/15/36	39	43
	Johnson Controls International plc	4.625%	7/2/44	175	160
	Johnson Controls International plc	4.500%	2/15/47	100	89
	Johnson Controls International plc	4.950%	7/2/64	72	67
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	5.500%	4/19/29	125	131
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	200	171
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/32	72	74
	Kennametal Inc.	4.625%	6/15/28	120	120
	Keysight Technologies Inc.	4.600%	4/6/27	125	126
	Keysight Technologies Inc.	3.000%	10/30/29	100	93
	Kirby Corp.	4.200%	3/1/28	300	297
	L3Harris Technologies Inc.	3.850%	12/15/26	50	50
	L3Harris Technologies Inc.	5.400%	1/15/27	200	205
	L3Harris Technologies Inc.	4.400%	6/15/28	175	176
	L3Harris Technologies Inc.	5.050%	6/1/29	130	134
	L3Harris Technologies Inc.	5.250%	6/1/31	130	135
	L3Harris Technologies Inc.	5.400%	7/31/33	260	271
	L3Harris Technologies Inc.	5.350%	6/1/34	130	135
	L3Harris Technologies Inc.	4.854%	4/27/35	100	100
	L3Harris Technologies Inc.	5.054%	4/27/45	100	98
	L3Harris Technologies Inc.	5.600%	7/31/53	175	184
	Lennox International Inc.	1.700%	8/1/27	50	47
	Lockheed Martin Corp.	3.550%	1/15/26	190	189
	Lockheed Martin Corp.	5.100%	11/15/27	250	259
	Lockheed Martin Corp.	4.450%	5/15/28	100	102

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lockheed Martin Corp.	3.900%	6/15/32	100	98
Lockheed Martin Corp.	5.250%	1/15/33	250	266
Lockheed Martin Corp.	3.600%	3/1/35	150	140
Lockheed Martin Corp.	4.500%	5/15/36	100	100
Lockheed Martin Corp.	6.150%	9/1/36	300	344
Lockheed Martin Corp.	4.070%	12/15/42	270	245
Lockheed Martin Corp.	3.800%	3/1/45	150	129
Lockheed Martin Corp.	4.700%	5/15/46	275	269
Lockheed Martin Corp.	4.090%	9/15/52	331	289
Lockheed Martin Corp.	4.150%	6/15/53	250	220
Lockheed Martin Corp.	5.700%	11/15/54	250	279
Lockheed Martin Corp.	5.200%	2/15/55	115	119
Lockheed Martin Corp.	4.300%	6/15/62	125	111
Lockheed Martin Corp.	5.900%	11/15/63	134	155
MasTec Inc.	5.900%	6/15/29	100	104
Nordson Corp.	5.600%	9/15/28	60	63
Nordson Corp.	4.500%	12/15/29	200	201
Nordson Corp.	5.800%	9/15/33	79	85
Norfolk Southern Corp.	2.900%	6/15/26	310	304
Norfolk Southern Corp.	7.800%	5/15/27	60	65
Norfolk Southern Corp.	3.150%	6/1/27	125	122
Norfolk Southern Corp.	3.800%	8/1/28	113	112
Norfolk Southern Corp.	2.550%	11/1/29	200	185
Norfolk Southern Corp.	5.050%	8/1/30	100	104
Norfolk Southern Corp.	3.000%	3/15/32	200	182
Norfolk Southern Corp.	4.837%	10/1/41	113	111
Norfolk Southern Corp.	3.950%	10/1/42	100	87
Norfolk Southern Corp.	4.450%	6/15/45	75	69
Norfolk Southern Corp.	4.650%	1/15/46	75	70
Norfolk Southern Corp.	3.942%	11/1/47	135	112
Norfolk Southern Corp.	4.150%	2/28/48	125	108
Norfolk Southern Corp.	4.100%	5/15/49	73	62
Norfolk Southern Corp.	3.400%	11/1/49	75	56
Norfolk Southern Corp.	3.050%	5/15/50	350	246
Norfolk Southern Corp.	2.900%	8/25/51	105	71
Norfolk Southern Corp.	4.050%	8/15/52	239	199
Norfolk Southern Corp.	4.550%	6/1/53	135	122
Norfolk Southern Corp.	5.350%	8/1/54	200	206
Norfolk Southern Corp.	3.155%	5/15/55	438	305
Norfolk Southern Corp.	5.950%	3/15/64	110	122
Norfolk Southern Corp.	5.100%	8/1/18	60	56
Norfolk Southern Corp.	4.100%	5/15/21	100	76
Northrop Grumman Corp.	3.200%	2/1/27	150	147
Northrop Grumman Corp.	3.250%	1/15/28	100	97
Northrop Grumman Corp.	4.600%	2/1/29	100	101
Northrop Grumman Corp.	4.400%	5/1/30	290	292
Northrop Grumman Corp.	4.700%	3/15/33	100	101
Northrop Grumman Corp.	4.900%	6/1/34	150	153
Northrop Grumman Corp.	5.150%	5/1/40	90	91
Northrop Grumman Corp.	5.050%	11/15/40	150	150
Northrop Grumman Corp.	4.750%	6/1/43	275	265
Northrop Grumman Corp.	4.030%	10/15/47	380	327
Northrop Grumman Corp.	5.250%	5/1/50	135	138
Northrop Grumman Corp.	4.950%	3/15/53	100	98
Northrop Grumman Corp.	5.200%	6/1/54	200	204
Nvent Finance Sarl	4.550%	4/15/28	100	100
Oshkosh Corp.	4.600%	5/15/28	185	186
Oshkosh Corp.	3.100%	3/1/30	60	56
Otis Worldwide Corp.	2.293%	4/5/27	200	191
Otis Worldwide Corp.	5.250%	8/16/28	150	155
Otis Worldwide Corp.	2.565%	2/15/30	300	275
Otis Worldwide Corp.	3.112%	2/15/40	125	100
Otis Worldwide Corp.	3.362%	2/15/50	150	113
PACCAR Financial Corp.	5.000%	5/13/27	400	411
PACCAR Financial Corp.	4.450%	8/6/27	300	305
PACCAR Financial Corp.	4.000%	9/26/29	250	249
Parker-Hannifin Corp.	3.250%	3/1/27	125	122
Parker-Hannifin Corp.	4.250%	9/15/27	215	216
Parker-Hannifin Corp.	3.250%	6/14/29	75	72
Parker-Hannifin Corp.	6.250%	5/15/38	150	170

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Parker-Hannifin Corp.	4.450%	11/21/44	200	183
Parker-Hannifin Corp.	4.000%	6/14/49	215	183
Precision Castparts Corp.	4.375%	6/15/45	200	184
Quanta Services Inc.	4.750%	8/9/27	400	404
Quanta Services Inc.	2.900%	10/1/30	400	368
Quanta Services Inc.	5.250%	8/9/34	200	204
Regal Rexnord Corp.	6.050%	2/15/26	100	102
Regal Rexnord Corp.	6.050%	4/15/28	250	260
Regal Rexnord Corp.	6.300%	2/15/30	200	213
Regal Rexnord Corp.	6.400%	4/15/33	225	240
RELX Capital Inc.	4.000%	3/18/29	100	99
RELX Capital Inc.	3.000%	5/22/30	150	140
RELX Capital Inc.	4.750%	5/20/32	100	101
Republic Services Inc.	0.875%	11/15/25	500	481
Republic Services Inc.	5.000%	11/15/29	125	129
Republic Services Inc.	1.750%	2/15/32	135	112
Republic Services Inc.	2.375%	3/15/33	125	106
Republic Services Inc.	5.000%	12/15/33	115	119
Republic Services Inc.	5.000%	4/1/34	145	149
Republic Services Inc.	6.200%	3/1/40	175	197
Republic Services Inc.	5.700%	5/15/41	100	106
Republic Services Inc.	3.050%	3/1/50	70	50
Rockwell Automation Inc.	3.500%	3/1/29	100	98
Rockwell Automation Inc.	1.750%	8/15/31	200	170
Rockwell Automation Inc.	4.200%	3/1/49	125	111
Rockwell Automation Inc.	2.800%	8/15/61	200	125
RTX Corp.	5.750%	11/8/26	225	232
RTX Corp.	3.500%	3/15/27	300	295
RTX Corp.	3.125%	5/4/27	225	220
RTX Corp.	7.200%	8/15/27	25	27
RTX Corp.	4.125%	11/16/28	537	535
RTX Corp.	2.250%	7/1/30	300	269
RTX Corp.	1.900%	9/1/31	200	170
RTX Corp.	2.375%	3/15/32	200	174
RTX Corp.	5.150%	2/27/33	200	208
RTX Corp.	6.100%	3/15/34	197	217
RTX Corp.	5.400%	5/1/35	150	158
RTX Corp.	6.050%	6/1/36	100	111
RTX Corp.	6.125%	7/15/38	50	56
RTX Corp.	4.450%	11/16/38	175	167
RTX Corp.	4.700%	12/15/41	50	47
RTX Corp.	4.500%	6/1/42	675	628
RTX Corp.	4.800%	12/15/43	65	62
RTX Corp.	4.150%	5/15/45	200	175
RTX Corp.	3.750%	11/1/46	200	163
RTX Corp.	4.350%	4/15/47	250	222
RTX Corp.	4.050%	5/4/47	107	91
RTX Corp.	4.625%	11/16/48	350	324
RTX Corp.	3.125%	7/1/50	179	128
RTX Corp.	2.820%	9/1/51	200	134
RTX Corp.	3.030%	3/15/52	200	140
RTX Corp.	5.375%	2/27/53	200	206
RTX Corp.	6.400%	3/15/54	314	371
Ryder System Inc.	2.900%	12/1/26	100	97
Ryder System Inc.	5.300%	3/15/27	100	102
Ryder System Inc.	5.650%	3/1/28	100	104
Ryder System Inc.	5.250%	6/1/28	200	206
Ryder System Inc.	5.375%	3/15/29	300	311
Snap-on Inc.	3.250%	3/1/27	50	49
Snap-on Inc.	4.100%	3/1/48	75	65
Snap-on Inc.	3.100%	5/1/50	75	54
Southwest Airlines Co.	3.000%	11/15/26	100	97
Southwest Airlines Co.	5.125%	6/15/27	245	249
Southwest Airlines Co.	3.450%	11/16/27	50	48
Southwest Airlines Co.	2.625%	2/10/30	100	91
Stanley Black & Decker Inc.	3.400%	3/1/26	100	99
Stanley Black & Decker Inc.	5.200%	9/1/40	75	75
Stanley Black & Decker Inc.	4.850%	11/15/48	90	84
Stanley Black & Decker Inc.	2.750%	11/15/50	135	85
Textron Inc.	4.000%	3/15/26	200	199

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Textron Inc.	3.650%	3/15/27	250	246
	Textron Inc.	3.900%	9/17/29	225	220
	Textron Inc.	6.100%	11/15/33	50	54
	Thomson Reuters Corp.	5.500%	8/15/35	75	79
	Thomson Reuters Corp.	5.850%	4/15/40	100	107
	Thomson Reuters Corp.	5.650%	11/23/43	100	103
	Timken Co.	4.500%	12/15/28	25	25
	Trane Technologies Financing Ltd.	3.500%	3/21/26	75	74
	Trane Technologies Financing Ltd.	3.800%	3/21/29	225	222
	Trane Technologies Financing Ltd.	5.250%	3/3/33	200	210
	Trane Technologies Financing Ltd.	4.500%	3/21/49	75	69
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	125	135
	Trimble Inc.	4.900%	6/15/28	50	51
	Tyco Electronics Group SA	3.125%	8/15/27	200	195
	Tyco Electronics Group SA	2.500%	2/4/32	200	177
	Tyco Electronics Group SA	7.125%	10/1/37	125	152
	Union Pacific Corp.	2.750%	3/1/26	75	74
	Union Pacific Corp.	2.150%	2/5/27	513	492
	Union Pacific Corp.	2.400%	2/5/30	200	184
	Union Pacific Corp.	2.800%	2/14/32	100	91
	Union Pacific Corp.	3.375%	2/1/35	100	91
	Union Pacific Corp.	2.891%	4/6/36	500	430
	Union Pacific Corp.	3.600%	9/15/37	90	81
	Union Pacific Corp.	3.250%	2/5/50	200	151
	Union Pacific Corp.	2.950%	3/10/52	250	176
	Union Pacific Corp.	4.950%	9/9/52	110	110
	Union Pacific Corp.	3.500%	2/14/53	600	467
	Union Pacific Corp.	3.950%	8/15/59	100	82
	Union Pacific Corp.	3.839%	3/20/60	386	310
	Union Pacific Corp.	2.973%	9/16/62	325	210
	Union Pacific Corp.	3.799%	4/6/71	260	200
[2]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	51	50
[2]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	347	354
[2]	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/37	220	231
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	126	120
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	50	47
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	136	131
[2]	United Airlines Class AA Series 2019-2 Pass-Through Trust	2.700%	11/1/33	81	72
	United Airlines Class AA Series 2024-1 Pass Through Trust	5.450%	8/15/38	200	208
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	181	179
	United Parcel Service Inc.	2.400%	11/15/26	399	386
	United Parcel Service Inc.	3.400%	3/15/29	100	98
	United Parcel Service Inc.	2.500%	9/1/29	100	93
	United Parcel Service Inc.	4.875%	3/3/33	200	207
	United Parcel Service Inc.	5.150%	5/22/34	200	210
	United Parcel Service Inc.	6.200%	1/15/38	173	198
	United Parcel Service Inc.	5.200%	4/1/40	255	263
	United Parcel Service Inc.	4.875%	11/15/40	75	75
	United Parcel Service Inc.	3.625%	10/1/42	100	84
	United Parcel Service Inc.	4.250%	3/15/49	125	111
	United Parcel Service Inc.	3.400%	9/1/49	200	155
	United Parcel Service Inc.	5.300%	4/1/50	300	312
	United Parcel Service Inc.	5.050%	3/3/53	100	100
	United Parcel Service Inc.	5.500%	5/22/54	200	214
	United Parcel Service Inc.	5.600%	5/22/64	105	112
	Valmont Industries Inc.	5.000%	10/1/44	150	143
	Valmont Industries Inc.	5.250%	10/1/54	75	72
	Veralto Corp.	5.500%	9/18/26	125	128
	Veralto Corp.	5.350%	9/18/28	125	130
	Veralto Corp.	5.450%	9/18/33	125	131
	Vontier Corp.	1.800%	4/1/26	90	86
	Vontier Corp.	2.400%	4/1/28	85	78
	Vontier Corp.	2.950%	4/1/31	105	91
	Waste Connections Inc.	4.250%	12/1/28	51	51
	Waste Connections Inc.	3.500%	5/1/29	200	195
	Waste Connections Inc.	2.600%	2/1/30	139	128
	Waste Connections Inc.	3.200%	6/1/32	300	274
	Waste Connections Inc.	4.200%	1/15/33	132	128
	Waste Connections Inc.	3.050%	4/1/50	75	53
	Waste Connections Inc.	2.950%	1/15/52	200	137

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waste Management Inc.	0.750%	11/15/25	100	96
	Waste Management Inc.	4.950%	7/3/27	200	205
	Waste Management Inc.	3.150%	11/15/27	125	122
	Waste Management Inc.	4.875%	2/15/29	200	207
	Waste Management Inc.	1.500%	3/15/31	200	169
	Waste Management Inc.	4.950%	7/3/31	175	182
	Waste Management Inc.	4.625%	2/15/33	88	90
	Waste Management Inc.	4.875%	2/15/34	200	206
	Waste Management Inc.	2.950%	6/1/41	200	156
	Waste Management Inc.	2.500%	11/15/50	200	131
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	175	177
	WW Grainger Inc.	4.600%	6/15/45	160	152
	WW Grainger Inc.	3.750%	5/15/46	75	63
	WW Grainger Inc.	4.200%	5/15/47	75	67
	Xylem Inc.	3.250%	11/1/26	100	98
	Xylem Inc.	1.950%	1/30/28	100	93
	Xylem Inc.	2.250%	1/30/31	100	88
	Xylem Inc.	4.375%	11/1/46	100	90
					88,455
Materials (0.8%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	200	180
	Air Products and Chemicals Inc.	4.850%	2/8/34	265	273
	Air Products and Chemicals Inc.	2.700%	5/15/40	200	153
	Air Products and Chemicals Inc.	2.800%	5/15/50	200	138
	Albemarle Corp.	5.450%	12/1/44	75	71
	Albemarle Corp.	5.650%	6/1/52	100	94
	Amcor Finance USA Inc.	5.625%	5/26/33	123	130
	Amcor Flexibles North America Inc.	2.630%	6/19/30	125	112
	Amcor Flexibles North America Inc.	2.690%	5/25/31	200	177
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	188
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	186
	ArcelorMittal SA	4.550%	3/11/26	100	100
	ArcelorMittal SA	6.550%	11/29/27	200	212
	ArcelorMittal SA	4.250%	7/16/29	100	99
	ArcelorMittal SA	6.800%	11/29/32	180	201
	ArcelorMittal SA	7.000%	10/15/39	100	114
	ArcelorMittal SA	6.750%	3/1/41	100	110
	ArcelorMittal SA	6.350%	6/17/54	85	89
	Avery Dennison Corp.	4.875%	12/6/28	75	76
	Avery Dennison Corp.	5.750%	3/15/33	190	204
	Barrick Gold Corp.	6.450%	10/15/35	75	85
	Barrick North America Finance LLC	5.700%	5/30/41	350	369
	Barrick North America Finance LLC	5.750%	5/1/43	150	159
	Berry Global Inc.	1.570%	1/15/26	400	385
	Berry Global Inc.	5.500%	4/15/28	540	554
[5]	Berry Global Inc.	5.800%	6/15/31	200	208
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	200	202
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	200	204
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	200	207
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	300	314
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	440	440
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	140	149
	Cabot Corp.	4.000%	7/1/29	55	55
	Carlisle Cos. Inc.	3.750%	12/1/27	125	123
	Carlisle Cos. Inc.	2.750%	3/1/30	150	138
	Carlisle Cos. Inc.	2.200%	3/1/32	100	85
	Celanese US Holdings LLC	6.165%	7/15/27	400	415
	Celanese US Holdings LLC	6.350%	11/15/28	175	185
	Celanese US Holdings LLC	6.330%	7/15/29	200	212
	Celanese US Holdings LLC	6.550%	11/15/30	150	162
	Celanese US Holdings LLC	6.379%	7/15/32	200	214
	Celanese US Holdings LLC	6.700%	11/15/33	150	164
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	192
	CF Industries Inc.	5.150%	3/15/34	200	202
	CF Industries Inc.	4.950%	6/1/43	150	141
	CF Industries Inc.	5.375%	3/15/44	100	98
	CRH America Finance Inc.	5.400%	5/21/34	200	208
	CRH SMW Finance DAC	5.200%	5/21/29	200	207
	Dow Chemical Co.	4.800%	11/30/28	225	230

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dow Chemical Co.	2.100%	11/15/30	400	355
Dow Chemical Co.	5.150%	2/15/34	175	180
Dow Chemical Co.	4.250%	10/1/34	106	103
Dow Chemical Co.	9.400%	5/15/39	203	283
Dow Chemical Co.	5.250%	11/15/41	100	99
Dow Chemical Co.	4.625%	10/1/44	200	181
Dow Chemical Co.	5.550%	11/30/48	100	101
Dow Chemical Co.	6.900%	5/15/53	150	179
Dow Chemical Co.	5.600%	2/15/54	360	372
DuPont de Nemours Inc.	4.493%	11/15/25	350	349
DuPont de Nemours Inc.	4.725%	11/15/28	425	433
DuPont de Nemours Inc.	5.319%	11/15/38	182	198
DuPont de Nemours Inc.	5.419%	11/15/48	375	415
Eastman Chemical Co.	5.625%	2/20/34	100	104
Eastman Chemical Co.	4.800%	9/1/42	225	209
Eastman Chemical Co.	4.650%	10/15/44	150	136
Ecolab Inc.	2.700%	11/1/26	200	195
Ecolab Inc.	1.650%	2/1/27	100	95
Ecolab Inc.	3.250%	12/1/27	100	98
Ecolab Inc.	5.250%	1/15/28	200	208
Ecolab Inc.	1.300%	1/30/31	500	420
Ecolab Inc.	2.125%	2/1/32	100	87
Ecolab Inc.	2.700%	12/15/51	255	171
Ecolab Inc.	2.750%	8/18/55	100	67
EIDP Inc.	4.500%	5/15/26	100	101
EIDP Inc.	2.300%	7/15/30	100	90
EIDP Inc.	4.800%	5/15/33	100	101
FMC Corp.	5.150%	5/18/26	100	101
FMC Corp.	3.200%	10/1/26	50	49
FMC Corp.	3.450%	10/1/29	100	94
FMC Corp.	5.650%	5/18/33	100	103
FMC Corp.	4.500%	10/1/49	100	83
FMC Corp.	6.375%	5/18/53	70	75
Freeport-McMoRan Inc.	5.000%	9/1/27	200	201
Freeport-McMoRan Inc.	4.125%	3/1/28	100	99
Freeport-McMoRan Inc.	4.375%	8/1/28	100	99
Freeport-McMoRan Inc.	5.250%	9/1/29	100	101
Freeport-McMoRan Inc.	4.250%	3/1/30	100	98
Freeport-McMoRan Inc.	4.625%	8/1/30	200	200
Freeport-McMoRan Inc.	5.400%	11/14/34	100	104
Freeport-McMoRan Inc.	5.450%	3/15/43	300	301
Georgia-Pacific LLC	8.875%	5/15/31	125	156
Huntsman International LLC	4.500%	5/1/29	90	88
Huntsman International LLC	2.950%	6/15/31	100	86
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	50
International Paper Co.	5.000%	9/15/35	100	102
International Paper Co.	6.000%	11/15/41	100	109
International Paper Co.	4.800%	6/15/44	300	283
International Paper Co.	4.400%	8/15/47	200	176
Kinross Gold Corp.	4.500%	7/15/27	25	25
Kinross Gold Corp.	6.250%	7/15/33	100	108
Linde Inc.	4.700%	12/5/25	200	201
Linde Inc.	1.100%	8/10/30	300	256
Linde Inc.	3.550%	11/7/42	50	42
LYB International Finance BV	5.250%	7/15/43	200	195
LYB International Finance III LLC	1.250%	10/1/25	491	475
LYB International Finance III LLC	5.625%	5/15/33	52	55
LYB International Finance III LLC	5.500%	3/1/34	100	104
LYB International Finance III LLC	3.375%	10/1/40	200	158
LYB International Finance III LLC	4.200%	10/15/49	135	111
LYB International Finance III LLC	4.200%	5/1/50	50	41
LYB International Finance III LLC	3.625%	4/1/51	280	208
LyondellBasell Industries NV	4.625%	2/26/55	380	331
Martin Marietta Materials Inc.	3.450%	6/1/27	50	49
Martin Marietta Materials Inc.	3.500%	12/15/27	100	98
Martin Marietta Materials Inc.	2.500%	3/15/30	100	91
Martin Marietta Materials Inc.	2.400%	7/15/31	150	131
Martin Marietta Materials Inc.	4.250%	12/15/47	175	151
Martin Marietta Materials Inc.	3.200%	7/15/51	220	158
Mosaic Co.	4.050%	11/15/27	200	198

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic Co.	5.450%	11/15/33	100	103
	Mosaic Co.	4.875%	11/15/41	50	46
	Mosaic Co.	5.625%	11/15/43	100	101
	Newmont Corp.	2.800%	10/1/29	150	141
	Newmont Corp.	2.250%	10/1/30	200	179
	Newmont Corp.	2.600%	7/15/32	100	89
	Newmont Corp.	5.875%	4/1/35	100	109
	Newmont Corp.	6.250%	10/1/39	225	256
	Newmont Corp.	4.875%	3/15/42	255	252
	Newmont Corp.	5.450%	6/9/44	150	155
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.300%	3/15/26	175	177
	Newmont Corp. / Newcrest Finance Pty Ltd.	4.200%	5/13/50	100	89
	Nucor Corp.	3.950%	5/1/28	100	100
	Nucor Corp.	2.700%	6/1/30	100	92
	Nucor Corp.	3.125%	4/1/32	100	92
	Nucor Corp.	6.400%	12/1/37	100	115
	Nucor Corp.	2.979%	12/15/55	300	197
	Nutrien Ltd.	5.950%	11/7/25	200	203
	Nutrien Ltd.	4.000%	12/15/26	50	50
	Nutrien Ltd.	5.200%	6/21/27	175	179
	Nutrien Ltd.	4.900%	3/27/28	200	204
	Nutrien Ltd.	5.400%	6/21/34	200	207
	Nutrien Ltd.	4.125%	3/15/35	250	233
	Nutrien Ltd.	5.625%	12/1/40	275	282
	Nutrien Ltd.	6.125%	1/15/41	70	75
	Nutrien Ltd.	4.900%	6/1/43	50	47
	Nutrien Ltd.	5.250%	1/15/45	191	187
	Nutrien Ltd.	5.000%	4/1/49	100	95
	Nutrien Ltd.	3.950%	5/13/50	315	254
	Nutrien Ltd.	5.800%	3/27/53	135	143
	Owens Corning	3.400%	8/15/26	200	197
	Owens Corning	3.950%	8/15/29	100	98
	Owens Corning	3.875%	6/1/30	50	48
	Owens Corning	5.700%	6/15/34	200	212
	Owens Corning	4.300%	7/15/47	200	170
	Owens Corning	5.950%	6/15/54	200	212
	Packaging Corp. of America	3.400%	12/15/27	100	98
	Packaging Corp. of America	3.000%	12/15/29	140	132
	Packaging Corp. of America	4.050%	12/15/49	90	75
	Packaging Corp. of America	3.050%	10/1/51	100	70
	PPG Industries Inc.	2.550%	6/15/30	300	274
	Reliance Inc.	2.150%	8/15/30	100	88
	Rio Tinto Alcan Inc.	6.125%	12/15/33	225	251
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	83
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	236
	Rio Tinto Finance USA plc	5.000%	3/9/33	200	209
	Rio Tinto Finance USA plc	4.750%	3/22/42	150	147
	Rio Tinto Finance USA plc	4.125%	8/21/42	250	225
	Rio Tinto Finance USA plc	5.125%	3/9/53	200	203
	Rohm and Haas Co.	7.850%	7/15/29	125	142
	RPM International Inc.	3.750%	3/15/27	50	49
	RPM International Inc.	4.250%	1/15/48	200	175
	Sherwin-Williams Co.	3.950%	1/15/26	200	199
	Sherwin-Williams Co.	3.450%	6/1/27	100	98
	Sherwin-Williams Co.	4.550%	3/1/28	100	101
	Sherwin-Williams Co.	2.300%	5/15/30	100	90
	Sherwin-Williams Co.	4.000%	12/15/42	100	85
	Sherwin-Williams Co.	4.550%	8/1/45	90	82
	Sherwin-Williams Co.	4.500%	6/1/47	300	274
	Sherwin-Williams Co.	3.300%	5/15/50	100	73
[5]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	206
[5]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	209
[5]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	200	214
	Sonoco Products Co.	4.450%	9/1/26	50	50
	Sonoco Products Co.	2.250%	2/1/27	500	477
	Sonoco Products Co.	4.600%	9/1/29	125	124
	Sonoco Products Co.	3.125%	5/1/30	105	98
	Sonoco Products Co.	5.000%	9/1/34	100	99
	Sonoco Products Co.	5.750%	11/1/40	80	83
	Southern Copper Corp.	7.500%	7/27/35	100	119

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern Copper Corp.	6.750%	4/16/40	275	314
Southern Copper Corp.	5.250%	11/8/42	300	292
Southern Copper Corp.	5.875%	4/23/45	200	209
Steel Dynamics Inc.	3.450%	4/15/30	125	118
Steel Dynamics Inc.	3.250%	1/15/31	100	93
Steel Dynamics Inc.	5.375%	8/15/34	60	62
Steel Dynamics Inc.	3.250%	10/15/50	100	70
Suzano Austria GmbH	6.000%	1/15/29	400	414
Suzano Austria GmbH	5.000%	1/15/30	200	200
Suzano Austria GmbH	3.750%	1/15/31	200	184
Suzano Austria GmbH	3.125%	1/15/32	125	109
Vale Overseas Ltd.	3.750%	7/8/30	100	95
Vale Overseas Ltd.	6.125%	6/12/33	200	212
Vale Overseas Ltd.	8.250%	1/17/34	50	61
Vale Overseas Ltd.	6.875%	11/21/36	194	216
Vale Overseas Ltd.	6.875%	11/10/39	325	360
Vale Overseas Ltd.	6.400%	6/28/54	173	182
Vale SA	5.625%	9/11/42	75	77
Vulcan Materials Co.	3.500%	6/1/30	150	144
Vulcan Materials Co.	4.500%	6/15/47	125	112
Westlake Corp.	3.600%	8/15/26	100	99
Westlake Corp.	3.375%	6/15/30	100	95
Westlake Corp.	5.000%	8/15/46	200	189
Westlake Corp.	3.125%	8/15/51	100	68
Westlake Corp.	3.375%	8/15/61	100	66
WestRock MWV LLC	7.950%	2/15/31	250	293
WRKCo Inc.	4.650%	3/15/26	100	100
WRKCo Inc.	3.375%	9/15/27	250	244
WRKCo Inc.	4.900%	3/15/29	200	204
WRKCo Inc.	3.000%	6/15/33	100	88
Yamana Gold Inc.	2.630%	8/15/31	100	87
				36,072
Real Estate (1.0%)
Agree LP	5.625%	6/15/34	143	150
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	184
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	140
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	401
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	100
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	333
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	147
Alexandria Real Estate Equities Inc.	5.625%	5/15/54	100	102
American Assets Trust LP	6.150%	10/1/34	100	101
American Homes 4 Rent LP	2.375%	7/15/31	200	172
American Homes 4 Rent LP	5.500%	2/1/34	100	103
American Homes 4 Rent LP	5.500%	7/15/34	100	103
American Homes 4 Rent LP	3.375%	7/15/51	200	141
American Tower Corp.	1.600%	4/15/26	200	192
American Tower Corp.	1.450%	9/15/26	200	189
American Tower Corp.	3.375%	10/15/26	200	196
American Tower Corp.	2.750%	1/15/27	500	483
American Tower Corp.	3.125%	1/15/27	125	122
American Tower Corp.	3.650%	3/15/27	200	197
American Tower Corp.	1.500%	1/31/28	500	456
American Tower Corp.	3.950%	3/15/29	140	137
American Tower Corp.	3.800%	8/15/29	475	462
American Tower Corp.	2.900%	1/15/30	145	134
American Tower Corp.	2.100%	6/15/30	150	132
American Tower Corp.	2.700%	4/15/31	200	179
American Tower Corp.	2.300%	9/15/31	200	172
American Tower Corp.	4.050%	3/15/32	200	192
American Tower Corp.	5.450%	2/15/34	100	104
American Tower Corp.	3.700%	10/15/49	200	155
American Tower Corp.	3.100%	6/15/50	250	174
Americold Realty Operating Partnership LP	5.409%	9/12/34	60	60
AvalonBay Communities Inc.	2.950%	5/11/26	150	147
AvalonBay Communities Inc.	2.900%	10/15/26	50	49
AvalonBay Communities Inc.	3.200%	1/15/28	75	73
AvalonBay Communities Inc.	2.050%	1/15/32	300	258
AvalonBay Communities Inc.	5.000%	2/15/33	50	51

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AvalonBay Communities Inc.	5.350%	6/1/34	100	105
AvalonBay Communities Inc.	3.900%	10/15/46	60	50
AvalonBay Communities Inc.	4.350%	4/15/48	60	53
Boston Properties LP	3.650%	2/1/26	100	99
Boston Properties LP	2.750%	10/1/26	50	48
Boston Properties LP	3.400%	6/21/29	400	374
Boston Properties LP	2.900%	3/15/30	400	359
Boston Properties LP	2.450%	10/1/33	400	320
Boston Properties LP	6.500%	1/15/34	50	54
Brixmor Operating Partnership LP	4.125%	6/15/26	200	199
Brixmor Operating Partnership LP	3.900%	3/15/27	75	74
Brixmor Operating Partnership LP	4.125%	5/15/29	533	522
Brixmor Operating Partnership LP	4.050%	7/1/30	250	243
Camden Property Trust	3.150%	7/1/29	50	48
Camden Property Trust	2.800%	5/15/30	265	245
Camden Property Trust	3.350%	11/1/49	120	88
CBRE Services Inc.	4.875%	3/1/26	125	126
CBRE Services Inc.	5.500%	4/1/29	75	78
CBRE Services Inc.	2.500%	4/1/31	200	175
CBRE Services Inc.	5.950%	8/15/34	200	215
COPT Defense Properties LP	2.000%	1/15/29	350	311
Cousins Properties LP	5.875%	10/1/34	100	103
Crown Castle Inc.	4.450%	2/15/26	250	250
Crown Castle Inc.	3.700%	6/15/26	175	173
Crown Castle Inc.	2.900%	3/15/27	200	194
Crown Castle Inc.	3.650%	9/1/27	325	319
Crown Castle Inc.	3.800%	2/15/28	425	417
Crown Castle Inc.	4.800%	9/1/28	200	202
Crown Castle Inc.	3.100%	11/15/29	100	93
Crown Castle Inc.	3.300%	7/1/30	115	108
Crown Castle Inc.	2.250%	1/15/31	200	173
Crown Castle Inc.	2.500%	7/15/31	200	174
Crown Castle Inc.	5.100%	5/1/33	200	203
Crown Castle Inc.	5.200%	9/1/34	250	253
Crown Castle Inc.	2.900%	4/1/41	500	371
Crown Castle Inc.	4.750%	5/15/47	95	86
Crown Castle Inc.	5.200%	2/15/49	75	72
Crown Castle Inc.	4.150%	7/1/50	100	83
Crown Castle Inc.	3.250%	1/15/51	200	142
CubeSmart LP	4.000%	11/15/25	50	50
CubeSmart LP	3.125%	9/1/26	100	98
CubeSmart LP	2.250%	12/15/28	200	184
CubeSmart LP	4.375%	2/15/29	50	50
CubeSmart LP	2.000%	2/15/31	75	64
CubeSmart LP	2.500%	2/15/32	200	173
Digital Realty Trust LP	4.450%	7/15/28	370	371
Digital Realty Trust LP	3.600%	7/1/29	175	169
DOC DR LLC	4.300%	3/15/27	100	100
DOC DR LLC	3.950%	1/15/28	100	98
DOC DR LLC	2.625%	11/1/31	500	436
EPR Properties	4.500%	6/1/27	141	139
EPR Properties	3.600%	11/15/31	175	156
Equinix Inc.	1.450%	5/15/26	200	191
Equinix Inc.	2.900%	11/18/26	100	97
Equinix Inc.	1.800%	7/15/27	100	94
Equinix Inc.	1.550%	3/15/28	500	456
Equinix Inc.	3.200%	11/18/29	450	425
Equinix Inc.	2.150%	7/15/30	250	221
Equinix Inc.	2.500%	5/15/31	200	177
Equinix Inc.	3.000%	7/15/50	100	68
ERP Operating LP	2.850%	11/1/26	50	49
ERP Operating LP	3.500%	3/1/28	100	98
ERP Operating LP	4.150%	12/1/28	70	70
ERP Operating LP	3.000%	7/1/29	75	71
ERP Operating LP	2.500%	2/15/30	150	137
ERP Operating LP	4.650%	9/15/34	100	100
ERP Operating LP	4.500%	7/1/44	150	138
ERP Operating LP	4.500%	6/1/45	25	23
ERP Operating LP	4.000%	8/1/47	100	83
Essex Portfolio LP	3.375%	4/15/26	345	339

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Essex Portfolio LP	3.625%	5/1/27	100	98
Essex Portfolio LP	4.000%	3/1/29	100	98
Essex Portfolio LP	3.000%	1/15/30	110	102
Essex Portfolio LP	2.650%	3/15/32	105	91
Essex Portfolio LP	5.500%	4/1/34	100	104
Essex Portfolio LP	4.500%	3/15/48	120	106
Extra Space Storage LP	3.500%	7/1/26	125	123
Extra Space Storage LP	3.875%	12/15/27	150	148
Extra Space Storage LP	5.700%	4/1/28	200	208
Extra Space Storage LP	4.000%	6/15/29	25	25
Extra Space Storage LP	5.500%	7/1/30	400	418
Extra Space Storage LP	5.900%	1/15/31	100	106
Extra Space Storage LP	2.400%	10/15/31	200	172
Extra Space Storage LP	2.350%	3/15/32	100	84
Extra Space Storage LP	5.400%	2/1/34	100	103
Extra Space Storage LP	5.350%	1/15/35	100	102
Federal Realty OP LP	3.250%	7/15/27	50	48
Federal Realty OP LP	3.200%	6/15/29	100	94
Federal Realty OP LP	4.500%	12/1/44	150	132
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	176
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	26
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	280
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	167
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	187
GLP Capital LP / GLP Financing II Inc.	5.625%	9/15/34	200	204
GLP Capital LP / GLP Financing II Inc.	6.250%	9/15/54	100	105
Healthcare Realty Holdings LP	3.500%	8/1/26	130	128
Healthcare Realty Holdings LP	2.000%	3/15/31	250	209
Healthpeak OP LLC	3.250%	7/15/26	25	25
Healthpeak OP LLC	3.500%	7/15/29	180	173
Healthpeak OP LLC	3.000%	1/15/30	200	186
Healthpeak OP LLC	5.250%	12/15/32	100	103
Healthpeak OP LLC	6.750%	2/1/41	100	114
Highwoods Realty LP	2.600%	2/1/31	250	213
Highwoods Realty LP	7.650%	2/1/34	100	115
Host Hotels & Resorts LP	3.500%	9/15/30	100	93
Host Hotels & Resorts LP	2.900%	12/15/31	275	242
Host Hotels & Resorts LP	5.700%	7/1/34	100	103
Host Hotels & Resorts LP	5.500%	4/15/35	120	122
Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	183
Invitation Homes Operating Partnership LP	5.450%	8/15/30	32	33
Invitation Homes Operating Partnership LP	5.500%	8/15/33	80	83
Invitation Homes Operating Partnership LP	2.700%	1/15/34	150	125
Jones Lang LaSalle Inc.	6.875%	12/1/28	100	109
Kilroy Realty LP	3.450%	12/15/24	50	50
Kilroy Realty LP	4.750%	12/15/28	50	50
Kilroy Realty LP	4.250%	8/15/29	104	100
Kilroy Realty LP	3.050%	2/15/30	200	179
Kilroy Realty LP	2.650%	11/15/33	175	137
Kimco Realty OP LLC	2.800%	10/1/26	125	121
Kimco Realty OP LLC	3.800%	4/1/27	75	74
Kimco Realty OP LLC	1.900%	3/1/28	500	461
Kimco Realty OP LLC	2.700%	10/1/30	100	91
Kimco Realty OP LLC	3.200%	4/1/32	200	181
Kimco Realty OP LLC	4.600%	2/1/33	200	198
Kimco Realty OP LLC	6.400%	3/1/34	100	111
Kimco Realty OP LLC	4.850%	3/1/35	100	99
Kimco Realty OP LLC	4.125%	12/1/46	50	41
Kimco Realty OP LLC	4.450%	9/1/47	50	43
Kite Realty Group LP	4.000%	10/1/26	200	197
Kite Realty Group LP	4.950%	12/15/31	50	50
Kite Realty Group LP	5.500%	3/1/34	100	103
LXP Industrial Trust	2.375%	10/1/31	200	167
Mid-America Apartments LP	3.600%	6/1/27	250	247
Mid-America Apartments LP	3.950%	3/15/29	100	99
Mid-America Apartments LP	2.750%	3/15/30	150	139
Mid-America Apartments LP	1.700%	2/15/31	150	127
Mid-America Apartments LP	5.300%	2/15/32	50	52
NNN REIT Inc.	3.500%	10/15/27	350	342
NNN REIT Inc.	4.300%	10/15/28	25	25

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NNN REIT Inc.	2.500%	4/15/30	75	67
NNN REIT Inc.	5.600%	10/15/33	150	157
NNN REIT Inc.	4.800%	10/15/48	50	45
NNN REIT Inc.	3.100%	4/15/50	50	34
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	235
Omega Healthcare Investors Inc.	3.375%	2/1/31	250	227
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	215
Piedmont Operating Partnership LP	9.250%	7/20/28	100	112
Prologis LP	3.250%	6/30/26	175	173
Prologis LP	2.125%	4/15/27	105	100
Prologis LP	3.375%	12/15/27	160	157
Prologis LP	3.875%	9/15/28	100	99
Prologis LP	2.250%	4/15/30	155	140
Prologis LP	1.750%	7/1/30	200	174
Prologis LP	1.250%	10/15/30	350	295
Prologis LP	2.250%	1/15/32	100	86
Prologis LP	4.750%	6/15/33	100	101
Prologis LP	5.125%	1/15/34	127	131
Prologis LP	5.000%	3/15/34	272	279
Prologis LP	4.375%	9/15/48	75	67
Prologis LP	3.000%	4/15/50	140	98
Prologis LP	5.250%	6/15/53	200	203
Prologis LP	5.250%	3/15/54	100	102
Public Storage Operating Co.	1.500%	11/9/26	225	213
Public Storage Operating Co.	3.094%	9/15/27	100	98
Public Storage Operating Co.	1.950%	11/9/28	225	207
Public Storage Operating Co.	5.125%	1/15/29	100	104
Public Storage Operating Co.	3.385%	5/1/29	100	97
Public Storage Operating Co.	2.250%	11/9/31	225	196
Public Storage Operating Co.	5.350%	8/1/53	120	124
Realty Income Corp.	4.625%	11/1/25	75	75
Realty Income Corp.	4.125%	10/15/26	125	125
Realty Income Corp.	3.000%	1/15/27	150	146
Realty Income Corp.	3.200%	1/15/27	80	78
Realty Income Corp.	3.950%	8/15/27	450	447
Realty Income Corp.	3.650%	1/15/28	190	187
Realty Income Corp.	2.100%	3/15/28	300	279
Realty Income Corp.	4.750%	2/15/29	100	102
Realty Income Corp.	4.000%	7/15/29	60	59
Realty Income Corp.	3.100%	12/15/29	150	141
Realty Income Corp.	3.400%	1/15/30	80	76
Realty Income Corp.	2.850%	12/15/32	50	44
Realty Income Corp.	1.800%	3/15/33	500	398
Realty Income Corp.	5.125%	2/15/34	250	256
Realty Income Corp.	4.650%	3/15/47	175	163
Realty Income Corp.	5.375%	9/1/54	50	51
Regency Centers LP	3.600%	2/1/27	25	25
Regency Centers LP	4.125%	3/15/28	75	74
Regency Centers LP	2.950%	9/15/29	100	94
Regency Centers LP	5.250%	1/15/34	100	103
Regency Centers LP	5.100%	1/15/35	100	102
Regency Centers LP	4.400%	2/1/47	200	176
Regency Centers LP	4.650%	3/15/49	75	67
Rexford Industrial Realty LP	2.150%	9/1/31	200	169
Sabra Health Care LP	5.125%	8/15/26	25	25
Sabra Health Care LP	3.900%	10/15/29	150	142
Sabra Health Care LP	3.200%	12/1/31	150	132
Safehold GL Holdings LLC	2.850%	1/15/32	200	173
Simon Property Group LP	3.300%	1/15/26	195	193
Simon Property Group LP	1.375%	1/15/27	500	470
Simon Property Group LP	1.750%	2/1/28	250	232
Simon Property Group LP	2.650%	7/15/30	200	183
Simon Property Group LP	2.200%	2/1/31	250	219
Simon Property Group LP	2.250%	1/15/32	500	431
Simon Property Group LP	2.650%	2/1/32	100	88
Simon Property Group LP	6.250%	1/15/34	85	94
Simon Property Group LP	4.750%	9/26/34	175	174
Simon Property Group LP	4.250%	11/30/46	100	87
Simon Property Group LP	3.250%	9/13/49	300	218
Simon Property Group LP	3.800%	7/15/50	200	159

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Simon Property Group LP	5.850%	3/8/53	89	96
Simon Property Group LP	6.650%	1/15/54	85	101
Store Capital LLC	4.500%	3/15/28	75	74
Store Capital LLC	4.625%	3/15/29	100	98
Sun Communities Operating LP	2.300%	11/1/28	200	183
Sun Communities Operating LP	5.500%	1/15/29	100	103
Sun Communities Operating LP	4.200%	4/15/32	200	189
Tanger Properties LP	3.125%	9/1/26	175	170
Tanger Properties LP	3.875%	7/15/27	50	49
UDR Inc.	2.950%	9/1/26	150	146
UDR Inc.	3.500%	7/1/27	150	146
UDR Inc.	3.500%	1/15/28	250	243
UDR Inc.	3.200%	1/15/30	60	56
UDR Inc.	3.000%	8/15/31	65	59
UDR Inc.	1.900%	3/15/33	200	158
UDR Inc.	3.100%	11/1/34	65	55
Ventas Realty LP	4.125%	1/15/26	75	75
Ventas Realty LP	3.250%	10/15/26	75	73
Ventas Realty LP	3.850%	4/1/27	50	49
Ventas Realty LP	4.000%	3/1/28	125	123
Ventas Realty LP	3.000%	1/15/30	100	93
Ventas Realty LP	4.750%	11/15/30	200	202
Ventas Realty LP	5.625%	7/1/34	52	55
Ventas Realty LP	5.000%	1/15/35	200	200
Ventas Realty LP	4.875%	4/15/49	80	75
VICI Properties LP	4.750%	2/15/28	200	201
VICI Properties LP	4.950%	2/15/30	200	201
VICI Properties LP	5.125%	5/15/32	200	201
VICI Properties LP	5.750%	4/1/34	100	105
VICI Properties LP	5.625%	5/15/52	225	220
Welltower OP LLC	4.250%	4/1/26	150	150
Welltower OP LLC	4.250%	4/15/28	125	125
Welltower OP LLC	4.125%	3/15/29	250	248
Welltower OP LLC	2.750%	1/15/31	250	226
Welltower OP LLC	2.750%	1/15/32	200	177
Welltower OP LLC	6.500%	3/15/41	25	28
Welltower OP LLC	4.950%	9/1/48	75	73
Weyerhaeuser Co.	4.750%	5/15/26	51	51
Weyerhaeuser Co.	4.000%	11/15/29	150	147
Weyerhaeuser Co.	4.000%	4/15/30	200	196
Weyerhaeuser Co.	7.375%	3/15/32	29	34
Weyerhaeuser Co.	3.375%	3/9/33	200	182
WP Carey Inc.	4.250%	10/1/26	75	75
WP Carey Inc.	2.250%	4/1/33	200	165
				44,437
Technology (1.9%)
Adobe Inc.	2.150%	2/1/27	180	173
Adobe Inc.	2.300%	2/1/30	225	207
Adobe Inc.	4.950%	4/4/34	200	208
Amdocs Ltd.	2.538%	6/15/30	200	178
Analog Devices Inc.	3.500%	12/5/26	200	198
Analog Devices Inc.	3.450%	6/15/27	100	99
Analog Devices Inc.	1.700%	10/1/28	200	184
Analog Devices Inc.	2.800%	10/1/41	200	152
Analog Devices Inc.	2.950%	10/1/51	400	282
Apple Inc.	0.700%	2/8/26	500	479
Apple Inc.	3.250%	2/23/26	705	699
Apple Inc.	2.450%	8/4/26	450	439
Apple Inc.	3.350%	2/9/27	500	495
Apple Inc.	3.200%	5/11/27	775	765
Apple Inc.	2.900%	9/12/27	555	542
Apple Inc.	1.200%	2/8/28	500	460
Apple Inc.	4.000%	5/10/28	200	202
Apple Inc.	1.400%	8/5/28	150	138
Apple Inc.	2.200%	9/11/29	430	398
Apple Inc.	4.150%	5/10/30	88	90
Apple Inc.	1.250%	8/20/30	500	433
Apple Inc.	1.650%	2/8/31	500	437
Apple Inc.	1.700%	8/5/31	200	173

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.350%	8/8/32	200	191
	Apple Inc.	4.500%	2/23/36	225	233
	Apple Inc.	2.375%	2/8/41	500	375
	Apple Inc.	3.850%	5/4/43	450	405
	Apple Inc.	4.450%	5/6/44	200	199
	Apple Inc.	3.450%	2/9/45	825	691
	Apple Inc.	4.375%	5/13/45	400	384
	Apple Inc.	4.650%	2/23/46	910	903
	Apple Inc.	3.850%	8/4/46	375	330
	Apple Inc.	3.750%	11/13/47	450	388
	Apple Inc.	2.650%	5/11/50	515	356
	Apple Inc.	2.400%	8/20/50	75	50
	Apple Inc.	2.650%	2/8/51	794	545
	Apple Inc.	2.700%	8/5/51	75	52
	Apple Inc.	4.850%	5/10/53	82	85
	Apple Inc.	2.550%	8/20/60	300	198
	Apple Inc.	2.800%	2/8/61	600	401
	Apple Inc.	2.850%	8/5/61	275	186
	Applied Materials Inc.	3.900%	10/1/25	145	145
	Applied Materials Inc.	3.300%	4/1/27	225	221
	Applied Materials Inc.	1.750%	6/1/30	200	176
	Applied Materials Inc.	5.100%	10/1/35	100	106
	Applied Materials Inc.	5.850%	6/15/41	125	140
	Applied Materials Inc.	4.350%	4/1/47	175	163
	Applied Materials Inc.	2.750%	6/1/50	200	140
	Arrow Electronics Inc.	3.875%	1/12/28	100	98
	Atlassian Corp.	5.500%	5/15/34	200	209
	Autodesk Inc.	3.500%	6/15/27	75	74
	Autodesk Inc.	2.850%	1/15/30	75	70
	Autodesk Inc.	2.400%	12/15/31	200	175
	Avnet Inc.	4.625%	4/15/26	100	100
	Avnet Inc.	6.250%	3/15/28	100	105
	Booz Allen Hamilton Inc.	5.950%	8/4/33	150	160
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	720
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	147
	Broadcom Inc.	3.150%	11/15/25	278	274
	Broadcom Inc.	5.050%	7/12/27	167	171
[5]	Broadcom Inc.	1.950%	2/15/28	157	146
[3]	Broadcom Inc.	4.150%	2/15/28	100	100
	Broadcom Inc.	4.110%	9/15/28	428	427
[5]	Broadcom Inc.	4.000%	4/15/29	200	197
	Broadcom Inc.	4.750%	4/15/29	150	152
	Broadcom Inc.	5.050%	7/12/29	170	175
[3]	Broadcom Inc.	4.350%	2/15/30	200	200
	Broadcom Inc.	5.000%	4/15/30	250	259
	Broadcom Inc.	4.150%	11/15/30	600	590
[5]	Broadcom Inc.	2.450%	2/15/31	500	443
	Broadcom Inc.	5.150%	11/15/31	83	86
[3]	Broadcom Inc.	4.550%	2/15/32	150	150
	Broadcom Inc.	4.300%	11/15/32	400	393
[5]	Broadcom Inc.	2.600%	2/15/33	50	43
[5]	Broadcom Inc.	3.419%	4/15/33	652	592
[5]	Broadcom Inc.	3.469%	4/15/34	436	393
[3]	Broadcom Inc.	4.800%	10/15/34	125	125
[5]	Broadcom Inc.	3.187%	11/15/36	50	42
[5]	Broadcom Inc.	4.926%	5/15/37	550	549
[5]	Broadcom Inc.	3.500%	2/15/41	805	662
[5]	Broadcom Inc.	3.750%	2/15/51	500	397
	Cadence Design Systems Inc.	4.200%	9/10/27	100	100
	Cadence Design Systems Inc.	4.300%	9/10/29	250	251
	Cadence Design Systems Inc.	4.700%	9/10/34	100	101
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	99
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	94
	CDW LLC / CDW Finance Corp.	5.100%	3/1/30	110	112
	CDW LLC / CDW Finance Corp.	3.569%	12/1/31	130	119
	CDW LLC / CDW Finance Corp.	5.550%	8/22/34	110	112
	CGI Inc.	1.450%	9/14/26	300	284
	CGI Inc.	2.300%	9/14/31	100	86
	Cisco Systems Inc.	4.900%	2/26/26	400	406
	Cisco Systems Inc.	2.950%	2/28/26	100	99

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cisco Systems Inc.	2.500%	9/20/26	225	220
Cisco Systems Inc.	4.800%	2/26/27	350	358
Cisco Systems Inc.	4.850%	2/26/29	1,550	1,602
Cisco Systems Inc.	4.950%	2/26/31	261	273
Cisco Systems Inc.	5.050%	2/26/34	713	748
Cisco Systems Inc.	5.900%	2/15/39	400	451
Cisco Systems Inc.	5.300%	2/26/54	375	398
Cisco Systems Inc.	5.350%	2/26/64	200	212
Concentrix Corp.	6.600%	8/2/28	250	261
Concentrix Corp.	6.850%	8/2/33	93	96
Corning Inc.	5.750%	8/15/40	195	205
Corning Inc.	3.900%	11/15/49	100	81
Corning Inc.	4.375%	11/15/57	300	256
Corning Inc.	5.450%	11/15/79	200	198
Dell Inc.	7.100%	4/15/28	30	33
Dell Inc.	6.500%	4/15/38	100	110
Dell International LLC / EMC Corp.	6.020%	6/15/26	695	712
Dell International LLC / EMC Corp.	4.900%	10/1/26	250	253
Dell International LLC / EMC Corp.	6.100%	7/15/27	100	105
Dell International LLC / EMC Corp.	5.250%	2/1/28	200	207
Dell International LLC / EMC Corp.	5.300%	10/1/29	300	312
Dell International LLC / EMC Corp.	6.200%	7/15/30	62	67
Dell International LLC / EMC Corp.	5.750%	2/1/33	50	54
Dell International LLC / EMC Corp.	8.100%	7/15/36	173	215
Dell International LLC / EMC Corp.	3.375%	12/15/41	200	157
Dell International LLC / EMC Corp.	8.350%	7/15/46	105	142
Dell International LLC / EMC Corp.	3.450%	12/15/51	300	220
DXC Technology Co.	1.800%	9/15/26	200	190
DXC Technology Co.	2.375%	9/15/28	200	181
Flex Ltd.	4.875%	6/15/29	150	150
Flex Ltd.	5.250%	1/15/32	200	202
Genpact Luxembourg Sarl / Genpact USA Inc.	6.000%	6/4/29	50	52
Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	500
Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	144
Hewlett Packard Enterprise Co.	4.450%	9/25/26	200	200
Hewlett Packard Enterprise Co.	4.400%	9/25/27	100	100
Hewlett Packard Enterprise Co.	5.250%	7/1/28	200	206
Hewlett Packard Enterprise Co.	4.550%	10/15/29	200	199
Hewlett Packard Enterprise Co.	4.850%	10/15/31	150	150
Hewlett Packard Enterprise Co.	5.000%	10/15/34	375	371
Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	163
Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	301
Hewlett Packard Enterprise Co.	5.600%	10/15/54	265	260
HP Inc.	1.450%	6/17/26	200	191
HP Inc.	3.000%	6/17/27	350	339
HP Inc.	4.750%	1/15/28	200	203
HP Inc.	4.000%	4/15/29	100	98
HP Inc.	3.400%	6/17/30	500	474
HP Inc.	2.650%	6/17/31	200	177
HP Inc.	4.200%	4/15/32	200	194
HP Inc.	5.500%	1/15/33	100	105
HP Inc.	6.000%	9/15/41	200	215
IBM International Capital Pte. Ltd.	4.900%	2/5/34	400	410
IBM International Capital Pte. Ltd.	5.300%	2/5/54	700	708
Intel Corp.	2.600%	5/19/26	210	204
Intel Corp.	3.750%	8/5/27	200	196
Intel Corp.	4.875%	2/10/28	310	313
Intel Corp.	1.600%	8/12/28	200	179
Intel Corp.	2.450%	11/15/29	375	337
Intel Corp.	3.900%	3/25/30	345	332
Intel Corp.	2.000%	8/12/31	250	209
Intel Corp.	4.150%	8/5/32	200	191
Intel Corp.	4.000%	12/15/32	150	141
Intel Corp.	5.200%	2/10/33	396	401
Intel Corp.	4.600%	3/25/40	100	90
Intel Corp.	2.800%	8/12/41	200	139
Intel Corp.	4.800%	10/1/41	162	147
Intel Corp.	4.250%	12/15/42	150	125
Intel Corp.	4.100%	5/19/46	250	199
Intel Corp.	4.100%	5/11/47	200	157

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intel Corp.	3.734%	12/8/47	674	497
Intel Corp.	3.250%	11/15/49	300	202
Intel Corp.	4.750%	3/25/50	400	345
Intel Corp.	3.050%	8/12/51	250	160
Intel Corp.	5.700%	2/10/53	481	472
Intel Corp.	3.100%	2/15/60	300	182
Intel Corp.	3.200%	8/12/61	200	123
Intel Corp.	5.050%	8/5/62	300	264
Intel Corp.	5.900%	2/10/63	200	200
International Business Machines Corp.	7.000%	10/30/25	300	309
International Business Machines Corp.	3.450%	2/19/26	285	282
International Business Machines Corp.	3.300%	5/15/26	700	691
International Business Machines Corp.	1.700%	5/15/27	265	249
International Business Machines Corp.	6.220%	8/1/27	75	79
International Business Machines Corp.	6.500%	1/15/28	75	81
International Business Machines Corp.	4.500%	2/6/28	300	304
International Business Machines Corp.	3.500%	5/15/29	450	437
International Business Machines Corp.	1.950%	5/15/30	500	442
International Business Machines Corp.	4.750%	2/6/33	200	205
International Business Machines Corp.	4.150%	5/15/39	450	414
International Business Machines Corp.	5.600%	11/30/39	48	52
International Business Machines Corp.	4.000%	6/20/42	358	315
International Business Machines Corp.	4.250%	5/15/49	400	351
International Business Machines Corp.	2.950%	5/15/50	165	114
International Business Machines Corp.	5.100%	2/6/53	300	302
Intuit Inc.	1.350%	7/15/27	100	93
Intuit Inc.	1.650%	7/15/30	100	87
Intuit Inc.	5.200%	9/15/33	200	211
Intuit Inc.	5.500%	9/15/53	275	296
Jabil Inc.	3.950%	1/12/28	100	98
Jabil Inc.	3.600%	1/15/30	100	94
Jabil Inc.	3.000%	1/15/31	150	135
Juniper Networks Inc.	3.750%	8/15/29	200	193
Juniper Networks Inc.	5.950%	3/15/41	25	26
KLA Corp.	4.100%	3/15/29	150	151
KLA Corp.	4.650%	7/15/32	200	205
KLA Corp.	5.000%	3/15/49	75	75
KLA Corp.	3.300%	3/1/50	150	113
KLA Corp.	4.950%	7/15/52	200	199
KLA Corp.	5.250%	7/15/62	200	206
Kyndryl Holdings Inc.	2.050%	10/15/26	100	95
Kyndryl Holdings Inc.	2.700%	10/15/28	100	92
Kyndryl Holdings Inc.	3.150%	10/15/31	100	88
Kyndryl Holdings Inc.	4.100%	10/15/41	100	81
Lam Research Corp.	3.750%	3/15/26	150	149
Lam Research Corp.	4.000%	3/15/29	150	150
Lam Research Corp.	1.900%	6/15/30	295	261
Lam Research Corp.	4.875%	3/15/49	125	122
Lam Research Corp.	2.875%	6/15/50	150	105
Lam Research Corp.	3.125%	6/15/60	100	69
Leidos Inc.	4.375%	5/15/30	150	148
Leidos Inc.	2.300%	2/15/31	200	174
Marvell Technology Inc.	2.450%	4/15/28	100	93
Marvell Technology Inc.	4.875%	6/22/28	100	101
Marvell Technology Inc.	2.950%	4/15/31	50	45
Marvell Technology Inc.	5.950%	9/15/33	100	107
Micron Technology Inc.	4.975%	2/6/26	100	101
Micron Technology Inc.	4.185%	2/15/27	200	199
Micron Technology Inc.	5.375%	4/15/28	200	206
Micron Technology Inc.	5.327%	2/6/29	150	155
Micron Technology Inc.	6.750%	11/1/29	75	82
Micron Technology Inc.	4.663%	2/15/30	100	101
Micron Technology Inc.	5.875%	2/9/33	235	251
Micron Technology Inc.	5.875%	9/15/33	200	214
Micron Technology Inc.	3.366%	11/1/41	100	78
Micron Technology Inc.	3.477%	11/1/51	100	73
Microsoft Corp.	3.125%	11/3/25	632	626
Microsoft Corp.	2.400%	8/8/26	805	785
Microsoft Corp.	3.400%	9/15/26	160	159
Microsoft Corp.	3.300%	2/6/27	675	669

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Microsoft Corp.	1.350%	9/15/30	150	131
Microsoft Corp.	3.500%	2/12/35	325	310
Microsoft Corp.	4.200%	11/3/35	350	355
Microsoft Corp.	3.450%	8/8/36	675	629
Microsoft Corp.	4.100%	2/6/37	250	248
Microsoft Corp.	3.700%	8/8/46	476	422
Microsoft Corp.	4.500%	6/15/47	200	197
Microsoft Corp.	2.525%	6/1/50	1,103	757
Microsoft Corp.	2.500%	9/15/50	300	203
Microsoft Corp.	2.921%	3/17/52	964	708
Microsoft Corp.	2.675%	6/1/60	644	425
Microsoft Corp.	3.041%	3/17/62	656	471
Motorola Solutions Inc.	4.600%	2/23/28	125	126
Motorola Solutions Inc.	5.500%	9/1/44	75	77
NetApp Inc.	2.375%	6/22/27	100	95
NetApp Inc.	2.700%	6/22/30	200	182
Nokia OYJ	6.625%	5/15/39	90	96
NVIDIA Corp.	3.200%	9/16/26	200	198
NVIDIA Corp.	1.550%	6/15/28	250	231
NVIDIA Corp.	2.850%	4/1/30	300	284
NVIDIA Corp.	2.000%	6/15/31	250	221
NVIDIA Corp.	3.500%	4/1/40	200	177
NVIDIA Corp.	3.500%	4/1/50	405	332
NVIDIA Corp.	3.700%	4/1/60	113	93
NXP BV / NXP Funding LLC	5.350%	3/1/26	100	101
NXP BV / NXP Funding LLC	5.550%	12/1/28	75	78
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	448
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	189
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	175
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	412	358
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	156
NXP BV / NXP Funding LLC / NXP USA Inc.	3.125%	2/15/42	100	75
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/51	100	70
Oracle Corp.	1.650%	3/25/26	725	697
Oracle Corp.	2.650%	7/15/26	561	546
Oracle Corp.	2.800%	4/1/27	500	484
Oracle Corp.	2.300%	3/25/28	500	469
Oracle Corp.	4.500%	5/6/28	35	35
Oracle Corp.	4.200%	9/27/29	400	399
Oracle Corp.	6.150%	11/9/29	225	243
Oracle Corp.	2.950%	4/1/30	550	512
Oracle Corp.	4.650%	5/6/30	100	102
Oracle Corp.	2.875%	3/25/31	450	409
Oracle Corp.	4.300%	7/8/34	325	315
Oracle Corp.	4.700%	9/27/34	907	905
Oracle Corp.	3.900%	5/15/35	150	139
Oracle Corp.	3.850%	7/15/36	250	226
Oracle Corp.	3.800%	11/15/37	525	464
Oracle Corp.	6.125%	7/8/39	250	276
Oracle Corp.	3.600%	4/1/40	605	503
Oracle Corp.	5.375%	7/15/40	950	968
Oracle Corp.	3.650%	3/25/41	300	248
Oracle Corp.	4.500%	7/8/44	250	225
Oracle Corp.	4.125%	5/15/45	425	360
Oracle Corp.	4.000%	7/15/46	710	589
Oracle Corp.	4.000%	11/15/47	600	493
Oracle Corp.	3.600%	4/1/50	920	700
Oracle Corp.	3.950%	3/25/51	600	483
Oracle Corp.	6.900%	11/9/52	355	427
Oracle Corp.	5.375%	9/27/54	400	400
Oracle Corp.	4.375%	5/15/55	150	128
Oracle Corp.	3.850%	4/1/60	200	151
Oracle Corp.	4.100%	3/25/61	300	236
Oracle Corp.	5.500%	9/27/64	125	124
Qorvo Inc.	4.375%	10/15/29	200	194
QUALCOMM Inc.	3.250%	5/20/27	400	394
QUALCOMM Inc.	1.300%	5/20/28	378	344
QUALCOMM Inc.	1.650%	5/20/32	414	344
QUALCOMM Inc.	5.400%	5/20/33	200	216
QUALCOMM Inc.	4.650%	5/20/35	200	204

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
QUALCOMM Inc.	4.800%	5/20/45	275	269
QUALCOMM Inc.	4.300%	5/20/47	250	226
QUALCOMM Inc.	3.250%	5/20/50	200	151
QUALCOMM Inc.	4.500%	5/20/52	200	184
QUALCOMM Inc.	6.000%	5/20/53	200	227
Roper Technologies Inc.	3.850%	12/15/25	100	100
Roper Technologies Inc.	3.800%	12/15/26	145	144
Roper Technologies Inc.	1.400%	9/15/27	500	463
Roper Technologies Inc.	4.200%	9/15/28	175	175
Roper Technologies Inc.	2.950%	9/15/29	125	117
Roper Technologies Inc.	2.000%	6/30/30	125	110
Roper Technologies Inc.	4.750%	2/15/32	50	51
Roper Technologies Inc.	4.900%	10/15/34	200	201
Salesforce Inc.	3.700%	4/11/28	325	323
Salesforce Inc.	1.500%	7/15/28	200	183
Salesforce Inc.	1.950%	7/15/31	300	260
Salesforce Inc.	2.700%	7/15/41	250	189
Salesforce Inc.	2.900%	7/15/51	400	279
Salesforce Inc.	3.050%	7/15/61	250	168
ServiceNow Inc.	1.400%	9/1/30	400	343
Skyworks Solutions Inc.	1.800%	6/1/26	200	191
Teledyne FLIR LLC	2.500%	8/1/30	100	89
Teledyne Technologies Inc.	2.750%	4/1/31	300	270
Texas Instruments Inc.	1.125%	9/15/26	200	190
Texas Instruments Inc.	2.900%	11/3/27	94	91
Texas Instruments Inc.	2.250%	9/4/29	100	92
Texas Instruments Inc.	1.750%	5/4/30	210	185
Texas Instruments Inc.	1.900%	9/15/31	150	131
Texas Instruments Inc.	4.900%	3/14/33	200	210
Texas Instruments Inc.	4.850%	2/8/34	100	104
Texas Instruments Inc.	3.875%	3/15/39	142	132
Texas Instruments Inc.	4.150%	5/15/48	300	267
Texas Instruments Inc.	5.000%	3/14/53	200	201
Texas Instruments Inc.	5.150%	2/8/54	154	158
Texas Instruments Inc.	5.050%	5/18/63	262	262
TSMC Arizona Corp.	1.750%	10/25/26	400	380
TSMC Arizona Corp.	2.500%	10/25/31	200	177
TSMC Arizona Corp.	4.250%	4/22/32	200	199
TSMC Arizona Corp.	3.125%	10/25/41	200	164
TSMC Arizona Corp.	3.250%	10/25/51	200	157
TSMC Arizona Corp.	4.500%	4/22/52	200	197
VMware LLC	4.650%	5/15/27	100	101
VMware LLC	3.900%	8/21/27	300	297
VMware LLC	1.800%	8/15/28	200	182
VMware LLC	4.700%	5/15/30	150	151
VMware LLC	2.200%	8/15/31	300	258
Western Digital Corp.	2.850%	2/1/29	200	182
Workday Inc.	3.500%	4/1/27	200	197
Workday Inc.	3.700%	4/1/29	100	98
Workday Inc.	3.800%	4/1/32	200	190
Xilinx Inc.	2.375%	6/1/30	200	182
				89,821
Utilities (2.6%)
AEP Texas Inc.	3.950%	6/1/28	100	99
AEP Texas Inc.	5.450%	5/15/29	200	209
AEP Texas Inc.	2.100%	7/1/30	200	176
AEP Texas Inc.	5.700%	5/15/34	200	210
AEP Texas Inc.	3.800%	10/1/47	50	39
AEP Texas Inc.	5.250%	5/15/52	89	87
AEP Transmission Co. LLC	5.150%	4/1/34	50	52
AEP Transmission Co. LLC	4.000%	12/1/46	75	64
AEP Transmission Co. LLC	3.750%	12/1/47	100	81
AEP Transmission Co. LLC	3.800%	6/15/49	70	56
AEP Transmission Co. LLC	3.150%	9/15/49	70	50
AEP Transmission Co. LLC	3.650%	4/1/50	150	118
AEP Transmission Co. LLC	4.500%	6/15/52	400	361
AES Corp.	1.375%	1/15/26	300	288
AES Corp.	5.450%	6/1/28	200	206
AES Corp.	2.450%	1/15/31	300	260

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	1.450%	9/15/30	500	428
	Alabama Power Co.	3.940%	9/1/32	331	321
	Alabama Power Co.	6.125%	5/15/38	50	56
	Alabama Power Co.	3.850%	12/1/42	25	21
	Alabama Power Co.	4.150%	8/15/44	75	66
	Alabama Power Co.	3.750%	3/1/45	150	125
	Alabama Power Co.	4.300%	1/2/46	200	178
	Alabama Power Co.	3.700%	12/1/47	50	40
	Alabama Power Co.	4.300%	7/15/48	100	89
	Alabama Power Co.	3.450%	10/1/49	58	45
	Alabama Power Co.	3.125%	7/15/51	107	76
	Alabama Power Co.	3.000%	3/15/52	200	141
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	100	101
	Ameren Corp.	3.650%	2/15/26	80	79
	Ameren Corp.	5.700%	12/1/26	200	206
	Ameren Corp.	1.950%	3/15/27	200	190
	Ameren Corp.	3.500%	1/15/31	100	95
	Ameren Illinois Co.	3.800%	5/15/28	75	74
	Ameren Illinois Co.	4.950%	6/1/33	125	129
	Ameren Illinois Co.	3.700%	12/1/47	150	123
	Ameren Illinois Co.	3.250%	3/15/50	60	44
	Ameren Illinois Co.	5.550%	7/1/54	200	215
	American Electric Power Co. Inc.	3.200%	11/13/27	75	73
	American Electric Power Co. Inc.	4.300%	12/1/28	150	150
	American Electric Power Co. Inc.	5.200%	1/15/29	200	206
	American Electric Power Co. Inc.	5.625%	3/1/33	200	211
	American Electric Power Co. Inc.	3.250%	3/1/50	71	50
	American Electric Power Co. Inc.	6.950%	12/15/54	175	186
	American Electric Power Co. Inc.	7.050%	12/15/54	150	158
	American Electric Power Co. Inc.	3.875%	2/15/62	150	141
	American Water Capital Corp.	2.950%	9/1/27	325	316
	American Water Capital Corp.	3.450%	6/1/29	125	121
	American Water Capital Corp.	2.800%	5/1/30	100	93
	American Water Capital Corp.	4.450%	6/1/32	250	251
	American Water Capital Corp.	5.150%	3/1/34	150	157
	American Water Capital Corp.	6.593%	10/15/37	50	58
	American Water Capital Corp.	4.300%	9/1/45	100	90
	American Water Capital Corp.	3.750%	9/1/47	100	82
	American Water Capital Corp.	4.200%	9/1/48	100	87
	American Water Capital Corp.	4.150%	6/1/49	125	108
	American Water Capital Corp.	3.450%	5/1/50	100	78
	American Water Capital Corp.	3.250%	6/1/51	98	72
	American Water Capital Corp.	5.450%	3/1/54	150	158
	Appalachian Power Co.	3.300%	6/1/27	500	488
	Appalachian Power Co.	5.650%	4/1/34	100	105
	Appalachian Power Co.	4.500%	3/1/49	71	62
	Appalachian Power Co.	3.700%	5/1/50	100	76
	Arizona Public Service Co.	2.950%	9/15/27	50	48
	Arizona Public Service Co.	5.700%	8/15/34	300	317
	Arizona Public Service Co.	4.500%	4/1/42	225	203
	Arizona Public Service Co.	4.350%	11/15/45	125	108
	Arizona Public Service Co.	4.250%	3/1/49	100	84
	Atmos Energy Corp.	3.000%	6/15/27	100	97
	Atmos Energy Corp.	2.625%	9/15/29	100	93
	Atmos Energy Corp.	5.900%	11/15/33	300	330
	Atmos Energy Corp.	5.500%	6/15/41	200	210
	Atmos Energy Corp.	4.150%	1/15/43	100	89
	Atmos Energy Corp.	4.125%	10/15/44	50	44
	Atmos Energy Corp.	3.375%	9/15/49	400	303
	Atmos Energy Corp.	2.850%	2/15/52	200	135
[3]	Atmos Energy Corp.	5.000%	12/15/54	200	195
	Avangrid Inc.	3.800%	6/1/29	195	190
	Avista Corp.	4.350%	6/1/48	75	66
	Avista Corp.	4.000%	4/1/52	72	58
	Baltimore Gas and Electric Co.	2.400%	8/15/26	334	325
	Baltimore Gas and Electric Co.	2.250%	6/15/31	100	88
	Baltimore Gas and Electric Co.	5.300%	6/1/34	100	105
	Baltimore Gas and Electric Co.	3.500%	8/15/46	100	78
	Baltimore Gas and Electric Co.	3.750%	8/15/47	200	162
	Baltimore Gas and Electric Co.	4.250%	9/15/48	50	44

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Baltimore Gas and Electric Co.	3.200%	9/15/49	80	58
Baltimore Gas and Electric Co.	2.900%	6/15/50	100	68
Baltimore Gas and Electric Co.	5.400%	6/1/53	100	104
Baltimore Gas and Electric Co.	5.650%	6/1/54	100	108
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	122
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	685
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	110
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	245
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	151
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	141
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	40
Berkshire Hathaway Energy Co.	4.450%	1/15/49	100	89
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	171
Berkshire Hathaway Energy Co.	4.600%	5/1/53	200	180
Black Hills Corp.	3.950%	1/15/26	75	74
Black Hills Corp.	3.150%	1/15/27	75	73
Black Hills Corp.	3.050%	10/15/29	70	65
Black Hills Corp.	4.350%	5/1/33	75	72
Black Hills Corp.	6.000%	1/15/35	300	320
Black Hills Corp.	4.200%	9/15/46	50	42
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	290
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	57
CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	106	108
CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	50	52
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	125	115
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	62
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	132
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	68
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	149
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	56	53
CenterPoint Energy Inc.	1.450%	6/1/26	200	191
CenterPoint Energy Inc.	4.250%	11/1/28	21	21
CenterPoint Energy Inc.	5.400%	6/1/29	200	208
CenterPoint Energy Inc.	2.950%	3/1/30	80	74
CenterPoint Energy Inc.	2.650%	6/1/31	200	177
CenterPoint Energy Inc.	3.700%	9/1/49	50	38
CenterPoint Energy Inc.	6.850%	2/15/55	100	103
CenterPoint Energy Inc.	7.000%	2/15/55	50	52
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	99
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	86
CenterPoint Energy Resources Corp.	5.400%	3/1/33	147	155
CenterPoint Energy Resources Corp.	5.400%	7/1/34	50	52
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	264
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	42
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	98
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	111
Cleveland Electric Illuminating Co.	5.950%	12/15/36	175	187
CMS Energy Corp.	3.000%	5/15/26	75	73
CMS Energy Corp.	3.450%	8/15/27	50	49
CMS Energy Corp.	4.875%	3/1/44	75	72
CMS Energy Corp.	4.750%	6/1/50	100	96
Commonwealth Edison Co.	2.550%	6/15/26	223	217
Commonwealth Edison Co.	2.950%	8/15/27	75	73
Commonwealth Edison Co.	2.200%	3/1/30	50	45
Commonwealth Edison Co.	5.300%	6/1/34	50	53
Commonwealth Edison Co.	5.900%	3/15/36	150	165
Commonwealth Edison Co.	6.450%	1/15/38	175	201
Commonwealth Edison Co.	4.600%	8/15/43	75	70
Commonwealth Edison Co.	4.700%	1/15/44	175	165
Commonwealth Edison Co.	3.700%	3/1/45	75	62
Commonwealth Edison Co.	3.650%	6/15/46	175	142
Commonwealth Edison Co.	4.000%	3/1/48	150	127
Commonwealth Edison Co.	4.000%	3/1/49	125	104
Commonwealth Edison Co.	3.000%	3/1/50	200	140
Commonwealth Edison Co.	3.850%	3/15/52	200	163
Commonwealth Edison Co.	5.650%	6/1/54	100	108
Connecticut Light and Power Co.	0.750%	12/1/25	500	480
Connecticut Light and Power Co.	3.200%	3/15/27	50	49
Connecticut Light and Power Co.	4.950%	8/15/34	50	51
Connecticut Light and Power Co.	4.300%	4/15/44	150	136

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Light and Power Co.	4.000%	4/1/48	160	137
Connecticut Light and Power Co.	5.250%	1/15/53	200	205
Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	535
Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	76	80
Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	200	214
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	209
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	299
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	84
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	107
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	184
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	344
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	119
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	62
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	300	256
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	214
Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	200	229
Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	200	221
Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	100	108
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	60
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	106
Constellation Energy Generation LLC	5.600%	3/1/28	46	48
Constellation Energy Generation LLC	5.800%	3/1/33	34	36
Constellation Energy Generation LLC	6.125%	1/15/34	200	220
Constellation Energy Generation LLC	6.250%	10/1/39	210	235
Constellation Energy Generation LLC	5.750%	10/1/41	75	79
Constellation Energy Generation LLC	5.600%	6/15/42	155	160
Constellation Energy Generation LLC	6.500%	10/1/53	200	231
Constellation Energy Generation LLC	5.750%	3/15/54	100	106
Consumers Energy Co.	3.800%	11/15/28	75	74
Consumers Energy Co.	4.700%	1/15/30	100	102
Consumers Energy Co.	3.600%	8/15/32	19	18
Consumers Energy Co.	4.625%	5/15/33	75	76
Consumers Energy Co.	3.950%	5/15/43	75	65
Consumers Energy Co.	3.250%	8/15/46	50	39
Consumers Energy Co.	3.950%	7/15/47	50	43
Consumers Energy Co.	4.050%	5/15/48	125	108
Consumers Energy Co.	4.350%	4/15/49	80	72
Consumers Energy Co.	3.100%	8/15/50	80	60
Consumers Energy Co.	3.500%	8/1/51	400	323
Consumers Energy Co.	4.200%	9/1/52	84	74
Consumers Energy Co.	2.500%	5/1/60	59	37
Delmarva Power & Light Co.	4.150%	5/15/45	100	86
Dominion Energy Inc.	3.900%	10/1/25	125	124
Dominion Energy Inc.	1.450%	4/15/26	200	192
Dominion Energy Inc.	2.850%	8/15/26	379	369
Dominion Energy Inc.	4.250%	6/1/28	125	125
Dominion Energy Inc.	3.375%	4/1/30	125	118
Dominion Energy Inc.	2.250%	8/15/31	250	216
Dominion Energy Inc.	4.350%	8/15/32	56	55
Dominion Energy Inc.	5.375%	11/15/32	200	209
Dominion Energy Inc.	6.300%	3/15/33	75	82
Dominion Energy Inc.	5.250%	8/1/33	250	258
Dominion Energy Inc.	5.950%	6/15/35	225	243
Dominion Energy Inc.	4.900%	8/1/41	280	265
Dominion Energy Inc.	4.050%	9/15/42	300	250
Dominion Energy Inc.	4.850%	8/15/52	200	185
Dominion Energy Inc.	7.000%	6/1/54	100	110
Dominion Energy Inc.	6.875%	2/1/55	100	106
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	87
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	56
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	138
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	78
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	70
DTE Electric Co.	4.850%	12/1/26	100	102
DTE Electric Co.	2.250%	3/1/30	450	409
DTE Electric Co.	2.625%	3/1/31	100	91
DTE Electric Co.	3.000%	3/1/32	250	228
DTE Electric Co.	5.200%	3/1/34	50	52
DTE Electric Co.	4.000%	4/1/43	225	197
DTE Electric Co.	3.700%	6/1/46	50	42

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Electric Co.	3.750%	8/15/47	100	81
	DTE Electric Co.	3.950%	3/1/49	78	66
	DTE Electric Co.	2.950%	3/1/50	150	106
	DTE Electric Co.	3.650%	3/1/52	250	199
	DTE Energy Co.	2.850%	10/1/26	300	292
	DTE Energy Co.	4.950%	7/1/27	100	102
	DTE Energy Co.	4.875%	6/1/28	200	204
	DTE Energy Co.	5.100%	3/1/29	200	206
	DTE Energy Co.	3.400%	6/15/29	94	90
	DTE Energy Co.	2.950%	3/1/30	60	55
	DTE Energy Co.	5.850%	6/1/34	450	483
	Duke Energy Carolinas LLC	2.950%	12/1/26	100	98
	Duke Energy Carolinas LLC	3.950%	11/15/28	125	125
	Duke Energy Carolinas LLC	6.000%	12/1/28	125	134
	Duke Energy Carolinas LLC	2.450%	8/15/29	200	185
	Duke Energy Carolinas LLC	2.450%	2/1/30	100	92
	Duke Energy Carolinas LLC	2.550%	4/15/31	200	180
	Duke Energy Carolinas LLC	4.950%	1/15/33	175	180
	Duke Energy Carolinas LLC	4.850%	1/15/34	200	205
	Duke Energy Carolinas LLC	6.100%	6/1/37	100	110
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	28
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	28
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	156
	Duke Energy Carolinas LLC	4.000%	9/30/42	175	153
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	83
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	80
	Duke Energy Carolinas LLC	3.200%	8/15/49	350	255
	Duke Energy Carolinas LLC	5.350%	1/15/53	160	165
	Duke Energy Carolinas LLC	5.400%	1/15/54	100	104
	Duke Energy Corp.	2.650%	9/1/26	80	78
	Duke Energy Corp.	3.150%	8/15/27	140	136
	Duke Energy Corp.	4.300%	3/15/28	200	200
	Duke Energy Corp.	2.450%	6/1/30	100	90
	Duke Energy Corp.	2.550%	6/15/31	200	177
	Duke Energy Corp.	5.750%	9/15/33	100	108
	Duke Energy Corp.	5.450%	6/15/34	200	209
	Duke Energy Corp.	4.800%	12/15/45	125	116
	Duke Energy Corp.	3.750%	9/1/46	180	143
	Duke Energy Corp.	4.200%	6/15/49	115	96
	Duke Energy Corp.	3.500%	6/15/51	140	104
	Duke Energy Corp.	5.000%	8/15/52	250	237
	Duke Energy Corp.	6.100%	9/15/53	150	165
	Duke Energy Corp.	5.800%	6/15/54	275	290
	Duke Energy Corp.	6.450%	9/1/54	150	156
	Duke Energy Corp.	3.250%	1/15/82	200	186
	Duke Energy Florida LLC	3.800%	7/15/28	100	99
	Duke Energy Florida LLC	2.500%	12/1/29	425	393
	Duke Energy Florida LLC	1.750%	6/15/30	100	87
	Duke Energy Florida LLC	2.400%	12/15/31	200	175
	Duke Energy Florida LLC	6.350%	9/15/37	225	255
	Duke Energy Florida LLC	6.400%	6/15/38	200	228
	Duke Energy Florida LLC	3.850%	11/15/42	100	85
	Duke Energy Florida LLC	3.400%	10/1/46	100	77
	Duke Energy Florida LLC	4.200%	7/15/48	100	86
	Duke Energy Florida LLC	6.200%	11/15/53	150	172
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	72	69
	Duke Energy Indiana LLC	5.250%	3/1/34	100	105
	Duke Energy Indiana LLC	6.350%	8/15/38	590	674
	Duke Energy Indiana LLC	3.750%	5/15/46	175	142
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	89
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	20
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	104
	Duke Energy Progress LLC	3.700%	9/1/28	175	173
	Duke Energy Progress LLC	2.000%	8/15/31	200	172
	Duke Energy Progress LLC	5.250%	3/15/33	350	367
	Duke Energy Progress LLC	5.100%	3/15/34	100	104
	Duke Energy Progress LLC	4.375%	3/30/44	300	272
	Duke Energy Progress LLC	4.150%	12/1/44	100	88
	Duke Energy Progress LLC	3.700%	10/15/46	50	40
	Duke Energy Progress LLC	3.600%	9/15/47	50	39

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	2.900%	8/15/51	434	296
	Duke Energy Progress LLC	5.350%	3/15/53	150	155
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	62	59
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	85
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	80
	Edison International	5.750%	6/15/27	25	26
	El Paso Electric Co.	6.000%	5/15/35	250	264
	El Paso Electric Co.	5.000%	12/1/44	75	69
	Emera US Finance LP	3.550%	6/15/26	150	147
	Emera US Finance LP	4.750%	6/15/46	245	218
	Enel Chile SA	4.875%	6/12/28	125	125
	Entergy Arkansas LLC	3.500%	4/1/26	50	50
	Entergy Arkansas LLC	5.450%	6/1/34	50	53
	Entergy Arkansas LLC	2.650%	6/15/51	500	321
	Entergy Arkansas LLC	5.750%	6/1/54	50	54
	Entergy Corp.	2.950%	9/1/26	200	195
	Entergy Corp.	2.800%	6/15/30	100	91
	Entergy Corp.	3.750%	6/15/50	300	229
	Entergy Corp.	7.125%	12/1/54	100	104
	Entergy Louisiana LLC	2.400%	10/1/26	75	73
	Entergy Louisiana LLC	3.120%	9/1/27	100	98
	Entergy Louisiana LLC	3.050%	6/1/31	100	92
	Entergy Louisiana LLC	4.000%	3/15/33	150	144
	Entergy Louisiana LLC	5.350%	3/15/34	50	52
	Entergy Louisiana LLC	5.150%	9/15/34	150	155
	Entergy Louisiana LLC	4.950%	1/15/45	150	144
	Entergy Louisiana LLC	4.200%	9/1/48	167	143
	Entergy Louisiana LLC	4.200%	4/1/50	100	85
	Entergy Louisiana LLC	2.900%	3/15/51	121	81
	Entergy Louisiana LLC	5.700%	3/15/54	250	267
	Entergy Mississippi LLC	2.850%	6/1/28	125	119
	Entergy Mississippi LLC	5.850%	6/1/54	200	217
	Entergy Texas Inc.	1.750%	3/15/31	500	424
	Entergy Texas Inc.	5.550%	9/15/54	50	52
	Essential Utilities Inc.	4.800%	8/15/27	500	507
	Essential Utilities Inc.	3.566%	5/1/29	75	73
	Essential Utilities Inc.	2.704%	4/15/30	100	92
	Essential Utilities Inc.	4.276%	5/1/49	85	73
	Essential Utilities Inc.	3.351%	4/15/50	200	146
	Evergy Inc.	2.900%	9/15/29	400	372
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	146
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	97
	Evergy Kansas Central Inc.	4.125%	3/1/42	510	446
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	86
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	22
	Evergy Kansas Central Inc.	3.250%	9/1/49	100	72
	Evergy Metro Inc.	2.250%	6/1/30	100	89
	Evergy Metro Inc.	4.950%	4/15/33	100	102
	Evergy Metro Inc.	5.400%	4/1/34	250	261
	Evergy Metro Inc.	5.300%	10/1/41	100	101
	Evergy Metro Inc.	4.200%	6/15/47	100	85
[5]	Evergy Missouri West Inc.	5.650%	6/1/34	50	53
	Eversource Energy	3.300%	1/15/28	100	96
	Eversource Energy	4.250%	4/1/29	200	199
	Eversource Energy	5.850%	4/15/31	400	426
	Eversource Energy	3.375%	3/1/32	119	108
	Eversource Energy	5.950%	7/15/34	200	215
	Eversource Energy	3.450%	1/15/50	200	149
	Exelon Corp.	3.400%	4/15/26	200	198
	Exelon Corp.	2.750%	3/15/27	250	242
	Exelon Corp.	5.150%	3/15/28	200	205
	Exelon Corp.	5.150%	3/15/29	100	104
	Exelon Corp.	4.050%	4/15/30	250	246
	Exelon Corp.	4.950%	6/15/35	225	225
	Exelon Corp.	5.625%	6/15/35	20	21
	Exelon Corp.	5.100%	6/15/45	145	142
	Exelon Corp.	4.450%	4/15/46	175	156
	Exelon Corp.	4.100%	3/15/52	100	83
	Exelon Corp.	5.600%	3/15/53	300	313
	FirstEnergy Corp.	3.900%	7/15/27	100	99

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FirstEnergy Corp.	2.250%	9/1/30	150	133
	FirstEnergy Corp.	4.850%	7/15/47	150	138
	FirstEnergy Corp.	3.400%	3/1/50	250	184
[5]	FirstEnergy Transmission LLC	4.550%	1/15/30	100	101
[5]	FirstEnergy Transmission LLC	5.000%	1/15/35	50	51
	Florida Power & Light Co.	4.450%	5/15/26	200	201
	Florida Power & Light Co.	3.300%	5/30/27	50	49
	Florida Power & Light Co.	4.400%	5/15/28	200	202
	Florida Power & Light Co.	5.150%	6/15/29	150	157
	Florida Power & Light Co.	4.625%	5/15/30	200	205
	Florida Power & Light Co.	2.450%	2/3/32	200	177
	Florida Power & Light Co.	5.100%	4/1/33	200	209
	Florida Power & Light Co.	4.800%	5/15/33	200	205
	Florida Power & Light Co.	5.625%	4/1/34	25	27
	Florida Power & Light Co.	5.300%	6/15/34	100	106
	Florida Power & Light Co.	5.960%	4/1/39	325	360
	Florida Power & Light Co.	4.125%	2/1/42	170	153
	Florida Power & Light Co.	4.050%	6/1/42	125	112
	Florida Power & Light Co.	3.700%	12/1/47	150	123
	Florida Power & Light Co.	3.950%	3/1/48	275	236
	Florida Power & Light Co.	3.150%	10/1/49	205	151
	Florida Power & Light Co.	2.875%	12/4/51	500	346
	Florida Power & Light Co.	5.600%	6/15/54	100	109
	Fortis Inc.	3.055%	10/4/26	195	190
	Georgia Power Co.	3.250%	4/1/26	100	99
	Georgia Power Co.	5.004%	2/23/27	75	77
	Georgia Power Co.	4.650%	5/16/28	200	204
	Georgia Power Co.	4.950%	5/17/33	200	206
	Georgia Power Co.	5.250%	3/15/34	150	157
	Georgia Power Co.	4.750%	9/1/40	175	170
	Georgia Power Co.	4.300%	3/15/43	100	90
	Georgia Power Co.	5.125%	5/15/52	150	150
	Iberdrola International BV	6.750%	7/15/36	75	88
	Idaho Power Co.	5.200%	8/15/34	50	52
	Idaho Power Co.	5.800%	4/1/54	200	214
	Indiana Michigan Power Co.	3.850%	5/15/28	250	247
	Indiana Michigan Power Co.	3.750%	7/1/47	150	119
	Indiana Michigan Power Co.	4.250%	8/15/48	100	85
	Indiana Michigan Power Co.	5.625%	4/1/53	100	106
	Interstate Power and Light Co.	4.100%	9/26/28	125	124
	Interstate Power and Light Co.	3.600%	4/1/29	60	58
	Interstate Power and Light Co.	2.300%	6/1/30	100	89
	Interstate Power and Light Co.	4.950%	9/30/34	50	51
	Interstate Power and Light Co.	6.250%	7/15/39	50	56
	Interstate Power and Light Co.	3.700%	9/15/46	75	60
	Interstate Power and Light Co.	5.450%	9/30/54	100	103
	IPALCO Enterprises Inc.	5.750%	4/1/34	100	105
	ITC Holdings Corp.	3.350%	11/15/27	100	97
	ITC Holdings Corp.	5.300%	7/1/43	200	194
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	59	58
[2,3]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	200	202
	Kentucky Utilities Co.	5.125%	11/1/40	125	126
	Kentucky Utilities Co.	4.375%	10/1/45	100	89
	Kentucky Utilities Co.	3.300%	6/1/50	200	147
	Louisville Gas and Electric Co.	3.300%	10/1/25	75	74
	Louisville Gas and Electric Co.	4.250%	4/1/49	170	145
	MidAmerican Energy Co.	3.100%	5/1/27	150	147
	MidAmerican Energy Co.	3.650%	4/15/29	200	196
	MidAmerican Energy Co.	6.750%	12/30/31	125	144
	MidAmerican Energy Co.	5.350%	1/15/34	75	80
	MidAmerican Energy Co.	5.750%	11/1/35	125	137
	MidAmerican Energy Co.	4.800%	9/15/43	100	96
	MidAmerican Energy Co.	3.950%	8/1/47	100	85
	MidAmerican Energy Co.	3.650%	8/1/48	125	101
	MidAmerican Energy Co.	4.250%	7/15/49	200	177
	MidAmerican Energy Co.	5.850%	9/15/54	300	334
	MidAmerican Energy Co.	5.300%	2/1/55	125	129
	Mississippi Power Co.	4.250%	3/15/42	100	88
	National Fuel Gas Co.	5.500%	1/15/26	50	50
	National Fuel Gas Co.	4.750%	9/1/28	50	50

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
National Fuel Gas Co.	2.950%	3/1/31	100	88
National Grid plc	5.809%	6/12/33	200	214
National Grid plc	5.418%	1/11/34	150	156
National Grid USA	5.803%	4/1/35	50	52
National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	95
National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	100	103
National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	100	101
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	147
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	99
National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	75	77
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	300	294
National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	200	208
National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	91
National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	75	78
National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	83
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	198
National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	53	52
National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	100	103
National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	75
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	150	131
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	87
Nevada Power Co.	3.700%	5/1/29	200	196
Nevada Power Co.	2.400%	5/1/30	75	68
Nevada Power Co.	6.750%	7/1/37	75	87
Nevada Power Co.	3.125%	8/1/50	150	104
Nevada Power Co.	6.000%	3/15/54	100	111
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	246
NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	232	236
NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	222	227
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	277
NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	150	154
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	97
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	93
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	447
NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	179	184
NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	214	220
NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	200	208
NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	204	205
NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	150	157
NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	225	243
NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	200	210
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	119
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	100
NiSource Inc.	3.490%	5/15/27	250	246
NiSource Inc.	5.250%	3/30/28	200	206
NiSource Inc.	5.200%	7/1/29	50	52
NiSource Inc.	2.950%	9/1/29	200	188
NiSource Inc.	3.600%	5/1/30	200	192
NiSource Inc.	1.700%	2/15/31	300	253
NiSource Inc.	5.950%	6/15/41	77	82
NiSource Inc.	5.650%	2/1/45	100	104
NiSource Inc.	4.375%	5/15/47	250	220
NiSource Inc.	5.000%	6/15/52	63	61
NiSource Inc.	6.375%	3/31/55	100	102
Northern States Power Co.	6.250%	6/1/36	75	85
Northern States Power Co.	6.200%	7/1/37	50	56
Northern States Power Co.	5.350%	11/1/39	175	183
Northern States Power Co.	3.400%	8/15/42	105	86
Northern States Power Co.	4.000%	8/15/45	50	43
Northern States Power Co.	2.900%	3/1/50	250	175
Northern States Power Co.	2.600%	6/1/51	100	65
Northern States Power Co.	5.100%	5/15/53	150	152
Northern States Power Co.	5.400%	3/15/54	200	211
Northern States Power Co.	5.650%	6/15/54	200	216
NorthWestern Corp.	4.176%	11/15/44	115	99
NSTAR Electric Co.	3.200%	5/15/27	125	122
NSTAR Electric Co.	3.250%	5/15/29	50	48
NSTAR Electric Co.	5.400%	6/1/34	100	106
NSTAR Electric Co.	5.500%	3/15/40	75	78
NSTAR Electric Co.	4.950%	9/15/52	74	72

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	OGE Energy Corp.	5.450%	5/15/29	50	52
	Oglethorpe Power Corp.	5.950%	11/1/39	50	53
	Oglethorpe Power Corp.	5.375%	11/1/40	275	271
	Oglethorpe Power Corp.	3.750%	8/1/50	250	192
[5]	Oglethorpe Power Corp.	5.800%	6/1/54	75	79
	Ohio Edison Co.	6.875%	7/15/36	100	117
	Ohio Power Co.	5.650%	6/1/34	50	53
	Ohio Power Co.	4.150%	4/1/48	100	83
	Ohio Power Co.	4.000%	6/1/49	190	156
	Ohio Power Co.	2.900%	10/1/51	125	82
	Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	74
	Oklahoma Gas and Electric Co.	3.300%	3/15/30	100	95
	Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	95
	Oklahoma Gas and Electric Co.	5.400%	1/15/33	80	84
	Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	42
	Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	61
	Oklahoma Gas and Electric Co.	5.600%	4/1/53	150	158
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	49
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	184
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	59
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	200	216
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	157
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	128
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	70
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	38
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	83
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	41
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	163
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	162
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	64
[5]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	400	425
	ONE Gas Inc.	5.100%	4/1/29	100	104
	ONE Gas Inc.	2.000%	5/15/30	100	89
	ONE Gas Inc.	4.658%	2/1/44	125	117
	ONE Gas Inc.	4.500%	11/1/48	75	67
	Pacific Gas and Electric Co.	3.150%	1/1/26	300	294
	Pacific Gas and Electric Co.	3.300%	3/15/27	500	486
	Pacific Gas and Electric Co.	3.300%	12/1/27	800	772
	Pacific Gas and Electric Co.	3.000%	6/15/28	200	190
	Pacific Gas and Electric Co.	3.750%	7/1/28	300	292
	Pacific Gas and Electric Co.	6.100%	1/15/29	245	259
	Pacific Gas and Electric Co.	5.550%	5/15/29	200	208
	Pacific Gas and Electric Co.	4.550%	7/1/30	700	695
	Pacific Gas and Electric Co.	2.500%	2/1/31	1,000	876
	Pacific Gas and Electric Co.	4.400%	3/1/32	81	79
	Pacific Gas and Electric Co.	6.150%	1/15/33	200	215
	Pacific Gas and Electric Co.	6.400%	6/15/33	46	50
	Pacific Gas and Electric Co.	6.950%	3/15/34	150	171
	Pacific Gas and Electric Co.	5.800%	5/15/34	250	264
	Pacific Gas and Electric Co.	4.500%	7/1/40	500	450
	Pacific Gas and Electric Co.	4.750%	2/15/44	500	447
	Pacific Gas and Electric Co.	4.300%	3/15/45	200	168
	Pacific Gas and Electric Co.	4.950%	7/1/50	575	524
	Pacific Gas and Electric Co.	3.500%	8/1/50	500	362
	Pacific Gas and Electric Co.	6.700%	4/1/53	200	229
	Pacific Gas and Electric Co.	5.900%	10/1/54	300	311
	PacifiCorp	2.700%	9/15/30	50	45
	PacifiCorp	5.300%	2/15/31	48	50
	PacifiCorp	7.700%	11/15/31	250	294
	PacifiCorp	5.450%	2/15/34	100	104
	PacifiCorp	5.250%	6/15/35	56	57
	PacifiCorp	6.100%	8/1/36	100	109
	PacifiCorp	6.250%	10/15/37	125	138
	PacifiCorp	6.350%	7/15/38	75	83
	PacifiCorp	6.000%	1/15/39	116	125
	PacifiCorp	4.100%	2/1/42	56	48
	PacifiCorp	4.125%	1/15/49	50	41
	PacifiCorp	4.150%	2/15/50	150	124
	PacifiCorp	3.300%	3/15/51	100	71
	PacifiCorp	5.350%	12/1/53	200	198

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	5.500%	5/15/54	200	201
	PacifiCorp	5.800%	1/15/55	350	367
	PECO Energy Co.	4.900%	6/15/33	400	411
	PECO Energy Co.	3.900%	3/1/48	75	63
	PECO Energy Co.	2.800%	6/15/50	200	136
	PECO Energy Co.	5.250%	9/15/54	50	52
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	100	82
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	75
	PG&E Recovery Funding LLC	4.838%	6/1/35	150	154
	PG&E Recovery Funding LLC	5.256%	1/15/40	280	295
	PG&E Recovery Funding LLC	5.231%	6/1/42	150	158
	PG&E Recovery Funding LLC	5.536%	7/15/49	90	95
	PG&E Recovery Funding LLC	5.529%	6/1/51	150	158
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	115	113
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/33	42	42
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	97
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/39	75	76
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/43	75	79
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	232
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	200	204
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	95
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	75	76
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	106
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	75	78
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	100	101
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	46
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	58
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	200	144
	Potomac Electric Power Co.	5.200%	3/15/34	50	52
	Potomac Electric Power Co.	6.500%	11/15/37	250	289
	Potomac Electric Power Co.	4.150%	3/15/43	150	133
	Potomac Electric Power Co.	5.500%	3/15/54	50	53
	PPL Capital Funding Inc.	3.100%	5/15/26	100	98
	PPL Capital Funding Inc.	5.250%	9/1/34	50	51
	PPL Electric Utilities Corp.	5.000%	5/15/33	200	206
	PPL Electric Utilities Corp.	4.850%	2/15/34	97	99
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	114
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	137
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	64
	Progress Energy Inc.	7.000%	10/30/31	119	135
	Progress Energy Inc.	6.000%	12/1/39	125	135
	Public Service Co. of Colorado	3.700%	6/15/28	75	74
	Public Service Co. of Colorado	1.900%	1/15/31	100	86
	Public Service Co. of Colorado	1.875%	6/15/31	100	85
	Public Service Co. of Colorado	4.100%	6/1/32	50	49
	Public Service Co. of Colorado	5.350%	5/15/34	100	105
	Public Service Co. of Colorado	3.600%	9/15/42	175	143
	Public Service Co. of Colorado	4.100%	6/15/48	75	63
	Public Service Co. of Colorado	2.700%	1/15/51	100	65
	Public Service Co. of Colorado	5.250%	4/1/53	200	202
	Public Service Co. of Colorado	5.750%	5/15/54	200	217
	Public Service Co. of New Hampshire	3.600%	7/1/49	75	59
	Public Service Co. of New Hampshire	5.150%	1/15/53	54	54
	Public Service Co. of Oklahoma	5.250%	1/15/33	85	87
	Public Service Electric and Gas Co.	2.250%	9/15/26	250	242
	Public Service Electric and Gas Co.	3.000%	5/15/27	75	73
	Public Service Electric and Gas Co.	3.200%	5/15/29	70	67
	Public Service Electric and Gas Co.	2.450%	1/15/30	50	46
	Public Service Electric and Gas Co.	5.200%	3/1/34	100	105
	Public Service Electric and Gas Co.	4.850%	8/1/34	400	409
	Public Service Electric and Gas Co.	3.800%	3/1/46	250	208
	Public Service Electric and Gas Co.	3.850%	5/1/49	200	167
	Public Service Electric and Gas Co.	3.150%	1/1/50	200	147
	Public Service Electric and Gas Co.	2.050%	8/1/50	500	293
	Public Service Electric and Gas Co.	5.450%	3/1/54	150	159
	Public Service Electric and Gas Co.	5.300%	8/1/54	250	262
	Public Service Enterprise Group Inc.	5.875%	10/15/28	100	105
	Public Service Enterprise Group Inc.	5.200%	4/1/29	200	207
	Public Service Enterprise Group Inc.	1.600%	8/15/30	500	427
	Public Service Enterprise Group Inc.	5.450%	4/1/34	100	104

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puget Energy Inc.	4.100%	6/15/30	100	96
Puget Sound Energy Inc.	5.330%	6/15/34	100	105
Puget Sound Energy Inc.	6.274%	3/15/37	125	139
Puget Sound Energy Inc.	5.757%	10/1/39	125	135
Puget Sound Energy Inc.	4.300%	5/20/45	100	87
Puget Sound Energy Inc.	4.223%	6/15/48	125	107
Puget Sound Energy Inc.	3.250%	9/15/49	90	65
Puget Sound Energy Inc.	5.685%	6/15/54	50	54
San Diego Gas & Electric Co.	2.500%	5/15/26	250	244
San Diego Gas & Electric Co.	1.700%	10/1/30	500	433
San Diego Gas & Electric Co.	3.000%	3/15/32	200	182
San Diego Gas & Electric Co.	4.500%	8/15/40	100	96
San Diego Gas & Electric Co.	3.750%	6/1/47	75	61
San Diego Gas & Electric Co.	3.320%	4/15/50	100	74
San Diego Gas & Electric Co.	3.700%	3/15/52	100	79
San Diego Gas & Electric Co.	5.350%	4/1/53	150	154
San Diego Gas & Electric Co.	5.550%	4/15/54	250	264
SCE Recovery Funding LLC	4.697%	6/15/42	71	71
SCE Recovery Funding LLC	2.943%	11/15/44	50	43
SCE Recovery Funding LLC	3.240%	11/15/48	50	39
SCE Recovery Funding LLC	5.112%	12/14/49	50	51
Sempra	3.250%	6/15/27	150	146
Sempra	3.400%	2/1/28	200	194
Sempra	3.800%	2/1/38	200	175
Sempra	6.000%	10/15/39	150	160
Sempra	4.000%	2/1/48	175	142
Sempra	4.125%	4/1/52	200	191
Sempra	6.400%	10/1/54	150	151
Sempra	6.875%	10/1/54	250	260
Sierra Pacific Power Co.	2.600%	5/1/26	100	98
Southern California Edison Co.	5.350%	3/1/26	200	203
Southern California Edison Co.	4.400%	9/6/26	100	101
Southern California Edison Co.	3.650%	3/1/28	100	98
Southern California Edison Co.	5.300%	3/1/28	200	207
Southern California Edison Co.	4.200%	3/1/29	75	75
Southern California Edison Co.	6.650%	4/1/29	75	82
Southern California Edison Co.	5.150%	6/1/29	200	207
Southern California Edison Co.	2.850%	8/1/29	275	258
Southern California Edison Co.	2.250%	6/1/30	300	268
Southern California Edison Co.	2.500%	6/1/31	200	177
Southern California Edison Co.	5.450%	6/1/31	200	212
Southern California Edison Co.	2.750%	2/1/32	130	116
Southern California Edison Co.	5.200%	6/1/34	200	207
Southern California Edison Co.	5.750%	4/1/35	75	80
Southern California Edison Co.	5.350%	7/15/35	200	209
Southern California Edison Co.	5.625%	2/1/36	125	132
Southern California Edison Co.	5.500%	3/15/40	100	104
Southern California Edison Co.	4.500%	9/1/40	275	257
Southern California Edison Co.	4.050%	3/15/42	208	179
Southern California Edison Co.	3.900%	3/15/43	100	84
Southern California Edison Co.	4.000%	4/1/47	335	280
Southern California Edison Co.	4.125%	3/1/48	350	296
Southern California Edison Co.	4.875%	3/1/49	100	95
Southern California Edison Co.	3.650%	6/1/51	200	153
Southern California Edison Co.	3.450%	2/1/52	200	149
Southern California Gas Co.	2.600%	6/15/26	405	395
Southern California Gas Co.	2.950%	4/15/27	200	195
Southern California Gas Co.	2.550%	2/1/30	150	138
Southern California Gas Co.	5.050%	9/1/34	100	103
Southern California Gas Co.	3.750%	9/15/42	75	63
Southern California Gas Co.	4.125%	6/1/48	75	64
Southern California Gas Co.	3.950%	2/15/50	70	57
Southern California Gas Co.	5.750%	6/1/53	100	107
Southern California Gas Co.	5.600%	4/1/54	50	53
Southern Co Gas Capital Corp.	4.950%	9/15/34	150	151
Southern Co.	3.250%	7/1/26	350	344
Southern Co.	5.113%	8/1/27	200	205
Southern Co.	1.750%	3/15/28	300	275
Southern Co.	4.850%	6/15/28	200	205
Southern Co.	5.500%	3/15/29	150	157

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co.	5.700%	10/15/32	90	96
	Southern Co.	5.200%	6/15/33	200	207
	Southern Co.	5.700%	3/15/34	50	54
	Southern Co.	4.850%	3/15/35	350	353
	Southern Co.	4.250%	7/1/36	200	190
	Southern Co.	4.400%	7/1/46	360	323
	Southern Co.	4.000%	1/15/51	300	296
	Southern Co.	3.750%	9/15/51	200	194
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	74
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	89	76
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	90	93
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	80
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	45
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	82
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	87
	Southern Power Co.	4.150%	12/1/25	100	100
	Southern Power Co.	5.150%	9/15/41	100	99
	Southern Power Co.	5.250%	7/15/43	50	50
	Southern Power Co.	4.950%	12/15/46	75	71
	Southwest Gas Corp.	3.700%	4/1/28	50	49
	Southwest Gas Corp.	4.050%	3/15/32	200	190
	Southwest Gas Corp.	3.800%	9/29/46	75	60
	Southwest Gas Corp.	4.150%	6/1/49	25	20
	Southwestern Electric Power Co.	2.750%	10/1/26	445	431
	Southwestern Electric Power Co.	4.100%	9/15/28	100	99
	Southwestern Electric Power Co.	6.200%	3/15/40	75	82
	Southwestern Electric Power Co.	3.900%	4/1/45	100	80
	Southwestern Electric Power Co.	3.850%	2/1/48	175	136
	Southwestern Electric Power Co.	3.250%	11/1/51	200	138
	Southwestern Public Service Co.	4.500%	8/15/41	100	91
	Southwestern Public Service Co.	3.700%	8/15/47	75	60
	Southwestern Public Service Co.	4.400%	11/15/48	75	64
	Southwestern Public Service Co.	3.750%	6/15/49	75	59
	Southwestern Public Service Co.	3.150%	5/1/50	100	70
	Southwestern Public Service Co.	6.000%	6/1/54	200	219
	Spire Missouri Inc.	5.150%	8/15/34	50	52
	Tampa Electric Co.	4.350%	5/15/44	50	45
	Tampa Electric Co.	4.300%	6/15/48	75	65
	Tampa Electric Co.	4.450%	6/15/49	125	113
	Tampa Electric Co.	3.625%	6/15/50	50	39
	Tampa Electric Co.	5.000%	7/15/52	100	97
	Toledo Edison Co.	6.150%	5/15/37	75	84
	Tucson Electric Power Co.	5.200%	9/15/34	50	51
	Tucson Electric Power Co.	5.500%	4/15/53	66	68
	Union Electric Co.	2.950%	6/15/27	72	70
	Union Electric Co.	2.950%	3/15/30	350	327
	Union Electric Co.	2.150%	3/15/32	200	171
	Union Electric Co.	5.200%	4/1/34	250	261
	Union Electric Co.	8.450%	3/15/39	150	201
	Union Electric Co.	3.650%	4/15/45	125	101
	Union Electric Co.	4.000%	4/1/48	175	148
	Union Electric Co.	3.250%	10/1/49	175	129
	Union Electric Co.	3.900%	4/1/52	100	82
	Union Electric Co.	5.250%	1/15/54	150	152
[3]	Union Electric Co.	5.125%	3/15/55	50	50
	Virginia Electric and Power Co.	2.950%	11/15/26	276	270
	Virginia Electric and Power Co.	3.500%	3/15/27	250	247
	Virginia Electric and Power Co.	3.800%	4/1/28	150	149
	Virginia Electric and Power Co.	2.875%	7/15/29	275	259
	Virginia Electric and Power Co.	2.300%	11/15/31	200	174
	Virginia Electric and Power Co.	2.400%	3/30/32	200	174
	Virginia Electric and Power Co.	5.000%	4/1/33	200	205
	Virginia Electric and Power Co.	5.050%	8/15/34	50	51
	Virginia Electric and Power Co.	6.000%	1/15/36	125	137
	Virginia Electric and Power Co.	6.000%	5/15/37	150	164
	Virginia Electric and Power Co.	6.350%	11/30/37	50	56
	Virginia Electric and Power Co.	4.000%	1/15/43	90	77
	Virginia Electric and Power Co.	4.450%	2/15/44	125	114
	Virginia Electric and Power Co.	4.200%	5/15/45	75	65
	Virginia Electric and Power Co.	4.000%	11/15/46	100	84

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric and Power Co.	3.800%	9/15/47	100	81
	Virginia Electric and Power Co.	4.600%	12/1/48	175	161
	Virginia Electric and Power Co.	3.300%	12/1/49	98	72
	Virginia Electric and Power Co.	2.450%	12/15/50	110	68
	Virginia Electric and Power Co.	2.950%	11/15/51	200	136
	Virginia Electric and Power Co.	4.625%	5/15/52	250	229
	Virginia Electric and Power Co.	5.450%	4/1/53	200	208
	Virginia Electric and Power Co.	5.550%	8/15/54	50	53
[2]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	25	25
[2]	Virginia Power Fuel Securitization LLC	4.877%	5/1/33	150	155
	Washington Gas Light Co.	3.796%	9/15/46	100	81
	Washington Gas Light Co.	3.650%	9/15/49	30	23
	WEC Energy Group Inc.	1.375%	10/15/27	500	460
	WEC Energy Group Inc.	4.750%	1/15/28	250	254
	WEC Energy Group Inc.	2.200%	12/15/28	200	185
	Wisconsin Electric Power Co.	5.000%	5/15/29	100	104
	Wisconsin Electric Power Co.	4.750%	9/30/32	90	93
	Wisconsin Electric Power Co.	4.600%	10/1/34	50	50
	Wisconsin Electric Power Co.	4.300%	10/15/48	100	89
	Wisconsin Electric Power Co.	5.050%	10/1/54	100	99
	Wisconsin Power and Light Co.	5.375%	3/30/34	50	52
	Wisconsin Power and Light Co.	6.375%	8/15/37	100	112
	Wisconsin Power and Light Co.	3.650%	4/1/50	50	39
	Wisconsin Public Service Corp.	3.300%	9/1/49	125	92
	Xcel Energy Inc.	3.350%	12/1/26	75	73
	Xcel Energy Inc.	1.750%	3/15/27	200	188
	Xcel Energy Inc.	4.000%	6/15/28	75	74
	Xcel Energy Inc.	2.600%	12/1/29	200	183
	Xcel Energy Inc.	3.400%	6/1/30	250	237
	Xcel Energy Inc.	4.600%	6/1/32	200	198
	Xcel Energy Inc.	5.500%	3/15/34	200	208
	Xcel Energy Inc.	3.500%	12/1/49	100	74
					119,150
Total Corporate Bonds (Cost $1,291,159)					1,222,461
Sovereign Bonds (3.3%)
	African Development Bank	0.875%	3/23/26	600	574
	African Development Bank	0.875%	7/22/26	400	380
	African Development Bank	4.625%	1/4/27	300	306
	African Development Bank	4.125%	2/25/27	600	606
	African Development Bank	4.375%	11/3/27	500	510
	African Development Bank	4.375%	3/14/28	375	384
	African Development Bank	3.500%	9/18/29	375	372
	African Development Bank	5.750%	Perpetual	200	199
	Asian Development Bank	4.250%	1/9/26	800	803
	Asian Development Bank	0.500%	2/4/26	850	813
	Asian Development Bank	2.000%	4/24/26	100	97
	Asian Development Bank	4.875%	5/21/26	572	582
	Asian Development Bank	2.625%	1/12/27	200	195
	Asian Development Bank	4.125%	1/12/27	500	505
	Asian Development Bank	1.500%	1/20/27	1,125	1,072
	Asian Development Bank	2.375%	8/10/27	275	266
	Asian Development Bank	6.220%	8/15/27	100	106
	Asian Development Bank	3.125%	8/20/27	725	715
	Asian Development Bank	2.500%	11/2/27	673	651
	Asian Development Bank	3.750%	4/25/28	525	527
	Asian Development Bank	1.250%	6/9/28	210	193
	Asian Development Bank	5.820%	6/16/28	148	158
	Asian Development Bank	4.500%	8/25/28	625	644
	Asian Development Bank	3.125%	9/26/28	130	128
	Asian Development Bank	4.375%	3/6/29	500	515
	Asian Development Bank	3.625%	8/28/29	540	540
	Asian Development Bank	1.750%	9/19/29	200	183
	Asian Development Bank	1.875%	1/24/30	200	183
	Asian Development Bank	0.750%	10/8/30	500	422
	Asian Development Bank	1.500%	3/4/31	500	437
	Asian Development Bank	3.125%	4/27/32	400	383
	Asian Development Bank	3.875%	9/28/32	225	227
	Asian Development Bank	4.000%	1/12/33	380	384

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Asian Development Bank	3.875%	6/14/33	425	425
	Asian Development Bank	4.125%	1/12/34	500	509
	Asian Infrastructure Investment Bank	3.375%	6/29/25	200	199
	Asian Infrastructure Investment Bank	0.500%	1/27/26	600	573
	Asian Infrastructure Investment Bank	4.875%	9/14/26	300	306
	Asian Infrastructure Investment Bank	4.000%	1/18/28	450	455
	Asian Infrastructure Investment Bank	4.125%	1/18/29	300	305
	Asian Infrastructure Investment Bank	4.250%	3/13/34	150	154
	Canada	0.750%	5/19/26	800	762
	Canada	3.750%	4/26/28	525	528
	Canada	4.625%	4/30/29	355	370
	Corp. Andina de Fomento	5.250%	11/21/25	620	626
	Corp. Andina de Fomento	4.750%	4/1/26	130	131
	Corp. Andina de Fomento	2.250%	2/8/27	210	201
	Corp. Andina de Fomento	6.000%	4/26/27	200	209
	Corp. Andina de Fomento	4.125%	1/7/28	50	50
	Council of Europe Development Bank	3.750%	5/25/26	250	250
	Council of Europe Development Bank	0.875%	9/22/26	200	189
	Council of Europe Development Bank	3.625%	1/26/28	280	280
	Council of Europe Development Bank	4.125%	1/24/29	100	102
	Council Of Europe Development Bank	4.625%	6/11/27	124	127
	European Bank for Reconstruction & Development	0.500%	11/25/25	500	480
	European Bank for Reconstruction & Development	0.500%	1/28/26	500	478
	European Bank for Reconstruction & Development	4.375%	3/9/28	400	409
	European Bank for Reconstruction & Development	4.125%	1/25/29	800	814
	European Bank for Reconstruction & Development	4.250%	3/13/34	200	205
	European Investment Bank	0.375%	12/15/25	2,000	1,916
	European Investment Bank	0.375%	3/26/26	1,000	950
	European Investment Bank	0.750%	10/26/26	450	424
	European Investment Bank	1.375%	3/15/27	600	568
	European Investment Bank	4.375%	3/19/27	725	738
	European Investment Bank	2.375%	5/24/27	225	218
	European Investment Bank	0.625%	10/21/27	500	457
	European Investment Bank	3.250%	11/15/27	500	495
	European Investment Bank	3.875%	3/15/28	1,100	1,109
	European Investment Bank	4.500%	10/16/28	600	620
	European Investment Bank	4.000%	2/15/29	500	507
	European Investment Bank	4.750%	6/15/29	875	917
	European Investment Bank	1.625%	10/9/29	125	114
	European Investment Bank	3.750%	11/15/29	880	884
	European Investment Bank	0.875%	5/17/30	200	172
	European Investment Bank	3.625%	7/15/30	800	798
	European Investment Bank	0.750%	9/23/30	500	423
	European Investment Bank	3.750%	2/14/33	425	422
	European Investment Bank	4.125%	2/13/34	775	789
	European Investment Bank	4.875%	2/15/36	325	352
[6]	Export Development Canada	4.375%	6/29/26	550	555
[6]	Export Development Canada	3.000%	5/25/27	450	442
[6]	Export Development Canada	3.750%	9/7/27	440	441
[6]	Export Development Canada	3.875%	2/14/28	400	403
[6]	Export Development Canada	4.125%	2/13/29	600	611
[6]	Export Development Canada	4.750%	6/5/34	175	187
	Export-Import Bank of Korea	2.625%	5/26/26	200	195
	Export-Import Bank of Korea	4.625%	1/11/27	200	203
	Export-Import Bank of Korea	1.625%	1/18/27	200	190
	Export-Import Bank of Korea	4.000%	9/11/27	200	201
	Export-Import Bank of Korea	4.250%	9/15/27	200	202
	Export-Import Bank of Korea	4.000%	9/11/29	200	200
	Export-Import Bank of Korea	1.250%	9/21/30	500	424
	Export-Import Bank of Korea	2.125%	1/18/32	200	171
	Export-Import Bank of Korea	5.125%	1/11/33	200	209
	Export-Import Bank of Korea	5.125%	9/18/33	200	210
	Export-Import Bank of Korea	2.500%	6/29/41	70	52
	Inter-American Development Bank	0.875%	4/20/26	500	478
	Inter-American Development Bank	4.500%	5/15/26	475	480
	Inter-American Development Bank	2.000%	6/2/26	750	728
	Inter-American Development Bank	2.000%	7/23/26	100	97
	Inter-American Development Bank	4.375%	2/1/27	400	406
	Inter-American Development Bank	2.375%	7/7/27	450	435
	Inter-American Development Bank	0.625%	9/16/27	800	733

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Development Bank	4.000%	1/12/28	920	930
	Inter-American Development Bank	1.125%	7/20/28	300	274
	Inter-American Development Bank	3.125%	9/18/28	875	859
	Inter-American Development Bank	4.125%	2/15/29	500	510
	Inter-American Development Bank	1.125%	1/13/31	350	299
	Inter-American Development Bank	3.625%	9/17/31	875	867
	Inter-American Development Bank	3.500%	4/12/33	400	389
	Inter-American Development Bank	4.500%	9/13/33	500	523
	Inter-American Development Bank	4.375%	7/17/34	349	362
	Inter-American Development Bank	3.875%	10/28/41	200	188
	Inter-American Development Bank	3.200%	8/7/42	100	86
	Inter-American Investment Corp.	3.625%	2/17/27	50	50
	Inter-American Investment Corp.	4.125%	2/15/28	250	253
	Inter-American Investment Corp.	4.750%	9/19/28	100	104
	Inter-American Investment Corp.	4.250%	2/14/29	175	179
	International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,925
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	465
	International Bank for Reconstruction & Development	4.750%	4/10/26	600	608
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	499
	International Bank for Reconstruction & Development	4.000%	8/27/26	144	145
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	338
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	824
	International Bank for Reconstruction & Development	3.500%	7/12/28	875	871
	International Bank for Reconstruction & Development	4.625%	8/1/28	775	802
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,363
	International Bank for Reconstruction & Development	3.625%	9/21/29	775	774
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	183
	International Bank for Reconstruction & Development	3.875%	2/14/30	650	656
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	344
	International Bank for Reconstruction & Development	4.000%	7/25/30	625	635
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	676
	International Bank for Reconstruction & Development	4.000%	1/10/31	400	406
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	559
	International Bank for Reconstruction & Development	4.500%	4/10/31	925	965
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,302
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	184
	International Bank for Reconstruction & Development	4.750%	11/14/33	300	320
	International Bank for Reconstruction & Development	3.875%	8/28/34	513	511
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	266
	International Finance Corp.	2.125%	4/7/26	600	585
	International Finance Corp.	4.375%	1/15/27	175	178
	International Finance Corp.	4.500%	7/13/28	175	181
	International Finance Corp.	4.250%	7/2/29	700	718
[7]	Israel Government Aid Bond	5.500%	9/18/33	100	110
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	442	434
[8]	Japan Bank for International Cooperation	4.250%	1/26/26	470	471
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	195
[8]	Japan Bank for International Cooperation	4.250%	4/27/26	250	251
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	193
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	195
[8]	Japan Bank for International Cooperation	4.625%	7/22/27	1,000	1,021
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	774
[8]	Japan Bank for International Cooperation	4.625%	7/19/28	125	129
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	294
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	346
[8]	Japan Bank for International Cooperation	2.125%	2/16/29	420	391
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	425
[8]	Japan Bank for International Cooperation	4.375%	1/24/31	200	205
[8]	Japan Bank for International Cooperation	4.625%	4/17/34	200	209
[8]	Japan International Cooperation Agency	2.750%	4/27/27	300	291
[8]	Japan International Cooperation Agency	3.250%	5/25/27	200	197
[8]	Japan International Cooperation Agency	4.000%	5/23/28	150	151
[8]	Japan International Cooperation Agency	4.750%	5/21/29	98	102
[8]	Japan International Cooperation Agency	1.750%	4/28/31	200	174
[9]	KFW	0.625%	1/22/26	1,000	958
[9]	KFW	5.000%	3/16/26	1,600	1,626
[9]	KFW	3.625%	4/1/26	575	573
[9]	KFW	4.625%	8/7/26	700	711
[9]	KFW	1.000%	10/1/26	1,000	948
[9]	KFW	4.375%	3/1/27	625	636

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	KFW	3.000%	5/20/27	560	551
[3,9]	KFW	3.500%	8/27/27	425	424
[9]	KFW	3.750%	2/15/28	800	803
[9]	KFW	2.875%	4/3/28	500	488
[9]	KFW	3.875%	6/15/28	750	757
[9]	KFW	4.000%	3/15/29	200	203
[9]	KFW	1.750%	9/14/29	175	160
[9]	KFW	4.750%	10/29/30	275	291
[9]	KFW	4.125%	7/15/33	700	713
[9]	KFW	4.375%	2/28/34	275	286
[9]	KFW	0.000%	4/18/36	400	252
[9]	KFW	0.000%	6/29/37	200	120
	Korea Development Bank	5.375%	10/23/26	200	205
	Korea Development Bank	4.625%	2/15/27	200	203
	Korea Development Bank	1.375%	4/25/27	200	187
	Korea Development Bank	4.375%	2/15/28	450	454
	Korea Development Bank	1.625%	1/19/31	400	339
	Korea Development Bank	4.375%	2/15/33	450	447
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	265
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	242
[9]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	275	277
[9]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	240	250
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	425
[9]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	200	216
	Nordic Investment Bank	5.000%	10/15/25	200	202
	Nordic Investment Bank	0.500%	1/21/26	200	191
	Nordic Investment Bank	4.375%	3/14/28	450	460
	Nordic Investment Bank	4.250%	2/28/29	225	230
[10]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	140	140
[10]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	477
[10]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	140	143
[10]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	336	345
[10]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	400	399
[10]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	250	255
[10]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	100	102
[10]	Oesterreichische Kontrollbank AG	3.750%	9/5/29	200	201
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	150	151
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	468	470
	Oriental Republic of Uruguay	5.750%	10/28/34	463	503
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	195	242
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	200	184
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	695	693
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	370	359
[2]	Oriental Republic of Uruguay	5.250%	9/10/60	230	230
	Province of Alberta	3.300%	3/15/28	250	246
	Province of Alberta	4.500%	6/26/29	229	236
	Province of Alberta	1.300%	7/22/30	500	433
	Province of Alberta	4.500%	1/24/34	200	205
	Province of British Columbia	2.250%	6/2/26	300	292
	Province of British Columbia	0.900%	7/20/26	300	285
	Province of British Columbia	4.800%	11/15/28	200	208
	Province of British Columbia	4.900%	4/24/29	600	627
	Province of British Columbia	4.200%	7/6/33	250	251
	Province of British Columbia	4.750%	6/12/34	544	569
	Province of Manitoba	2.125%	6/22/26	90	87
	Province of Manitoba	1.500%	10/25/28	350	321
	Province of Manitoba	4.300%	7/27/33	250	252
	Province of Manitoba	4.900%	5/31/34	156	165
	Province of New Brunswick	3.625%	2/24/28	105	104
	Province of Ontario	2.500%	4/27/26	250	245
	Province of Ontario	2.300%	6/15/26	900	876
	Province of Ontario	3.100%	5/19/27	600	590
	Province of Ontario	4.200%	1/18/29	350	355
	Province of Ontario	3.700%	9/17/29	500	498
	Province of Ontario	2.000%	10/2/29	585	537
	Province of Ontario	1.125%	10/7/30	500	427
	Province of Ontario	1.600%	2/25/31	600	521
	Province of Ontario	1.800%	10/14/31	200	174
	Province of Ontario	5.050%	4/24/34	321	343
	Province of Quebec	2.500%	4/20/26	200	196

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Quebec	2.750%	4/12/27	850	830
	Province of Quebec	3.625%	4/13/28	250	249
	Province of Quebec	4.500%	4/3/29	440	453
	Province of Quebec	7.500%	9/15/29	475	552
	Province of Quebec	1.350%	5/28/30	400	349
	Province of Quebec	1.900%	4/21/31	1,200	1,058
	Province of Quebec	4.500%	9/8/33	275	282
	Republic of Chile	3.125%	1/21/26	485	476
	Republic of Chile	2.750%	1/31/27	250	241
	Republic of Chile	3.240%	2/6/28	460	445
	Republic of Chile	4.850%	1/22/29	200	204
	Republic of Chile	2.450%	1/31/31	200	179
	Republic of Chile	2.550%	1/27/32	200	177
	Republic of Chile	2.550%	7/27/33	400	343
	Republic of Chile	3.500%	1/31/34	600	551
	Republic of Chile	4.950%	1/5/36	200	203
	Republic of Chile	3.100%	5/7/41	300	235
	Republic of Chile	4.340%	3/7/42	400	366
	Republic of Chile	3.500%	1/25/50	275	212
	Republic of Chile	4.000%	1/31/52	200	166
	Republic of Chile	5.330%	1/5/54	200	203
	Republic of Chile	3.100%	1/22/61	500	333
	Republic of Chile	3.250%	9/21/71	200	134
	Republic of Hungary	7.625%	3/29/41	240	286
	Republic of Indonesia	4.100%	4/24/28	200	200
	Republic of Indonesia	4.750%	2/11/29	425	435
	Republic of Indonesia	4.400%	3/10/29	300	303
	Republic of Indonesia	3.400%	9/18/29	200	193
	Republic of Indonesia	2.850%	2/14/30	200	186
	Republic of Indonesia	3.850%	10/15/30	200	195
	Republic of Indonesia	4.750%	9/10/34	200	202
	Republic of Indonesia	4.350%	1/11/48	725	669
	Republic of Indonesia	3.700%	10/30/49	200	165
	Republic of Indonesia	4.200%	10/15/50	430	385
	Republic of Indonesia	3.050%	3/12/51	400	292
	Republic of Indonesia	4.300%	3/31/52	200	181
	Republic of Indonesia	5.450%	9/20/52	200	212
	Republic of Indonesia	5.650%	1/11/53	200	217
	Republic of Indonesia	5.100%	2/10/54	200	203
	Republic of Indonesia	3.200%	9/23/61	200	140
	Republic of Indonesia	4.450%	4/15/70	200	178
	Republic of Italy	1.250%	2/17/26	500	480
	Republic of Italy	2.875%	10/17/29	400	371
	Republic of Italy	5.375%	6/15/33	475	489
	Republic of Italy	4.000%	10/17/49	500	384
	Republic of Italy	3.875%	5/6/51	400	294
	Republic of Korea	5.625%	11/3/25	100	102
	Republic of Korea	2.750%	1/19/27	1,000	978
	Republic of Korea	2.500%	6/19/29	200	189
	Republic of Korea	4.500%	7/3/29	200	207
	Republic of Korea	1.750%	10/15/31	200	173
	Republic of Korea	3.875%	9/20/48	125	112
	Republic of Panama	7.125%	1/29/26	168	173
	Republic of Panama	8.875%	9/30/27	238	264
	Republic of Panama	3.875%	3/17/28	460	444
	Republic of Panama	9.375%	4/1/29	200	232
	Republic of Panama	3.160%	1/23/30	200	179
	Republic of Panama	7.500%	3/1/31	200	219
	Republic of Panama	2.252%	9/29/32	500	387
	Republic of Panama	6.400%	2/14/35	400	409
[2]	Republic of Panama	6.700%	1/26/36	292	305
	Republic of Panama	6.875%	1/31/36	200	210
	Republic of Panama	8.000%	3/1/38	200	226
[2]	Republic of Panama	4.500%	5/15/47	100	76
[2]	Republic of Panama	4.500%	4/16/50	560	412
[2]	Republic of Panama	4.300%	4/29/53	400	284
	Republic of Panama	4.500%	4/1/56	500	360
	Republic of Panama	7.875%	3/1/57	100	113
[2]	Republic of Panama	3.870%	7/23/60	750	472
	Republic of Panama	4.500%	1/19/63	200	140

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Peru	2.392%	1/23/26	200	194
	Republic of Peru	2.844%	6/20/30	500	456
	Republic of Peru	2.783%	1/23/31	900	803
	Republic of Peru	1.862%	12/1/32	350	281
	Republic of Peru	8.750%	11/21/33	505	636
	Republic of Peru	3.000%	1/15/34	250	215
	Republic of Peru	5.375%	2/8/35	50	51
[2]	Republic of Peru	6.550%	3/14/37	325	364
	Republic of Peru	3.300%	3/11/41	200	158
	Republic of Peru	5.625%	11/18/50	200	206
	Republic of Peru	3.550%	3/10/51	300	228
	Republic of Peru	5.875%	8/8/54	320	336
	Republic of Peru	3.600%	1/15/72	175	120
	Republic of Peru	3.230%	7/28/21	525	313
	Republic of Philippines	5.500%	3/30/26	225	229
	Republic of Philippines	5.170%	10/13/27	300	309
	Republic of Philippines	3.000%	2/1/28	400	385
	Republic of Philippines	3.750%	1/14/29	200	196
	Republic of Philippines	9.500%	2/2/30	300	373
	Republic of Philippines	2.457%	5/5/30	200	182
	Republic of Philippines	7.750%	1/14/31	400	473
	Republic of Philippines	1.648%	6/10/31	200	169
	Republic of Philippines	1.950%	1/6/32	200	169
	Republic of Philippines	6.375%	1/15/32	200	223
	Republic of Philippines	5.609%	4/13/33	300	321
	Republic of Philippines	5.000%	7/17/33	200	206
	Republic of Philippines	5.250%	5/14/34	200	209
	Republic of Philippines	6.375%	10/23/34	550	626
	Republic of Philippines	4.750%	3/5/35	200	202
	Republic of Philippines	3.950%	1/20/40	400	362
	Republic of Philippines	3.700%	3/1/41	400	347
	Republic of Philippines	3.700%	2/2/42	350	302
	Republic of Philippines	2.950%	5/5/45	200	148
	Republic of Philippines	2.650%	12/10/45	200	141
	Republic of Philippines	3.200%	7/6/46	500	381
	Republic of Philippines	5.950%	10/13/47	200	225
	Republic of Philippines	5.600%	5/14/49	200	216
	Republic of Philippines	5.175%	9/5/49	200	203
	Republic of Poland	3.250%	4/6/26	500	494
	Republic of Poland	5.500%	11/16/27	225	235
	Republic of Poland	4.625%	3/18/29	300	307
	Republic of Poland	5.750%	11/16/32	200	215
	Republic of Poland	4.875%	10/4/33	400	407
	Republic of Poland	5.125%	9/18/34	500	514
	Republic of Poland	5.500%	4/4/53	440	451
	Republic of Poland	5.500%	3/18/54	600	613
	State of Israel	2.875%	3/16/26	200	193
	State of Israel	5.375%	3/12/29	200	203
	State of Israel	2.500%	1/15/30	200	175
	State of Israel	2.750%	7/3/30	350	306
	State of Israel	4.500%	1/17/33	450	422
	State of Israel	5.500%	3/12/34	600	598
	State of Israel	4.500%	1/30/43	200	170
	State of Israel	4.125%	1/17/48	250	194
	State of Israel	3.375%	1/15/50	200	136
	State of Israel	3.875%	7/3/50	400	292
	State of Israel	5.750%	3/12/54	500	476
	State of Israel	4.500%	4/3/20	200	147
	Svensk Exportkredit AB	4.625%	11/28/25	247	248
	Svensk Exportkredit AB	4.375%	2/13/26	250	251
	Svensk Exportkredit AB	4.875%	9/14/26	200	204
	Svensk Exportkredit AB	2.250%	3/22/27	200	193
	Svensk Exportkredit AB	3.750%	9/13/27	250	250
	Svensk Exportkredit AB	4.125%	6/14/28	250	253
	Svensk Exportkredit AB	4.250%	2/1/29	200	204
	Svensk Exportkredit AB	4.875%	10/4/30	200	211
	United Mexican States	4.125%	1/21/26	445	443
	United Mexican States	4.150%	3/28/27	800	795
	United Mexican States	3.750%	1/11/28	675	658
	United Mexican States	4.500%	4/22/29	650	643

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Mexican States	5.000%	5/7/29	200	201
United Mexican States	3.250%	4/16/30	385	353
United Mexican States	2.659%	5/24/31	600	516
United Mexican States	8.300%	8/15/31	220	264
United Mexican States	4.750%	4/27/32	300	289
United Mexican States	7.500%	4/8/33	100	115
United Mexican States	6.750%	9/27/34	200	216
United Mexican States	6.350%	2/9/35	300	315
United Mexican States	6.000%	5/7/36	701	715
United Mexican States	6.050%	1/11/40	633	642
United Mexican States	4.280%	8/14/41	665	545
United Mexican States	4.750%	3/8/44	765	648
United Mexican States	5.550%	1/21/45	200	191
United Mexican States	4.600%	1/23/46	600	489
United Mexican States	4.350%	1/15/47	360	284
United Mexican States	4.600%	2/10/48	255	205
United Mexican States	4.500%	1/31/50	200	159
United Mexican States	5.000%	4/27/51	600	507
United Mexican States	4.400%	2/12/52	300	231
United Mexican States	6.338%	5/4/53	600	597
United Mexican States	6.400%	5/7/54	438	439
United Mexican States	3.771%	5/24/61	800	523
United Mexican States	5.750%	10/12/10	342	298
Total Sovereign Bonds (Cost $162,184)				155,235
Taxable Municipal Bonds (0.5%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	15	15
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	239
American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/50	50	62
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	50	59
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	285
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	123
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	100	123
Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	72
California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/27	60	61
California GO	2.650%	4/1/26	75	74
California GO	1.700%	2/1/28	100	94
California GO	3.500%	4/1/28	150	149
California GO	5.125%	9/1/29	100	106
California GO	2.500%	10/1/29	70	66
California GO	6.000%	3/1/33	100	112
California GO	4.500%	4/1/33	190	192
California GO	7.500%	4/1/34	350	420
California GO	5.150%	9/1/34	50	53
California GO	5.125%	3/1/38	100	103
California GO	4.600%	4/1/38	300	295
California GO	7.550%	4/1/39	630	792
California GO	7.300%	10/1/39	75	90
California GO	7.350%	11/1/39	375	454
California GO	7.625%	3/1/40	205	256
California GO	7.600%	11/1/40	200	255
California GO	5.200%	3/1/43	100	102
California State University College & University Revenue	3.899%	11/1/47	50	45
California State University College & University Revenue	2.975%	11/1/51	140	104
California State University College & University Revenue	5.183%	11/1/53	100	101
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/39	50	53
Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	143
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	71
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	38
Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	116	133
Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	119
Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	93
Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	94
Commonwealth of Massachusetts GO	5.456%	12/1/39	150	159
Commonwealth of Massachusetts GO	2.900%	9/1/49	100	74
Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	99	98
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	53
Connecticut GO	5.090%	10/1/30	175	177
Connecticut GO	5.850%	3/15/32	200	217
Cook County IL GO	6.229%	11/15/34	50	55

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	109
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	49
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	86
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	174
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	59
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	94
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	101
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	52
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	145
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	93
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/33	85	83
	Empire State Development Corp. Income Tax Revenue	5.770%	3/15/39	135	140
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/29	15	15
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	122
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	233	266
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	141	161
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	71	84
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	85
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	145	134
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	156
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	395	304
	Houston TX GO	6.290%	3/1/32	90	98
	Illinois GO	5.100%	6/1/33	1,417	1,439
	Illinois GO	6.630%	2/1/35	85	91
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	55
	Indiana Finance Authority Appropriations Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	75	58
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	125	126
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	102
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	64
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	79
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	61
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/45	100	117
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	100	118
	Louisiana Gasoline & Fuel Sales Tax Revenue	2.952%	5/1/41	50	40
	Louisiana Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/39	200	209
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Program)	3.615%	2/1/29	86	85
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Program)	5.081%	6/1/31	86	88
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Program)	4.145%	2/1/33	100	100
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Program)	5.048%	12/1/34	100	104
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Program)	4.475%	8/1/39	150	148
	Maryland Economic Development Corp. College & University Revenue	5.942%	5/31/57	75	78
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	98	102
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	150	111
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	107
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	43
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	80
	Metropolitan Government of Nashville & Davidson County Convention Center Authority Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	56
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	350	426
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	15	14
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	108
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	107
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	117
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.224%	11/1/55	100	108
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	67
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	169
	Michigan State University College & University Revenue	4.496%	8/15/48	50	48
	Michigan State University College & University Revenue	4.165%	8/15/22	100	82
	Mississippi GO	5.245%	11/1/34	50	51
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	77
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	81
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	243
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	227
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	75	69

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	122
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	475
	New York City Municipal Water Finance Authority Water Revenue	5.750%	6/15/41	50	53
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	50	54
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	50	54
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/43	100	102
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	175	187
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	79
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	105
	New York NY GO	4.610%	9/1/37	200	201
	New York NY GO	5.517%	10/1/37	50	53
	New York NY GO	6.271%	12/1/37	100	111
	New York NY GO	5.828%	10/1/53	100	115
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	104
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	76
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	50	40
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	178
	Ohio State University College & University Revenue	4.910%	6/1/40	100	99
	Ohio State University College & University Revenue	4.800%	6/1/11	100	95
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	60
	Oregon GO	5.892%	6/1/27	59	61
[13]	Oregon School Boards Association GO	5.528%	6/30/28	35	36
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	115
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	39
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	71
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	78
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	59
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	41
	Philadelphia PA Water & Wastewater Water Revenue	2.926%	7/1/45	50	38
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	82
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	253
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	26
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	156
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	107
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	275	254
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	98
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	71
	Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/40	100	77
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	110
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	47
	Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	52
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	21
	Rutgers State University of New Jersey College & University Revenue	3.915%	5/1/19	75	57
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	75	66
	Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/48	50	42
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	100	97
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	147
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	137
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	135
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	110
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	120
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	3.375%	8/1/34	100	94
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	114
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	234
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	222
	State Board of Administration Finance Corp. Miscellaneous Revenue	5.526%	7/1/34	150	158
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	51
	Texas GO	5.517%	4/1/39	180	193
	Texas GO	4.681%	4/1/40	50	49
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	315	326
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	300	316
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/49	175	150
	Texas Transportation Commission GO	2.472%	10/1/44	125	92
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	180
[13]	Tucson AZ COP	2.856%	7/1/47	50	37
	University of California College & University Revenue	1.316%	5/15/27	100	94
	University of California College & University Revenue	1.614%	5/15/30	125	110

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	3.071%	5/15/51	100	73
	University of California College & University Revenue	4.858%	5/15/12	225	211
	University of California College & University Revenue	4.767%	5/15/15	100	92
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	402
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	57
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	94
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	125	118
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	42
	University of Michigan College & University Revenue	2.437%	4/1/40	100	78
	University of Michigan College & University Revenue	2.562%	4/1/50	100	68
	University of Michigan College & University Revenue	4.454%	4/1/22	225	198
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	50
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	100	70
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	100
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	40
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	33
	University of Virginia College & University Revenue	2.256%	9/1/50	335	209
	University of Virginia College & University Revenue	4.179%	9/1/17	50	42
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	35	36
	Wisconsin Appropriations Revenue	3.154%	5/1/27	100	98
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	241
Total Taxable Municipal Bonds (Cost $26,571)					24,882
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[15]	Vanguard Market Liquidity Fund (Cost $45,325)	5.014%		453,263	45,326
Total Investments (100.3%) (Cost $4,970,732)					4,686,474
Other Assets and Liabilities—Net (-0.3%)					(12,275)
Net Assets (100%)					4,674,199
Cost is in $000.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2024.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $12,433,000, representing 0.3% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
UMBS—Uniform Mortgage-Backed Securities.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit

Total Bond Market Index Portfolio
enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
C.	Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,123,462	—	3,123,462
Asset-Backed/Commercial Mortgage-Backed Securities	—	115,108	—	115,108
Corporate Bonds	—	1,222,461	—	1,222,461
Sovereign Bonds	—	155,235	—	155,235
Taxable Municipal Bonds	—	24,882	—	24,882
Temporary Cash Investments	45,326	—	—	45,326
Total	45,326	4,641,148	—	4,686,474